FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Schedule of Investments, February 28, 2023 (unaudited)

K2 Alternative Strategies Fund

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests 27.1%
Aerospace & Defense 0.4%
[a]Aerojet Rocketdyne Holdings Inc.	United States	24,843	$1,399,655
Lockheed Martin Corp.	United States	93	44,106
Maxar Technologies Inc.	United States	42,021	2,164,081
[a]Satellogic Inc., 1/25/27, wts.	United States	2,058	501

			3,608,343

Air Freight & Logistics 0.3%
[a]Atlas Air Worldwide Holdings Inc.	United States	28,128	2,835,584
[b]United Parcel Service Inc., B	United States	210	38,323

			2,873,907

Auto Components 0.1%
[a]American Axle & Manufacturing Holdings Inc.	United States	2,920	25,696
Autoliv Inc.	Sweden	7,982	738,973
[a,c]Luminar Technologies Inc.	United States	12,104	108,331

			873,000

Automobiles 0.1%
[a,c]Lucid Group Inc.	United States	1,930	17,621
[a]Tesla Inc.	United States	4,367	898,336

			915,957

Banks 0.6%
Banco Santander Mexico SA Institucion de Banca Multiple
Grupo Financiero, ADR	Mexico	62,868	249,246
Bank of America Corp.	United States	32,543	1,116,225
[d]First Citizens Bancshares Inc., A	United States	1,261	925,271
First Horizon Corp.	United States	124,278	3,078,366

			5,369,108

Beverages 0.3%
[b]The Coca-Cola Co.	United States	616	36,658
Davide Campari-Milano NV	Italy	49,629	555,628
[a,d]Monster Beverage Corp.	United States	12,476	1,269,558
[d]PepsiCo Inc.	United States	7,594	1,317,787

			3,179,631

Biotechnology 1.4%
AbbVie Inc.	United States	352	54,173
[a]F-Star Therapeutics Inc.	United Kingdom	15,817	84,621
[a,c]Gossamer Bio Inc.	United States	100	173
[a]Horizon Therapeutics PLC	United States	75,621	8,279,743
[a]Intercept Pharmaceuticals Inc.	United States	41,037	828,126
[a]Karyopharm Therapeutics Inc.	United States	1,000	3,020
[a]Myovant Sciences Ltd.	United States	143,108	3,858,192

			13,108,048

Capital Markets 0.7%
BlackRock Inc., A	United States	28	19,304
Canaccord Genuity Group Inc.	Canada	69,330	585,837
[d]Cowen Inc., A	United States	73,448	2,863,737
[a]Focus Financial Partners Inc., A	United States	34,334	1,780,562
[d]Moody's Corp.	United States	4,812	1,396,202
[b]Morgan Stanley	United States	291	28,081
Raymond James Financial Inc.	United States	3,404	369,198

			7,042,921

Chemicals 0.5%
[a,c]Amyris Inc.	United States	3,000	3,750
The Sherwin-Williams Co.	United States	18,811	4,163,815

Quarterly Consolidated Schedule of Investments | See Notes to the Consolidated Schedules of Investments.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Chemicals (continued)
[a]Tronox Holdings PLC, A	United States	21,474	$334,994

			4,502,559

Commercial Services & Supplies 0.9%
[d]Cintas Corp.	United States	5,448	2,388,784
[a]Digital Transformation Opportunities Corp., A	United States	39,182	398,873
[a]Digital Transformation Opportunities Corp., A, 3/31/28, wts.	United States	9,795	632
[a]Iaa Inc.	United States	37,348	1,527,907
[d]Republic Services Inc., A	United States	30,305	3,907,223
[a]Shapeways Holdings Inc., 10/31/26, wts.	United States	13,286	295

			8,223,714

Communications Equipment 0.0%†
[b]Cisco Systems Inc.	United States	359	17,383
[a]Riverbed Technology Inc.	United States	5,404	1,378

			18,761

Construction & Engineering 0.9%
[a,d]Mastec Inc.	United States	48,220	4,712,058
[d]Quanta Services Inc.	United States	23,624	3,812,914

			8,524,972

Construction Materials 0.0%†
[a]Cemex SAB de CV, ADR	Mexico	74,259	369,810

Containers & Packaging 0.4%
[c]Ball Corp.	United States	66,444	3,734,817
Packaging Corp. of America	United States	123	16,817

			3,751,634

Distributors 0.2%
Pool Corp.	United States	6,485	2,314,237

Diversified Financial Services 1.7%
[a]7GC & Co. Holdings Inc., A, 12/31/26, wts.	United States	3,244	308
[a]Aequi Acquisition Corp., A	United States	4,844	48,682
[a]Aequi Acquisition Corp., A, 11/30/27, wts.	United States	490	49
[a]African Gold Acquisition Corp., A, 3/13/28, wts.	United States	4,750	—
[a]Agile Growth Corp., A, 12/31/27, wts.	United States	1,303	3
[a]Ahren Acquisition Corp., A	Cayman Islands	51,027	529,150
[a]Anthemis Digital Acquisitions I Corp.	United States	17,623	182,927
[a]Anzu Special Acquisition Corp. I, A	United States	32,745	326,468
[a]Apollo Strategic Growth Capital II, A	United States	49,289	500,787
[a]Apollo Strategic Growth Capital II, A, 12/31/27, wts.	United States	5,294	995
[a]APx Acquisition Corp. I	Mexico	13,835	144,852
[a]Ares Acquisition Corp., A	United States	25,000	255,750
[a]Ares Acquisition Corp., A, 12/31/27, wts.	United States	8,774	7,721
[a]Athena Consumer Acquisition Corp., A, 7/31/28, wts.	United States	13,194	796
[a,d]Athena Technology Acquisition Corp. II, A	United States	61,944	631,209
[a]Athena Technology Acquisition Corp. II, A, 10/17/28, wts.	United States	19,317	1,643
[a]Atlantic Coastal Acquisition Corp., A	United States	23,209	236,732
[a]Atlantic Coastal Acquisition Corp., A, 12/31/27, wts.	United States	5,443	435
[a]B Riley Principal 250 Merger Corp., A, 12/31/27, wts.	United States	2,651	358
[a]Blue Whale Acquisition Corp. I, A, 7/09/23, wts.	United Arab Emirates	1,005	185
[a]Capitalworks Emerging Markets Acquisition Corp., A	United States	15,474	158,454
[a]Capitalworks Emerging Markets Acquisition Corp., A, 4/27/28, wts.	United States	7,737	542
[a]Carney Technology Acquisition Corp. II, A, 11/30/27, wts.	United States	5,876	2
[a]CC Neuberger Principal Holdings III, 12/31/27, wts.	United States	7,027	1,054
[a]Churchill Capital Corp. VI, A	United States	24,149	242,214

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Diversified Financial Services (continued)
[a]Churchill Capital Corp. VII, A	United States	26,516	$266,220
[a,d]CIIG Capital Partners II Inc., A	United States	10,448	107,249
[a]Colonnade Acquisition Corp. II, 12/31/27, wts.	United States	13,654	699
[a,d]Concord Acquisition Corp. II, A	United States	79,080	797,126
[a]Concord Acquisition Corp. III, A	United States	9,774	100,965
[a]Consilium Acquisition Corp. I Ltd.	United States	12,546	128,973
[a,d]Conyers Park III Acquisition Corp., A	United States	32,395	325,894
[a]Corner Growth Acquisition Corp., A, 6/17/26, wts.	United States	5,737	258
[a]Corner Growth Acquisition Corp., A, 12/31/27, wts.	United States	7,606	951
[a]Crown PropTech Acquisitions, 12/31/27, wts.	United States	12,844	3,211
[a]Crystal Peak Acquisition, A	Netherlands	6,767	67,670
[a]Crystal Peak Acquisition, A, 6/22/26, wts.	Netherlands	2,725	1,363
[a]DHC Acquisition Corp., A, 12/31/27, wts.	United States	241	9
[a,d]dMY Technology Group Inc. VI	United States	26,930	273,070
[a]Dragoneer Growth Opportunities Corp. III, A	United States	82,467	814,774
[a]Elliott Opportunity II Corp., A	United States	56,350	572,234
[a]Elliott Opportunity II Corp., A, 3/02/26, wts.	United States	9,039	1,342
[a]Energy Transition Partners BV	Netherlands	3,372	34,805
[a]Energy Transition Partners BV, 7/16/26, wts.	Netherlands	1,124	279
[a]Enterprise 4.0 Technology Acquisition Corp.	United States	16,406	170,786
[a]Enterprise 4.0 Technology Acquisition Corp., 9/24/23, wts.	United States	8,203	349
[a]ESM Acquisition Corp., A	United States	8,367	85,260
[a]Far Peak Acquisition Corp., A	United States	13,482	137,247
[a,d]Fast Acquisition Corp. II, A, 3/16/26, wts.	United States	3,606	992
[a]Fifth Wall Acquisition Corp. III, A	United States	5,283	53,570
[a]Fintech Evolution Acquisition Group, A	United States	17,597	178,961
[a]Fintech Evolution Acquisition Group, A, 3/31/28, wts.	United States	5,865	4
[a]First Reserve Sustainable Growth Corp., A	United States	22,062	223,709
[a]First Reserve Sustainable Growth Corp., A, 12/31/28, wts.	United States	8,090	145
[a]Flame Acquisition Corp., A, 12/31/28, wts.	United States	10,165	7,623
[a]Focus Impact Acquisition Corp., A	United States	13,236	136,728
[a]Focus Impact Acquisition Corp., A, 4/23/23, wts.	United States	6,618	462
[a]Forest Road Acquisition Corp. II, A	United States	822	8,319
[a]Forum Merger IV Corp., A	United States	563	5,709
[a]Forum Merger IV Corp., A, 12/31/27, wts.	United States	704	141
[a]FTAC Hera Acquisition Corp., A	United States	35,780	363,883
[a,d]FTAC Parnassus Acquisition Corp., A	United States	49,016	496,532
[a]FTAC Zeus Acquisition Corp., A	United States	6,342	64,752
[a,d]Fusion Acquisition Corp. II, A	United States	45,488	461,703
[a,d]Fusion Acquisition Corp. II, A, 12/31/27, wts.	United States	5,297	211
[a]Global Partner Acquisition Corp. II, A, 12/31/27, wts.	United States	2,950	413
[a]GoGreen Investments Corp.	United States	9,490	99,835
[a]Growth For Good Acquisition Corp., Contingent Value, rts., 6/14/23	United States	5,118	398
[a]Hedosophia European Growth	United Kingdom	35,835	371,447
[a]Hedosophia European Growth, 5/13/27, wts.	United Kingdom	11,638	246
[a]Insight Acquisition Corp., A	United States	5,477	56,084
[a]Investcorp Europe Acquistion Corp. I, A	United States	40,934	425,714
[a]Investcorp Europe Acqusition Corp. I, A, 11/23/28, wts.	United States	9,717	334
[a]Jackson Acquisition Co., A, 12/31/28, wts.	United States	2,966	48
[a]Jaws Juggernaut Acquisition Corp., A	United States	6,381	64,990
[a]Jaws Juggernaut Acquisition Corp., A, 2/12/26, wts.	United States	4,284	707
[a]Jaws Mustang Acquisition Corp., A, 1/30/26, wts.	United States	8,196	738
[a]Juniper II Corp., A	United States	11,402	117,555
[a]Kensington Capital Acquisition Corp. V, A	United States	22,622	234,138
[a]Khosla Ventures Acquisition Co., A	United States	48,524	491,063
[a,d]Khosla Ventures Acquisition Co. III, A	United States	23,001	231,850

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Diversified Financial Services (continued)
[a]Landcadia Holdings IV Inc., A, 3/29/28, wts.	United States	1,171	$217
[a]LDH Growth Corp. I, A, 12/31/28, wts.	United States	97	4
[a]Lead Edge Growth Opportunities Ltd., A, 12/31/28, wts.	United States	1,175	29
[a]Learn CW Investment Corp., A	United States	19,726	202,191
[a]Learn CW Investment Corp., A, 12/31/28, wts.	United States	9,863	882
[a]LF Capital Acquisition Corp. II, A	United States	13,246	137,493
[a]Live Oak Crestview Climate Acquisition Corp., A, 3/12/26, wts.	United States	452	81
[a]Live Oak Mobility Acquisition Corp., A	United States	1,366	13,985
[a]M3-Brigade Acquisition II Corp., A, 12/31/27, wts.	United States	7,608	838
[a]Motive Capital Corp. II, A	United States	17,352	180,287
[a]Motive Capital Corp. II, A, 5/15/28, wts.	United States	5,384	783
[a]MSD Acquisition Corp., A	United States	29,051	296,175
[a]Murphy Canyon Acquisition Corp., A	United States	30,108	311,016
[a]Northern Star Investment Corp. II, A, 1/31/28, wts.	United States	3,083	—
[a]Obotech Acquisition SE, A	Luxembourg	4,205	44,032
[a]Obotech Acquisition SE, A, 4/30/26, wts.	Luxembourg	1,401	148
[a]Orion Biotech Opportunities Corp., A	United States	16,960	172,822
[a]Orion Biotech Opportunities Corp., A, 12/31/27, wts.	United States	3,392	653
[a]Pegasus Acquisition Co. Europe BV, A	Netherlands	30,999	321,319
[a]Pegasus Acquisition Co. Europe BV, A, 4/27/26, wts.	Netherlands	29,604	6,262
[a,e]Pershing Square Tontine Holdings Ltd., A	United States	42,829	—
[a]Pine Technology Acquisition Corp., A, 3/31/28, wts.	United States	3,876	46
[a]Pontem Corp., A, 12/31/27, wts.	United States	4,749	1,045
[a,d]Post Holdings Partnering Corp., A	United States	12,717	127,806
[a]RCF Acquisition Corp., A	United States	12,616	131,396
[a]Rice Acquisition Corp. II, A, 3/12/26, wts.	United States	3,294	4,612
[a]Rigel Resource Acquisition Corp., A	United States	8,142	84,677
[a]Rigel Resource Acquisition Corp., A, 4/19/23, wts.	United States	4,071	681
[a]RMG Acquisition Corp. III, A	United States	2,786	27,916
[a]RMG Acquisition Corp. III, A, 12/31/27, wts.	United States	557	78
[a,d]Rosecliff Acquisition Corp. I, A, 12/31/27, wts.	United States	19,875	1,592
[a]Screaming Eagle Acquisition Corp., A	United States	96,744	975,663
[a]Screaming Eagle Acquisition Corp., A, 12/15/27, wts.	United States	20,384	5,096
[a]Sculptor Acquisition Corp. I, A	United States	14,028	145,611
[a]Sculptor Acquisition Corp. I, A, 4/15/28, wts.	United States	7,014	1,116
[a]Slam Corp., A, 12/31/27, wts.	United States	7,928	1,105
[a,c]Social Capital Suvretta Holdings Corp. II, A	United States	14,142	144,248
[a]Social Capital Suvretta Holdings Corp. IV, A	United States	27,104	276,190
[a]Social Leverage Acquisition Corp. I, A	United States	13,866	138,591
[a]Social Leverage Acquisition Corp. I, A, 2/17/28, wts.	United States	3,466	520
[a]Southport Acquisition Corp., 5/24/28, wts.	United States	4,946	168
[a]Spree Acquisition Corp. 1 Ltd., 12/22/28, wts.	Israel	3,069	169
[a]Supernova Partners Acquisition Co. III Ltd., A, 3/31/27, wts.	United States	6,587	203
[a]Sustainable Development Acquisition I Corp., A, 12/31/28, wts.	United States	4,181	523
[a]SVF Investment Corp. 2, A	United States	9,817	100,035
[a]Target Global Acquisition I Corp., A, 12/31/27, wts.	Israel	3,516	422
[a]TB SA Acquisition Corp., A	United States	22,005	224,671
[a]TB SA Acquisition Corp., A, 3/25/28, wts.	United States	7,335	182
[a]Tech And Energy Transition Corp., A	United States	102	1,033
[a]Teract SA, 11/16/25, wts.	France	3,920	248
[a,d]Thunder Bridge Capital Partners IV Inc., A	United States	12,385	124,593
[a,c]TLG Acquisition One Corp., A	United States	9,876	101,328
[a]TPG Pace Beneficial II Corp., A	United States	16,840	167,221
[a,d]Twelve Seas Investment Co. II, A	United States	4,888	49,564
[a]Twelve Seas Investment Co. II, A, 3/02/28, wts.	United States	1,629	98
[a]Twin Ridge Capital Acquisition Corp., A	United States	7,511	76,612
[a]two, A	United States	9,851	100,677

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Diversified Financial Services (continued)
[a]Vahanna Tech Edge Acquisition I Corp., A	United States	7,916	$82,406
[a]Vahanna Tech Edge Acquisition I Corp., A, 11/30/28, wts.	United States	3,958	262
[a]Valor Latitude Acquisition Corp., A	United States	16,723	170,408
[a]Valor Latitude Acquisition Corp., A, 12/31/28, wts.	United States	5,574	240
[a]Vector Acquisition Corp. II, A	United States	8,707	88,811
[a]VMG Consumer Acquisition Corp., A	United States	2,210	22,785
[a]VMG Consumer Acquisition Corp., A, 7/03/23, wts.	United States	1,105	35
[a]Warburg Pincus Capital Corp. I, A, 12/31/27, wts.	Cayman Islands	249	—
[a]Zimmer Energy Transition Acquisition Corp., A, 5/14/23, wts.	United States	2,381	436

			16,331,390

Diversified Telecommunication Services 0.1%
Vantage Towers AG	Germany	22,979	825,573

Electric Utilities 2.2%
Constellation Energy Corp.	United States	52,557	3,935,994
Duke Energy Corp.	United States	236	22,245
[d]Edison International	United States	27,645	1,830,375
[a]Energy Harbor Corp.	United States	76,083	5,858,391
[d]NextEra Energy Inc.	United States	45,232	3,212,829
Origin Energy Ltd.	Australia	188,324	1,010,251
[a,d]PG&E Corp.	United States	114,546	1,789,209
PNM Resources Inc.	United States	60,816	2,979,984

			20,639,278

Electrical Equipment 0.6%
[a,d]Array Technologies Inc.	United States	91,194	1,708,976
Emerson Electric Co.	United States	184	15,219
[a,d]Enovix Corp.	United States	45,007	414,964
[a,d]Fluence Energy Inc., A	United States	89,886	1,678,172
[a]Nextracker Inc., A	United States	6,983	212,562
[a,d]Shoals Technologies Group Inc., A	United States	5,209	127,829
[a,d]Stem Inc.	United States	46,190	376,910
[a]Sunrun Inc.	United States	32,692	785,916

			5,320,548

Electronic Equipment, Instruments & Components 0.2%
Hollysys Automation Technologies Ltd.	China	75,520	1,388,813
[a]Movella Holdings Inc., A, 12/31/27, wts.	United States	5,567	780
National Instruments Corp.	United States	12,460	629,355

			2,018,948

Energy Equipment & Services 0.0%†
aHelix Energy Solutions Group Inc.	United States	9,000	74,520

Entertainment 0.8%
[b,d]Activision Blizzard Inc.	United States	71,135	5,424,044
[a,b]Manchester United PLC, A	United Kingdom	22,858	474,303
World Wrestling Entertainment Inc., A	United States	16,336	1,372,224

			7,270,571

Equity Real Estate Investment Trusts (REITs) 0.1%
American Tower Corp.	United States	134	26,533
[a,c]Braemar Hotels & Resorts Inc.	United States	47	219
First Capital Real Estate Investment Trust	Canada	5,276	68,981
Indus Realty Trust Inc.	United States	12,643	841,139

			936,872

Food & Staples Retailing 0.6%
Albertsons Cos. Inc.	United States	29,645	589,343
[d]Costco Wholesale Corp.	United States	10,199	4,938,152
The Kroger Co.	United States	5,437	234,552

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Food & Staples Retailing (continued)
Walmart Inc.	United States	226	$32,121

			5,794,168

Food Products 0.2%
[a]Benson Hill Inc., 12/24/25, wts.	United States	5,669	1,077
Chocoladefabriken Lindt & Spruengli AG	Switzerland	77	843,585
The Hershey Co.	United States	5,303	1,263,811

			2,108,473

Health Care Equipment & Supplies 0.1%
Abbott Laboratories	United States	276	28,075
[a]Cutera Inc.	United States	8,797	285,287
[a]Globus Medical Inc., A	United States	3,184	185,754

			499,116

Health Care Providers & Services 0.0%†
Elevance Health Inc.	United States	63	29,589
Synlab AG	Germany	510	3,771
UnitedHealth Group Inc.	United States	60	28,557

			61,917

Health Care Technology 0.0%†
[a]Health Catalyst Inc.	United States	1,300	18,148

Hotels, Restaurants & Leisure 0.4%
[a]Autogrill SpA	Italy	412,485	2,928,687
Domino's Pizza Inc.	United States	1,481	435,429
[a]F45 Training Holdings Inc.	United States	120,050	248,503
[a]HomeToGo SE, 12/31/25, wts.	Luxembourg	716	1
[a]Sonder Holdings Inc., 1/31/28, wts.	United States	3,948	474
[b]Starbucks Corp.	United States	403	41,142

			3,654,236

Household Durables 0.3%
Panasonic Holdings Corp.	Japan	20,441	178,491
[a,d]Skyline Champion Corp.	United States	33,134	2,266,697

			2,445,188

Household Products 0.1%
The Procter & Gamble Co.	United States	340	46,770
Spectrum Brands Holdings Inc.	United States	14,182	907,932

			954,702

Independent Power & Renewable Electricity Producers 1.0%
The AES Corp.	United States	195,250	4,818,770
China Longyuan Power Group Corp. Ltd., H	China	122,989	150,869
China Power International Development Ltd.	China	386,483	153,261
China Resources Power Holdings Co. Ltd.	China	98,352	200,827
Clearway Energy Inc., A	United States	6,810	202,325
[a]FREYR Battery SA	Norway	72,084	654,523
[a]Huaneng Power International Inc., H	China	311,881	153,488
[d]NextEra Energy Partners LP	United States	28,262	1,872,640
[a,d]Sunnova Energy International Inc.	United States	73,914	1,314,191

			9,520,894

Industrial Conglomerates 0.7%
General Electric Co.	United States	76,422	6,473,708
Toshiba Corp.	Japan	9,747	301,647

			6,775,355

Insurance 0.4%
[a]Aon PLC, A	United States	6,261	1,903,657
Argo Group International Holdings Ltd.	United States	28,256	820,837

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Insurance (continued)
[d]W.R. Berkley Corp.	United States	17,781	$1,176,924

			3,901,418

Interactive Media & Services 0.1%
[a]Alphabet Inc., A	United States	12,669	1,140,970
[a]Meta Platforms Inc., A	United States	583	101,990
[a]Wejo Group Ltd., 11/18/26, wts.	United States	3,488	297

			1,243,257

Internet & Direct Marketing Retail 0.0%†
[a]Amazon.com Inc.	United States	912	85,938
[a]Cazoo Group Ltd., 8/26/26, wts.	Cayman Islands	19,178	193
[a]Lands' End Inc.	United States	15,960	121,296

			207,427

IT Services 0.8%
Accenture PLC, A	United States	87	23,103
[a]Core Scientific Inc., 1/19/27, wts.	United States	1,383	256
[a]Evo Payments Inc., A	United States	83,806	2,836,833
[a]GDS Holdings Ltd., ADR	China	43,141	830,464
[d]MasterCard Inc., A	United States	5,283	1,876,997
[a]MoneyGram International Inc.	United States	75,693	821,269
[a]Pushpay Holdings Ltd.	New Zealand	749,847	588,811
[a]Vnet Group Inc., ADR	China	40,295	159,971

			7,137,704

Leisure Products 0.0%†
[a]Tonies SE, A, 4/30/26, wts.	Germany	41,605	11,001

Life Sciences Tools & Services 0.8%
Danaher Corp., W	United States	3,268	808,928
[a]Mettler-Toledo International Inc.	United States	3,596	5,155,621
[d]Thermo Fisher Scientific Inc.	United States	2,282	1,236,297

			7,200,846

Machinery 0.6%
[d]Altra Industrial Motion Corp.	United States	66,913	4,117,157
[a]Berkshire Grey Inc., 7/21/26, wts.	United States	23,782	4,982
Cummins Inc.	United States	71	17,259
Deere & Co.	United States	79	33,120
Fanuc Corp.	Japan	4,848	824,019
[a]Fast Radius Inc., 2/11/28, wts.	United States	2,678	2
Hillenbrand Inc.	United States	14,039	661,799
[a,c]Nikola Corp.	United States	33,653	74,710

			5,733,048

Media 1.0%
[a]Altice USA Inc., A	United States	29,227	115,739
[a]Clear Channel Outdoor Holdings Inc., A	United States	154,479	273,428
Comcast Corp., A	United States	1,041	38,694
[a]Innovid Corp., A, 12/31/27, wts.	Israel	69	14
Shaw Communications Inc., B	Canada	262,642	7,608,817
Tegna Inc.	United States	71,705	1,247,667
Telenet Group Holding NV	Belgium	4,898	75,709

			9,360,068

Metals & Mining 1.2%
[a]Iamgold Corp.	Burkina Faso	362,074	821,908
[a]Newcrest Mining Ltd.	Australia	60,548	934,068
Newmont Corp.	United States	480	20,933
Oz Minerals Ltd.	Australia	231,218	4,347,051

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Metals & Mining (continued)
Yamana Gold Inc.	Canada	988,278	$5,040,218

			11,164,178

Multi-Utilities 0.3%
Algonquin Power & Utilities Corp.	Canada	52,455	400,572
Dominion Energy Inc.	United States	48,801	2,714,312

			3,114,884

Oil, Gas & Consumable Fuels 0.4%
[a]Battalion Oil Corp.	United States	3,790	34,148
California Resources Corp.	United States	3,913	165,129
Canadian Natural Resources Ltd.	Canada	2,814	159,019
Devon Energy Corp.	United States	2,799	150,922
Diamondback Energy Inc.	United States	1,778	249,951
EOG Resources Inc.	United States	1,313	148,395
[e]Gazprom PJSC	Russia	615,160	—
[d]New Fortress Energy Inc., A	United States	18,949	625,127
Occidental Petroleum Corp.	United States	29,876	1,749,539
Pioneer Natural Resources Co.	United States	509	102,009
Targa Resources Corp.	United States	6,090	451,269
[a,d]Tellurian Inc.	United States	222,065	330,877
The Williams Cos. Inc.	United States	760	22,876

			4,189,261

Personal Products 0.4%
L'Oreal SA	France	8,679	3,430,574

Pharmaceuticals 0.1%
[a]Amryt Pharma PLC, ADR	United Kingdom	35,844	523,681
[b]Bristol-Myers Squibb Co.	United States	305	21,033
Johnson & Johnson	United States	287	43,985
[b]Merck & Co. Inc.	United States	283	30,066

			618,765

Professional Services 0.1%
[a]Atlas Technical Consultants Inc.	United States	79,963	977,948

Real Estate Management & Development 0.0%†
[a,c]Redfin Corp.	United States	4,100	30,381

Road & Rail 1.0%
Canadian Pacific Railway Ltd.	Canada	49,408	3,752,044
[d]CSX Corp.	United States	108,045	3,294,292
[d,e]Hertz Corp. Escrow	United States	1,982,000	—
[d]Union Pacific Corp.	United States	11,369	2,356,566

			9,402,902

Semiconductors & Semiconductor Equipment 0.4%
Broadcom Inc.	United States	71	42,195
[b]Microchip Technology Inc.	United States	459	37,193
[b]Qualcomm Inc.	United States	735	90,794
[b]Silicon Motion Technology Corp., ADR	Taiwan	12,712	854,501
[a]SolarEdge Technologies Inc.	United States	5,684	1,807,057
[a]Tower Semiconductor Ltd.	Israel	13,406	543,747

			3,375,487

Software 1.7%
[a,e]Coupa Software Inc.	United States	101,673	8,232,463
[a]Duck Creek Technologies Inc.	United States	4,911	93,014
Infomedia Ltd.	Australia	497,543	467,875
Intuit Inc.	United States	3,049	1,241,492
[a]Livevox Holdings Inc., 6/18/26, wts.	United States	23,891	4,812
[a]Magnet Forensics Inc.	Canada	31,498	1,021,463

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Software (continued)
[d]Microsoft Corp.	United States	16,074	$4,009,177
[a]Momentive Global Inc.	United States	24,628	169,933
[a]Salesforce Inc.	United States	1,698	277,810
[a]Splunk Inc.	United States	954	97,785
[a]Sumo Logic Inc.	United States	33,391	396,351
[a]Workiva Inc., A	United States	811	72,341

			16,084,516

Specialty Retail 0.7%
[a]Carvana Co., A	United States	1	10
The Home Depot Inc.	United States	15,338	4,548,330
[a,b]Travelcenters of America Inc.	United States	17,157	1,447,193
[a,f]Watches of Switzerland Group PLC, 144A	United Kingdom	108,921	1,089,691

			7,085,224

Technology Hardware, Storage & Peripherals 0.0%†
[b]Apple Inc.	United States	847	124,856
[a]Western Digital Corp.	United States	8,489	326,657

			451,513

Textiles, Apparel & Luxury Goods 0.2%
Hermes International	France	948	1,716,008
[a]Lanvin Group Holdings Ltd., 12/14/27, wts.	Hong Kong	1,524	533

			1,716,541

Trading Companies & Distributors 0.3%
[d]Herc Holdings Inc.	United States	15,010	2,155,286
ITOCHU Corp.	Japan	5,200	155,431
Mitsubishi Corp.	Japan	9,900	336,314
Mitsui & Co. Ltd.	Japan	5,400	151,556

			2,798,587

Transportation Infrastructure 0.3%
[a]Atlas Corp.	Canada	194,952	2,994,463

Water Utilities 0.1%
Guangdong Investment Ltd.	China	1,312,087	1,325,918

Wireless Telecommunication Services 0.3%
[a]T-Mobile US Inc.	United States	2,837	403,364
[d]Vodafone Group PLC, ADR	United Kingdom	165,741	1,983,920

			2,387,284

Total Common Stocks and Other Equity Interests (Cost $218,390,577)			255,869,694

Preferred Stocks 0.0%†
Communications Equipment 0.0%†
[a]Riverbed Technology Inc., pfd., A	United States	3,699	943

Gas Utilities 0.0%†
El Paso Energy Capital Trust I, 4.75%, pfd.	United States	114	5,278

Professional Services 0.0%†
Clarivate PLC, 5.25%, pfd.	United Kingdom	3,023	133,345

Thrifts & Mortgage Finance 0.0%†
FHLMC, 8.375%, pfd., Z	United States	8,177	17,335
FNMA, 8.25%, pfd., S	United States	15,150	33,936

			51,271

Total Preferred Stocks (Cost $397,924)			190,837

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds 13.8%
Aerospace & Defense 0.2%
Kaman Corp., senior note, 3.25%, 5/01/24	United States	1,576,000		$1,487,744
[f]Virgin Galactic Holdings Inc., senior note, 144A, 2.50%, 2/01/27	United States	192,000		116,736

				1,604,480

Airlines 0.7%
[f]Air France-KLM, senior note, Reg S, 0.125%, 3/25/26	France	32,034	EUR	579,518
American Airlines Group Inc., senior note, 6.50%, 7/01/25	United States	691,000		836,455
[f]Cathay Pacific Finance III Ltd., senior note, Reg S, 2.75%, 2/05/26	Hong Kong	8,000,000	HKD	1,050,526
[d]Copa Holdings SA, senior note, 4.50%, 4/15/25	Panama	1,519,000		2,828,953
[f]GOL Equity Finance SA, senior note, 144A, 3.75%, 7/15/24	Brazil	1,248,000		677,554
Jetblue Airways Corp., senior note, 0.50%, 4/01/26	United States	691,000		535,834
Southwest Airlines Co., senior note, 1.25%, 5/01/25	United States	340,000		388,705

				6,897,545

Auto Components 0.0%†
[f]Luminar Technologies Inc., senior note, 144A, 1.25%, 12/15/26	United States	223,000		162,816

Automobiles 0.4%
[f]Fisker Inc., senior note, 144A, 2.50%, 9/15/26	United States	860,000		462,800
[d]Ford Motor Co., senior note, zero cpn., 3/15/26	United States	749,000		724,657
[d]Li Auto Inc., senior note, 0.25%, 5/01/28	China	810,000		893,835
[f]Lucid Group Inc., senior note, 144A, 1.25%, 12/15/26	United States	817,000		494,285
NIO Inc., senior note, zero cpn., 2/01/26	China	290,000		267,543
Winnebago Industries Inc., senior note, 1.50%, 4/01/25	United States	576,000		670,680

				3,513,800

Banks 0.2%
Hope Bancorp Inc., senior bond, 2.00%, 5/15/38	United States	1,507,000		1,482,135

Biotechnology 0.8%
Apellis Pharmaceuticals Inc., senior note, 3.50%, 9/15/26	United States	519,000		964,042
[f]Avid SPV LLC, senior note, 144A, 1.25%, 3/15/26	United States	579,000		604,515
[c]BioMarin Pharmaceutical Inc., senior sub. note, 1.25%, 5/15/27	United States	555,000		570,609
[d]Coherus Biosciences Inc., senior sub. note, 1.50%, 4/15/26	United States	1,135,000		797,337
Dynavax Technologies Corp., senior note, 2.50%, 5/15/26	United States	1,111,000		1,373,752
Exact Sciences Corp., senior note, 0.375%, 3/15/27	United States	116,000		105,633
Gossamer Bio Inc., senior note, 5.00%, 6/01/27	United States	376,000		110,261
[f]Halozyme Therapeutics Inc., senior note, 144A, 1.00%, 8/15/28	United States	325,000		338,813
Insmed Inc., senior note, 0.75%, 6/01/28	United States	805,000		699,728
Intercept Pharmaceuticals Inc., senior secured note, 3.50%, 2/15/26	United States	114,000		145,074
Ionis Pharmaceuticals Inc., senior note, 0.125%, 12/15/24	United States	145,000		133,946
zero cpn., 4/01/26	United States	254,000		231,616
Karyopharm Therapeutics Inc., senior note, 3.00%, 10/15/25	United States	438,000		331,080
[f]Pharming Group NV, senior note, Reg S, 3.00%, 1/21/25	Netherlands	400,000	EUR	389,234
[d]Travere Therapeutics Inc., senior note, 2.25%, 3/01/29	United States	633,000		612,111

				7,407,751

Building Products 0.0%†
[f]Axon Enterprise Inc., senior note, 144A, 0.50%, 12/15/27	United States	122,000		132,065

Chemicals 0.2%
Amyris Inc., senior note, 1.50%, 11/15/26	United States	870,000		271,751
[f]Danimer Scientific Inc., senior note, 144A, 3.25%, 12/15/26	United States	551,000		242,785
Livent Corp., senior note, 4.125%, 7/15/25	United States	324,000		902,016

				1,416,552

Construction & Engineering 0.1%
Granite Construction Inc., senior note, 2.75%, 11/01/24	United States	475,000		670,676

Consumer Finance 0.4%
Encore Capital Europe Finance Ltd., senior note, 4.50%, 9/01/23	United States	500,000		618,687

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Consumer Finance (continued)
Encore Capital Group Inc., senior note, 3.25%, 10/01/25	United States	371,000		$509,940
EZCORP Inc., senior note,
2.875%, 7/01/24	United States	618,000		667,944
[f]144A, 3.75%, 12/15/29	United States	582,000		585,834
PRA Group Inc., senior note, 3.50%, 6/01/23	United States	1,100,000		1,109,350
[f]Zip Co. Ltd., senior note, Reg S, zero cpn., 4/23/28	Australia	800,000	AUD	131,888

				3,623,643

Diversified Consumer Services 0.2%
Chegg Inc., senior note,
0.125%, 3/15/25	United States	577,000		503,721
zero cpn., 9/01/26	United States	289,000		227,635
Marathon Digital Holdings Inc., senior note, 1.00%, 12/01/26	United States	202,000		71,682
[f]Nexi SpA, senior note, Reg S, zero cpn., 2/24/28	Italy	500,000	EUR	383,657
Sabre GLBL Inc., senior note, 4.00%, 4/15/25	United States	288,000		288,382

				1,475,077

Diversified Financial Services 0.2%
Lendingtree Inc., senior note, 0.50%, 7/15/25	United States	1,286,000		1,015,940
Upstart Holdings Inc., senior note, 0.25%, 8/15/26	United States	731,000		475,150
[f]Wisdomtree Inc., senior note, 144A, 5.75%, 8/15/28	United States	94,000		94,543

				1,585,633

Diversified Telecommunication Services 0.1%
[f]Match Group Financeco 2 Inc., senior note, 144A, 0.875%, 6/15/26	United States	874,000		773,247
[f]Radius Global Infrastructure Inc., senior note, 144A, 2.50%, 9/15/26	United States	677,000		633,418

				1,406,665

Electric Utilities 0.0%†
[f]Alliant Energy Corp., senior note, 144A, 3.875%, 3/15/26	United States	66,000		65,835
[f]PPL Capital Funding Inc., senior note, 144A, 2.875%, 3/15/28	United States	105,000		103,420
[f]The Southern Co., senior note, 144A, 3.875%, 12/15/25	United States	105,000		103,692

				272,947

Electrical Equipment 0.1%
Plug Power Inc., senior note, 3.75%, 6/01/25	United States	407,000		1,216,849

Electronic Equipment, Instruments & Components 0.1%
PAR Technology Corp., senior note, 1.50%, 10/15/27	United States	463,000		372,020
Vishay Intertechnology Inc., senior note, 2.25%, 6/15/25	United States	357,000		348,106

				720,126

Energy Equipment & Services 0.2%
[d]Helix Energy Solutions Group Inc., senior note, 6.75%, 2/15/26	United States	978,000		1,410,243
Transocean Inc., senior note, 4.625%, 9/30/29	United States	133,000		297,512

				1,707,755

Entertainment 0.4%
Cinemark Holdings Inc., senior note, 4.50%, 8/15/25	United States	1,137,000		1,371,679
Live Nation Entertainment Inc., senior note,
2.00%, 2/15/25	United States	115,000		112,527
[c,f]144A, 3.125%, 1/15/29	United States	347,000		344,398
[d,f]The Marcus Corp., senior note, 144A, 5.00%, 9/15/25	United States	473,000		755,322
[d]Sea Ltd., senior note,
2.375%, 12/01/25	Singapore	643,000		678,220
0.25%, 9/15/26	Singapore	588,000		447,174

				3,709,320

Equity Real Estate Investment Trusts (REITs) 0.2%
Braemar Hotels & Resorts Inc., senior note, 4.50%, 6/01/26	United States	641,000		633,473
[f]Hat Holdings I LLC / Hat Holdings II LLC, senior note, 144A, zero cpn., 5/01/25	United States	579,000		548,963

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Convertible Bonds (continued)
Equity Real Estate Investment Trusts (REITs) (continued)
[d]Pebblebrook Hotel Trust, senior note, 1.75%, 12/15/26	United States	987,000	$848,326
Summit Hotel Properties Inc., senior note, 1.50%, 2/15/26	United States	261,000	228,245

			2,259,007

Food & Staples Retailing 0.1%
[f]The Chefs' Warehouse Inc., senior note, 144A, 2.375%, 12/15/28	United States	606,000	605,533

Food Products 0.0%†
[f]Post Holdings Inc., senior note, 144A, 2.50%, 8/15/27	United States	116,000	120,559

Health Care Equipment & Supplies 0.4%
Alphatec Holdings Inc., senior note, 0.75%, 8/01/26	United States	144,000	149,328
[f]Conmed Corp., senior note, 144A, 2.25%, 6/15/27	United States	465,000	440,123
Cutera Inc., senior note,
2.25%, 3/15/26	United States	239,000	285,194
[d,f]144A, 2.25%, 6/01/28	United States	787,000	693,347
[f]144A, 4.00%, 6/01/29	United States	47,000	41,048
Envista Holdings Corp., senior note, 2.375%, 6/01/25	United States	115,000	218,730
[f]Integer Holdings Corp., senior note, 144A, 2.125%, 2/15/28	United States	10,000	10,705
Mesa Laboratories Inc., senior note, 1.375%, 8/15/25	United States	253,000	236,302
NuVasive Inc., senior note,
1.00%, 6/01/23	United States	688,000	679,400
0.375%, 3/15/25	United States	406,000	360,731
[d]Varex Imaging Corp., senior note, 4.00%, 6/01/25	United States	1,008,000	1,092,953

			4,207,861

Health Care Providers & Services 0.1%
Guardant Health Inc., senior note, zero cpn., 11/15/27	United States	110,000	75,570
Inotiv Inc., senior note, 3.25%, 10/15/27	United States	587,000	270,671
PetIQ Inc., A, senior note, 4.00%, 6/01/26	United States	641,000	532,604

			878,845

Health Care Technology 1.0%
8x8 Inc., senior note, 4.00%, 2/01/28	United States	481,000	487,313
Bandwidth Inc., senior note, 0.50%, 4/01/28	United States	966,000	627,900
Bilibili Inc., senior note, 0.50%, 12/01/26	China	115,000	97,232
Bill Holdings Inc., senior note, zero cpn., 12/01/25	United States	932,000	866,294
Blackline Inc., senior note,
0.125%, 8/01/24	United States	338,000	377,335
zero cpn., 3/15/26	United States	749,000	636,182
Cerence Inc., senior note, 3.00%, 6/01/25	United States	467,000	493,596
Cloudflare Inc., senior note, zero cpn., 8/15/26	United States	587,000	488,677
Confluent Inc., senior note, zero cpn., 1/15/27	United States	698,000	545,897
Digitalocean Holdings Inc., senior note, zero cpn., 12/01/26	United States	873,000	672,860
Evolent Health Inc., senior note, 1.50%, 10/15/25	United States	302,000	377,418
Five9 Inc., senior note, 0.50%, 6/01/25	United States	346,000	311,400
Health Catalyst Inc., senior note, 2.50%, 4/15/25	United States	691,000	651,661
Hubspot Inc., senior note, 0.375%, 6/01/25	United States	93,000	136,431
Livongo Health Inc., senior note, 0.875%, 6/01/25	United States	180,000	159,289
Model N Inc., senior note, 2.625%, 6/01/25	United States	115,000	136,390
Mongodb Inc., senior note, 0.25%, 1/15/26	United States	357,000	432,952
[f]Nextgen Healthcare Inc., senior note, 144A, 3.75%, 11/15/27	United States	582,000	595,677
Nutanix Inc., senior note, 0.25%, 10/01/27	United States	383,000	327,356
Pagerduty Inc., senior note, 1.25%, 7/01/25	United States	230,000	242,880
Teladoc Health Inc., senior note, 1.25%, 6/01/27	United States	550,000	432,755
Unity Software Inc., senior note, zero cpn., 11/15/26	United States	810,000	619,245

			9,716,740

Hotels, Restaurants & Leisure 0.4%
Carnival Corp., senior note,
5.75%, 10/01/24	United States	311,000	403,678

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Hotels, Restaurants & Leisure (continued)
Carnival Corp., senior note, (continued)
[f]144A, 5.75%, 12/01/27	United States	369,000		$409,037
Marriott Vacations Worldwide Corp., senior note,
[f]144A, 3.25%, 12/15/27	United States	588,000		606,228
zero cpn., 1/15/26	United States	144,000		148,464
Penn Entertainment Inc., senior note, 2.75%, 5/15/26	United States	25,000		37,175
Royal Caribbean Cruises Ltd., senior note,
4.25%, 6/15/23	United States	231,000		248,978
2.875%, 11/15/23	United States	418,000		442,662
[f]144A, 6.00%, 8/15/25	United States	867,000		1,408,008

				3,704,230

Household Durables 0.0%†
Lci Industries, senior note, 1.125%, 5/15/26	United States	288,000		262,800

Independent Power & Renewable Electricity Producers 0.0%†
[c,f]Sunnova Energy International Inc., senior note, 144A, 2.625%, 2/15/28	United States	481,000		379,175

Interactive Media & Services 0.2%
Snap Inc., senior note,
0.25%, 5/01/25	United States	230,000		215,855
0.75%, 8/01/26	United States	349,000		311,171
zero cpn., 5/01/27	United States	175,000		126,612
0.125%, 3/01/28	United States	1,105,000		776,263

				1,429,901

Internet & Direct Marketing Retail 1.1%
Airbnb Inc., senior note, zero cpn., 3/15/26	United States	587,000		506,874
[f]Cornwall Jersey Ltd., senior note, Reg S, 0.75%, 4/16/26	United Kingdom	300,000	GBP	243,577
[f]Delivery Hero AG, senior note, Reg S,
1.50%, 1/15/28	South Korea	800,000	EUR	576,948
A, 1.00%, 4/30/26	South Korea	600,000	EUR	497,820
B, 2.125%, 3/10/29	South Korea	100,000	EUR	69,055
[f]Delivery Hero SE, senior note, Reg S, 1.00%, 1/23/27	South Korea	200,000	EUR	162,990
Etsy Inc., senior note,
0.125%, 10/01/26	United States	174,000		268,047
0.25%, 6/15/28	United States	326,000		273,539
[c]Fiverr International Ltd., senior note, zero cpn., 11/01/25	United States	989,000		826,551
[d]Fubotv Inc., senior note, 3.25%, 2/15/26	United States	104,000		51,325
Groupon Inc., senior note, 1.125%, 3/15/26	United States	369,000		210,528
[f]Just Eat Takeaway.com NV, senior note, Reg S,
1.25%, 4/30/26	United Kingdom	600,000	EUR	533,405
B, 0.625%, 2/09/28	United Kingdom	700,000	EUR	501,277
[d]Magnite Inc., senior note, 0.25%, 3/15/26	United States	320,000		256,583
Mercadolibre Inc., senior note, 2.00%, 8/15/28	Brazil	185,000		519,480
Okta Inc., senior note, 0.125%, 9/01/25	United States	873,000		761,692
[f]Porch Group Inc., senior note, 144A, 0.75%, 9/15/26	United States	1,428,000		886,647
Q2 Holdings Inc., senior note, 0.75%, 6/01/26	United States	463,000		393,550
The Realreal Inc., senior note, 1.00%, 3/01/28	United States	557,000		213,777
Spotify USA Inc., senior note, zero cpn., 3/15/26	United States	791,000		652,575
Techtarget Inc., senior note, zero cpn., 12/15/26	United States	452,000		353,690
Wayfair Inc., senior note,
1.125%, 11/01/24	United States	230,000		204,125
0.625%, 10/01/25	United States	107,000		80,477
1.00%, 8/15/26	United States	331,000		228,809
[f]144A, 3.25%, 9/15/27	United States	758,000		699,634
Zillow Group Inc., senior note,
0.75%, 9/01/24	United States	575,000		656,938

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Convertible Bonds (continued)
Internet & Direct Marketing Retail (continued)
Zillow Group Inc., senior note, (continued)
1.375%, 9/01/26	United States	15,000	$17,362

			10,647,275

IT Services 0.5%
3d Systems Corp., senior note, zero cpn., 11/15/26	United States	174,000	128,651
[f]Lumentum Holdings Inc., senior note, 144A, 0.50%, 6/15/28	United States	115,000	87,126
Mitek Systems Inc., senior note, 0.75%, 2/01/26	United States	933,000	762,410
[c]Rapid7 Inc., senior note, 0.25%, 3/15/27	United States	406,000	359,194
[f]Repay Holdings Corp., A, senior note, 144A, zero cpn., 2/01/26	United States	577,000	459,004
Shift4 Payments Inc., senior note,
0.50%, 8/01/27	United States	58,000	50,663
[d]zero cpn., 12/15/25	United States	816,000	871,080
[d]Shopify Inc., senior note, 0.125%, 11/01/25	Canada	645,000	550,185
Zscaler Inc., senior note, 0.125%, 7/01/25	United States	872,000	971,844

			4,240,157

Leisure Products 0.3%
NCL Corp. Ltd., senior note,
6.00%, 5/15/24	United States	291,000	382,374
5.375%, 8/01/25	United States	357,000	407,337
1.125%, 2/15/27	United States	739,000	554,657
2.50%, 2/15/27	United States	599,000	472,990
Peloton Interactive Inc., senior note, zero cpn., 2/15/26	United States	333,000	261,345
Topgolf Callaway Brands Corp., senior note, 2.75%, 5/01/26	United States	581,000	848,623

			2,927,326

Machinery 0.2%
Bloom Energy Corp., senior note, 2.50%, 8/15/25	United States	961,000	1,408,826
[f]Desktop Metal Inc., senior note, 144A, 6.00%, 5/15/27	United States	461,000	475,291
The Greenbrier Cos. Inc., senior note, 2.875%, 4/15/28	United States	406,000	347,942

			2,232,059

Media 0.6%
Cable One Inc., senior note, zero cpn., 3/15/26	United States	5,000	3,943
DISH Network Corp.,
senior bond, 3.375%, 8/15/26	United States	2,094,000	1,348,703
senior note, 2.375%, 3/15/24	United States	752,000	693,520
senior note, zero cpn., 12/15/25	United States	670,000	430,476
[f]Liberty Broadband Corp., senior bond, 144A, 3.125%, 3/31/53	United States	670,000	658,610
Liberty Interactive LLC,
senior bond, 4.00%, 11/15/29	United States	1,448,000	514,040
senior note, 3.75%, 2/15/30	United States	1,969,000	689,150
[f]Liberty Media Corp., senior bond, 144A,
2.125%, 3/31/48	United States	788,000	750,964
[d]2.75%, 12/01/49	United States	766,000	692,464

			5,781,870

Metals & Mining 0.5%
ATI Inc., senior note, 3.50%, 6/15/25	United States	437,000	1,168,538
Century Aluminum Co., senior note, 2.75%, 5/01/28	United States	514,000	465,941
[d,f]Ivanhoe Mines Ltd., senior note, 144A, 2.50%, 4/15/26	Canada	465,000	595,353
Lithium Americas Corp., senior note, 1.75%, 1/15/27	Canada	262,000	223,776
[f]MP Materials Corp., senior note, 144A, 0.25%, 4/01/26	United States	463,000	476,460
U.S. Steel Corp., senior note, 5.00%, 11/01/26	United States	698,000	1,647,629
Xometry Inc., senior note, 1.00%, 2/01/27	United States	521,000	445,455

			5,023,152

Mortgage Real Estate Investment Trusts (REITs) 0.6%
[f]Arbor Realty Trust Inc., senior note, 144A, 7.50%, 8/01/25	United States	529,000	546,457
KKR Real Estate Finance Trust Inc., senior note, 6.125%, 5/15/23	United States	252,000	250,582

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
PennyMac Corp., senior note,
5.50%, 11/01/24	United States	570,000		$535,088
[d]5.50%, 3/15/26	United States	1,197,000		1,074,906
Redwood Trust Inc., senior note,
4.75%, 8/15/23	United States	2,572,000		2,565,570
[f]144A, 7.75%, 6/15/27	United States	522,000		474,041
Two Harbors Investment Corp., senior note, 6.25%, 1/15/26	United States	657,000		588,237

				6,034,881

Oil, Gas & Consumable Fuels 0.2%
Array Technologies Inc., senior note, 1.00%, 12/01/28	United States	644,000		647,542
Enphase Energy Inc., senior note, zero cpn.,
3/01/26	United States	407,000		413,919
3/01/28	United States	144,000		149,190
[c]Solaredge Technologies Inc., senior note, zero cpn., 9/15/25	United States	311,000		412,542

				1,623,193

Personal Products 0.1%
[c,f]The Beauty Health Co., senior note, 144A, 1.25%, 10/01/26	United States	714,000		592,174

Pharmaceuticals 0.6%
Aurora Cannabis Inc., senior note, 5.50%, 2/28/24	Canada	394,000		378,240
Avadel Finance Cayman Ltd., senior note, 4.50%, 10/02/23	United States	597,000		668,123
[f]Collegium Pharmaceutical Inc., senior note, 144A, 2.875%, 2/15/29	United States	635,000		614,039
[f]Herbalife Nutrition Ltd., senior note, 144A, 4.25%, 6/15/28	United States	290,000		393,240
[f]Innoviva Inc., senior note, 144A, 2.125%, 3/15/28	United States	866,000		693,666
Mannkind Corp., senior note, 2.50%, 3/01/26	United States	1,553,000		1,884,512
Pacira Biosciences Inc., senior note, 0.75%, 8/01/25	United States	461,000		431,323
[d]Revance Therapeutics Inc., senior note, 1.75%, 2/15/27	United States	701,000		902,187

				5,965,330

Professional Services 0.1%
Upwork Inc., senior note, 0.25%, 8/15/26	United States	625,000		488,752

Real Estate Management & Development 0.4%
[f]Opendoor Technologies Inc., senior note, 144A, 0.25%, 8/15/26	United States	2,572,000		1,207,393
Realogy Group LLC / Realogy Co.-Issuer Corp., senior note,
0.25%, 6/15/26	United States	1,580,000		1,108,371
Redfin Corp., senior note,
0.50%, 4/01/27	United States	962,000		588,154
zero cpn., 10/15/25	United States	424,000		305,280
[f]Storagevault Canada Inc., senior note, 144A, 5.00%, 3/31/28	Canada	184,000	CAD	135,522

				3,344,720

Road & Rail 0.0%†
Uber Technologies Inc., senior note, zero cpn., 12/15/25	United States	428,000		373,960

Semiconductors & Semiconductor Equipment 0.5%
[f]Ams-Osram AG, senior note, Reg S, 2.125%, 11/03/27	Austria	900,000	EUR	691,101
Microchip Technology Inc., senior sub. bond, 1.625%, 2/15/27	United States	288,000		661,138
[f]On Semiconductor Corp., senior note, 144A, 0.50%, 3/01/29	United States	52,000		52,535
[f]Semtech Corp., senior note, 144A, 1.625%, 11/01/27	United States	577,000		617,089
Smart Global Holdings Inc., senior note, 2.00%, 2/01/29	United States	145,000		146,740
Veeco Instruments Inc., senior note, 3.75%, 6/01/27	United States	1,229,000		2,089,949
Wolfspeed Inc., senior note,
0.25%, 2/15/28	United States	101,000		89,132
[f]144A, 1.875%, 12/01/29	United States	80,000		75,760

				4,423,444

Software 0.7%
[f]Altair Engineering Inc., senior note, 144A, 1.75%, 6/15/27	United States	291,000		317,190
Alteryx Inc., senior note, 1.00%, 8/01/26	United States	185,000		158,452

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Software (continued)
Bentley Systems Inc., senior note, 0.375%, 7/01/27	United States	353,000		$294,931
Datadog Inc., senior note, 0.125%, 6/15/25	United States	345,000		379,672
[f]Dye & Durham Ltd., senior note, 144A, 3.75%, 3/01/26	Canada	1,191,000	CAD	686,582
Envestnet Inc., senior note, 0.75%, 8/15/25	United States	461,000		422,967
Everbridge Inc., senior note,
0.125%, 12/15/24	United States	218,000		198,093
zero cpn., 3/15/26	United States	285,000		241,538
[d]Guidewire Software Inc., senior note, 1.25%, 3/15/25	United States	473,000		447,931
[d]i3 Verticals LLC, senior note, 1.00%, 2/15/25	United States	577,000		544,183
Palo Alto Networks Inc., senior note, 0.75%, 7/01/23	United States	521,000		1,101,402
Ringcentral Inc., senior note, zero cpn.,
3/15/26	United States	612,000		499,163
A, 3/01/25	United States	749,000		661,929
Splunk Inc., senior note,
1.125%, 9/15/25	United States	588,000		578,004
1.125%, 6/15/27	United States	253,000		217,400
Workiva Inc., senior note, 1.125%, 8/15/26	United States	87,000		111,317

				6,860,754

Specialty Retail 0.4%
[c]Burlington Stores Inc., senior note, 2.25%, 4/15/25	United States	869,000		1,027,049
The Cheesecake Factory Inc., senior note, 0.375%, 6/15/26	United States	233,000		198,341
[d]Guess? Inc., senior note, 2.00%, 4/15/24	United States	1,216,000		1,315,104
National Vision Holdings Inc., senior note, 2.50%, 5/15/25	United States	835,000		1,103,605
[f]Shift Technologies Inc., senior note, 144A, 4.75%, 5/15/26	United States	1,014,000		120,463

				3,764,562

Transportation Infrastructure 0.3%
[d]Eagle Bulk Shipping Inc., senior note, 5.00%, 8/01/24	United States	1,311,000		2,734,676

Total Convertible Bonds (Cost $136,726,168)				129,628,771

Corporate Bonds and Notes 13.3%
Aerospace & Defense 0.2%
The Boeing Co., senior bond, 3.375%, 6/15/46	United States	50,000		33,402
Embraer Netherlands Finance BV, senior bond, 5.05%, 6/15/25	Brazil	80,000		77,173
Raytheon Technologies Corp., senior note, 5.00%, 2/27/26	United States	280,000		279,651
[f]ST Engineering Urban Solutions USA Inc., senior note, Reg S, 3.75%, 5/05/32	Singapore	400,000		363,760
[f]TransDigm Inc., senior secured note, 144A,
8.00%, 12/15/25	United States	75,000		76,720
[g]6.75%, 8/15/28	United States	602,000		599,743
[f,g]Triumph Group Inc., senior secured note, 144A, 9.00%, 3/15/28	United States	342,000		342,000

				1,772,449

Airlines 0.1%
[f]Allegiant Travel Co., senior secured note, 144A, 7.25%, 8/15/27	United States	214,000		210,448
United Airlines Pass-Through Trust,
B, 4.875%, 1/15/26	United States	36,175		35,099
2019-2, B, 3.50%, 5/01/28	United States	293,226		265,593

				511,140

Automobiles 0.3%
Ford Motor Credit Co. LLC, senior note,
6.95%, 3/06/26	United States	200,000		200,360
E, 6.86%, 6/05/26	United States	200,000	GBP	240,624
[d,f]Frontier Communications Holdings LLC, senior secured note,
144A, 8.75%, 5/15/30	United States	1,218,000		1,232,799
General Motors Co., senior bond,
[c]5.60%, 10/15/32	United States	310,000		295,077

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes (continued)
Automobiles (continued)
General Motors Co., senior bond, (continued)
5.20%, 4/01/45	United States	30,000	$24,780
5.95%, 4/01/49	United States	90,000	80,892
General Motors Financial Co. Inc., junior sub. note,
[c,h]A, 5.75% to 9/30/27, FRN thereafter, Perpetual	United States	30,000	27,417
[c,h]B, 6.50% to 9/30/28, FRN thereafter, Perpetual	United States	75,000	70,406
senior note, 6.00%, 1/09/28	United States	175,000	176,244
Toyota Motor Credit Corp.,
senior bond, 4.70%, 1/12/33	United States	200,000	196,342
senior note, 4.80%, 1/10/25	United States	415,000	413,002

			2,957,943

Banks 1.5%
Banco Santander SA, senior note, 5.147%, 8/18/25	Spain	200,000	197,622
[f]Bank Rakyat Indonesia Persero TBK PT, senior note, Reg S, 4.625%, 7/20/23	Indonesia	400,000	398,812
Barclays PLC, sub. bond, 3.564% to 9/23/30, FRN thereafter, 9/23/35	United Kingdom	525,000	418,976
[h]junior sub. note, 4.375% to 3/15/28, FRN thereafter, Perpetual	United Kingdom	210,000	165,453
[f]Canara Bank, E, senior note, Reg S, 3.875%, 3/28/24	India	466,000	455,650
[f]Credit Suisse Group AG, 144A,
senior bond, 9.016% to 11/15/32, FRN thereafter, 11/15/33	Switzerland	285,000	299,543
senior note, 2.193% to 6/05/25, FRN thereafter, 6/05/26	Switzerland	250,000	215,440
Deutsche Bank AG, sub. bond, 3.729% to 10/14/30, FRN thereafter, 1/14/32	Germany	400,000	313,972
[h]HSBC Holdings PLC, junior sub note,
6.25% to 3/23/23, FRN thereafter, Perpetual	United Kingdom	3,300,000	3,303,690
8.00% to 3/07/28, FRN thereafter, Perpetual	United Kingdom	300,000	302,550
Keybank NA, senior note, 4.70%, 1/26/26	United States	810,000	798,588
Mizuho Financial Group Inc., senior note, 3.549%, 3/05/23	Japan	200,000	199,968
[f]Societe Generale SA, 144A,
senior bond, 6.691% to 1/10/33, FRN thereafter, 1/10/34	France	200,000	204,262
sub. bond, 3.653% to 7/08/30, FRN thereafter, 7/08/35	France	200,000	161,135
[f]Standard Chartered PLC,
sub. bond, 144A, 3.265% to 11/18/30, FRN thereafter, 2/18/36	United Kingdom	255,000	205,673
[h]senior bond, Reg S, 7.75% to 4/02/23, FRN thereafter, Perpetual	United Kingdom	3,300,000	3,291,527
[f]State Bank of India, E, senior note, Reg S, 4.50%, 9/28/23	India	2,300,000	2,284,379
Sumitomo Mitsui Financial Group Inc., senior note, 5.464%, 1/13/26	Japan	805,000	803,552

			14,020,792

Beverages 0.0%†
PepsiCo Inc., senior note, 4.55%, 2/13/26	United States	405,000	402,679

Biotechnology 0.1%
[g]Amgen Inc., senior note, 5.25%, 3/02/25	United States	610,000	608,749

Capital Markets 0.5%
Ares Capital Corp.,
senior bond, 3.20%, 11/15/31	United States	105,000	80,188
senior note, 2.875%, 6/15/28	United States	475,000	390,530
Barings BDC Inc., senior note, 3.30%, 11/23/26	United States	125,000	110,534

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes (continued)
Capital Markets (continued)
Blackstone Private Credit Fund, senior note,
2.625%, 12/15/26	United States	298,000	$253,319
3.25%, 3/15/27	United States	289,000	249,080
Blackstone Secured Lending Fund, senior note, 2.125%, 2/15/27	United States	190,000	160,110
FS KKR Capital Corp., senior note, 3.125%, 10/12/28	United States	150,000	123,481
[f]Huarong Finance 2017 Co. Ltd., senior bond, Reg S,
4.75%, 4/27/27	China	200,000	173,712
5.50%, 4/27/47	China	200,000	145,527
[f]Huarong Finance 2019 Co. Ltd., senior bond, Reg S,
E, 4.50%, 5/29/29	China	1,200,000	975,000
E, 3.875%, 11/13/29	China	500,000	387,026
E, 3.625%, 9/30/30	China	600,000	443,278
[f]Huarong Finance II Co. Ltd., senior bond, Reg S,
5.00%, 11/19/25	China	500,000	460,180
EMTN, 4.875%, 11/22/26	China	200,000	176,648
Oaktree Specialty Lending Corp., senior note, 2.70%, 1/15/27	United States	45,000	39,101
Owl Rock Capital Corp., senior note, 2.875%, 6/11/28	United States	250,000	200,566

			4,368,280

Chemicals 0.0%†
[f]Ashland LLC, senior bond, 144A, 3.375%, 9/01/31	United States	120,000	95,707
[f]Braskem Netherlands Finance BV, senior bond, 144A, 4.50%, 1/31/30	Brazil	200,000	168,718

			264,425

Communications Equipment 0.1%
[f]CommScope Inc.,144A,
senior note, 7.125%, 7/01/28	United States	250,000	197,187
senior secured note, 4.75%, 9/01/29	United States	60,000	48,962
[f]CommScope Technologies LLC, senior bond, 144A, 5.00%, 3/15/27	United States	305,000	232,860
[f]HTA Group Ltd., senior note, 144A, 7.00%, 12/18/25	Tanzania	325,000	309,823

			788,832

Construction & Engineering 0.0%†
[f]GMR Hyderabad International Airport Ltd., senior secured note, 144A, 4.75%, 2/02/26	India	400,000	375,683

Construction Materials 0.1%
[f]Cemex SAB de CV, 144A,senior secured bond, 5.20%, 9/17/30	Mexico	455,000	416,335
[h]sub. note, 5.125% to 6/08/26, FRN thereafter, Perpetual	Mexico	410,000	372,690
[f]Jeld-Wen Inc., 144A,
senior note, 4.625%, 12/15/25	United States	22,000	19,791
senior secured note, 6.25%, 5/15/25	United States	29,000	28,233

			837,049

Consumer Finance 0.2%
[h]Ally Financial Inc., C, junior sub. note, 4.70% to 5/15/28, FRN thereafter, Perpetual	United States	270,000	199,337
[f]Muthoot Finance Ltd., senior secured note, Reg S, 4.40%, 9/02/23	India	1,600,000	1,576,800
[c,f]Natura Cosmeticos SA, senior note, 144A, 4.125%, 5/03/28	Brazil	245,000	190,562

			1,966,699

Containers & Packaging 0.1%
[f]Mauser Packaging Solutions Holding Co., senior secured note, 144A, 7.875%, 8/15/26	United States	470,000	473,375

Diversified Consumer Services 0.2%
[f]Allied Universal Holdco LLC / Allied Universal Finance Corp., senior secured note, 144A, 6.625%, 7/15/26	United States	117,000	111,251
[f]Aramark Services Inc., senior note, 144A, 6.375%, 5/01/25	United States	60,000	59,681

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Diversified Consumer Services (continued)
Global Payments Inc., senior note,
2.90%, 11/15/31	United States	15,000		$11,906
[c]5.40%, 8/15/32	United States	10,000		9,568
[f]GLP China Holdings Ltd., E, senior note, Reg S, 2.95%, 3/29/26	China	200,000		154,000
[f]The Hertz Corp., senior note, 144A, 4.625%, 12/01/26	United States	484,000		431,545
[d,f]MoneyGram International Inc., senior secured note, 144A, 5.375%, 8/01/26	United States	994,000		1,005,349
[f]Sabre GLBL Inc., senior secured note, 144A, 7.375%, 9/01/25	United States	416,000		389,916

				2,173,216

Diversified Financial Services 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,senior note, 3.00%, 10/29/28	Ireland	155,000		132,129
American Express Co., senior note, 4.90%, 2/13/26	United States	235,000		233,239
[f]Antares Holdings LP, senior note, 144A,
2.75%, 1/15/27	Canada	250,000		206,970
3.75%, 7/15/27	Canada	250,000		211,001
[f]Aviation Capital Group LLC, senior note, 144A, 1.95%, 1/30/26	United States	25,000		22,097
[f]CDBL Funding 1, E, senior note, Reg S, 3.00%, 4/24/23	China	500,000		498,152
[f]China Cinda 2020 I Management Ltd., E, senior note, Reg S, 2.00%, 3/18/23	China	600,000		598,956
[f]Financiera de Desarrollo Territorial SA Findeter, senior bond, 144A, 7.875%, 8/12/24	Colombia	393,000,000	COP	73,749
OneMain Finance Corp., senior note, 3.50%, 1/15/27	United States	175,000		147,158
[f]Rec Ltd., senior note, Reg S,
4.75%, 5/19/23	India	3,229,000		3,219,797
5.25%, 11/13/23	India	1,870,000		1,859,930
G, 3.375%, 7/25/24	India	300,000		289,152
[f]Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer Inc., 144A,
senior bond, 3.875%, 3/01/31	United States	5,000		3,901
senior bond, 4.00%, 10/15/33	United States	1,015,000		751,300
senior note, 2.875%, 10/15/26	United States	935,000		807,789
senior note, 3.625%, 3/01/29	United States	40,000		32,196

				9,087,516

Diversified Telecommunication Services 0.2%
[f]IHS Holding Ltd., senior note, 144A, 5.625%, 11/29/26	Nigeria	255,000		218,535
[f]Kenbourne Invest SA, senior note, 144A, 6.875%, 11/26/24	Chile	200,000		180,970
[f,i]Ligado Networks LLC, senior secured note, 144A, PIK, 15.50%, 11/01/23	United States	1,052,000		302,450
[f]Lorca Telecom Bondco SA, senior secured note, Reg S, 4.00%, 9/18/27	Spain	200,000	EUR	191,200
[f]VMED O2 UK Financing I PLC, Reg S,
senior secured bond, 4.50%, 7/15/31	United Kingdom	465,000	GBP	440,469
senior secured note, 4.00%, 1/31/29	United Kingdom	210,000	GBP	206,863
[f]Vodafone Group PLC, junior sub. bond, Reg S, 3.00% to 5/27/30, FRN thereafter, 8/27/80	United Kingdom	100,000	EUR	85,018

				1,625,505

Electric Utilities 0.3%
[d,e]Bruce Mansfield Escrow, senior bond, zero cpn., 6/01/34	United States	6,394,000		23,977
[h]Edison International, A, junior sub. note, 5.375% to 3/15/26, FRN thereafter, Perpetual	United States	50,000		45,642
[f]EP Infrastructure AS, Reg S,
senior bond, 1.816%, 3/02/31	Czech Republic	100,000	EUR	69,283
senior note, 1.659%, 4/26/24	Czech Republic	147,000	EUR	144,155
senior note, 1.698%, 7/30/26	Czech Republic	514,000	EUR	447,838
Nextera Energy Capital Holdings Inc., senior note, 6.051%, 3/01/25	United States	205,000		206,358

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Electric Utilities (continued)
Pacific Gas and Electric Co.,
[d]secured bond, 4.95%, 7/01/50	United States	1,680,321		$1,329,674
secured bond, 3.50%, 8/01/50	United States	328,000		206,466
senior bond, 4.30%, 3/15/45	United States	70,000		50,588

				2,523,981

Energy Equipment & Services 0.3%
[f]Shelf Drilling Holdings Ltd., senior note, 144A, 8.25%, 2/15/25	United Arab Emirates	1,040,000		973,700
[f]Transocean Inc., 144A,
[d]senior note, 7.25%, 11/01/25	United States	1,656,000		1,566,460
senior note, 8.00%, 2/01/27	United States	277,000		245,493
senior secured note, 8.75%, 2/15/30	United States	76,000		77,421

				2,863,074

Entertainment 0.0%†
Netflix Inc., senior bond,
4.875%, 4/15/28	United States	15,000		14,556
5.875%, 11/15/28	United States	290,000		294,350
6.375%, 5/15/29	United States	60,000		62,407
[f]144A, 5.375%, 11/15/29	United States	30,000		29,557
[c,f]144A, 4.875%, 6/15/30	United States	55,000		52,849

				453,719

Equity Real Estate Investment Trusts (REITs) 0.2%
National Health Investors Inc., senior bond, 3.00%, 2/01/31	United States	30,000		22,529
SBA Communications Corp., senior note, 3.875%, 2/15/27	United States	10,000		9,059
[f]Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC,
senior secured note, 144A, 10.50%, 2/15/28	United States	791,000		791,890
[f]Vici Properties LP / Vici Note Co. Inc., 144A,
senior bond, 4.125%, 8/15/30	United States	593,000		512,757
senior note, 4.625%, 6/15/25	United States	100,000		96,058
senior note, 4.50%, 9/01/26	United States	570,000		532,338

				1,964,631

Food & Staples Retailing 0.1%
[f]JBS USA Lux SA / JBS USA Food Co. / JBS USA Finance Inc., senior note, 144A, 3.00%, 2/02/29	United States	35,000		29,143
[f]Market Bidco Finco PLC, senior note, 144A, 5.50%, 11/04/27	United Kingdom	1,000,000		932,149

				961,292

Food Products 0.0%†
[f]Post Holdings Inc., senior bond, 144A, 5.75%, 3/01/27	United States	65,000		63,363

Gas Utilities 0.0%†
[f]Eustream AS, senior note, Reg S, 1.625%, 6/25/27	Slovak Republic	356,000	EUR	272,194

Health Care Providers & Services 0.0%†
Centene Corp., senior note, 2.45%, 7/15/28	United States	15,000		12,609
Elevance Health Inc., senior note, 4.90%, 2/08/26	United States	405,000		400,203
[f]Molina Healthcare Inc., senior note, 144A, 4.375%, 6/15/28	United States	35,000		31,822

				444,634

Health Care Technology 0.1%
[f]Cloud Software Group Holdings Inc., senior secured note, 144A, 6.50%, 3/31/29	United States	780,000		676,467
[f]Open Text Corp., senior secured note, 144A, 6.90%, 12/01/27	Canada	90,000		90,981

				767,448

Hotels, Restaurants & Leisure 0.7%
[f]1011778 BC ULC / New Red Finance Inc., secured note, 144A, 4.375%, 1/15/28	Canada	100,000		89,497
[f]Caesars Entertainment Inc., senior secured note, 144A, 6.25%, 7/01/25	United States	302,000		299,810

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes (continued)
Hotels, Restaurants & Leisure (continued)
[f]Carnival Corp., 144A,
[c]senior note, 7.625%, 3/01/26	United States	140,000	$125,841
senior note, 5.75%, 3/01/27	United States	95,000	78,263
senior note, 6.00%, 5/01/29	United States	847,000	660,660
senior secured note, 9.875%, 8/01/27	United States	369,000	376,040
senior secured note, 4.00%, 8/01/28	United States	326,000	275,930
[d,f]Carnival Holdings Bermuda Ltd., senior note, 144A, 10.375%, 5/01/28	United States	1,270,000	1,360,043
[f]GENM Capital Labuan Ltd., senior bond, 144A, 3.882%, 4/19/31	Malaysia	240,000	186,667
[f]Hilton Grand Vacations Borrower Escrow LLC, 144A,
senior bond, 4.875%, 7/01/31	United States	20,000	16,832
senior note, 5.00%, 6/01/29	United States	150,000	131,781
[f]Marriott Ownership Resorts Inc., senior note, 144A, 4.50%, 6/15/29	United States	35,000	29,404
[f]Royal Caribbean Cruises Ltd., 144A,
senior note, 4.25%, 7/01/26	United States	290,000	253,287
senior note, 5.50%, 4/01/28	United States	125,000	109,062
senior note, 9.25%, 1/15/29	United States	379,000	402,358
senior note, 7.25%, 1/15/30	United States	285,000	286,036
senior secured note, 8.25%, 1/15/29	United States	594,000	615,575
[f]Scientific Games International Inc., senior note, 144A, 7.00%, 5/15/28	United States	245,000	239,678
Travel + Leisure Co.,
senior secured bond, 6.00%, 4/01/27	United States	10,000	9,626
[f]senior secured bond, 144A, 4.625%, 3/01/30	United States	45,000	37,886
[f]senior secured note, 144A, 6.625%, 7/31/26	United States	270,000	264,943
[f]Warnermedia Holdings Inc., 144A,
senior bond, 4.279%, 3/15/32	United States	285,000	246,197
senior note, 4.054%, 3/15/29	United States	135,000	120,806

			6,216,222

Household Durables 0.2%
[f]K. Hovnanian Enterprises Inc., senior secured note, 144A,
[d]7.75%, 2/15/26	United States	1,164,000	1,134,469
10.50%, 2/15/26	United States	850,000	860,311

			1,994,780

Industrial Conglomerates 0.1%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., senior note,
4.75%, 9/15/24	United States	120,000	117,124
6.375%, 12/15/25	United States	255,000	251,963
6.25%, 5/15/26	United States	105,000	101,976
5.25%, 5/15/27	United States	130,000	120,407

			591,470

Insurance 0.1%
[f]Global Atlantic Finance Co., senior bond, 144A, 4.40%, 10/15/29	United States	165,000	142,394
[f]QBE Insurance Group Ltd., sub. bond, Reg S, 7.50% to 11/24/23, FRN thereafter, 11/24/43	Australia	250,000	251,014
[f,h]Tongyang Life Insurance Co. Ltd., sub. note, Reg S, 5.25% to 9/22/25, FRN thereafter, Perpetual	South Korea	400,000	351,000

			744,408

Interactive Media & Services 0.1%
[f]Tencent Holdings Ltd., senior bond, Reg S,
3.84%, 4/22/51	China	250,000	180,303

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Interactive Media & Services (continued)
[f]Tencent Holdings Ltd., senior bond, Reg S, (continued)
3.94%, 4/22/61	China	500,000		$351,287

				531,590

Internet & Direct Marketing Retail 0.2%
Expedia Group Inc., senior note,
3.25%, 2/15/30	United States	30,000		25,321
2.95%, 3/15/31	United States	40,000		32,160
[f]Prosus NV, Reg S,
senior bond, 1.985%, 7/13/33	China	300,000	EUR	220,499
senior bond, 2.778%, 1/19/34	China	821,000	EUR	638,392
senior bond, 3.832%, 2/08/51	China	110,000		66,762
senior bond, 4.987%, 1/19/52	China	100,000		72,267
senior note, 1.288%, 7/13/29	China	204,000	EUR	165,390
[f]Rakuten Group Inc., senior note, 144A, 10.25%, 11/30/24	Japan	339,000		340,288

				1,561,079

IT Services 0.1%
[f]Hurricane Finance PLC, senior secured note, Reg S, 8.00%, 10/15/25	United Kingdom	358,000	GBP	398,802
Leidos Inc., senior bond, 5.75%, 3/15/33	United States	165,000		163,044

				561,846

Leisure Products 0.0%†
[f]Life Time Inc., senior secured note, 144A, 5.75%, 1/15/26	United States	92,000		88,231
[f]NCL Corp. Ltd., 144A,
senior note, 5.875%, 3/15/26	United States	240,000		207,883
senior secured note, 5.875%, 2/15/27	United States	185,000		171,765

				467,879

Life Sciences Tools & Services 0.0%†
[g]Trimble Inc., senior bond, 6.10%, 3/15/33	United States	190,000		189,470

Machinery 0.1%
[f]Chart Industries Inc., senior secured note, 144A, 7.50%, 1/01/30	United States	346,000		351,622
John Deere Capital Corp., senior note, 4.80%, 1/09/26	United States	395,000		393,513

				745,135

Media 1.2%
[f]Advantage Sales & Marketing Inc., senior secured note, 144A, 6.50%, 11/15/28	United States	1,311,000		1,003,099
[f]CCO Holdings LLC / CCO Holdings Capital Corp., 144A,
senior bond, 5.50%, 5/01/26	United States	40,000		38,642
senior bond, 5.125%, 5/01/27	United States	1,582,000		1,465,415
senior note, 7.375%, 3/01/31	United States	588,000		570,789
Charter Communications Operating LLC / Charter
Communications Operating Capital, senior secured bond,
2.30%, 2/01/32	United States	15,000		11,047
[c]4.40%, 4/01/33	United States	340,000		291,022
4.40%, 12/01/61	United States	235,000		153,290
[d]3.95%, 6/30/62	United States	2,218,000		1,331,726
CSC Holdings LLC,
senior bond, 5.25%, 6/01/24	United States	186,000		180,390
[f]senior bond, 144A, 5.50%, 4/15/27	United States	534,000		465,085
[f]senior bond, 144A, 6.50%, 2/01/29	United States	545,000		462,582
[f]senior bond, 144A, 4.625%, 12/01/30	United States	1,700,000		916,938
[f]senior bond, 144A, 3.375%, 2/15/31	United States	400,000		274,680
[f]senior note, 144A, 7.50%, 4/01/28	United States	111,000		74,439
[f]DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., senior secured note, 144A, 5.875%, 8/15/27	United States	95,000		85,042
DISH DBS Corp.,
senior note, 5.00%, 3/15/23	United States	498,000		497,203

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Media (continued)
DISH DBS Corp., (continued)
senior note, 5.875%, 11/15/24	United States	570,000		$534,569
senior note, 5.125%, 6/01/29	United States	270,000		159,806
[f]senior secured note, 144A, 5.25%, 12/01/26	United States	1,330,000		1,116,369
[f]senior secured note, 144A, 5.75%, 12/01/28	United States	381,000		305,057
iHeartCommunications Inc., senior secured note, 6.375%, 5/01/26	United States	85,000		80,218
[f]144A, 5.25%, 8/15/27	United States	90,000		78,413
[f]144A, 4.75%, 1/15/28	United States	947,000		797,209
[f]Sinclair Television Group Inc., senior secured note, 144A, 4.125%, 12/01/30	United States	75,000		58,433
[f]Virgin Media Secured Finance PLC, senior secured bond, Reg S, 4.25%, 1/15/30	United Kingdom	301,000	GBP	289,726
[f]WESCO Aircraft Holdings Inc., senior secured note, 144A, 8.50%, 11/15/24	United States	644,000		293,020

				11,534,209

Metals & Mining 0.4%
[f]Abja Investment Co. Pte. Ltd., senior note, Reg S, 4.45%, 7/24/23	India	900,000		893,550
BHP Billiton Finance USA Ltd., senior note, 4.875%, 2/27/26	Australia	805,000		800,039
[f]First Quantum Minerals Ltd., senior note, 144A,
6.875%, 3/01/26	Zambia	465,000		444,075
6.875%, 10/15/27	Zambia	375,000		352,163
[f]FMG Resources August 2006 Pty Ltd., senior note, 144A, 4.50%, 9/15/27	Australia	130,000		119,740
Freeport-McMoRan Inc.,
[c]senior bond, 4.625%, 8/01/30	United States	15,000		13,860
senior note, 4.25%, 3/01/30	United States	95,000		86,141
[f]Glencore Funding LLC, senior bond, 144A, 2.85%, 4/27/31	Australia	335,000		274,294
[f]Vedanta Resources Finance II PLC, senior note, Reg S,
8.00%, 4/23/23	India	400,000		371,095
13.875%, 1/21/24	India	400,000		329,540
[f]Vedanta Resources Ltd., senior note, Reg S, 7.125%, 5/31/23	India	200,000		183,746
[f]Volcan Cia Minera SAA, senior note, 144A, 4.375%, 2/11/26	Peru	30,000		23,923

				3,892,166

Mortgage Real Estate Investment Trusts (REITs) 0.1%
Service Properties Trust, senior note,
7.50%, 9/15/25	United States	650,000		644,930
5.50%, 12/15/27	United States	186,000		167,807

				812,737

Multiline Retail 0.0%†
Kohl’s Corp., senior bond, 5.55%, 7/17/45	United States	424,000		274,008

Oil, Gas & Consumable Fuels 2.0%
[f]Aker BP ASA, senior bond, 144A, 3.75%, 1/15/30	Norway	265,000		234,138
[f]Baytex Energy Corp., senior note, 144A, 8.75%, 4/01/27	Canada	115,000		117,136
[f]Callon Petroleum Co., senior note, 144A, 8.00%, 8/01/28	United States	80,000		78,526
[f]Chord Energy Corp., senior note, 144A, 6.375%, 6/01/26	United States	80,000		77,240
[f]Continental Resources Inc., senior bond, 144A,
5.75%, 1/15/31	United States	405,000		383,708
2.875%, 4/01/32	United States	265,000		200,532
[f]Energean Israel Finance Ltd., senior secured note, 144A, Reg S, 5.375%, 3/30/28	Israel	170,000		153,212
Energy Transfer LP, senior bond,
6.125%, 12/15/45	United States	187,000		175,344
5.00%, 5/15/50	United States	352,000		288,999

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes (continued)
Oil, Gas & Consumable Fuels (continued)
Equities Corp.,
[c]senior bond, 7.00%, 2/01/30	United States	390,000	$403,071
senior note, 3.90%, 10/01/27	United States	50,000	45,773
senior note, 5.00%, 1/15/29	United States	35,000	32,781
[c,f]senior note, 144A, 3.625%, 5/15/31	United States	135,000	113,442
[f]Greensaif Pipelines Bidco SARL, senior secured bond, 144A, 6.51%, 2/23/42	Saudi Arabia	1,180,000	1,204,485
[f]Hess Midstream Operations LP, senior note, 144A, 5.625%, 2/15/26	United States	25,000	24,362
[f]Indian Oil Corp. Ltd., senior bond, Reg S, 5.75%, 8/01/23	India	800,000	799,457
[f]Leviathan Bond Ltd., senior note, 144A, Reg S, 6.50%, 6/30/27	Israel	205,000	196,185
[f]Moss Creek Resources Holdings Inc., senior note, 144A,
7.50%, 1/15/26	United States	372,000	334,774
10.50%, 5/15/27	United States	843,000	793,335
[f]Northern Oil And Gas Inc., senior note, 144A, 8.125%, 3/01/28	United States	425,000	410,507
Occidental Petroleum Corp.,
senior bond, 8.875%, 7/15/30	United States	15,000	17,056
senior bond, 6.125%, 1/01/31	United States	10,000	10,085
senior bond, 7.875%, 9/15/31	United States	15,000	16,309
senior note, 5.55%, 3/15/26	United States	120,000	119,487
[f]Ongc Videsh Ltd., senior bond, Reg S, 3.75%, 5/07/23	India	3,863,000	3,847,826
Ovintiv Inc., senior bond,
8.125%, 9/15/30	United States	25,000	27,408
7.20%, 11/01/31	United States	5,000	5,265
7.375%, 11/01/31	United States	5,000	5,345
6.50%, 8/15/34	United States	80,000	80,212
6.50%, 2/01/38	United States	10,000	9,821
PDC Energy Inc., senior note, 5.75%, 5/15/26	United States	165,000	157,800
[f]Pertamina Persero PT, senior note, Reg S, 4.30%, 5/20/23	Indonesia	1,400,000	1,396,500
SM Energy Co., senior bond, 6.75%, 9/15/26	United States	120,000	115,912
Southwestern Energy Co., senior bond, 4.75%, 2/01/32	United States	15,000	12,906
[d]Talos Production Inc., secured note, 12.00%, 1/15/26	United States	2,194,000	2,317,818
[f]Tap Rock Resources LLC, senior note, 144A, 7.00%, 10/01/26	United States	85,000	77,855
Targa Resources Corp., senior bond,
6.125%, 3/15/33	United States	55,000	55,294
6.50%, 2/15/53	United States	398,000	391,862
[f]Tms Issuer Sarl, senior secured note, 144A, 5.78%, 8/23/32	Saudi Arabia	960,000	977,837
[f]Var Energi ASA, senior note, 144A, 7.50%, 1/15/28	Norway	200,000	206,653
Vital Energy Inc., senior note,
9.50%, 1/15/25	United States	376,000	379,397
10.125%, 1/15/28	United States	33,000	32,467
Western Midstream Operating LP, senior note, 3.35%, 2/01/25	United States	85,000	80,653
[f]YPF Sociedad Anonima, Reg S,
senior bond, 8.50%, 7/28/25	Argentina	536,000	484,544
senior note, 8.75%, 4/04/24	Argentina	1,418,900	1,384,652
senior note, 8.50%, 3/23/25	Argentina	995,000	945,230

			19,223,201

Pharmaceuticals 0.4%
fBausch Health Cos. Inc., 144A,
senior note, 7.00%, 1/15/28	United States	70,000	31,453
senior note, 5.00%, 1/30/28	United States	15,000	6,484
senior secured note, 5.50%, 11/01/25	United States	912,000	794,215
senior secured note, 4.875%, 6/01/28	United States	360,000	225,000
CVS Health Corp., senior note, 5.00%, 2/20/26	United States	405,000	402,911
ELI Lilly & Co., senior note, 5.00%, 2/27/26	United States	805,000	802,980
Teva Pharmaceutical Finance Co. LLC, senior bond, 6.15%, 2/01/36	Israel	10,000	9,039

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands II BV, senior note, 6.00%, 1/31/25	Israel	335,000	EUR	$360,752
Teva Pharmaceutical Finance Netherlands III BV,
senior bond, 3.15%, 10/01/26	Israel	1,235,000		1,080,403
senior bond, 4.10%, 10/01/46	Israel	100,000		65,149
senior note, 2.80%, 7/21/23	Israel	325,000		321,652

				4,100,038

Real Estate Management & Development 0.3%
[f]Agile Group Holdings Ltd., Reg S,
[h]senior note, 7.875% to 7/31/24, FRN thereafter, Perpetual	China	200,000		70,625
senior secured note, 6.05%, 10/13/25	China	200,000		111,981
[f]Canary Wharf Group Investment Holdings PLC, senior secured note, Reg S, 2.625%, 4/23/25	United Kingdom	100,000	GBP	104,014
[f]Central China Real Estate Ltd., senior secured note, Reg S, 7.25%, 8/13/24	China	200,000		64,001
[f]CFLD Cayman Investment Ltd., Reg S,
6.90%, 1/13/23	China	200,000		25,000
senior note, 8.60%, 4/08/24	China	200,000		24,508
[f]China Aoyuan Group Ltd., senior secured note, Reg S, 5.98%, 8/18/25	China	200,000		19,899
[f]China Evergrande Group, senior note, Reg S, 8.75%, 6/28/25	China	200,000		18,063
[f]China South City Holdings Ltd., senior secured note, Reg S, 9.00%, 7/20/24	China	190,000		165,447
[f]Country Garden Holdings Co. Ltd., senior secured bond, Reg S,
5.625%, 12/15/26	China	200,000		131,545
3.30%, 1/12/31	China	1,412,000		758,360
[i]Easy Tactic Ltd., senior secured note, PIK, 7.50%, 7/11/27	China	213,775		58,290
[f]Logan Group Co. Ltd., senior note, Reg S, 5.25%, 10/19/25	China	200,000		58,006
[f]New Metro Global Ltd., senior note, Reg S, 4.625%, 10/15/25	China	200,000		153,500
[f,h]NWD Finance BVI Ltd., senior note, Reg S, 6.15% to 3/16/25, FRN thereafter, Perpetual	Hong Kong	200,000		190,000
[f]Perfect Point Ventures Ltd., senior note, Reg S, 5.20%, 9/20/25	Hong Kong	400,000		345,032
[f]Sino-Ocean Land Treasure II Ltd., senior bond, Reg S, 5.95%, 2/04/27	China	200,000		143,505
[f,h]Sino-Ocean Land Treasure III Ltd., senior note, Reg S, 6.876% to 9/21/27, FRN thereafter, Perpetual	China	330,000		171,567
[f]Times China Holdings Ltd., senior secured note, Reg S, 5.55%, 6/04/24	China	200,000		33,043

				2,646,386

Road & Rail 0.2%
[f]Uber Technologies Inc., senior note, 144A,
8.00%, 11/01/26	United States	990,000		1,006,030
7.50%, 9/15/27	United States	400,000		406,032
6.25%, 1/15/28	United States	40,000		39,414
4.50%, 8/15/29	United States	180,000		159,472

				1,610,948

Semiconductors & Semiconductor Equipment 0.1%
Broadcom Inc., senior bond,
4.15%, 11/15/30	United States	210,000		189,227
[f]144A, 3.137%, 11/15/35	United States	250,000		184,456
Micron Technology Inc., senior note, 6.75%, 11/01/29	United States	385,000		398,132
[f]SK Hynix Inc., senior bond, 144A, 6.50%, 1/17/33	South Korea	200,000		196,984

				968,799

Software 0.0%†
Oracle Corp., senior bond,
3.95%, 3/25/51	United States	125,000		89,886

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Software (continued)
Oracle Corp., senior bond, (continued)
3.85%, 4/01/60	United States	286,000		$190,967

				280,853

Specialty Retail 0.8%
[f]Carvana Co., senior note, 144A,
[d]5.625%, 10/01/25	United States	2,546,000		1,556,752
5.50%, 4/15/27	United States	277,000		141,567
5.875%, 10/01/28	United States	507,000		244,335
4.875%, 9/01/29	United States	640,000		303,545
[d]10.25%, 5/01/30	United States	2,168,000		1,357,439
[f]China Grand Automotive Services Ltd., E, senior note, Reg S, 9.125%, 1/30/24	China	333,000		282,963
[f]Douglas GMBH, senior secured note, Reg S, 6.00%, 4/08/26	Germany	2,093,000	EUR	1,953,085
[f]Guitar Center Inc., senior secured note, 144A, 8.50%, 1/15/26	United States	650,000		566,722
[f]Mitchells & Butlers Finance PLC, B2, secured bond, Reg S, 6.013%, 12/15/28	United Kingdom	115,952	GBP	130,902
QVC Inc., senior secured note, 4.85%, 4/01/24	United States	366,000		344,040
Starbucks Corp., senior note, 4.75%, 2/15/26	United States	405,000		401,263

				7,282,613

Technology Hardware, Storage & Peripherals 0.1%
CDW LLC / CDW Finance Corp., senior note,
4.25%, 4/01/28	United States	40,000		36,488
3.25%, 2/15/29	United States	230,000		194,006
[f]Pitney Bowes Inc., senior note, 144A, 6.875%, 3/15/27	United States	766,000		640,709
Western Digital Corp., senior note,
4.75%, 2/15/26	United States	75,000		70,882
2.85%, 2/01/29	United States	150,000		118,049

				1,060,134

Telecommunications 0.1%
[f]Level 3 Financing Inc., senior secured note, 144A, 3.40%, 3/01/27	United States	1,352,000		1,135,999

Textiles, Apparel & Luxury Goods 0.0%†
[f]Hanesbrands Inc., senior note, 144A, 4.625%, 5/15/24	United States	427,000		426,968

Thrifts & Mortgage Finance 0.1%
[f]IIFL Finance Ltd., E, senior secured note, Reg S, 5.875%, 4/20/23	India	1,300,000		1,287,000
[f]Nationstar Mortgage Holdings Inc., senior bond, 144A, 5.75%, 11/15/31	United States	60,000		47,130

				1,334,130

Tobacco 0.2%
[d],[f]Vector Group Ltd., senior note, 144A, 10.50%, 11/01/26	United States	1,566,000		1,572,029

Trading Companies & Distributors 0.0%†
[f,h]Aircastle Ltd., junior sub. note, 144A, 5.25% to 6/15/26, FRN thereafter, Perpetual	United States	25,000		20,376

Transportation Infrastructure 0.1%
[f]Rand Parent LLC, senior secured note, 144A, 8.50%, 2/15/30	United States	200,000		192,875
Union Pacific Corp., senior note, 4.75%, 2/21/26	United States	720,000		717,025

				909,900

Wireless Telecommunication Services 0.0%†
[f]Softbank Group Corp., senior bond, Reg S, 5.25%, 7/06/31	Japan	200,000		172,250

Total Corporate Bonds and Notes (Cost $130,475,551)				125,410,291

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes in Reorganization 0.6%
Electric Utilities 0.5%
[f,j]Talen Energy Supply LLC, 144A,
[d]senior note, 7.25%, 5/15/27	United States	3,359,000	$3,453,016
senior note, 6.625%, 1/15/28	United States	596,000	605,476
senior secured note, 7.625%, 6/01/28	United States	436,000	450,998

			4,509,490

Metals & Mining 0.0%†
[f,j]Samarco Mineracao SA, senior bond, Reg S,
4.125%, 11/01/22	Brazil	925,000	345,890
5.75%, 10/24/23	Brazil	184,000	70,840

			416,730

Pharmaceuticals 0.0%†
[d,f,j]Par Pharmaceutical Inc., senior note, 144A, 7.50%, 4/01/27	United States	41,000	30,904

Real Estate Management & Development 0.1%
[f,j]Kaisa Group Holdings Ltd., senior secured note, Reg S,
8.50%, 6/30/22	China	692,000	115,324
11.95%, 11/12/23	China	200,000	33,238
9.375%, 6/30/24	China	205,000	34,213
11.25%, 4/16/25	China	994,000	165,852
11.70%, 11/11/25	China	200,000	33,408
11.65%, 6/01/26	China	200,000	33,358
[f,j]Ronshine China Holdings Ltd., senior secured note, Reg S, 8.10%, 6/09/23	China	200,000	19,650
[f,j]Shimao Group Holdings Ltd., Reg S,
senior bond, 4.60%, 7/13/30	China	200,000	34,926
senior secured note, 4.75%, 7/03/22	China	200,000	36,544
senior secured note, 6.125%, 2/21/24	China	200,000	35,411
[f,j]Sunac China Holdings Ltd., Reg S,senior note, 6.80%, 10/20/24	China	300,000	80,999
senior secured note, 8.35%, 4/19/23	China	200,000	53,535
senior secured note, 6.65%, 8/03/24	China	200,000	53,409
senior secured note, 6.50%, 1/26/26	China	200,000	53,386
[f,j]Yuzhou Group Holdings Co. Ltd., senior secured note, Reg S,
8.375%, 10/30/24	China	200,000	26,756
7.70%, 2/20/25	China	200,000	27,347
7.85%, 8/12/26	China	205,000	28,452
6.35%, 1/13/27	China	400,000	55,208
[j]Zhenro Properties Group Ltd., senior note,
8.00%, 3/06/23	China	981,000	82,415
[f]Reg S, 6.63%, 1/07/26	China	403,000	35,053

			1,038,484

Total Corporate Bonds and Notes in Reorganization (Cost $8,568,811)			5,995,608

[k] Senior Floating Rate Interests 0.3%
Communications Equipment 0.0%†
iRiverbed Technology Inc., Exit Term Loan, PIK, 7.00% (cash), (1-Month USD LIBOR + 6.00%) 12/08/26	United States	138,130	50,331

Construction Materials 0.0%†
[l]Oldcastle BuildingEnvelope Inc., Term Loan RC, 7.303%, (1- Month SOFR + 3.75%), 4/29/27	United States	40,014	35,012

Consumer Discretionary Services 0.1%
Travel Leaders Group LLC, Term Loan B, 8.635%, (1-Month USD LIBOR + 4.00%), 1/25/24	United States	475,954	442,458

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

[k] Senior Floating Rate Interests (continued)
Diversified Financial Services 0.0%†
[l]ZF Invest, Term Loan B, 6.209%, (3-Month EURIBOR + 3.93%), 7/12/28	United States	90,602		$86,666
Ziggo BV, Term Loan H, 6.102%, (3-Month EURIBOR + 3.00%), 1/31/29	United States	115,000		116,928

				203,594

Entertainment 0.0%†
Playtika Holding Corp., Term Loan B, 7.385%, (1-Month USD LIBOR + 2.75%), 3/13/28	United States	150,815		149,531

Equity Real Estate Investment Trusts (REITs) 0.0%†
McCarthy & Stone PLC, Term Loan B, 7.00%, (1-Month USD LIBOR + 7.00%), 12/16/25	United Kingdom	170,938	GBP	177,855

Food & Staples Retailing 0.1%
[l]Areas, Term Loan B1, 7.186%, (3-Month EURIBOR + 4.75%), 7/01/26	France	133,146		128,682
[l]Upfield Group BV, Term Loan RC, 5.429%, (3-Month EURIBOR + 3.00%), 1/02/25	Netherlands	409,364		385,356

				514,038

Health Services 0.1%
OpenText Corp., Initial Term Loan, 8.135%, (1-Month SOFR + 3.60%), 8/27/29	United States	489,583		489,546

Hotels, Restaurants & Leisure 0.0%†
Caesars Entertainment, Initial Term Loan, 7.968%, (1-Month SOFR + 2.71%), 1/23/30	United States	44,000		43,997

Insurance 0.0%†
AmWINS, Initial Term Loan, 7.413%, (1-Month SOFR + 2.16%), 2/19/28	United States	45,000		44,874

Media 0.0%†
Advantage Sales & Marketing Inc., Term Loan B1, 8.884%, (3- Month USD LIBOR + 4.50%), 10/28/27	United States	115,510		95,544
Cablevision SA, Term Loan B, 6.838%, (1-Month USD LIBOR + 2.25%), 7/17/25	United States	203,581		197,076
CSC Holdings LLC, Term Loan B, 9.063%, (1-Month USD LIBOR + 2.25%), 4/15/27	United States	35,172		33,017

				325,637

Oil, Gas & Consumable Fuels 0.0%†
[l]Euro Garage Ltd., Term Loan B1, 6.752%, (3-Month EURIBOR + 4.00%), 2/07/25	United States	188,042		179,636

Pharmaceuticals 0.0%†
[l]Bausch Health Cos. Inc., Term Loan B, 9.914%, (1-Month SOFR + 5.25%), 2/01/27	United States	252,721		200,224

Software 0.0%†
Citrix Systems Inc., Term Loan B, 9.18%, (1-Month SOFR + 4.50%), 3/30/29	United States	321,542		299,135

Specialty Retail 0.0%†
Peloton Interactive Inc., Initial Term Loan, 11.757%, (1-Month SOFR + 6.50%), 5/25/27	United States	44,649		44,962

Textiles, Apparel & Luxury Goods 0.0%†
[l]Varsity Brands, Initial Term Loan, 8.135%, (1-Month USD LIBOR + 3.50%), 12/16/24	United States	33,892		32,865

Total Senior Floating Rate Interests (Cost $3,497,301)				3,233,695

Foreign Government and Agency Securities 6.2%
[f]Government of Angola, senior bond, Reg S, 9.375%, 5/08/48	Angola	2,568,000		2,194,870

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*			Value

Foreign Government and Agency Securities (continued)
Government of Argentina, senior bond,
3.875%, 1/09/38	Argentina	6,234,557			$2,196,392
3.50%, 7/09/41	Argentina	3,375,585			1,068,445
Government of Colombia, senior bond,
2.25%, 4/18/29	Colombia	6,134,397,036		COP	1,067,568
B, 7.00%, 6/30/32	Colombia	17,134,900,000		COP	2,400,454
7.50%, 2/02/34	Colombia	1,030,000			977,983
B, 7.25%, 10/26/50	Colombia	9,302,400,000		COP	1,053,186
[f]Government of Dominican Republic,
senior bond, Reg S, 4.875%, 9/23/32	Dominican Republic	1,006,000			844,876
senior bond, 144A, 13.625%, 2/03/33	Dominican Republic	16,450,000		DOP	336,315
senior note, 144A, 7.05%, 2/03/31	Dominican Republic	1,299,000			1,300,052
[f]Government of Egypt,
senior bond, Reg S, 7.903%, 2/21/48	Egypt	1,022,000			620,015
senior bond, Reg S, 8.875%, 5/29/50	Egypt	1,064,000			688,449
senior bond, Reg S, 7.50%, 2/16/61	Egypt	2,025,000			1,189,961
senior note, 144A, 10.875%, 2/28/26	Egypt	760,000			750,454
[f]Government of El Salvador, senior bond, Reg S, 8.25%, 4/10/32	El Salvador	2,828,000			1,435,210
[f]Government of Germany, senior bond, Reg S,
1.70%, 8/15/32	Germany	547,200		EUR	535,904
zero cpn., 2/15/32	Germany	388,800		EUR	327,163
[f]Government of Ghana, senior bond, Reg S, 10.75%, 10/14/30	Ghana	3,093,000			2,199,649
[f]Government of Hungary, senior bond,
144A, 6.75%, 9/25/52	Hungary	940,000			966,139
Reg S, 3.125%, 9/21/51	Hungary	1,016,000			621,624
Government of Italy, senior note, 2.375%, 10/17/24	Italy	350,000			331,061
Government of Mexico, senior bond,
M, 7.75%, 5/29/31	Mexico	48,290,000	[m]	MXN	2,416,704
M, 7.75%, 11/13/42	Mexico	30,080,000	[m]	MXN	1,410,479
[f]Government of Nigeria, senior bond, Reg S,
7.875%, 2/16/32	Nigeria	785,000			606,059
7.625%, 11/28/47	Nigeria	2,590,000			1,743,135
[f]Government of Pakistan, senior bond, Reg S, 8.875%, 4/08/51	Pakistan	1,320,000			547,784
[f]Government of Peru, senior note, Reg S, 8.20%, 8/12/26	Peru	4,332,000		PEN	1,184,984
Government of Romania, senior bond,
[f]144A, 7.625%, 1/17/53	Romania	2,406,000			2,605,638
4.25%, 4/28/36	Romania	9,870,000		RON	1,495,938
[f]Government of Serbia, 144A,
senior bond, 6.50%, 9/26/33	Serbia	1,200,000			1,169,777
senior note, 6.25%, 5/26/28	Serbia	630,000			630,072
Government of South Africa, senior bond,
8.25%, 3/31/32	South Africa	95,537,419		ZAR	4,483,990
8.50%, 1/31/37	South Africa	70,666,496		ZAR	3,074,849
[f]Government of Tunisian Republic, senior note, Reg S,
6.75%, 10/31/23	Tunisia	669,000		EUR	627,282
5.625%, 2/17/24	Tunisia	1,806,000		EUR	1,521,193
Government of Turkey,
senior bond, 4.875%, 4/16/43	Turkey	2,533,000			1,616,257
senior bond, 5.75%, 5/11/47	Turkey	1,931,000			1,300,179
senior note, 9.875%, 1/15/28	Turkey	2,049,000			2,083,464
[f]Government of Ukraine, Reg S,
senior bond, 7.75%, 9/01/26	Ukraine	1,198,000			228,602

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Foreign Government and Agency Securities (continued)
[f]Government of Ukraine, Reg S, (continued)
senior bond, zero cpn., 8/01/41	Ukraine	11,807,000		$3,287,777
senior note, 8.994%, 2/01/26	Ukraine	200,000		38,650
[f]Provincia de Buenos Aires, Reg S,
[n]144A, FRN, 73.394%, (ARS BADLAR + 3.75%), 4/12/25	Argentina	3,670,000	ARS	9,057
senior bond, 5.25%, 9/01/37	Argentina	7,295,775		2,817,993

Total Foreign Government and Agency Securities (Cost $60,923,658)				58,005,633

U.S. Government and Agency Securities 2.4%
U.S. Treasury Bond, 2.875%, 5/15/52	United States	1,325,700		1,085,883
U.S. Treasury Note,
1.375%, 8/31/23	United States	1,095,000		1,075,282
2.75%, 8/31/23	United States	4,000,000		3,954,627
0.125%, 9/15/23	United States	480,000		467,581
1.375%, 9/30/23	United States	705,000		689,992
3.25%, 8/31/24	United States	1,860,000		1,812,301
4.25%, 9/30/24	United States	1,830,000		1,809,555
4.375%, 10/31/24	United States	1,830,000		1,813,022
4.50%, 11/30/24	United States	2,415,000		2,397,784
4.25%, 12/31/24	United States	1,615,000		1,597,021
3.875%, 1/15/26	United States	347,000		341,063
4.125%, 10/31/27	United States	4,170,000		4,149,557
3.50%, 1/31/28	United States	1,296,000		1,256,715
4.00%, 10/31/29	United States	57,000		56,673

Total U.S. Government and Agency Securities (Cost $22,716,675)				22,507,056

Asset-Backed Securities and Commercial Mortgage-Backed Securities 1.5%
Diversified Financial Services 0.9%
[f]AASET Trust, 144A,
2021-1A, A, 2.95%, 11/16/41	United States	200,583		176,332
2022-1A, A, 6.00%, 5/16/47	United States	471,593		453,650
[f]Accelerated Assets LLC, 2018-1, B, 144A, 4.51%, 12/02/33	United States	30,761		29,372
[f]ACHV ABS Trust, 2023-1PL, D, 144A, 8.47%, 3/18/30	United States	100,000		100,451
[f]Adams Outdoor Advertising LP, 2018-1, A, 144A, 4.81%, 11/15/48	United States	163,350		154,414
[f]Affirm Asset Securitization Trust, 2023-A, C, 144A, 8.12%, 1/18/28	United States	100,000		98,627
[f,k]AGL CLO 3 Ltd., 2020-3A, C, 144A, FRN, 6.942%, (3-Month USD LIBOR + 2.15%), 1/15/33	United States	285,000		274,625
[f]AIM Aviation Finance Ltd., 2015-1A, B1, 144A, 7.072%, 2/15/40	United States	170,624		55,219
[f]Avis Budget Rental Car Funding AESOP LLC, 2020-2A, C, 144A, 4.25%, 2/20/27	United States	100,000		92,726
[f,o]Binom Securitization Trust, 2022-RPL1, M1, 144A, FRN, 3.00%, 2/25/61	United States	160,000		119,674
[f]Blackbird Capital Aircraft Lease Securitization Ltd., 2016-1A, A, 144A, 4.213%, 12/16/41	United States	162,481		135,961
Carmax Auto Owner Trust, 2023-1, D, 6.27%, 11/15/29	United States	120,000		118,484
[f,k]Connecticut Avenue Securities Trust, 2021-R01, 1B1, 144A, FRN, 7.584%, (SOFR + 3.10%), 10/25/41	United States	100,000		95,490
[f]CoreVest American Finance Trust, 2019-2, B, 144A, 3.424%, 6/15/52	United States	100,000		89,318
[f]Diamond Resorts Owner Trust, 2019-1A, B, 144A, 3.53%, 2/20/32	United States	20,229		19,484

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[f]DT Auto Owner Trust, 2023-1A, D, 144A, 6.44%, 11/15/28	United States	100,000	$98,829
[f]Education Funding Trust, 2020-A, A, 144A, 2.79%, 7/25/41	United States	67,928	62,366
[f]EWC Master Issuer LLC, 2022-1A, A2, 144A, 5.50%, 3/15/52	United States	308,450	278,249
[f]Exeter Automobile Receivables Trust, 2020-2A, D, 144A, 4.73%, 4/15/26	United States	90,000	89,318
[f]Firstkey Homes Trust, 2020-SFR2, E, 144A, 2.668%, 10/19/37	United States	100,000	90,616
[f]Flagship Credit Auto Trust, 2019-4, D, 144A, 3.12%, 1/15/26	United States	90,000	86,577
[f]Hertz Vehicle Financing III LLC, 2022-3A, D, 144A, 6.31%, 3/25/25	United States	250,000	244,948
[f]Horizon Aircraft Finance I Ltd., 2018-1, A, 144A, 4.458%, 12/15/38	United States	196,770	169,712
[f]Horizon Aircraft Finance III Ltd., 2019-2, A, 144A, 3.425%, 11/15/39	United States	222,449	179,028
[f]Kestrel Aircraft Funding Ltd., 2018-1A, A, 144A, 4.25%, 12/15/38	United States	196,441	162,124
[f]Maps Trust, 2021-1A, A, 144A, 2.521%, 6/15/46	United States	282,493	245,677
[f]Mercury Financial Credit Card Master Trust, 2023-1A, B, 144A, 9.59%, 9/20/27	United States	100,000	99,861
[f,o]Mill City Mortgage Loan Trust, 2021-NMR1, M3, 144A, FRN, 2.50%, 11/25/60	United States	100,000	79,734
[f]MVW Owner Trust, 2019-1A, C, 144A, 3.33%, 11/20/36	United States	33,605	31,274
[f,k]Neuberger Berman Loan Advisers CLO Ltd., 2018-27A, E, 144A, FRN, 9.992%, (3-Month USD LIBOR + 5.20%), 1/15/30	United States	350,000	313,527
[f,k]OCP CLO Ltd., 2021-21A, D, 144A, FRN, 7.758%, (3-Month USD LIBOR + 2.95%), 7/20/34	United States	330,000	311,385
[f,k]OHA Credit Funding 4 Ltd., 2021-4A, ER, 144A, FRN, 11.215%, (3-Month USD LIBOR + 6.40%), 10/22/36	United States	310,000	282,300
[f]OneMain Financial Issuance Trust, 2020-2A, C, 144A, 2.76%, 9/14/35	United States	100,000	86,162
[f,g,k]Post CLO Ltd., 2023-1A, A, 144A, FRN, 6.476%, (3-Month SOFR + 1.95%), 4/20/36	United States	250,000	250,187
[f]Prestige Auto Receivables Trust, 144A, 2019-1A, E, 3.90%, 5/15/26	United States	100,000	98,656
2020-1A, E, 3.67%, 2/15/28	United States	100,000	97,739
[f]Progress Residential Trust, 144A, 2020-SFR3, D, 1.896%, 10/17/27	United States	325,000	292,391
2021-SFR4, F, 3.407%, 5/17/38	United States	230,000	202,341
2021-SFR7, F, 3.834%, 8/17/40	United States	260,000	217,120
2023-SFR1, C, 4.65%, 3/17/40	United States	120,000	112,733
2023-SFR1, D, 4.65%, 3/17/40	United States	120,000	109,941
[f]SCF Equipment Leasing LLC, 2021-1A, E, 144A, 3.56%, 8/20/32	United States	100,000	91,500
[f]Sierra Timeshare Receivables Funding LLC, 2021-1A, C, 144A, 1.79%, 11/20/37	United States	97,678	89,611
[k]SLM Private Credit Student Loan Trust, 2003-B, A3, FRN, 2.806%, (28-Day T-Bill + 1.00%), 3/15/33	United States	150,000	146,971
[f]Stack Infrastructure Issuer LLC, 2019-1A, A2, 144A, 4.54%, 2/25/44	United States	120,000	117,766
[f,k]Starwood Retail Property Trust, 2014-STAR, E, 144A, FRN, 8.988%, (1-Month USD LIBOR + 4.40%), 11/15/27	United States	200,000	875
[f,o]Towd Point Mortgage Trust, 2018-5, M1, 144A, FRN, 3.25%, 7/25/58	United States	100,000	80,128
[f]VCAT LLC, 144A, 2021-NPL1, A1, 2.289%, 12/26/50	United States	39,066	37,169
2021-NPL5, A1, 1.868%, 8/25/51	United States	73,578	67,297
2021-NPL6, A1, 1.917%, 9/25/51	United States	80,411	73,999
[f]VOLT XCII LLC, 2021-NPL1, A1, 144A, 1.893%, 2/27/51	United States	84,395	76,562

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[f]VOLT XCIV LLC, 144A,
2021-NPL3, A1, 2.24%, 2/27/51	United States	214,687	$198,598
2021-NPL3, A2, 4.949%, 2/27/51	United States	215,000	194,214
[f]Wave Trust, 2017-1A, A, 144A, 3.844%, 11/15/42	United States	138,697	108,542
[f]Westlake Automobile Receivables Trust, 2023-1A, D, 144A, 6.79%, 11/15/28	United States	100,000	99,930
[f]Willis Engine Structured Trust IV, 2018-A, B, 144A, 5.438%, 9/15/43	United States	207,424	156,766
[f]Willis Engine Structured Trust VI, 2021-A, B, 144A, 5.438%, 5/15/46	United States	356,311	242,319

			8,088,869

Mortgage Real Estate Investment Trusts (REITs) 0.6%
[f]510 Asset Backed Trust, 2021-NPL1, A1, 144A, 2.24%, 6/25/61	United States	98,645	90,879
[k]American Home Mortgage Investment Trust, 2006-1, 11A1, FRN, 4.897%, (1-Month USD LIBOR + 0.28%), 3/25/46	United States	118,332	100,188
Banc of America Alternative Loan Trust, 2003-8, 1CB1, 5.50%, 10/25/33	United States	2,773	2,658
Banc of America Funding Trust, 2007-4, 5A1, 5.50%, 11/25/34	United States	28,195	25,117
[o]Banc of America Mortgage Trust, 2005-A, 2A1, FRN, 3.902%, 2/25/35	United States	2,035	1,947
[o]Bear Stearns ALT-A Trust, 2006-3, 21A1, FRN, 3.379%, 5/25/36	United States	1,005,070	774,222
[f,k]BPR Trust, 2021-NRD, F, 144A, FRN, 11.432%, (SOFR + 6.87%), 12/15/38	United States	140,000	126,116
[o]CHL Mortgage Pass-Through Trust, 2006-HYB4, 3B, FRN, 3.685%, 6/20/36	United States	1,537,986	1,162,685
[f]CIM Trust, 2021-NR2, A1, 144A, 2.568%, 7/25/59	United States	117,370	111,657
[f,o]Citigroup Commercial Mortgage Trust, 2014-GC21, D, 144A, FRN, 4.941%, 5/10/47	United States	330,000	254,381
[f,o]Citigroup Mortgage Loan Trust, 2009-10, 6A2, 144A, FRN, 4.015%, 9/25/34	United States	18,203	17,842
Countrywide Alternative Loan Trust, 2003-22CB, 1A1, 5.75%, 12/25/33	United States	22,587	22,218
2004-16CB, 1A1, 5.50%, 7/25/34	United States	10,571	10,148
2004-16CB, 3A1, 5.50%, 8/25/34	United States	10,011	9,660
2004-J10, 2CB1, 6.00%, 9/25/34	United States	28,182	27,185
2005-J1, 2A1, 5.50%, 2/25/25	United States	870	845
[o]Countrywide Home Loans Mortgage Pass-Through Trust, 2004-HYB4, 2A1, FRN, 4.153%, 9/20/34	United States	33,363	29,920
Credit Suisse First Boston Mortgage Securities Corp., 2003-27, 4A4, 5.75%, 11/25/33	United States	11,003	10,772
[f]CSMC OA LLC, 2014-USA, E, 144A, 4.373%, 9/15/37	United States	400,000	233,621
[f]CSMC Trust, 144A,[o]2020-RPL3, A1, FRN, 2.691%, 3/25/60	United States	86,774	84,322
2021-RPL1, A2, 3.937%, 9/27/60	United States	155,000	147,871
[k]DSLA Mortgage Loan Trust, 2005-AR5, 2A1A, FRN, 5.251%, (1-Month USD LIBOR + 0.66%), 9/19/45	United States	27,369	17,387
[f,k]Extended Stay America Trust, 2021-ESH, F, 144A, FRN, 8.288%, (1-Month USD LIBOR + 3.70%), 7/15/38	United States	97,619	94,391
[f]GS Mortgage Securities Corp. Trust, 144A, 2012-BWTR, A, 2.954%, 11/05/34	United States	135,000	98,495
[o]2013-PEMB, A, FRN, 3.55%, 3/05/33	United States	135,000	117,111
[o]GS Mortgage Securities Trust, FRN, [f]2011-GC5, C, 144A, 5.154%, 8/10/44	United States	100,000	73,627
[f]2011-GC5, D, 144A, 5.154%, 8/10/44	United States	195,000	83,804

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
[o]GS Mortgage Securities Trust, FRN, (continued)
2014-GC18, B, 4.885%, 1/10/47	United States	100,000	$85,754
GSR Mortgage Loan Trust,
2005-4F, 6A1, 6.50%, 2/25/35	United States	6,922	6,514
[o]2005-AR6, 4A5, FRN, 4.159%, 9/25/35	United States	19,727	18,152
[k]Harborview Mortgage Loan Trust, 2004-11, 2A2A, FRN, 5.231%, (1-Month USD LIBOR + 0.64%), 1/19/35	United States	56,000	46,574
IndyMac INDX Mortgage Loan Trust, FRN, [k]2004-AR7, A5, 5.837%, (1-Month USD LIBOR + 1.22%), 9/25/34	United States	29,046	25,222
[o]2005-AR11, A3, 3.466%, 8/25/35	United States	32,992	26,476
[k]2006-AR2, 2A1, 5.037%, (1-Month USD LIBOR + 0.42%), 2/25/46	United States	145,669	103,347
JPMorgan Mortgage Trust, 2004-S1, 2A1, 6.00%, 9/25/34	United States	46,292	44,857
[o]2007-A1, 4A2, FRN, 3.939%, 7/25/35	United States	822	801
[k]Lehman XS Trust, 2006-2N, 1A1, FRN, 5.137%, (1-Month USD LIBOR + 0.52%), 2/25/46	United States	24,465	21,314
MASTR Alternative Loan Trust, 2004-2, 8A4, 5.50%, 3/25/34	United States	98,514	86,633
2004-8, 2A1, 6.00%, 9/25/34	United States	20,974	20,106
[f,k]Med Trust, 144A, FRN, 2021-MDLN, C, 6.388%, (1-Month USD LIBOR + 1.80%), 11/15/38	United States	124,630	121,482
2021-MDLN, D, 6.588%, (1-Month USD LIBOR + 2.00%), 11/15/38	United States	99,704	96,622
[o]Merrill Lynch Mortgage Investors MLCC, 2006-2, 2A, FRN, 3.958%, 5/25/36	United States	1,036	1,007
[o]Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C11, B, FRN, 4.357%, 8/15/46	United States	200,000	150,085
[f,o]Morgan Stanley Capital I Trust, 2011-C2, E, 144A, FRN, 5.211%, 6/15/44	United States	150,000	114,398
[f,o]MSBAM Commercial Mortgage Securities Trust, 2012-CKSV, C, 144A, FRN, 4.281%, 10/15/30	United States	340,000	249,964
[f,o]PRPM LLC, 2021-2, A2, 144A, FRN, 3.77%, 3/25/26	United States	130,000	114,097
[o]RFMSI Trust, 2005-SA1, 1A1, FRN, 4.414%, 3/25/35	United States	77,014	41,675
[k]Structured ARM Loan Trust, 2005-14, A1, FRN, 4.927%, (1-Month USD LIBOR + 0.31%), 7/25/35	United States	147,585	94,525
[f]Toorak Mortgage Corp. Ltd., 2021-1, A1, 144A, 2.24%, 6/25/24	United States	190,000	175,614
Wells Fargo Commercial Mortgage Trust, [o]2013-LC12, B, FRN, 4.283%, 7/15/46	United States	190,000	182,952
2014-LC16, C, 4.458%, 8/15/50	United States	215,000	133,594
[o]2016-C36, B, FRN, 3.671%, 11/15/59	United States	100,000	85,638
[o]2016-C36, C, FRN, 4.133%, 11/15/59	United States	100,000	75,887
[o]WFRBS Commercial Mortgage Trust, FRN, [f]2011-C3, D, 144A, 5.378%, 3/15/44	United States	199,819	78,929
[f]2011-C4, E, 144A, 4.845%, 6/15/44	United States	120,000	97,274
2014-C24, B, 4.204%, 11/15/47	United States	100,000	92,346

			6,120,908

Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $15,845,113)			14,209,777

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value

Options Purchased 0.3%
Calls - Exchange-Traded 0.0%†
3 Month EURIBOR, March Strike Price 98.50 EUR, Expires 3/10/23	80	19,428,000	$—
3 Month EURIBOR, March Strike Price 97.13 EUR, Expires 3/13/23	40	9,709,500	1,851
3 Month SOFR, March Strike Price $95.19, Expires 3/10/23	60	14,250,750	375
3 Month SOFR, March Strike Price $95.44, Expires 3/10/23	40	9,500,500	250
3 Month SOFR, December Strike Price $97.00, Expires 12/15/23	60	14,212,500	2,625
Activision Blizzard Inc., March Strike Price $80.00, Expires 3/17/23	106	808,250	4,452
Activision Blizzard Inc., April Strike Price $80.00, Expires 4/21/23	107	815,875	17,227
AMC Entertainment Holdings Inc., March Strike Price $10.00, Expires 3/17/23	274	195,636	12,878
Amyris Inc., March Strike Price $2.50, Expires 3/17/23	200	25,000	1,000
Amyris Inc., March Strike Price $3.00, Expires 3/17/23	250	31,250	1,250
Amyris Inc., June Strike Price $3.00, Expires 6/16/23	35	4,375	262
Bausch Health Cos. Inc., March Strike Price $9.00, Expires 3/17/23	379	352,849	21,982
BILL Holdings Inc., March Strike Price $110.00, Expires 3/17/23	4	33,852	68
California Resources Corp., March Strike Price $45.00, Expires 3/17/23	1,003	4,232,660	55,165
CBOE Volatility Index, March Strike Price $21.00, Expires 3/22/23	129	267,030	19,866
CBOE Volatility Index, March Strike Price $22.00, Expires 3/22/23	61	126,270	7,015
CBOE Volatility Index, April Strike Price $22.00, Expires 4/19/23	57	117,990	12,825
CBOE Volatility Index, April Strike Price $23.00, Expires 4/19/23	181	374,670	35,114
CBOE Volatility Index, May Strike Price $23.00, Expires 5/17/23	52	107,640	13,156
Crown Holdings Inc., April Strike Price $75.00, Expires 4/21/23	37	304,177	46,065
E-mini S&P 500, March Strike Price $4,000.00, Expires 3/17/23	1	205,763	2,575
E-mini S&P 500, March Strike Price $4,200.00, Expires 3/17/23	4	823,050	560
E-mini S&P 500, March Strike Price $4,400.00, Expires 3/17/23	2	397,550	15
E-mini S&P 500, June Strike Price $4,500.00, Expires 6/16/23	1	200,588	513
E-mini S&P 500, June Strike Price $5,100.00, Expires 6/16/23	2	401,175	35
Gol Linhas Aereas Inteligentes SA, April Strike Price $4.00, Expires 4/21/23	23	4,968	115
iShares 20+ Year Treasury Bond ETF, July Strike Price $115.00, Expires 7/21/23	204	2,074,884	16,116
iShares 20+ Year Treasury Bond ETF, July Strike Price $120.00, Expires 7/21/23	309	3,142,839	12,669
Manchester United PLC, April Strike Price $26.00, Expires 4/21/23	204	423,300	20,400
Opendoor Technologies Inc., May Strike Price $2.00, Expires 5/19/23	63	9,072	1,008
Porch Group Inc., June Strike Price $5.00, Expires 6/16/23	45	11,250	1,012
Qurate Retail Inc., April Strike Price $3.00, Expires 4/21/23	123	25,953	861
RingCentral Inc., June Strike Price $50.00, Expires 6/16/23	4	13,216	250
Silicon Motion Technology Corp., September Strike Price $70.00, Expires 9/15/23	52	349,544	58,240
SPDR S&P Oil & Gas Exploration & Production ETF, June Strike Price $150.00, Expires 6/16/23	129	1,715,313	61,920
TEGNA Inc., March Strike Price $23.00, Expires 3/17/23	118	205,320	590
TEGNA Inc., April Strike Price $23.00, Expires 4/21/23	149	259,260	2,980
U.S. Treasury 10 Year Note, March Strike Price $116.00, Expires 3/24/23	100	11,165,600	3,125
U.S. Treasury 10 Year Note, April Strike Price $120.00, Expires 4/21/23	30	3,349,680	469
Vnet Group Inc., March Strike Price $6.00, Expires 3/17/23	205	81,385	1,025
Vodafone Group PLC, July Strike Price $13.00, Expires 7/21/23	109	130,473	2,398

			440,302

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#		Value

Options Purchased (continued)

Calls - Over-the-Counter 0.0%†
DJ EURO STOXX 50 Index, Counterparty GSCO, March Strike Price 4,290.00 EUR, Expires 3/20/23	372	1,576,677		$16,656
DJ EURO STOXX 50 Index, Counterparty JPHQ, March Strike Price 4,240.00 EUR, Expires 3/30/23	174	737,478		15,809
SGX Nifty 50 Index, Counterparty JPHQ, March Strike Price $17,940.00, Expires 3/13/23	130	317,213		2,074

				34,539

Currency Options 0.0%†
EUR/USD, Counterparty JPHQ, July Strike Price $1.15, Expires 7/19/23	1	66,000	EUR	3,734
JPY/KRW, Counterparty JPHQ, August Strike Price 10.75 KRW, Expires 8/11/23	1	4,000,000	JPY	4,302
USD/HKD, Counterparty JPHQ, December Strike Price 7.80 HKD, Expires 12/20/23	1	4,600,000		16,941
USD/INR, Counterparty JPHQ, March Strike Price 84.00 INR, Expires 3/15/23	1	600,000		264
USD/INR, Counterparty JPHQ, March Strike Price 86.00 INR, Expires 3/15/23	1	2,400,000		83
USD/KRW, Counterparty JPHQ, March Strike Price 1,270.00 KRW, Expires 3/08/23	1	1,000,000		38,617
USD/PHP, Counterparty JPHQ, March Strike Price 60.00 PHP, Expires 3/15/23	1	1,300,000		15
USD/SGD, Counterparty JPHQ, March Strike Price 1.35 SGD, Expires 3/27/23	1	1,000,000		6,994
USD/TWD, Counterparty JPHQ, September Strike Price 32.00 TWD, Expires 9/20/23	1	120,000		—

				70,950

Puts - Exchange-Traded 0.3%
1 Year SOFR, March Strike Price $95.50, Expires 3/10/23	10	2,376,750		11,000
3 Month EURIBOR, March Strike Price 96.88 EUR, Expires 3/13/23	40	9,709,500		529
3 Month EURIBOR, December Strike Price 96.50 EUR, Expires 12/18/23	60	14,415,750		90,037
3 Month SOFR, July Strike Price $94.50, Expires 7/14/23	70	16,554,125		24,938
3 Month SOFR, September Strike Price $94.50, Expires 9/15/23	20	4,729,750		9,000
3 Month SOFR, December Strike Price $94.75, Expires 12/15/23	1	236,875		869
Activision Blizzard Inc., May Strike Price $70.00, Expires 5/19/23	290	2,211,250		45,820
Activision Blizzard Inc., January Strike Price $70.00, Expires 1/19/24	448	3,312,960		196,000
Activision Blizzard Inc., January Strike Price $75.00, Expires 1/19/24	53	391,935		32,595
American Axle & Manufacturing Holdings Inc., March Strike Price $9.00, Expires 3/17/23	146	128,480		5,840
Amyris Inc., June Strike Price $1.00, Expires 6/16/23	384	48,000		11,520
Amyris Inc., January Strike Price $1.00, Expires 1/19/24	301	37,625		15,050
Amyris Inc., January Strike Price $1.50, Expires 1/19/24	23	2,875		1,955
B Riley Financial Inc., March Strike Price $35.00, Expires 3/17/23	402	1,599,156		14,070
BioMarin Pharmaceutical Inc., June Strike Price $85.00, Expires 6/21/24	3	29,877		1,800
BioMarin Pharmaceutical Inc., June Strike Price $100.00, Expires 6/21/24	1	9,959		1,150
Blackstone Inc., March Strike Price $85.00, Expires 3/17/23	43	390,440		4,472

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value

Options Purchased (continued)

Puts - Exchange-Traded (continued)
Burlington Stores Inc., June Strike Price $200.00, Expires 6/16/23	8	171,400	$10,720
Caterpillar Inc., March Strike Price $240.00, Expires 3/17/23	114	2,730,870	60,420
CBOE Volatility Index, March Strike Price $21.00, Expires 3/22/23	263	544,410	40,765
CBOE Volatility Index, March Strike Price $22.00, Expires 3/22/23	111	229,770	25,530
CBOE Volatility Index, April Strike Price $23.00, Expires 4/19/23	106	219,420	33,390
Deere & Co., March Strike Price $300.00, Expires 3/17/23	18	754,632	36
Dick's Sporting Good Inc., March Strike Price $70.00, Expires 3/17/23	50	643,150	250
Dick's Sporting Good Inc., June Strike Price $110.00, Expires 6/16/23	28	360,164	14,000
DISH Network Corp., January Strike Price $7.50, Expires 1/19/24	321	366,261	35,952
DISH Network Corp., January Strike Price $7.50, Expires 1/17/25	78	88,998	14,274
DISH Network Corp., December Strike Price $7.50, Expires 12/19/25	65	74,165	15,470
DJ EURO STOXX 50 Index, March Strike Price 4,000.00 EUR, Expires 3/17/23	48	2,034,422	5,788
DJ EURO STOXX 50 Index, April Strike Price 4,100.00 EUR, Expires 4/21/23	55	2,331,109	34,497
E-mini S&P 500, March Strike Price $2,600.00, Expires 3/17/23	7	1,440,338	35
E-mini S&P 500, March Strike Price $2,800.00, Expires 3/17/23	1	205,763	7
E-mini S&P 500, March Strike Price $3,600.00, Expires 3/17/23	7	1,440,338	962
E-mini S&P 500, March Strike Price $3,700.00, Expires 3/17/23	4	795,100	1,200
E-mini S&P 500, March Strike Price $4,000.00, Expires 3/17/23	2	397,550	7,600
E-mini S&P 500, July Strike Price $2,700.00, Expires 7/31/23	12	2,431,200	6,150
E-mini S&P 500, July Strike Price $3,800.00, Expires 7/31/23	6	1,215,600	32,925
Etsy Inc., June Strike Price $90.00, Expires 6/16/23	5	60,705	1,585
Eurodollar 1 Yr., June Strike Price $95.50, Expires 6/16/23	40	9,612,500	48,250
The GEO Group Inc., January Strike Price $5.00, Expires 1/19/24	252	220,752	10,080
The GEO Group Inc., January Strike Price $7.00, Expires 1/19/24	9	7,884	585
GlycoMimetics Inc., April Strike Price $2.50, Expires 4/21/23	302	46,508	30,955
Herbalife Nutrition Ltd., January Strike Price $7.50, Expires 1/19/24	150	290,250	6,750
The Home Depot Inc., June Strike Price $285.00, Expires 6/16/23	42	1,245,468	52,458
IMAX Corp., June Strike Price $11.00, Expires 6/16/23	50	92,200	750
IMAX Corp., January Strike Price $10.00, Expires 1/19/24	38	70,072	1,615
Invesco QQQ Trust Series 1, March Strike Price $287.00, Expires 3/17/23	121	3,552,076	48,521
Invesco QQQ Trust Series 1, March Strike Price $288.00, Expires 3/31/23	65	1,908,140	39,650
Invesco QQQ Trust Series 1, April Strike Price $282.00, Expires 4/21/23	33	968,748	20,559
Lowe's Cos. Inc., June Strike Price $180.00, Expires 6/16/23	64	1,316,800	28,480
Lumentum Holdings Inc., June Strike Price $35.00, Expires 6/16/23	9	48,429	517
NASDAQ 100 Index, March Strike Price $11,500.00, Expires 3/31/23	1	1,204,212	16,430
Norwegian Cruise Line Holdings Ltd., March Strike Price $13.50, Expires 3/17/23	21	31,122	462
Ross Stores Inc., May Strike Price $105.00, Expires 5/19/23	27	298,458	11,610

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value

Options Purchased (continued)

Puts - Exchange-Traded (continued)
Russell 2000 Index, March Strike Price $1,850.00, Expires 3/31/23	3	569,097	$9,081
S&P 500 Index, March Strike Price $3,900.00, Expires 3/31/23	4	1,588,060	24,440
S&P 500 Index, April Strike Price $3,875.00, Expires 4/21/23	2	794,030	14,300
SPDR S&P 500 ETF Trust, March Strike Price $370.00, Expires 3/17/23	210	8,321,460	17,640
SPDR S&P 500 ETF Trust, April Strike Price $395.00, Expires 4/21/23	169	6,696,794	174,915
SPDR S&P 500 ETF Trust, April Strike Price $398.00, Expires 4/21/23	168	6,657,168	194,040
SPDR S&P 500 ETF Trust, June Strike Price $385.00, Expires 6/16/23	122	4,834,372	132,126
SPDR S&P Regional Banking ETF, March Strike Price $52.00, Expires 3/17/23	207	1,274,292	1,449
SPDR S&P Regional Banking ETF, March Strike Price $57.00, Expires 3/31/23	253	1,557,468	10,626
Transocean Ltd., January Strike Price $1.50, Expires 1/19/24	561	392,139	1,683
Tyler Technologies Inc., June Strike Price $280.00, Expires 6/16/23	3	96,375	2,250
U.S. Treasury 10 Year Note, March Strike Price $110.00, Expires 3/24/23	15	1,674,840	5,156
U.S. Treasury 10 Year Note, March Strike Price $110.50, Expires 3/24/23	10	1,116,560	4,844
U.S. Treasury 5 Year Note, March Strike Price $107.00, Expires 3/03/23	20	2,141,100	4,531
U.S. Treasury 5 Year Note, March Strike Price $104.00, Expires 3/24/23	40	4,282,200	1,250
U.S. Treasury 5 Year Note, March Strike Price $107.00, Expires 3/24/23	52	5,566,860	32,094
U.S. Treasury 5 Year Note, March Strike Price $107.50, Expires 3/24/23	12	1,284,660	10,594
Vistra Corp., March Strike Price $21.00, Expires 3/17/23	139	305,661	4,170
Vivint Smart Home Inc., March Strike Price $10.00, Expires 3/17/23	16	17,984	400
Vnet Group Inc., March Strike Price $5.00, Expires 3/17/23	192	76,224	20,640
Vodafone Group PLC, March Strike Price 0.86 GBP, Expires 3/17/23	1,439	1,726,800	—
Vodafone Group PLC, April Strike Price 0.80 GBP, Expires 4/21/23	400	480,000	—
Vodafone Group PLC, April Strike Price 0.85 GBP, Expires 4/21/23	766	919,200	2,303
Wolfspeed Inc., June Strike Price $55.00, Expires 6/16/23	7	51,786	1,610
World Wrestling Entertainment Inc., July Strike Price $85.00, Expires 7/21/23	149	5,006,400	101,618

			1,897,633

Puts - Over-the-Counter 0.0%†
3M Co., Counterparty GSCO, January Strike Price $100.00, Expires 1/19/24	150	1,616,100	111,000
DJ EURO STOXX 50 Index, Counterparty GSCO, March Strike Price 4,290.00 EUR, Expires 3/20/23	372	1,576,677	36,215
DJ EURO STOXX 50 Index, Counterparty JPHQ, March Strike Price 4,240.00 EUR, Expires 3/30/23	174	737,478	14,863
DJ EURO STOXX 50 Index, Counterparty BZWS, May Strike Price 4,050.00 EUR, Expires 5/19/23	35	1,483,433	30,985
H & M Hennes & Mauritz AB, Counterparty CITI, March Strike Price 100.00 SEK, Expires 3/17/23	109	1,439,236	79

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#		Value

Options Purchased (continued)

Puts - Over-the-Counter (continued)
SGX Nifty 50 Index, Counterparty JPHQ, March Strike Price $17,940.00, Expires 3/13/23	130	317,213		$67,026
Softbank Group, Counterparty GSCO, March Strike Price 4,540.00 JPY, Expires 3/09/23	5,531	30,514,527		38
STOXX Europe 600 Automobiles & Parts Index, Counterparty GSCO, March Strike Price 585.00 EUR, Expires 3/17/23	17	531,191		2,886

				263,092

Currency Options 0.0%†
AUD/JPY, Counterparty JPHQ, March Strike Price 89.00 JPY, Expires 3/15/23	1	3,200,000	AUD	5,704
AUD/USD, Counterparty JPHQ, March Strike Price $0.64, Expires 3/15/23	1	4,000,000	AUD	825
EUR/SGD, Counterparty JPHQ, March Strike Price 1.35 SGD, Expires 3/15/23	1	2,400,000	EUR	1
USD/HKD, Counterparty JPHQ, May Strike Price 7.80 HKD, Expires 5/22/23	1	4,000,000		4,465
USD/JPY, Counterparty JPHQ, July Strike Price 115.00 JPY, Expires 7/17/23	1	200,000		6,302
USD/JPY, Counterparty JPHQ, August Strike Price 115.00 JPY, Expires 8/17/23	1	120,000		8,662
USD/JPY, Counterparty MSCS, August Strike Price 125.00 JPY, Expires 8/29/23	1	4,416,000		52,783

				78,742

Total Options Purchased (Cost $3,797,096)				2,785,258

Total Investments before Short Term Investments (Cost $601,338,874)				617,836,620

	Country	Shares

Short Term Investments 28.3%

Money Market Funds 27.4%
[p,q]Dreyfus Government Cash Management, Institutional, 4.48%	United States	98,975,359		98,975,359
[p]Fidelity Investments Money Market Government Portfolio, Institutional, 4.46%	United States	159,771,902		159,771,902

Total Money Market Funds (Cost $258,747,261)				258,747,261

Investments from Cash Collateral Received for Loaned Securities (Cost $3,565,000) 0.4%

Money Market Funds 0.4%
[p,r]Institutional Fiduciary Trust Money Market Portfolio, 4.17%	United States	3,565,000		3,565,000

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Short Term Investments (continued)

U.S. Government and Agency Securities 0.5%
[s]U.S. Treasury Bill,
5/11/23	United States	1,635,000	$1,619,998
6/13/23	United States	1,645,000	1,622,403
8/10/23	United States	1,660,000	1,624,116

Total U.S. Government and Agency Securities (Cost $4,866,849)			4,866,517

Total Investments (Cost $868,517,984) 93.8%			885,015,398

Options Written (0.1)%			(818,206)

Securities Sold Short (16.2)%			(152,844,691)

Other Assets, less Liabilities 22.5%			211,767,981

Net Assets 100.0%			$943,120,482

	Number of Contracts	Notional Amount#

Options Written (0.1)%

Calls - Exchange-Traded (0.0)%†
3 Month EURIBOR, March Strike Price 99.00 EUR, Expires 3/10/23	80	19,428,000	—
3 Month EURIBOR, March Strike Price 97.25 EUR, Expires 3/13/23	40	9,709,500	(264)
3 Month SOFR, March Strike Price $95.31, Expires 3/10/23	80	19,001,000	(500)
3 Month SOFR, December Strike Price $98.00, Expires 12/15/23	60	14,212,500	(1,125)
Activision Blizzard Inc., March Strike Price $80.00, Expires 3/17/23	198	1,509,750	(8,316)
Activision Blizzard Inc., June Strike Price $90.00, Expires 6/16/23	585	4,326,075	(64,935)
AMC Entertainment Holdings Inc., March Strike Price $20.00, Expires 3/17/23	274	195,636	(3,288)
Apple Inc., April Strike Price $165.00, Expires 4/21/23	2	29,482	(166)
Bristol-Myers Squibb Co., April Strike Price $75.00, Expires 4/21/23	1	6,896	(24)
Charter Communications Inc., June Strike Price $420.00, Expires 6/16/23	1	36,761	(1,120)
Cisco Systems Inc., April Strike Price $52.50, Expires 4/21/23	2	9,684	(52)
The Coca-Cola Co., April Strike Price $62.50, Expires 4/21/23	4	23,804	(116)
Crown Holdings Inc., April Strike Price $95.00, Expires 4/21/23	37	304,177	(3,515)
E-mini S&P 500, June Strike Price $4,700.00, Expires 6/16/23	3	601,763	(405)
Manchester United PLC, April Strike Price $31.00, Expires 4/21/23	204	423,300	(5,610)
Merck & Co. Inc., April Strike Price $115.00, Expires 4/21/23	2	21,248	(128)
Microchip Technology Inc., April Strike Price $90.00, Expires 4/21/23	3	24,309	(375)
Morgan Stanley, April Strike Price $105.00, Expires 4/21/23	2	19,300	(186)
Qualcomm Inc., April Strike Price $140.00, Expires 4/21/23	2	24,706	(264)
Russell 2000 Index, March Strike Price $1,980.00, Expires 3/31/23	4	758,796	(8,056)
Silicon Motion Technology Corp., September Strike Price $80.00, Expires 9/15/23	52	349,544	(39,520)
Starbucks Corp., April Strike Price $115.00, Expires 4/21/23	3	30,627	(141)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#		Value

Options Written (continued)

Calls - Exchange-Traded (continued)
Travelcenters of America Inc., June Strike Price $85.00, Expires 6/16/23	86	725,410		$(9,030)
U.S. Treasury 10 Year Note, March Strike Price $118.00, Expires 3/24/23	100	11,165,600		(1,563)
U.S. Treasury 10 Year Note, April Strike Price $121.00, Expires 4/21/23	10	1,116,560		(156)
United Parcel Service Inc., April Strike Price $195.00, Expires 4/21/23	1	18,249		(208)
Vodafone Group PLC, April Strike Price 1.15 GBP, Expires 4/21/23	766	919,200		(6,910)

				(155,973)

Calls - Over-the-Counter (0.0)%†

Currency Options (0.0)%†
JPY/KRW, Counterparty JPHQ, August Strike Price 11.25 KRW, Expires 8/11/23	1	4,000,000	JPY	(2,235)
USD/HKD, Counterparty JPHQ, December Strike Price 7.85 HKD, Expires 12/20/23	1	4,600,000		(9,379)
USD/INR, Counterparty JPHQ, March Strike Price 90.00 INR, Expires 3/15/23	1	600,000		(1)
USD/INR, Counterparty JPHQ, March Strike Price 95.00 INR, Expires 3/15/23	1	2,400,000		—
USD/KRW, Counterparty JPHQ, March Strike Price 1,300.00 KRW, Expires 3/08/23	1	1,000,000		(17,025)
USD/SGD, Counterparty JPHQ, March Strike Price 1.37 SGD, Expires 3/27/23	1	1,500,000		(2,157)

				(30,797)

Puts - Exchange-Traded (0.1)%
1 Year SOFR, March Strike Price $95.00, Expires 3/10/23	60	14,260,500		(12,000)
3 Month EURIBOR, December Strike Price 96.00 EUR, Expires 12/18/23	120	28,831,500		(92,813)
3 Month SOFR, July Strike Price $94.25, Expires 7/14/23	70	16,554,125		(10,500)
3 Month SOFR, September Strike Price $93.75, Expires 9/15/23	30	7,094,625		(1,500)
3 Month SOFR, September Strike Price $94.00, Expires 9/15/23	20	4,729,750		(2,000)
3 Month SOFR, December Strike Price $94.25, Expires 12/15/23	1	236,875		(363)
Activision Blizzard Inc., March Strike Price $70.00, Expires 3/17/23	46	350,750		(1,012)
Activision Blizzard Inc., May Strike Price $55.00, Expires 5/19/23	290	2,211,250		(8,120)
Activision Blizzard Inc., January Strike Price $55.00, Expires 1/19/24	53	391,935		(5,247)
Activision Blizzard Inc., January Strike Price $60.00, Expires 1/19/24	448	3,312,960		(100,352)
BILL Holdings Inc., March Strike Price $90.00, Expires 3/17/23	4	33,852		(2,880)
DJ EURO STOXX 50 Index, March Strike Price 3,700.00 EUR, Expires 3/17/23	48	2,034,422		(1,218)
DJ EURO STOXX 50 Index, March Strike Price 4,100.00 EUR, Expires 3/17/23	37	1,568,201		(8,805)
E-mini S&P 500, March Strike Price $3,000.00, Expires 3/17/23	8	1,646,100		(80)
E-mini S&P 500, March Strike Price $3,200.00, Expires 3/17/23	8	1,646,100		(180)
E-mini S&P 500, March Strike Price $3,850.00, Expires 3/17/23	6	1,192,650		(7,350)
E-mini S&P 500, July Strike Price $3,550.00, Expires 7/31/23	12	2,431,200		(36,150)
Eurodollar 1 Yr., June Strike Price $95.00, Expires 6/16/23	20	4,806,250		(11,500)
Eurodollar 1 Yr., June Strike Price $96.00, Expires 6/16/23	20	4,806,250		(42,500)
Focus Financial Partners Inc., March Strike Price $50.00, Expires 3/17/23	61	316,346		(305)
GlycoMimetics Inc., March Strike Price $2.50, Expires 3/17/23	302	46,508		(27,180)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#		Value

Options Written (continued)

Puts - Exchange-Traded (continued)
The Home Depot Inc., June Strike Price $245.00, Expires 6/16/23	42	1,245,468		$(14,490)
Invesco QQQ Trust Series 1, March Strike Price $277.00, Expires 3/17/23	60	1,761,360		(9,900)
Lowe's Cos. Inc., June Strike Price $155.00, Expires 6/16/23	64	1,316,800		(9,664)
Manchester United PLC, March Strike Price $18.00, Expires 3/17/23	59	122,425		(4,897)
Manchester United PLC, March Strike Price $23.00, Expires 3/17/23	31	64,325		(10,618)
National Instruments Corp., March Strike Price $50.00, Expires 3/17/23	39	196,989		(3,900)
Qualtrics International Inc., March Strike Price $15.00, Expires 3/17/23	192	324,864		(2,880)
Russell 2000 Index, March Strike Price $1,750.00, Expires 3/31/23	3	569,097		(3,060)
S&P 500 Index, March Strike Price $3,800.00, Expires 3/17/23	9	3,573,135		(15,408)
Silicon Motion Technology Corp., September Strike Price $60.00, Expires 9/15/23	52	349,544		(33,800)
SPDR S&P 500 ETF Trust, April Strike Price $365.00, Expires 4/21/23	168	6,657,168		(46,704)
U.S. Treasury 10 Year Note, March Strike Price $109.00, Expires 3/24/23	15	1,674,840		(2,344)
U.S. Treasury 10 Year Note, March Strike Price $109.50, Expires 3/24/23	10	1,116,560		(2,344)
U.S. Treasury 5 Year Note, March Strike Price $105.00, Expires 3/24/23	40	4,282,200		(3,750)
U.S. Treasury 5 Year Note, March Strike Price $106.00, Expires 3/24/23	15	1,605,825		(3,984)
U.S. Treasury 5 Year Note, March Strike Price $106.25, Expires 3/24/23	51	5,459,805		(17,133)
Vodafone Group PLC, March Strike Price 0.80 GBP, Expires 3/17/23	1,439	1,726,800		—
Vodafone Group PLC, April Strike Price 0.70 GBP, Expires 4/21/23	400	480,000		—
Vodafone Group PLC, April Strike Price 0.75 GBP, Expires 4/21/23	766	919,200		—
Vodafone Group PLC, July Strike Price $10.00, Expires 7/21/23	109	130,473		(4,960)
World Wrestling Entertainment Inc., July Strike Price $75.00, Expires 7/21/23	149	5,006,400		(50,660)

				(612,551)

Puts - Over-the-Counter (0.0)%†
DJ EURO STOXX 50 Index, Counterparty BZWS, May Strike Price 3,750.00 EUR, Expires 5/19/23	35	1,483,433		(12,365)
STOXX Europe 600 Automobiles & Parts Index, Counterparty GSCO, March Strike Price 525.00 EUR, Expires 3/17/23	17	531,191		(473)

				(12,838)

Currency Options (0.0)%†
AUD/JPY, Counterparty JPHQ, March Strike Price 84.00 JPY, Expires 3/15/23	1	3,200,000	AUD	(345)
AUD/USD, Counterparty JPHQ, March Strike Price $0.60, Expires 3/15/23	1	4,000,000	AUD	(22)
EUR/SGD, Counterparty JPHQ, March Strike Price 1.29 SGD, Expires 3/15/23	1	2,400,000	EUR	—
USD/HKD, Counterparty JPHQ, May Strike Price 7.75 HKD, Expires 5/22/23	1	8,000,000		(3,073)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value

Options Written (continued)

Puts - Over-the-Counter (continued)

Currency Options (continued)
USD/INR, Counterparty JPHQ, March Strike Price 15,000.00 INR, Expires 3/29/23	1	1,000,000	$(2,607)

			(6,047)

Total Options Written (Premiums Received $955,801)			(818,206)

	Country	Shares

Securities Sold Short (16.2)%

Common Stocks (8.6)%

Aerospace & Defense (0.0)%†
Axon Enterprise Inc.	United States	402	(80,524)
Virgin Galactic Holdings Inc.	United States	14,439	(82,880)

			(163,404)

Airlines (0.4)%
American Airlines Group Inc.	United States	33,134	(529,481)
Cathay Pacific Airways Ltd.	Hong Kong	633,100	(622,871)
Copa Holdings SA, A	Panama	27,461	(2,536,023)
Jetblue Airways Corp.	United States	5,848	(48,538)

			(3,736,913)

Auto Components (0.0)%†
LCI Industries	United States	864	(97,468)
Luminar Technologies Inc.	United States	20,885	(186,921)

			(284,389)

Automobiles (0.2)%
Fisker Inc.	United States	18,896	(140,397)
Ford Motor Co.	United States	25,653	(309,632)
Li Auto Inc., ADR	China	20,005	(472,318)
Lucid Group Inc.	United States	23,028	(210,246)
Winnebago Industries Inc.	United States	6,461	(410,661)

			(1,543,254)

Biotechnology (0.6)%
Apellis Pharmaceuticals Inc.	United States	11,510	(753,675)
Avid Bioservices Inc.	United States	18,684	(307,539)
Coherus Biosciences Inc.	United States	32,169	(217,784)
Dynavax Technologies Corp.	United States	80,095	(824,978)
Exact Sciences Corp.	United States	605	(37,710)
Gossamer Bio Inc.	United States	23,266	(40,250)
Halozyme Therapeutics Inc.	United States	4,426	(212,404)
Insmed Inc.	United States	17,996	(366,758)
Intercept Pharmaceuticals Inc.	United States	44,947	(907,030)
Ionis Pharmaceuticals Inc.	United States	1,922	(69,000)
Karyopharm Therapeutics Inc.	United States	13,430	(40,559)
Mannkind Corp.	United States	232,339	(1,226,750)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)

Biotechnology (continued)
Pharming Group NV	Netherlands	66,557	$(80,566)
Travere Therapeutics Inc.	United States	15,196	(336,743)

			(5,421,746)

Capital Markets (0.6)%
Ares Capital Corp.	United States	132,155	(2,558,521)
Owl Rock Capital Corp.	United States	243,488	(3,335,786)
Wisdomtree Inc.	United States	5,760	(34,387)

			(5,928,694)

Chemicals (0.3)%
Albemarle Corp.	United States	4,811	(1,223,485)
Amyris Inc.	United States	33,301	(41,626)
Danimer Scientific Inc.	United States	30,649	(79,074)
Livent Corp.	United States	41,423	(971,370)
The Sherwin-Williams Co.	United States	4,005	(886,507)

			(3,202,062)

Commercial Services & Supplies (0.1)%
Ritchie Bros Auctioneers Inc.	Canada	19,614	(1,199,788)

Communications Equipment (0.0)%†
Lumentum Holdings Inc.	United States	335	(18,026)

Construction & Engineering (0.1)%
Granite Construction Inc.	United States	12,979	(560,693)

Consumer Finance (0.2)%
Encore Capital Group Inc.	United States	14,908	(770,445)
EZCORP Inc., A	United States	75,235	(663,573)
LendingTree Inc.	United States	168	(5,532)
PRA Group Inc.	United States	3,296	(140,278)

			(1,579,828)

Diversified Consumer Services (0.0)%†
Chegg Inc.	United States	246	(3,909)

Diversified Telecommunication Services (0.0)%†
Bandwidth Inc., A	United States	1,761	(28,000)
Radius Global Infrastructure Inc., A	United States	14,962	(203,932)

			(231,932)

Electric Utilities (0.0)%†
Alliant Energy Corp.	United States	233	(11,946)
PNM Resources Inc.	United States	4,124	(202,076)
PPL Corp.	United States	1,391	(37,654)
The Southern Co.	United States	225	(14,189)

			(265,865)

Electrical Equipment (0.4)%
Array Technologies Inc.	United States	23,154	(433,906)
Bloom Energy Corp., A	United States	48,487	(1,051,683)
Plug Power Inc.	United States	130,053	(1,933,888)
Tpi Composites Inc.	United States	3,453	(39,917)

			(3,459,394)

Electronic Equipment, Instruments & Components (0.0)%†
PAR Technology Corp.	United States	3,509	(119,832)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)

Electronic Equipment, Instruments & Components (continued)
Vishay Intertechnology Inc.	United States	1,141	$(24,224)

			(144,056)

Energy Equipment & Services (0.1)%
Helix Energy Solutions Group Inc.	United States	125,441	(1,038,651)
Transocean Ltd.	United States	36,539	(255,408)

			(1,294,059)

Entertainment (0.2)%
Cinemark Holdings Inc.	United States	59,911	(815,389)
Live Nation Entertainment Inc.	United States	2,403	(173,160)
The Marcus Corp.	United States	39,383	(633,672)
Sea Ltd., ADR	Singapore	4,365	(272,769)
Spotify Technology SA	United States	174	(20,236)

			(1,915,226)

Equity Real Estate Investment Trusts (REITs) (0.4)%
Braemar Hotels & Resorts Inc.	United States	68,633	(319,830)
Pebblebrook Hotel Trust	United States	20,961	(299,114)
Public Storage	United States	10,082	(3,014,014)
Summit Hotel Properties Inc.	United States	12,766	(94,468)

			(3,727,426)

Food & Staples Retailing (0.0)%†
The Chefs' Warehouse Inc.	United States	10,270	(334,288)

Food Products (0.0)%†
Post Holdings Inc.	United States	744	(66,930)

Health Care Equipment & Supplies (0.2)%
Alphatec Holdings Inc.	United States	5,667	(83,928)
CONMED Corp.	United States	1,677	(161,311)
Cutera Inc.	United States	25,769	(835,689)
Envista Holdings Corp.	United States	5,095	(196,973)
Integer Holdings Corp.	United States	53	(3,974)
Mesa Laboratories Inc.	United States	397	(70,078)
NuVasive Inc.	United States	614	(26,543)
Varex Imaging Corp.	United States	29,811	(527,356)

			(1,905,852)

Health Care Providers & Services (0.1)%
Oak Street Health Inc.	United States	5,718	(202,417)
PetIQ Inc., A	United States	8,431	(78,577)
Signify Health Inc., A	United States	29,722	(855,697)

			(1,136,691)

Health Care Technology (0.1)%
Evolent Health Inc., A	United States	6,457	(226,060)
Health Catalyst Inc.	United States	7,842	(109,474)
Nextgen Healthcare Inc.	United States	14,981	(271,306)

			(606,840)

Hotels, Restaurants & Leisure (0.3)%
Airbnb Inc., A	United States	641	(79,022)
Carnival Corp.	United States	48,428	(514,305)
The Cheesecake Factory Inc.	United States	1,196	(44,778)
Marriott Vacations Worldwide Corp.	United States	2,514	(384,617)
Norwegian Cruise Line Holdings Ltd.	United States	49,375	(731,738)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)

Hotels, Restaurants & Leisure (continued)
Royal Caribbean Cruises Ltd.	United States	18,817	$(1,329,233)

			(3,083,693)

Independent Power & Renewable Electricity Producers (0.0)%†
Sunnova Energy International Inc.	United States	10,942	(194,549)

Interactive Media & Services (0.0)%
†fuboTV Inc.	United States	265	(506)
Match Group Inc.	United States	3,138	(129,976)
Snap Inc., A	United States	18,007	(182,771)

			(313,253)

Internet & Direct Marketing Retail (0.2)%
[f]Delivery Hero SE, 144A	South Korea	631	(25,357)
Etsy Inc.	United States	2,507	(304,375)
Groupon Inc., A	United States	2,925	(21,967)
[f]Just Eat Takeaway.com NV, 144A	United Kingdom	1,089	(23,686)
MercadoLibre Inc.	Brazil	401	(489,220)
Wayfair Inc., A	United States	11,674	(472,680)
Xometry Inc., A	United States	6,079	(184,863)

			(1,522,148)

IT Services (0.1)%
Cloudflare Inc., A	United States	856	(51,369)
Digitalocean Holdings Inc.	United States	584	(18,676)
i3 Verticals Inc., A	United States	6,910	(170,055)
MongoDB Inc., A	United States	1,178	(246,815)
Okta Inc., A	United States	925	(65,943)
Repay Holdings Corp., A	United States	4,591	(38,932)
Sabre Corp.	United States	21,662	(109,610)
Shift4 Payments Inc., A	United States	7,100	(457,950)
Shopify Inc., A	Canada	482	(19,829)

			(1,179,179)

Leisure Products (0.1)%
Topgolf Callaway Brands Corp.	United States	28,228	(654,325)

Life Sciences Tools & Services (0.0)%†
Inotiv Inc.	United States	6,791	(50,932)

Machinery (0.1)%
3d Systems Corp.	United States	1,852	(18,131)
Desktop Metal Inc., A	United States	246,732	(375,033)
The Greenbrier Cos. Inc.	United States	4,112	(132,036)

			(525,200)

Marine (0.4)%
A.P. Moller-Maersk AS, B	Denmark	296	(689,487)
Eagle Bulk Shipping Inc.	United States	39,471	(2,576,272)

			(3,265,759)

Media (0.0)%†
Charter Communications Inc., A	United States	413	(151,823)
Dish Network Corp., A	United States	5,023	(57,312)
Magnite Inc.	United States	938	(10,440)
Techtarget Inc.	United States	787	(29,694)

			(249,269)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)

Metals & Mining (1.0)%
Agnico Eagle Mines Ltd.	Canada	37,157	$(1,710,337)
ATI Inc.	United States	27,257	(1,107,997)
Century Aluminum Co.	United States	22,300	(269,161)
Ivanhoe Mines Ltd., A	Canada	51,266	(428,313)
Lithium Americas Corp.	Canada	17,664	(416,693)
MP Materials Corp.	United States	7,196	(251,860)
Newmont Corp.	United States	23,006	(1,003,292)
Pan American Silver Corp.	Canada	157,924	(2,346,751)
Piedmont Lithium Inc.	United States	3,350	(217,415)
United States Steel Corp.	United States	48,564	(1,487,515)

			(9,239,334)

Mortgage Real Estate Investment Trusts (REITs) (0.1)%
Arbor Realty Trust Inc.	United States	17,192	(259,255)
Hannon Armstrong Sustainable Infrastructure Capital Inc.	United States	2,812	(88,325)
PennyMac Mortgage Investment Trust	United States	17,396	(226,670)
Redwood Trust Inc.	United States	24,787	(188,629)
Two Harbors Investment Corp.	United States	3,338	(55,311)

			(818,190)

Multi-Utilities (0.1)%
WEC Energy Group Inc.	United States	9,619	(852,821)

Oil, Gas & Consumable Fuels (0.1)%
California Resources Corp.	United States	29,190	(1,231,818)

Personal Products (0.0)%†
The Beauty Health Co.	United States	9,703	(122,355)
Herbalife Nutrition Ltd.	United States	14,666	(283,787)

			(406,142)

Pharmaceuticals (0.2)%
Avadel Pharmaceuticals PLC, ADR	United States	33,047	(328,818)
Collegium Pharmaceutical Inc.	United States	12,507	(331,811)
Innoviva Inc.	United States	11,225	(135,486)
Pacira Biosciences Inc.	United States	2,583	(109,958)
Revance Therapeutics Inc.	United States	17,318	(600,934)

			(1,507,007)

Professional Services (0.0)%†
Fiverr International Ltd.	Israel	299	(11,843)
Upwork Inc.	United States	1,697	(19,244)

			(31,087)

Real Estate Management & Development (0.1)%
Anywhere Real Estate Inc.	United States	7,765	(44,959)
Opendoor Technologies Inc.	United States	26,865	(38,686)
Redfin Corp.	United States	8,268	(61,266)
Storagevault Canada Inc.	Canada	12,427	(56,192)
Zillow Group Inc., C	United States	7,471	(313,782)

			(514,885)

Road & Rail (0.2)%
Canadian Pacific Railway Ltd.	Canada	10,427	(791,826)
Old Dominion Freight Line Inc.	United States	2,417	(819,992)
Uber Technologies Inc.	United States	635	(21,120)

			(1,632,938)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)

Semiconductors & Semiconductor Equipment (0.6)%
Ams-Osram AG	Austria	10,186	$(78,971)
Enphase Energy Inc.	United States	9,284	(1,954,560)
First Solar Inc.	United States	5,323	(900,332)
Microchip Technology Inc.	United States	8,020	(649,861)
ON Semiconductor Corp.	United States	352	(27,248)
Semtech Corp.	United States	11,195	(344,918)
SMART Global Holdings Inc.	United States	5,026	(83,934)
SolarEdge Technologies Inc.	United States	882	(280,406)
Veeco Instruments Inc.	United States	79,084	(1,682,117)
Wolfspeed Inc.	United States	474	(35,067)

			(6,037,414)

Software (0.5)%
8x8 Inc.	United States	55,896	(297,367)
Altair Engineering Inc., A	United States	3,078	(197,177)
Alteryx Inc., A	United States	317	(20,703)
Bentley Systems Inc., B	United States	1,755	(71,007)
Bill Holdings Inc.	United States	2,362	(199,896)
Blackline Inc.	United States	3,967	(271,184)
Cerence Inc.	United States	6,265	(171,536)
Confluent Inc., A	United States	2,046	(49,902)
[e]Coupa Software Inc.	United States	500	(40,485)
Datadog Inc., A	United States	2,299	(175,919)
Dye & Durham Ltd.	Canada	3,783	(52,898)
Envestnet Inc.	United States	1,361	(85,076)
Everbridge Inc.	United States	172	(5,621)
Five9 Inc.	United States	572	(37,752)
Guidewire Software Inc.	United States	841	(59,047)
HubSpot Inc.	United States	260	(100,584)
Marathon Digital Holdings Inc.	United States	1,062	(7,540)
Mitek Systems Inc.	United States	16,743	(155,710)
Model N Inc.	United States	2,505	(83,166)
Nutanix Inc., A	United States	1,842	(52,037)
Pagerduty Inc.	United States	3,278	(97,881)
Palo Alto Networks Inc.	United States	5,863	(1,104,413)
Porch Group Inc.	United States	11,274	(28,185)
Q2 Holdings Inc.	United States	1,667	(53,811)
Rapid7 Inc.	United States	1,668	(78,896)
Splunk Inc.	United States	908	(93,070)
Unity Software Inc.	United States	313	(9,528)
Workiva Inc., A	United States	847	(75,552)
Zscaler Inc.	United States	3,835	(502,960)

			(4,178,903)

Specialty Retail (0.3)%
Burlington Stores Inc.	United States	2,499	(535,411)
Guess? Inc.	United States	24,630	(518,215)
The Home Depot Inc.	United States	2,709	(803,327)
National Vision Holdings Inc.	United States	22,381	(836,154)

			(2,693,107)

Trading Companies & Distributors (0.1)%
United Rentals Inc.	United States	2,421	(1,134,311)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Water Utilities (0.1)%
American Water Works Co. Inc.	United States	6,376	$(895,063)

Total Common Stocks (Proceeds $89,928,764)			(80,942,592)

Exchange Traded Funds (5.8)%
Industrial Select Sector SPDR Fund	United States	21,846	(2,205,791)
Invesco QQQ Series 1 ETF	United States	3,069	(900,936)
iShares iBoxx High Yield Corporate Bond ETF	United States	64,543	(4,810,390)
iShares Russell 1000 ETF	United States	198,096	(43,412,738)
SPDR Bloomberg High Yield Bond ETF	United States	27,581	(2,520,627)
Utilities Select Sector SPDR Fund	United States	16,508	(1,073,020)

Total Exchange Traded Funds (Proceeds $60,667,106)			(54,923,502)

Preferred Stocks (Proceeds $379,016) (0.0)%†
Automobiles (0.0)%†
Dr ING HC F Porsche AG, pfd., zero cpn.	Germany	3,306	(398,420)

		Principal Amount*

Corporate Bonds and Notes (1.4)%
Automobiles (0.1)%
Ford Motor Credit Co. LLC, senior note, 4.95%, 5/28/27	United States	550,000	(513,026)
[f,n]Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, senior secured note, 144A, FRN, 10.164%, (6-Month USD LIBOR + 5.63%), 10/15/26	United States	149,000	(146,020)

			(659,046)

Banks (0.1)%
[f,h]Industrial & Commercial Bank of China Ltd., junior sub. note, Reg S, 3.20% to 9/24/26, FRN thereafter, Perpetual	China	761,000	(706,875)
SVB Financial Group, senior note,
1.80%, 10/28/26	United States	308,000	(268,676)
2.10%, 5/15/28	United States	295,000	(248,057)

			(1,223,608)

Building Products (0.1)%
3M Co.,
senior bond, 2.875%, 10/15/27	United States	494,000	(449,835)
senior bond, 2.375%, 8/26/29	United States	278,000	(233,570)
senior note, 2.65%, 4/15/25	United States	277,000	(262,512)

			(945,917)

Chemicals (0.0)%†
Celanese US Holdings LLC, senior note, 6.33%, 7/15/29	United States	157,000	(154,081)

Construction & Engineering (0.1)%
Fluor Corp., senior bond, 4.25%, 9/15/28	United States	951,000	(859,003)

Consumer Finance (0.2)%
Ally Financial Inc., junior sub. bond, 5.75%, 11/20/25	United States	536,000	(525,115)
Onemain Finance Corp., senior note,
6.875%, 3/15/25	United States	220,000	(214,987)
7.125%, 3/15/26	United States	1,171,000	(1,139,489)

			(1,879,591)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Securities Sold Short (continued)

Corporate Bonds and Notes (continued)
Diversified Financial Services (0.1)%
[f]Kronos Acquisition Holdings Inc. / KIK Custom Products Inc., senior note, 144A, 7.00%, 12/31/27	Canada	664,000		$(570,140)
[f]MPH Acquisition Holdings LLC, senior note, 144A, 5.75%, 11/01/28	United States	568,000		(369,910)

				(940,050)

Electric Utilities (0.1)%
[f]Vistra Operations Co. LLC, senior note, 144A,
5.00%, 7/31/27	United States	308,000		(286,440)
4.375%, 5/01/29	United States	257,000		(222,315)

				(508,755)

Health Care Providers & Services (0.1)%
[f]Radiology Partners Inc., senior note, 144A, 9.25%, 2/01/28	United States	104,000		(62,306)
[f]Select Medical Corp., senior note, 144A, 6.25%, 8/15/26	United States	90,000		(86,053)
Tenet Healthcare Corp., senior secured note, 6.25%, 2/01/27	United States	881,000		(858,823)

				(1,007,182)

Hotels, Restaurants & Leisure (0.0)%†
[f]Mohegan Tribal Gaming Authority, senior secured note, 144A, 8.00%, 2/01/26	United States	275,000		(257,884)

Media (0.3)%
DISH DBS Corp., senior note, 5.875%, 11/15/24	United States	298,000		(279,476)
7.75%, 7/01/26	United States	381,000		(296,134)
Grupo Televisa Sab, senior bond, 6.125%, 1/31/46	Mexico	471,000		(471,791)
iHeartCommunications Inc., senior note, 8.375%, 5/01/27	United States	1,039,411		(915,721)
[f]Scripps Escrow II Inc., senior bond, 144A, 5.375%, 1/15/31	United States	744,000		(527,544)
[f]Scripps Escrow Inc., senior note, 144A, 5.875%, 7/15/27	United States	29,000		(23,252)
[f]Sinclair Television Group Inc., senior bond, 144A, 5.50%, 3/01/30	United States	120,000		(88,648)

				(2,602,566)

Oil, Gas & Consumable Fuels (0.1)%
[f]Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.,senior bond, 144A, 6.00%, 12/31/30	United States	482,000		(416,289)

Pharmaceuticals (0.0)%†
[f]Owens & Minor Inc., senior note, 144A, 6.625%, 4/01/30	United States	131,000		(107,930)

Semiconductors & Semiconductor Equipment (0.1)%
Intel Corp., senior bond, 4.75%, 3/25/50	United States	743,000		(644,362)
4.90%, 8/05/52	United States	474,000		(420,682)

				(1,065,044)

Specialty Retail (0.0)%†
QVC Inc., senior secured bond, 4.45%, 2/15/25	United States	118,000		(95,436)

Total Corporate Bonds and Notes (Proceeds $13,349,204)				(12,722,382)

Foreign Government and Agency Securities (0.2)%
[f]Government of Italy, senior bond, Reg S, 0.95%, 6/01/32	Italy	467,000	EUR	(370,008)
2.50%, 12/01/32	Italy	833,000	EUR	(754,248)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Securities Sold Short (continued)

Foreign Government and Agency Securities (continued)
Government of Turkey, senior bond,
5.75%, 3/22/24	Turkey	573,000	$(560,595)
7.375%, 2/05/25	Turkey	590,000	(582,270)

Total Foreign Government and Agency Securities (Proceeds $2,362,850)			(2,267,121)

U.S. Government and Agency Securities (0.2)%
U.S. Treasury Bond,
3.00%, 8/15/52	United States	686,700	(577,472)
4.00%, 11/15/52	United States	147,000	(149,664)
U.S. Treasury Note,
4.00%, 2/29/28	United States	640,000	(635,300)
3.50%, 2/15/33	United States	236,000	(228,238)

Total U.S. Government and Agency Securities (Proceeds $1,630,081)			(1,590,674)

Total Securities Sold Short (Proceeds $168,317,021)			$(152,844,691)

† Rounds to less than 0.1% of net assets.

* The principal amount is stated in U.S. dollars unless otherwise indicated.

# Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.

a Non-income producing.

b A portion or all of the security is held in connection with written option contracts open at period end.

c A portion or all of the security is on loan at February 28, 2023.

d A portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and/or open written option contracts. At February 28, 2023, the aggregate value of these securities and/or cash pledged amounted to $211,192,116, representing 22.4% of net assets.

e Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.

f Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2023, the net value of these securities was $167,258,655, representing 17.7% of net assets.

g A portion or all of the security purchased on a delayed delivery basis.

h Perpetual security with no stated maturity date.

i Income may be received in additional securities and/or cash.

j Defaulted security or security for which income has been deemed uncollectible.

k The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

l See Note 4 regarding unfunded loan commitments.

m Principal amount is stated in 100 Mexican Peso Units.

n The coupon rate shown represents the rate at period end.

o Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

p The rate shown is the annualized seven-day effective yield at period end.

q A portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.

r See Note 5 regarding investment in affiliated management investment companies.

s The security was issued on a discount basis with no stated coupon rate.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

At February 28, 2023, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts[a]
Aluminum	Long	20	$1,168,565	3/13/23	$(129,996)
Aluminum	Short	20	1,168,565	3/13/23	27,843
Aluminum	Short	16	953,600	6/19/23	34,629
Brent Crude Oil	Long	10	834,500	3/31/23	(8,735)
Cocoa	Long	17	435,348	5/15/23	24,305
Coffee	Short	10	698,625	5/18/23	(43,436)
Copper	Long	21	4,703,475	3/13/23	112,498
Copper	Short	21	4,703,475	3/13/23	(163,546)
Copper	Long	14	3,137,050	6/19/23	15,505
Copper	Short	2	448,150	6/19/23	(1,669)
Corn	Long	82	2,584,025	5/12/23	(197,656)
Cotton	Short	16	672,240	5/08/23	10,409
Gasoline	Long	17	1,886,388	3/31/23	(14,528)
Gold 100 Oz	Short	4	734,680	4/26/23	(7,929)
Hard Red Winter Wheat	Short	30	1,209,750	7/14/23	105,465
Low Sulphur Gas Oil	Long	8	660,000	4/12/23	6,813
Natural Gas	Short	27	741,690	3/29/23	(58,080)
NY Harbor	Long	4	471,341	3/31/23	(2,004)
Silver	Long	7	737,485	5/26/23	(23,241)
Soybean Meal	Long	25	1,167,750	5/12/23	(33,381)
Soybean Oil	Short	19	684,456	5/12/23	12,119
Soybeans	Long	51	3,771,450	5/12/23	(126,856)
Sugar	Long	51	1,146,398	4/28/23	16,163
Wheat	Short	44	1,552,100	5/12/23	181,511
WTI Crude Oil	Short	5	385,250	3/21/23	5,746
Zinc	Long	19	1,431,412	3/13/23	(112,946)
Zinc	Short	19	1,431,412	3/13/23	(6,675)
Zinc	Long	10	749,625	6/19/23	(24,797)
Zinc	Short	9	674,663	6/19/23	4,907

					(397,562)

Currency Contracts[a]
U.S. Dollar Index	Long	16	1,677,200	3/13/23	24,325

Equity Contracts
CAC 40 10 Euro Index[a]	Long	46	3,540,567	3/17/23	(783)
CBOE Volatility Index	Long	8	166,206	3/22/23	(13,772)
CBOE Volatility Index	Long	8	174,014	4/19/23	(9,950)
CBOE Volatility Index	Long	1	22,151	5/17/23	(13)
CBOE Volatility Index	Long	13	292,731	6/21/23	(7,268)
CBOE Volatility Index	Long	23	529,377	7/19/23	(2,933)
CBOE Volatility Index	Long	10	230,020	8/16/23	(2,571)
DAX Index[a]	Long	19	7,740,091	3/17/23	328,921
DJ EURO STOXX 50 Index[a]	Long	157	7,052,523	3/17/23	359,799
DJ EURO STOXX 50 Index	Short	4	179,682	3/17/23	(14,021)
DJIA Mini E-CBOT Index[a]	Short	11	1,797,510	3/17/23	32,677
E-Mini Russell 2000[a]	Short	4	379,820	3/17/23	1,577
FTSE 100 Index[a]	Long	118	11,158,327	3/17/23	341,036
FTSE China A50 Index	Long	24	320,160	3/30/23	(9,371)
Hang Seng China Enterprises Index	Long	53	2,227,183	3/30/23	(346,877)
Hang Seng Index[a]	Short	5	628,774	3/30/23	16,104
Hang Seng Tech Index	Long	15	375,602	3/30/23	(24,360)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts (continued)
NASDAQ 100 E-Mini Index[a]	Short	6	$1,448,670	3/17/23	$(15,729)
NASDAQ 100 E-Mini Index	Short	2	488,240	6/16/23	12,723
S&P 500 E-Mini Index	Long	2	397,550	3/17/23	13,199
S&P 500 E-Mini Index[a]	Short	101	20,076,275	3/17/23	111,508
SGX Nifty 50	Short	48	1,670,304	3/29/23	46,185
TOPIX Index	Short	1	146,524	3/09/23	(1,489)
VSTOXX	Long	15	32,604	4/19/23	(21)
VSTOXX	Long	14	30,726	5/17/23	(133)

					814,438

Interest Rate Contracts
3 Month EURIBOR	Long	37	9,428,088	6/19/23	(6,123)
3 Month EURIBOR	Short	46	11,694,647	9/18/23	19,178
3 Month EURIBOR[a]	Short	259	65,818,554	12/18/23	338,171
3 Month EURIBOR	Short	96	24,408,759	3/18/24	219,079
3 Month EURIBOR	Long	144	36,664,542	6/17/24	(284,785)
3 Month EURIBOR[a]	Short	122	31,063,015	6/17/24	95,316
3 Month EURIBOR	Long	74	18,873,787	9/16/24	(165,513)
3 Month EURIBOR	Short	3	766,423	12/16/24	2,974
3 Month SOFR	Short	12	2,838,750	9/19/23	128
3 Month SOFR	Short	60	14,189,250	12/19/23	8,888
3 Month SOFR[a]	Short	374	88,591,250	3/19/24	411,254
3 Month SOFR	Short	129	30,660,075	6/18/24	7,178
3 Month SOFR	Long	80	19,097,000	9/17/24	(87,077)
3 Month SOFR[a]	Short	153	36,523,013	9/17/24	100,153
3 Month SOFR	Short	40	9,588,500	12/17/24	37,813
3 Month SOFR	Long	33	7,949,700	6/17/25	(16,064)
3 Month SOFR	Short	27	6,527,925	6/15/27	2,906
10 Yr. Mini JGB[a]	Short	6	646,425	3/10/23	(763)
30 Day Federal Funds	Long	6	2,378,315	4/28/23	116
30 Day Federal Funds	Short	36	14,234,639	5/31/23	15,305
30 Day Federal Funds	Short	93	36,687,560	7/31/23	56,003
30 Day Federal Funds	Short	30	11,825,321	8/31/23	13,183
30 Day Federal Funds	Short	42	16,555,449	10/31/23	28,258
30 Day Federal Funds	Short	10	3,947,191	1/31/24	9,108
90 Day Sterling[a]	Short	31	8,907,724	9/17/24	38,344
ASX 90 Day Bank Accepted Bill	Short	25	16,641,139	9/07/23	1,193
ASX 90 Day Bank Accepted Bill	Long	25	16,643,981	3/07/24	(681)
Australian 10 Yr. Bond[a]	Short	74	5,858,846	3/15/23	89,068
Canadian 10 Yr. Bond[a]	Short	68	6,053,969	6/21/23	(14,084)
Euro-BOBL[a]	Short	92	11,207,984	3/08/23	255,556
Euro-Bund[a]	Short	49	6,888,368	3/08/23	218,351
Euro-Bund	Short	13	1,814,326	6/08/23	(7,914)
Euro-Buxl	Long	3	426,084	3/08/23	2,196
Euro-SCHATZ[a]	Short	309	34,310,546	3/08/23	247,259
Japanese 10 Yr. Bond	Short	16	17,233,300	3/13/23	(169,867)
Japanese 10 Yr. Bond	Long	1	1,067,313	6/13/23	1,024
Korean 3 Yr. Bond	Long	219	17,061,561	3/21/23	(144,286)
Korean 10 Yr. Bond	Long	51	4,231,853	3/21/23	(95,946)
Long Gilt[a]	Short	24	2,885,687	6/28/23	25,740
Long-Term Euro-BTP	Short	43	5,125,266	3/08/23	4,571
U.S. Treasury 2 Yr. Note	Long	10	2,037,266	6/30/23	(4,465)
U.S. Treasury 2 Yr. Note[a]	Short	197	40,134,133	6/30/23	36,203
U.S. Treasury 5 Yr. Note	Long	17	1,819,930	6/30/23	(4,276)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Contracts (continued)
U.S. Treasury 5 Yr. Note[a]	Short	165	$17,664,023	6/30/23	$2,827
U.S. Treasury 10 Yr. Note[a]	Short	97	10,830,656	6/21/23	(10,338)
U.S. Treasury 10 Yr. Ultra	Short	113	13,242,187	6/21/23	(25,245)
U.S. Treasury Long Bond[a]	Short	39	4,883,531	6/21/23	15,162
U.S. Treasury Ultra Bond	Short	11	1,485,688	6/21/23	11,177

					1,276,255

Total Futures Contracts					$1,717,456

*As of period end.

aA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.

At February 28, 2023, the Fund had the following forward exchange contracts outstanding.

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Singapore Dollar	JPHQ	Buy	68,790	52,473		3/01/23	$–	$(1,459)
Indian Rupee	JPHQ	Buy	27,939,500	340,000		3/02/23	–	(2,026)
Indian Rupee	JPHQ	Sell	27,935,666	340,000		3/02/23	2,071	–
South Korean Won	JPHQ	Buy	324,966,400	260,000		3/03/23	–	(14,388)
South Korean Won	JPHQ	Sell	325,593,000	260,000		3/03/23	13,915	–
Taiwan Dollar	JPHQ	Buy	9,069,600	300,000		3/07/23	–	(2,094)
Taiwan Dollar	JPHQ	Sell	8,940,780	300,000		3/07/23	6,325	–
Philippine Peso	JPHQ	Buy	22,579,600	410,000		3/08/23	–	(2,288)
Philippine Peso	JPHQ	Sell	33,585,126	610,000		3/08/23	3,566	–
Brazilian Real	MSCO	Buy	7,058,370	1,296,946		3/09/23	48,754	–
Brazilian Real	MSCO	Sell	7,058,370	1,331,266		3/09/23	–	(14,434)
Euro	JPHQ	Buy	200,000	212,288		3/09/23	–	(626)
Indonesian Rupiah	JPHQ	Buy	3,045,446,000	200,000		3/09/23	–	(362)
Indonesian Rupiah	JPHQ	Sell	3,031,740,000	200,000		3/09/23	1,260	–
South Korean Won	JPHQ	Buy	658,523,740	520,000		3/10/23	–	(22,143)
South Korean Won	JPHQ	Sell	671,690,100	520,000		3/10/23	12,190	–
South Korean Won	JPHQ	Buy	462,168,000	374,543		3/13/23	–	(25,093)
South Korean Won	JPHQ	Sell	462,168,000	360,000		3/13/23	10,550	–
Singapore Dollar	JPHQ	Sell	660,269	720,000	AUD	3/15/23	5,059	(10,132)
Japanese Yen	JPHQ	Sell	38,621,309	440,000	AUD	3/15/23	11,955	–
New Zealand Dollar	JPHQ	Sell	212,284	200,000	AUD	3/15/23	4,252	(852)
Norwegian Krone	JPHQ	Sell	1,396,695	200,000	AUD	3/15/23	52	–
Australian Dollar	JPHQ	Buy	4,633,067	3,024,453		3/15/23	100,976	(6,006)
Australian Dollar	JPHQ	Sell	4,956,252	3,260,171		3/15/23	11,567	(88,415)
British Pound	BNYM	Buy	614,581	745,184		3/15/23	19	(5,739)
British Pound	BNYM	Sell	1,511,001	1,844,892		3/15/23	26,853	–
British Pound	JPHQ	Buy	1,115,787	1,321,433		3/15/23	28,435	(7,351)
British Pound	JPHQ	Sell	948,038	1,118,444		3/15/23	1,519	(23,754)
Euro	JPHQ	Sell	100,000	736,131	CNY	3/15/23	155	–
Chinese Yuan	JPHQ	Buy	37,049,210	5,350,440		3/15/23	4,251	(18,393)
Chinese Yuan	JPHQ	Sell	35,581,143	5,219,424		3/15/23	96,018	(1,442)
Chinese Yuan	MSCO	Buy	35,711,640	5,215,000		3/15/23	256	(63,468)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Chinese Yuan	MSCO	Sell	66,784,465	9,672,821		3/15/23	$44,256	$(5,813)
Euro	BNYM	Buy	2,290,281	2,460,395		3/15/23	517	(36,161)
Euro	BNYM	Sell	7,638,489	8,160,922		3/15/23	74,558	(607)
Chinese Yuan	JPHQ	Sell	744,753	100,000	EUR	3/15/23	1,756	(3,154)
Euro	JPHQ	Buy	844,060	907,955		3/15/23	–	(14,338)
Euro	JPHQ	Sell	1,844,074	1,986,438		3/15/23	34,607	(516)
Euro	MSCO	Buy	2,200,000	2,387,590		3/15/23	–	(58,420)
Euro	MSCO	Sell	2,252,764	2,403,775		3/15/23	18,743	–
Hong Kong Dollar	JPHQ	Buy	5,813,892	743,108		3/15/23	–	(1,852)
Hong Kong Dollar	JPHQ	Sell	118,619,581	15,201,685		3/15/23	79,232	(1,224)
Indian Rupee	JPHQ	Buy	26,325,782	319,220		3/15/23	912	(1,976)
Indian Rupee	JPHQ	Sell	195,990,640	2,368,420		3/15/23	2,358	(2,549)
Indonesian Rupiah	JPHQ	Buy	15,090,339,463	974,000		3/15/23	15,716	(710)
Indonesian Rupiah	JPHQ	Sell	16,022,495,960	1,052,429		3/15/23	6,395	(4,065)
Japanese Yen	BNYM	Sell	86,002,276	669,890		3/15/23	36,821	–
South Korean Won	JPHQ	Sell	576,614,800	60,000,000	JPY	3/15/23	15,742	(10,098)
Australian Dollar	JPHQ	Sell	960,000	88,289,999	JPY	3/15/23	10,593	(7,048)
Japanese Yen	JPHQ	Buy	447,273,794	3,397,260		3/15/23	–	(104,848)
Japanese Yen	JPHQ	Sell	537,529,454	4,078,199		3/15/23	121,890	(483)
Australian Dollar	JPHQ	Sell	200,000	210,795	NZD	3/15/23	–	(4,321)
New Zealand Dollar	JPHQ	Buy	3,193,230	2,014,397		3/15/23	–	(39,970)
New Zealand Dollar	JPHQ	Sell	3,020,000	1,907,581		3/15/23	40,640	(375)
Australian Dollar	JPHQ	Sell	200,000	1,406,827	NOK	3/15/23	2,031	(1,107)
Norwegian Krone	JPHQ	Buy	5,238,358	520,000		3/15/23	–	(40,980)
Norwegian Krone	JPHQ	Sell	8,942,056	900,000		3/15/23	38,211	–
Philippine Peso	JPHQ	Buy	19,129,765	354,120		3/15/23	575	(9,447)
Philippine Peso	JPHQ	Sell	24,087,060	422,120		3/15/23	317	(12,914)
Australian Dollar	JPHQ	Sell	620,000	571,496	SGD	3/15/23	14,974	(8,432)
Singapore Dollar	JPHQ	Buy	27,262,564	20,467,579		3/15/23	9,630	(251,477)
Singapore Dollar	JPHQ	Sell	2,095,325	1,557,703		3/15/23	4,025	(816)
Japanese Yen	JPHQ	Sell	38,000,000	364,576,800	KRW	3/15/23	10,928	(14,966)
South Korean Won	JPHQ	Buy	12,944,980,663	10,009,691		3/15/23	430	(221,476)
South Korean Won	JPHQ	Sell	23,563,465,296	19,013,222		3/15/23	1,195,167	–
Swedish Krona	JPHQ	Buy	160,000	15,315		3/15/23	–	(18)
Swedish Krona	JPHQ	Sell	160,000	15,714		3/15/23	417	–
Swiss Franc	BNYM	Buy	431,164	470,755		3/15/23	–	(12,164)
Swiss Franc	BNYM	Sell	1,181,829	1,282,973		3/15/23	25,965	–
Swiss Franc	JPHQ	Buy	920,000	999,305		3/15/23	–	(20,782)
Taiwan Dollar	JPHQ	Buy	12,045,534	397,540		3/15/23	–	(1,513)
Taiwan Dollar	JPHQ	Sell	20,938,961	691,540		3/15/23	4,210	(1,093)
Thai Baht	JPHQ	Buy	13,532,962	396,084		3/15/23	–	(12,564)
Thai Baht	JPHQ	Sell	8,662,743	249,600		3/15/23	5,817	(1,718)
Philippine Peso	JPHQ	Buy	31,070,000	520,000		3/16/23	40,703	–
Philippine Peso	JPHQ	Sell	1,248,000	22,870		3/16/23	348	–
Australian Dollar[b]	MSCO	Buy	17,189,000	11,981,427		3/17/23	975	(408,218)
Australian Dollar[b]	MSCO	Sell	18,039,000	12,399,157		3/17/23	255,951	(3,323)
British Pound[b]	MSCO	Buy	5,577,000	6,808,294		3/17/23	2,396	(100,176)
British Pound[b]	MSCO	Sell	9,232,000	11,345,045		3/17/23	237,651	(991)
Canadian Dollar[b]	MSCO	Buy	1,980,000	1,468,006		3/17/23	–	(16,691)
Canadian Dollar[b]	MSCO	Sell	18,336,000	13,559,263		3/17/23	119,214	–
Singapore Dollar	JPHQ	Sell	620,900	440,000	EUR	3/17/23	24,674	(19,443)
Euro[b]	MSCO	Buy	9,710,000	10,450,240		3/17/23	252	(169,072)
Euro[b]	MSCO	Sell	9,858,000	10,582,210		3/17/23	144,724	(642)
Indian Rupee	JPHQ	Buy	61,309,000	740,000		3/17/23	847	–

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Indian Rupee	JPHQ	Sell	54,953,600	660,000		3/17/23	$2,117	$(6,167)
Japanese Yen[b]	MSCO	Buy	1,121,760,000	8,671,432		3/17/23	–	(411,612)
Japanese Yen[b]	MSCO	Sell	1,121,760,000	8,583,106		3/17/23	323,287	–
Mexican Peso[b]	MSCO	Buy	78,231,000	3,951,565		3/17/23	309,612	–
Mexican Peso[b]	MSCO	Sell	937,000	49,043		3/17/23	–	(1,995)
New Zealand Dollar[b]	MSCO	Buy	8,332,000	5,295,346		3/17/23	–	(143,511)
New Zealand Dollar[b]	MSCO	Sell	10,890,000	6,926,202		3/17/23	194,864	(2,156)
Euro	JPHQ	Sell	440,000	617,758	SGD	3/17/23	22,892	(30,454)
Singapore Dollar	JPHQ	Buy	3,143	2,393		3/17/23	–	(61)
Swiss Franc[b]	MSCO	Buy	4,274,000	4,665,658		3/17/23	–	(118,711)
Swiss Franc[b]	MSCO	Sell	10,912,000	11,887,220		3/17/23	278,361	(4)
Taiwan Dollar	JPHQ	Sell	6,060,380	200,000		3/17/23	703	–
Australian Dollar	BZWS	Buy	4,206,000	2,859,868		3/20/23	512	(27,946)
Australian Dollar	BZWS	Sell	12,299,000	8,398,470		3/20/23	128,453	(12,461)
British Pound	BZWS	Buy	6,765,000	8,263,281		3/20/23	–	(122,832)
British Pound	BZWS	Sell	6,768,000	8,265,199		3/20/23	121,216	(76)
Canadian Dollar	BZWS	Buy	3,546,000	2,613,152		3/20/23	–	(13,907)
Canadian Dollar	BZWS	Sell	11,357,000	8,360,113		3/20/23	53,013	(17,666)
Euro	BZWS	Buy	2,322,000	2,495,004		3/20/23	615	(36,506)
Euro	BZWS	Sell	5,874,000	6,316,621		3/20/23	95,775	(18)
New Zealand Dollar	BZWS	Sell	1,005,000	636,344		3/20/23	15,112	(180)
Swiss Franc	BZWS	Buy	303,000	327,970		3/20/23	–	(5,508)
Swiss Franc	BZWS	Sell	303,000	328,795		3/20/23	6,331	–
Indonesian Rupiah	JPHQ	Buy	1,526,100,000	100,000		3/21/23	–	(2)
Indonesian Rupiah	JPHQ	Sell	6,081,170,000	400,000		3/21/23	1,531	–
Mexican Peso	BZWS	Sell	4,603,000	241,882		3/21/23	–	(8,639)
Australian Dollar	BNYM	Sell	180,000	120,998		3/29/23	–	(262)
Canadian Dollar	BNYM	Buy	655,000	485,746		3/29/23	–	(5,585)
Canadian Dollar	BNYM	Sell	1,764,000	1,293,217		3/29/23	81	–
Euro	BNYM	Buy	1,610,000	1,723,658		3/29/23	–	(17,607)
Euro	BNYM	Sell	3,686,000	3,940,341		3/29/23	34,438	–
Hong Kong Dollar	BNYM	Sell	9,897,000	1,271,468		3/29/23	8,712	–
Singapore Dollar	JPHQ	Buy	183,706	138,000		3/29/23	–	(1,660)
Singapore Dollar	JPHQ	Sell	183,537	138,000		3/29/23	1,786	–
Canadian Dollar	BNYM	Sell	5,080,000	3,733,218		3/31/23	9,142	–
Euro	BNYM	Sell	665,000	710,486		3/31/23	5,729	–
Euro	JPHQ	Buy	1,620,000	1,695,002		3/31/23	23,367	(1,516)
Euro	JPHQ	Sell	2,700,000	3,016,296		3/31/23	154,876	–
Indonesian Rupiah	JPHQ	Buy	3,502,900,000	230,000		3/31/23	–	(553)
Japanese Yen	BNYM	Sell	42,000,000	322,081		3/31/23	12,180	–
Taiwan Dollar	JPHQ	Buy	13,994,272	460,000		3/31/23	948	–
Indian Rupee	JPHQ	Sell	16,583,340	200,000		4/03/23	–	(153)
Taiwan Dollar	JPHQ	Sell	7,330,152	240,000		4/06/23	–	(1,572)
Colombian Peso	MSCS	Sell	424,857,000	84,734		4/11/23	–	(1,942)
Hong Kong Dollar	JPHQ	Buy	18,981,837	2,425,298		4/11/23	–	(2,210)
Hong Kong Dollar	JPHQ	Sell	18,981,837	2,424,702		4/11/23	1,614	–
Kazakhstan Tenge	HSBC	Buy	359,670,000	760,000		4/17/23	37,530	–
Kazakhstan Tenge	JPHQ	Sell	359,670,000	792,225		4/17/23	–	(5,305)
Taiwan Dollar	JPHQ	Sell	24,071,798	800,000		4/17/23	5,914	–
Philippine Peso	JPHQ	Buy	55,330,000	1,000,000		4/18/23	–	(2,906)
Philippine Peso	JPHQ	Sell	54,919,000	1,000,000		4/18/23	10,312	–
Singapore Dollar	JPHQ	Buy	24,002,171	17,564,758		4/18/23	273,088	(15,008)
Singapore Dollar	JPHQ	Sell	24,002,170	16,805,587		4/18/23	2,133	(1,019,387)
Chilean Peso	JPHQ	Buy	3,346,696,158	3,964,059		4/19/23	52,743	–
Chilean Peso	JPHQ	Sell	5,146,091,040	6,250,000		4/19/23	77,169	(3,657)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Colombian Peso	JPHQ	Buy	14,600,938,332	2,966,675		4/19/23	$37,013	$(29,595)
Colombian Peso	JPHQ	Sell	29,433,664,556	6,100,637		4/19/23	105,235	–
Czech Koruna	JPHQ	Sell	20,385,847	840,155	EUR	4/19/23	–	(23,669)
Polish Zloty	JPHQ	Sell	23,726,997	5,003,162	EUR	4/19/23	100,691	(107,575)
Hungarian Forint	JPHQ	Sell	2,144,913,424	5,410,000	EUR	4/19/23	–	(157,158)
Euro	JPHQ	Buy	5,819,523	6,359,919		4/19/23	–	(186,015)
Euro	JPHQ	Sell	1,880,589	2,045,885		4/19/23	50,778	–
Euro	JPHQ	Sell	5,130,325	2,116,156,640	HUF	4/19/23	374,808	–
Indian Rupee	JPHQ	Buy	314,338,810	3,790,000		4/19/23	–	(1,752)
Indonesian Rupiah	JPHQ	Buy	147,049,472,180	9,675,776		4/19/23	64,329	(113,806)
Indonesian Rupiah	JPHQ	Sell	147,996,710,000	9,730,000		4/19/23	41,692	–
Malaysian Ringgit	BNPP	Buy	13,150,585	2,990,000		4/19/23	–	(50,247)
Malaysian Ringgit	HSBC	Buy	6,517,350	1,500,000		4/19/23	–	(43,076)
Malaysian Ringgit	JPHQ	Sell	9,756,285	2,310,000		4/19/23	129,027	–
Mexican Peso	JPHQ	Buy	126,585,693	6,636,778		4/19/23	214,764	–
Mexican Peso	JPHQ	Sell	186,914,705	9,900,000		4/19/23	–	(216,893)
New Israeli Shekel	JPHQ	Buy	8,079,637	2,240,000		4/19/23	–	(24,530)
Euro	JPHQ	Sell	5,219,023	56,142,264	NOK	4/19/23	125,361	(241,739)
Peruvian Nuevo Sol	JPHQ	Buy	9,047,897	2,350,000		4/19/23	25,839	–
Peruvian Nuevo Sol	JPHQ	Sell	14,058,509	3,635,353		4/19/23	–	(56,195)
Philippine Peso	JPHQ	Sell	204,740,410	3,684,635		4/19/23	–	(4,880)
Euro	JPHQ	Sell	5,260,000	24,975,705	PLN	4/19/23	205,221	(191,111)
Polish Zloty	JPHQ	Sell	2,071,115	471,433		4/19/23	7,515	–
Romanian Leu	JPHQ	Buy	596,447	128,773		4/19/23	–	(957)
Romanian Leu	JPHQ	Sell	7,674,331	1,662,674		4/19/23	18,094	–
South African Rand	JPHQ	Buy	114,290,902	6,642,151		4/19/23	–	(445,852)
South African Rand	JPHQ	Sell	193,263,441	11,324,235		4/19/23	846,427	–
South Korean Won	JPHQ	Sell	139,642,500	112,547		4/19/23	6,788	–
Euro	JPHQ	Sell	2,160,000	24,124,392	SEK	4/19/23	53,877	(34,517)
Thai Baht	JPHQ	Buy	161,945,563	4,929,941		4/19/23	–	(324,683)
Thai Baht	JPHQ	Sell	163,070,064	4,980,001		4/19/23	342,765	–
Taiwan Dollar	JPHQ	Sell	10,883,292	360,000		4/21/23	853	–
Euro	BOFA	Sell	370,000	405,341		4/28/23	12,615	–
Euro	BZWS	Sell	115,000	125,880		4/28/23	3,817	–
Brazilian Real	JPHQ	Buy	22,569,395	4,429,119		5/03/23	–	(167,817)
Euro	BZWS	Sell	760,878	8,451,000	NOK	5/08/23	12,925	(4,305)
South Korean Won	MSCO	Buy	835,469,420	650,255		5/10/23	–	(16,834)
South Korean Won	MSCO	Sell	1,256,150,406	1,008,340		5/10/23	55,975	–
Philippine Peso	JPHQ	Buy	82,952,000	1,500,000		5/16/23	–	(6,114)
Philippine Peso	JPHQ	Sell	27,650,000	500,000		5/16/23	2,050	–
Singapore Dollar	JPHQ	Buy	3,989,290	3,000,000		5/17/23	–	(34,949)
Indian Rupee	JPHQ	Buy	161,092,500	2,001,516		5/22/23	–	(64,564)
Indian Rupee	JPHQ	Sell	161,092,500	2,000,000		5/22/23	63,048	–
Singapore Dollar	JPHQ	Buy	4,008,785	3,000,000		5/22/23	–	(19,917)
Australian Dollar	JPHQ	Buy	3,941,622	2,835,044		5/31/23	–	(174,108)
Australian Dollar	JPHQ	Sell	3,941,622	2,833,749		5/31/23	172,813	–
British Pound	MSCO	Sell	500,000	601,818		5/31/23	–	(717)
Danish Krone	MSCO	Sell	300,000	43,045		5/31/23	141	–
Euro	MSCO	Sell	2,050,000	2,195,427		5/31/23	15,372	–
Polish Zloty	MSCO	Sell	800,000	176,664		5/31/23	–	(2,054)
Singapore Dollar	JPHQ	Buy	2,680,150	2,000,000		5/31/23	–	(6,938)
Swedish Krona	MSCO	Buy	800,000	78,043		5/31/23	–	(1,249)
British Pound	MSCO	Sell	715,000	887,421		6/16/23	25,474	–
Australian Dollar	JPHQ	Buy	50,000	34,051		6/21/23	–	(272)
Hong Kong Dollar	JPHQ	Sell	15,602,860	2,000,000		6/21/23	4,058	–

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Indian Rupee	JPHQ	Buy	1,030,423,626	12,360,000		6/21/23	$11,618	$(3,459)
Indian Rupee	JPHQ	Sell	29,848,672	360,000		6/21/23	1,755	(28)
Indonesian Rupiah	JPHQ	Buy	51,177,830,000	3,300,000		6/21/23	45,342	–
Indonesian Rupiah	JPHQ	Sell	51,177,830,000	3,307,481		6/21/23	146	(38,006)
Japanese Yen	JPHQ	Buy	48,266,521	360,000		6/21/23	580	–
Philippine Peso	JPHQ	Sell	28,992,600	520,000		6/21/23	–	(1,631)
South Korean Won	JPHQ	Sell	13,398,000,000	10,400,000		6/21/23	217,815	–
Singapore Dollar	JPHQ	Sell	19,472,424	14,400,000		7/10/23	–	(104,216)
Japanese Yen	JPHQ	Buy	63,707,282	504,000		7/19/23	–	(25,883)
Japanese Yen	JPHQ	Sell	63,661,750	504,000		7/19/23	26,225	–
Singapore Dollar	JPHQ	Buy	15,284,385	11,600,000		7/20/23	–	(210,619)
Indian Rupee	JPHQ	Buy	16,552,400	200,000		8/01/23	–	(1,790)
South Korean Won	JPHQ	Sell	35,226,000	3,600,000	JPY	8/16/23	706	(426)
Philippine Peso	JPHQ	Buy	27,723,250	500,000		8/16/23	–	(1,988)
Philippine Peso	JPHQ	Sell	83,167,000	1,500,000		8/16/23	6,013	–
Japanese Yen	JPHQ	Sell	3,600,000	35,215,200	KRW	8/16/23	839	(1,127)
Singapore Dollar	JPHQ	Sell	3,975,690	3,000,000		8/17/23	34,058	–
Chinese Yuan	JPHQ	Buy	62,728,446	9,340,000		8/21/23	11,614	(209,365)
Chinese Yuan	JPHQ	Sell	63,980,954	9,367,929		8/21/23	110,551	(67,414)
Singapore Dollar	JPHQ	Sell	3,994,235	3,000,000		8/21/23	19,736	–
Singapore Dollar	JPHQ	Sell	2,671,000	2,000,000		8/31/23	6,245	–
Indian Rupee	JPHQ	Buy	8,370,750	100,000		9/20/23	–	(40)
Indian Rupee	JPHQ	Sell	846,498,490	10,100,000		9/20/23	–	(8,495)
Philippine Peso	JPHQ	Buy	114,810,000	2,000,000		9/20/23	60,643	–
Philippine Peso	JPHQ	Sell	83,580,000	1,500,000		9/20/23	–	(118)
Taiwan Dollar	JPHQ	Buy	9,600,000	320,000		9/22/23	2,216	–
Singapore Dollar	JPHQ	Buy	19,360,000	14,334,001		9/25/23	187,678	(55,867)
Singapore Dollar	JPHQ	Sell	19,360,001	13,763,575		9/25/23	2,210	(704,450)
Indian Rupee	JPHQ	Buy	42,700,000	500,000		10/16/23	9,202	–
Indian Rupee	JPHQ	Sell	42,700,000	503,085		10/16/23	–	(6,116)
Hong Kong Dollar	JPHQ	Buy	104,904,303	13,500,000		12/15/23	–	(40,169)
Hong Kong Dollar	JPHQ	Sell	4,661,772	600,000		12/20/23	1,827	–
Chinese Yuan	JPHQ	Buy	40,875,298	6,000,000		12/21/23	9,503	–
Chinese Yuan	JPHQ	Sell	41,233,800	6,000,000		12/21/23	–	(62,209)
Hong Kong Dollar	JPHQ	Buy	4,662,600	600,000		12/22/23	–	(1,704)
Singapore Dollar	JPHQ	Buy	4,735,476	3,600,000		1/10/24	–	(46,327)
Singapore Dollar	JPHQ	Sell	7,899,000	6,000,000		1/10/24	72,303	–
Singapore Dollar	JPHQ	Sell	15,197,979	11,600,000		1/22/24	189,371	–
Chinese Yuan	JPHQ	Sell	3,208,013	480,000		2/07/24	6,845	–
Chinese Yuan	JPHQ	Buy	19,856,510	3,000,000		3/15/24	–	(65,784)
Chinese Yuan	JPHQ	Sell	20,367,298	3,000,000		3/15/24	–	(9,696)
South Korean Won	JPHQ	Buy	21,128,562,000	17,400,000		3/15/24	–	(1,105,270)
South Korean Won	JPHQ	Sell	10,172,000,000	8,000,000		3/15/24	155,169	–
South Korean Won	JPHQ	Buy	13,136,320,000	10,400,000		6/21/24	–	(269,032)
Indian Rupee	JPHQ	Sell	16,941,400	200,000		8/01/24	–	(621)
Philippine Peso	JPHQ	Buy	84,355,050	1,500,000		9/20/24	8,225	–
Philippine Peso	JPHQ	Sell	116,630,000	2,000,000		9/20/24	–	(85,285)
Euro	JPHQ	Sell	2,900,000	3,396,074		3/31/25	232,000	–

Total Forward Exchange Contracts							$9,851,122	$(9,859,974)

Net unrealized appreciation (depreciation)								$(8,852)

*In U.S. dollars unless otherwise indicated.

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

bA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

At February 28, 2023, the Fund had the following credit default swap contracts outstanding.

Credit Default Swap Contracts

Description	Annual Payment Rate Received (Paid)	Payment Frequency		Maturity Date	Notional Amount[a]	Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Centrally Cleared Swap Contracts
Contracts to Buy Protection[c]
Single Name
Government of Indonesia	(1.00)%	Quarterly		12/20/27	300,000	$(997)	$8,400	$(9,397)
Traded Index
CDX.NA.HY.39	(5.00)%	Quarterly		12/20/27	1,750,000	(25,576)	(23,151)	(2,425)
CDX.NA.HY.CDSI	(1.00)%	Quarterly		12/20/27	600,000	(6,087)	2,257	(8,344)

Total Centrally Cleared Swap Contracts						$(32,660)	$(12,494)	$(20,166)

OTC Swap Contracts
Contracts to Buy Protectionc

Single Name			Counterparty

Air France-KLM	(5.00)%	Quarterly	CITI	12/20/27	27,000 EUR	(841)	2,775	(3,616)
Air France-KLM	(5.00)%	Quarterly	CITI	12/20/27	38,000 EUR	(1,183)	3,820	(5,003)
Air France-KLM	(5.00)%	Quarterly	CITI	12/20/27	70,000 EUR	(2,179)	5,082	(7,261)
Air France-KLM	(5.00)%	Quarterly	CITI	12/20/27	80,000 EUR	(19,177)	7,626	(26,803)
Air France-KLM	(5.00)%	Quarterly	CITI	12/20/27	132,0000 EUR	(4,110)	10,106	(14,216)
Air France-KLM	(5.00)%	Quarterly	JPHQ	6/20/24	200,000 EUR	(9,250)	3,394	(12,644)
Air France-KLM	(5.00)%	Quarterly	MSCO	6/20/24	100,000 EUR	(4,625)	2,187	(6,812)
Ally Financial Inc.	(5.00)%	Quarterly	BNPP	12/20/27	671,000	(77,664)	(48,657)	(29,007)
Ally Financial Inc.	(5.00)%	Quarterly	BNPP	12/20/27	213,000	(24,653)	(16,292)	(8,361)
Ally Financial Inc.	(5.00)%	Quarterly	BNPP	12/20/27	104,000	(12,037)	(8,614)	(3,423)
Ally Financial Inc.	(5.00)%	Quarterly	CITI	12/20/24	224,000	(16,491)	(9,896)	(6,595)
Ally Financial Inc.	(5.00)%	Quarterly	GSCO	12/20/27	274,000	(31,714)	(21,303)	(10,411)
Ally Financial Inc.	(5.00)%	Quarterly	GSCO	12/20/27	76,000	(8,796)	(6,467)	(2,329)
Ally Financial Inc.	(5.00)%	Quarterly	GSCO	12/20/27	81,000	(9,375)	(6,084)	(3,291)
Ally Financial Inc.	(5.00)%	Quarterly	GSCO	12/20/27	63,000	(7,292)	(5,717)	(1,575)
Ally Financial Inc.	(5.00)%	Quarterly	GSCO	12/20/27	66,000	(7,639)	(5,568)	(2,071)
Ally Financial Inc.	(5.00)%	Quarterly	MSCO	12/20/24	190,000	(13,988)	(8,349)	(5,639)
Altice France Holding SA	(5.00)%	Quarterly	BNPP	12/20/27	10,000 EUR	573	741	(168)
Altice France Holding SA	(5.00)%	Quarterly	JPHQ	12/20/27	7,000 EUR	401	642	(241)
Altice France Holding SA	(5.00)%	Quarterly	JPHQ	12/20/27	17,000 EUR	974	1,348	(374)
Altice France Holding SA	(5.00)%	Quarterly	JPHQ	12/20/27	17,000 EUR	974	1,464	(490)
Altice France Holding SA	(5.00)%	Quarterly	JPHQ	12/20/27	45,000 EUR	2,578	3,902	(1,324)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/23	111,000	(2,675)	2,293	(4,968)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/23	154,000	(3,711)	2,717	(6,428)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/24	143,000	(1,730)	3,898	(5,628)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/24	286,000	(3,460)	15,645	(19,105)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/24	178,000	(2,153)	16,597	(18,750)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/24	78,000	(88)	9,557	(9,645)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/25	72,000	939	7,998	(7,059)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/25	288,000	3,757	30,366	(26,609)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	12/20/23	216,000	(5,206)	2,948	(8,154)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	12/20/23	66,000	(1,591)	3,135	(4,726)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	12/20/23	155,000	(3,736)	5,392	(9,128)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	12/20/23	483,000	(11,640)	5,845	(17,485)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	6/20/24	41,000	(496)	2,809	(3,305)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	6/20/24	189,000	(2,286)	14,214	(16,500)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	12/20/24	70,000	(79)	9,006	(9,085)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	12/20/24	339,000	(383)	24,090	(24,473)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]	Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
American Axle &
Manufacturing Inc.	(5.00)%	Quarterly	JPHQ	6/20/25	66,000	$(3,126)	$(2,713)	$(413)
American Axle &
Manufacturing Inc.	(5.00)%	Quarterly	JPHQ	6/20/27	134,000	(1,274)	(1,587)	313
American Axle &
Manufacturing Inc.	(5.00)%	Quarterly	MSCO	6/20/27	134,000	(1,274)	(2,052)	778
American Axle &
Manufacturing Inc.	(5.00)%	Quarterly	MSCO	6/20/27	62,000	(589)	613	(1,202)
American Axle &
Manufacturing Inc.	(5.00)%	Quarterly	MSCO	12/20/27	40,000	146	1,303	(1,157)
ArcelorMittal SA	(5.00)%	Quarterly	BOFA	12/20/27	127,000 EUR	(18,101)	(7,592)	(10,509)
ArcelorMittal SA	(5.00)%	Quarterly	JPHQ	12/20/27	254,000 EUR	(36,203)	(15,285)	(20,918)
ArcelorMittal SA	(5.00)%	Quarterly	JPHQ	12/20/27	63,000 EUR	(8,979)	(5,177)	(3,802)
ArcelorMittal SA	(5.00)%	Quarterly	JPHQ	12/20/27	63,000 EUR	(8,979)	(4,802)	(4,177)
ArcelorMittal SA	(5.00)%	Quarterly	JPHQ	12/20/27	63,000 EUR	(8,979)	(4,706)	(4,273)
BMW AG	(1.00)%	Quarterly	BZWS	12/20/27	286,000 EUR	(5,720)	3,512	(9,232)
BMW AG	(1.00)%	Quarterly	MSCO	12/20/27	281,000 EUR	(5,620)	2,748	(8,368)
Carnival Corp.	(1.00)%	Quarterly	BZWS	12/20/26	66,000	14,016	24,660	(10,644)
Carnival Corp.	(1.00)%	Quarterly	BZWS	12/20/26	66,000	14,016	24,962	(10,946)
Carnival Corp.	(1.00)%	Quarterly	BZWS	12/20/26	66,000	14,016	25,097	(11,081)
Carnival Corp.	(1.00)%	Quarterly	BZWS	12/20/26	132,000	28,031	43,466	(15,435)
Carnival Corp.	(1.00)%	Quarterly	BZWS	12/20/26	132,000	28,031	49,474	(21,443)
Carnival Corp.	(1.00)%	Quarterly	CITI	6/20/26	40,000	7,379	8,112	(733)
Carnival Corp.	(1.00)%	Quarterly	CITI	6/20/26	66,000	12,176	11,953	223
Carnival Corp.	(1.00)%	Quarterly	CITI	6/20/26	66,000	12,176	13,984	(1,808)
Carnival Corp.	(1.00)%	Quarterly	CITI	6/20/26	66,000	12,176	14,018	(1,842)
Carnival Corp.	(1.00)%	Quarterly	CITI	12/20/26	66,000	14,016	21,216	(7,200)
Carnival Corp.	(1.00)%	Quarterly	CITI	12/20/26	66,000	14,016	22,062	(8,046)
Ceconomy AG	(1.00)%	Quarterly	MSCO	6/20/23	12,000 EUR	81	589	(508)
Ceconomy AG	(1.00)%	Quarterly	MSCO	12/20/23	28,000 EUR	1,326	1,914	(588)
Ceconomy AG	(1.00)%	Quarterly	MSCO	12/20/23	26,000 EUR	1,231	2,276	(1,045)
Ceconomy AG	(1.00)%	Quarterly	MSCO	12/20/23	26,000 EUR	1,231	2,334	(1,103)
Ceconomy AG	(1.00)%	Quarterly	MSCO	12/20/23	26,000 EUR	1,231	2,414	(1,183)
Ceconomy AG	(1.00)%	Quarterly	MSCO	12/20/23	52,000 EUR	2,462	4,394	(1,932)
Ceconomy AG	(1.00)%	Quarterly	MSCO	6/20/24	75,000 EUR	7,085	8,377	(1,292)
Compagnie de Saint-Gobain SA	(1.00)%	Quarterly	CITI	12/20/27	511,000 EUR	(5,600)	11,354	(16,954)
Compagnie de Saint-Gobain SA	(1.00)%	Quarterly	MSCO	12/20/27	306,000 EUR	(3,353)	6,808	(10,161)
Daimler Truck Holding AG	(1.00)%	Quarterly	GSCO	12/20/27	287,000 EUR	(4,906)	4,129	(9,035)
Ford Motor Credit Co. LLC	(5.00)%	Quarterly	CITI	12/20/27	408,000	(40,215)	(22,490)	(17,725)
Ford Motor Credit Co. LLC	(5.00)%	Quarterly	GSCO	12/20/27	4,000	(394)	(237)	(157)
Ford Motor Credit Co. LLC	(5.00)%	Quarterly	MSCO	12/20/27	143,000	(14,095)	(10,682)	(3,413)
Ford Motor Credit Co. LLC	(5.00)%	Quarterly	MSCO	12/20/27	57,000	(5,618)	(2,237)	(3,381)
Government of Argentina	(5.00)%	Quarterly	BZWS	12/20/26	696,000	393,946	293,777	100,169
Government of Argentina	(5.00)%	Quarterly	CITI	12/20/26	200,000	113,203	120,584	(7,381)
Government of Argentina	(5.00)%	Quarterly	CITI	12/20/26	800,000	452,812	540,052	(87,240)
Government of Argentina	(5.00)%	Quarterly	GSCO	12/20/26	253,000	143,202	105,087	38,115
Government of Argentina	(5.00)%	Quarterly	GSCO	12/20/26	842,000	476,584	349,406	127,178
Government of Argentina	(5.00)%	Quarterly	GSCO	12/20/27	1,525,000	911,349	899,907	11,442
Government of Argentina	(5.00)%	Quarterly	JPHQ	12/20/26	253,000	143,202	104,988	38,214
Government of Egypt	(1.00)%	Quarterly	BZWS	6/20/24	695,000	73,350	37,223	36,127
Government of Egypt	(1.00)%	Quarterly	BZWS	6/20/24	520,000	54,880	42,147	12,733
Government of Egypt	(1.00)%	Quarterly	BZWS	6/20/24	610,000	64,379	79,654	(15,275)
Government of Egypt	(1.00)%	Quarterly	BZWS	12/20/24	1,120,000	164,803	119,898	44,905

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]	Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
Government of Italy	(1.00)%	Quarterly	BOFA	6/20/24	132,000	$(1,305)	$812	$(2,117)
Government of Italy	(1.00)%	Quarterly	JPHQ	6/20/24	218,000	(2,155)	624	(2,779)
Government of Japan	(1.00)%	Quarterly	BZWS	12/20/27	395,000	(13,555)	(12,423)	(1,132)
Government of Japan	(1.00)%	Quarterly	MSCO	12/20/27	264,000	(9,060)	(8,409)	(651)
Government of Japan	(1.00)%	Quarterly	BZWS	12/20/27	328,000	(11,256)	(9,708)	(1,548)
Government of Japan	(1.00)%	Quarterly	BZWS	12/20/27	264,000	(9,060)	(8,548)	(512)
Government of Japan	(1.00)%	Quarterly	BZWS	12/20/27	264,000	(9,060)	(8,351)	(709)
Government of Japan	(1.00)%	Quarterly	BZWS	12/20/27	263,000	(9,025)	(7,755)	(1,270)
Government of Japan	(1.00)%	Quarterly	BZWS	12/20/27	134,000	(4,599)	(3,943)	(656)
Government of Japan	(1.00)%	Quarterly	GSCO	12/20/27	460,000	(15,786)	(13,427)	(2,359)
Government of Japan	(1.00)%	Quarterly	GSCO	12/20/27	263,000	(9,025)	(7,762)	(1,263)
Government of Japan	(1.00)%	Quarterly	GSCO	12/20/27	198,000	(6,795)	(6,482)	(313)
Government of Japan	(1.00)%	Quarterly	GSCO	12/20/27	133,000	(4,564)	(3,887)	(677)
Government of Turkey	(1.00)%	Quarterly	BZWS	6/20/24	1,830,000	75,158	78,427	(3,269)
Government of Turkey	(1.00)%	Quarterly	BZWS	6/20/24	1,175,000	48,257	83,655	(35,398)
Government of Turkey	(1.00)%	Quarterly	BZWS	12/20/27	725,000	122,668	126,005	(3,337)
Government of Turkey	(1.00)%	Quarterly	CITI	6/20/24	500,000	20,535	35,737	(15,202)
Government of Turkey	(1.00)%	Quarterly	GSCO	6/20/24	1,300,000	53,391	98,573	(45,182)
Government of Turkey	(1.00)%	Quarterly	GSCO	6/20/24	1,570,000	64,480	125,158	(60,678)
Government of Turkey	(1.00)%	Quarterly	MLCO	12/20/27	604,000	102,195	102,566	(371)
Government of Turkey	(1.00)%	Quarterly	MLCO	12/20/27	846,000	143,141	143,661	(520)
HP Inc.	(1.00)%	Quarterly	GSCO	12/20/27	308,000	1,902	11,898	(9,996)
HP Inc	(1.00)%	Quarterly	JPHQ	12/20/27	335,000	2,069	11,172	(9,103)
Iceland Bondco	(5.00)%	Quarterly	GSCO	6/20/25	36,000 EUR	3,626	4,683	(1,057)
Iceland Bondco	(5.00)%	Quarterly	JPHQ	6/20/25	24,000 EUR	2,417	768	1,649
JFE Holdings Inc.	(1.00)%	Quarterly	BZWS	12/20/27	26,519,000 JPY	(3,965)	(1,775)	(2,190)
JFE Holdings Inc.	(1.00)%	Quarterly	CITI	12/20/27	29,389,000 JPY	(4,394)	(4,154)	(240)
JFE Holdings Inc.	(1.00)%	Quarterly	CITI	12/20/27	26,519,000 JPY	(3,965)	(3,786)	(179)
JFE Holdings Inc.	(1.00)%	Quarterly	CITI	12/20/27	14,729,000 JPY	(2,202)	(1,999)	(203)
JFE Holdings Inc.	(1.00)%	Quarterly	CITI	12/20/27	14,695,000 JPY	(2,197)	(1,988)	(209)
JFE Holdings Inc.	(1.00)%	Quarterly	GSCO	12/20/27	26,173,000 JPY	(3,913)	(3,533)	(380)
JFE Holdings Inc.	(1.00)%	Quarterly	GSCO	12/20/27	26,520,000 JPY	(3,965)	(3,398)	(567)
JFE Holdings Inc.	(1.00)%	Quarterly	GSCO	12/20/27	13,260,000 JPY	(1,983)	(1,238)	(745)
JFE Holdings Inc.	(1.00)%	Quarterly	GSCO	12/20/27	13,260,000 JPY	(1,983)	(973)	(1,010)
Kawasaki Heavy Industries Ltd.	(1.00)%	Quarterly	BZWS	12/20/27	26,354,000 JPY	(4,717)	(5,535)	818
Kawasaki Heavy Industries Ltd.	(1.00)%	Quarterly	BZWS	12/20/27	26,354,000 JPY	(4,717)	(3,844)	(873)
Kawasaki Heavy Industries Ltd.	(1.00)%	Quarterly	BZWS	12/20/27	13,177,000 JPY	(2,359)	(2,440)	81
Kawasaki Heavy Industries Ltd.	(1.00)%	Quarterly	BZWS	12/20/27	12,807,000 JPY	(2,292)	(2,314)	22
Kawasaki Heavy Industries Ltd.	(1.00)%	Quarterly	BZWS	12/20/27	13,177,000 JPY	(2,359)	(1,944)	(415)
Kawasaki Heavy Industries Ltd.	(1.00)%	Quarterly	BZWS	12/20/27	13,177,000 JPY	(2,359)	(1,524)	(835)
Kawasaki Heavy Industries Ltd.	(1.00)%	Quarterly	CITI	12/20/27	13,177,000 JPY	(2,359)	(2,791)	432
Kawasaki Heavy Industries Ltd.	(1.00)%	Quarterly	CITI	12/20/27	9,203,000 JPY	(1,647)	(1,984)	337
Kawasaki Heavy Industries Ltd.	(1.00)%	Quarterly	GSCO	12/20/27	13,177,000 JPY	(2,359)	(2,460)	101
Kawasaki Heavy Industries Ltd.	(1.00)%	Quarterly	GSCO	12/20/27	6,403,000 JPY	(1,146)	(1,330)	184
Kobe Steel Ltd.	(1.00)%	Quarterly	BZWS	12/20/27	7,114,000 JPY	221	95	126

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]	Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)

Kobe Steel Ltd.	(1.00)%	Quarterly	BZWS	12/20/27	6,980,000 JPY	$217	$384	$(167)
Kobe Steel Ltd.	(1.00)%	Quarterly	BZWS	12/20/27	6,828,000 JPY	212	615	(403)
Kobe Steel Ltd.	(1.00)%	Quarterly	CITI	12/20/27	13,806,000JPY	430	737	(307)
Kobe Steel Ltd.	(1.00)%	Quarterly	CITI	12/20/27	13,623,000 JPY	424	949	(525)
Kobe Steel Ltd.	(1.00)%	Quarterly	CITI	12/20/27	13,656,000 JPY	425	972	(547)
Kobe Steel Ltd.	(1.00)%	Quarterly	GSCO	12/20/27	13,656,000 JPY	425	704	(279)
Kobe Steel Ltd.	(1.00)%	Quarterly	GSCO	12/20/27	13,623,000 JPY	424	853	(429)
Kobe Steel Ltd.	(1.00)%	Quarterly	GSCO	12/20/27	13,656,000 JPY	425	976	(551)
Kobe Steel Ltd.	(1.00)%	Quarterly	GSCO	12/20/27	13,822,000 JPY	1,080	1,080	–
Kobe Steel Ltd.	(1.00)%	Quarterly	JPHQ	12/20/27	13,320,000 JPY	414	220	194
Kobe Steel Ltd.	(1.00)%	Quarterly	JPHQ	12/20/27	13,854,000 JPY	431	336	95
Kohl's Corp.	(1.00)%	Quarterly	GSCO	6/20/26	139,000	11,830	1,876	9,954
Lanxess AG	(1.00)%	Quarterly	GSCO	12/20/27	149,000 EUR	1,494	9,909	(8,415)
Lanxess AG	(1.00)%	Quarterly	JPHQ	12/20/27	746,000 EUR	7,479	54,377	(46,898)
Lloyds Bank	(1.00)%	Quarterly	BZWS	12/20/27	207,000 EUR	2,470	11,676	(9,206)
Lloyds Bank	(1.00)%	Quarterly	CITI	12/20/27	72,000 EUR	859	3,236	(2,377)
Lloyds Bank	(1.00)%	Quarterly	CITI	12/20/27	490,000 EUR	5,846	21,343	(15,497)
Lloyds Bank	(1.00)%	Quarterly	JPHQ	12/20/27	69,000 EUR	823	4,930	(4,107)
Macy's Retail Holdings LLC.	(1.00)%	Quarterly	GSCO	12/20/27	66,000	6,969	8,719	(1,750)
Macy's Retail Holdings LLC.	(1.00)%	Quarterly	GSCO	12/20/27	132,000	13,937	15,536	(1,599)
Macy's Retail Holdings LLC.	(1.00)%	Quarterly	JPHQ	12/20/27	40,000	4,223	3,959	264
Macy's Retail Holdings LLC.	(1.00)%	Quarterly	JPHQ	12/20/27	93,000	9,819	9,221	598
Macy's Retail Holdings LLC.	(1.00)%	Quarterly	JPHQ	12/20/27	132,000	13,937	11,746	2,191
Marubeni Corp.	(1.00)%	Quarterly	BZWS	6/20/28	70,000,000 JPY	(16,875)	(17,676)	801
MetLife Inc.	(1.00)%	Quarterly	BZWS	12/20/27	364,000	(4,289)	(2,775)	(1,514)
Mitsui O.S.K. Lines Ltd	(1.00)%	Quarterly	BZWS	12/20/27	14,060,000 JPY	(1,155)	(711)	(444)
Mitsui O.S.K. Lines Ltd	(1.00)%	Quarterly	GSCO	12/20/27	13,257,000 JPY	(1,089)	(923)	(166)
Mitsui O.S.K. Lines Ltd	(1.00)%	Quarterly	GSCO	12/20/27	13,318,000 JPY	(1,094)	(468)	(626)
Mitsui O.S.K. Lines Ltd	(1.00)%	Quarterly	GSCO	12/20/27	6,585,000 JPY	(541)	(352)	(189)
Mitsui O.S.K. Lines Ltd	(1.00)%	Quarterly	GSCO	12/20/27	13,170,000 JPY	(1,082)	(126)	(956)
Mitsui O.S.K. Lines Ltd	(1.00)%	Quarterly	GSCO	12/20/27	13,170,000 JPY	(1,082)	–	(1,082)
Mitsui O.S.K. Lines Ltd	(1.00)%	Quarterly	GSCO	12/20/27	6,585,000 JPY	(541)	103	(644)
Mitsui O.S.K. Lines Ltd	(1.00)%	Quarterly	GSCO	12/20/27	13,170,000 JPY	(1,082)	208	(1,290)
Mitsui O.S.K. Lines Ltd	(1.00)%	Quarterly	JPHQ	12/20/27	13,170,000 JPY	(1,082)	(793)	(289)
Mitsui O.S.K. Lines Ltd	(1.00)%	Quarterly	JPHQ	12/20/27	12,515,000 JPY	(1,028)	(407)	(621)
Mitsui O.S.K. Lines Ltd	(1.00)%	Quarterly	JPHQ	12/20/27	13,350,000 JPY	(1,097)	(243)	(854)
Mitsui O.S.K. Lines Ltd	(1.00)%	Quarterly	JPHQ	12/20/27	6,629,000 JPY	(545)	(228)	(317)
Next PLC	(1.00)%	Quarterly	BZWS	12/20/27	43,000 EUR	870	2,876	(2,006)
Next PLC	(1.00)%	Quarterly	CITI	12/20/27	362,000 EUR	7,321	24,209	(16,888)
Next PLC	(1.00)%	Quarterly	GSCO	12/20/27	144,000 EUR	2,912	9,682	(6,770)
Nippon Paper Industries Co. Ltd.	(1.00)%	Quarterly	BZWS	12/20/27	3,565,000 JPY	2,161	1,556	605
Nippon Paper Industries Co. Ltd.	(1.00)%	Quarterly	BZWS	12/20/27	28,523,000 JPY	17,290	10,124	7,166
Nippon Paper Industries Co. Ltd.	(1.00)%	Quarterly	CITI	12/20/27	14,262,000 JPY	8,645	5,288	3,357
Nippon Paper Industries Co. Ltd.	(1.00)%	Quarterly	JPHQ	12/20/27	14,262,000 JPY	8,645	6,503	2,142
Nippon Steel Corp.	(1.00)%	Quarterly	BZWS	12/20/27	27,932,000 JPY	(4,396)	(3,981)	(415)
Nippon Steel Corp.	(1.00)%	Quarterly	BZWS	12/20/27	33,149,000 JPY	(5,217)	(3,289)	(1,928)
Nippon Steel Corp.	(1.00)%	Quarterly	BZWS	12/20/27	13,260,000 JPY	(2,087)	(1,542)	(545)
Nippon Steel Corp.	(1.00)%	Quarterly	BZWS	12/20/27	8,016,000 JPY	(1,261)	(1,232)	(29)
Nippon Steel Corp.	(1.00)%	Quarterly	BZWS	12/20/27	6,265,000 JPY	(986)	(976)	(10)
Nippon Steel Corp.	(1.00)%	Quarterly	CITI	12/20/27	11,820,000 JPY	(1,860)	(1,728)	(132)
Nippon Steel Corp.	(1.00)%	Quarterly	GSCO	12/20/27	13,260,000 JPY	(2,087)	(2,155)	68

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]	Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)
Nippon Steel Corp.	(1.00)%	Quarterly	GSCO	12/20/27	6,983,000 JPY	$(1,099)	$(1,030)	$(69)
Nippon Steel Corp.	(1.00)%	Quarterly	JPHQ	12/20/27	27,112,000 JPY	(4,267)	(4,004)	(263)
Nippon Steel Corp.	(1.00)%	Quarterly	JPHQ	12/20/27	10,243,000 JPY	(1,612)	(1,574)	(38)
Nippon Steel Corp.	(1.00)%	Quarterly	MSCO	12/20/27	26,520,000 JPY	(4,173)	(3,866)	(307)
Rakuten Group Inc.	(1.00)%	Quarterly	BZWS	12/20/24	12,659,000 JPY	5,430	1,764	3,666
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	12/20/24	14,292,000 JPY	6,131	3,231	2,900
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	6/20/27	473,000 JPY	492	250	242
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	6/20/27	3,263,000 JPY	3,397	2,241	1,156
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	6/20/27	7,070,000 JPY	7,360	4,994	2,366
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	12/20/27	7,202,000 JPY	8,292	5,707	2,585
Simon Property Group LP	(1.00)%	Quarterly	BNPP	12/20/27	271,000	(2,096)	3,989	(6,085)
Simon Property Group LP	(1.00)%	Quarterly	BZWS	12/20/27	478,000	(3,697)	7,820	(11,517)
Societe Generale SA	(1.00)%	Quarterly	BZWS	12/20/23	700,000 EUR	(5,337)	2,563	(7,900)
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/27	3,561,000 JPY	1,850	3,324	(1,474)
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/27	6,111,000 JPY	3,175	5,410	(2,235)
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/27	30,569,000 JPY	15,883	27,209	(11,326)
Stellantis NV	(5.00)%	Quarterly	BZWS	12/20/27	73,000 EUR	(12,466)	(7,313)	(5,153)
Stellantis NV	(5.00)%	Quarterly	CITI	12/20/27	292,000 EUR	(49,863)	(29,188)	(20,675)
Stellantis NV	(5.00)%	Quarterly	CITI	12/20/27	72,000 EUR	(12,295)	(7,990)	(4,305)
Stena AB	(5.00)%	Quarterly	BZWS	6/20/24	71,000 EUR	(3,274)	(1,400)	(1,874)
Stena AB	(5.00)%	Quarterly	GSCO	6/20/24	15,000 EUR	(692)	104	(796)
Stena AB	(5.00)%	Quarterly	GSCO	6/20/24	22,000 EUR	(1,015)	153	(1,168)
Stena AB	(5.00)%	Quarterly	GSCO	12/20/24	273,000 EUR	(15,009)	(10,117)	(4,892)
Stena AB	(5.00)%	Quarterly	GSCO	6/20/27	14,000 EUR	(513)	(26)	(487)
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	29,000 EUR	(1,062)	263	(1,325)
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	29,000 EUR	(1,062)	316	(1,378)
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	28,000 EUR	(1,025)	590	(1,615)
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	142,000 EUR	(5,200)	796	(5,996)
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	157,000 EUR	(5,749)	1,141	(6,890)
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	71,000 EUR	(2,600)	4,213	(6,813)
TDC A/S	(1.00)%	Quarterly	BNPP	6/20/27	212,000 EUR	(1,199)	10,402	(11,601)
U.S. Steel Corp.	(5.00)%	Quarterly	BZWS	12/20/27	132,000	(7,591)	(3,716)	(3,875)
U.S. Steel Corp.	(5.00)%	Quarterly	BZWS	12/20/27	53,000	(3,048)	(291)	(2,757)
U.S. Steel Corp.	(5.00)%	Quarterly	BZWS	12/20/27	26,000	(1,495)	38	(1,533)
U.S. Steel Corp.	(5.00)%	Quarterly	BZWS	12/20/27	26,000	(1,495)	1,061	(2,556)
U.S. Steel Corp.	(5.00)%	Quarterly	BZWS	12/20/27	66,000	(3,795)	3,100	(6,895)
U.S. Steel Corp.	(5.00)%	Quarterly	GSCO	12/20/27	66,000	(3,795)	1,281	(5,076)
U.S. Steel Corp.	(5.00)%	Quarterly	MSCO	12/20/27	39,000	(2,243)	558	(2,801)
U.S. Steel Corp.	(5.00)%	Quarterly	MSCO	12/20/27	66,000	(3,795)	828	(4,623)
U.S. Steel Corp.	(5.00)%	Quarterly	MSCO	12/20/27	66,000	(3,795)	934	(4,729)
U.S. Steel Corp.	(5.00)%	Quarterly	MSCO	12/20/27	66,000	(3,795)	3,089	(6,884)
U.S. Steel Corp.	(5.00)%	Quarterly	MSCO	12/20/27	66,000	(3,795)	3,336	(7,131)
U.S. Steel Corp.	(5.00)%	Quarterly	MSCO	12/20/27	131,000	(7,533)	3,950	(11,483)
Unibail-Rodamco-Westfield SE	(1.00)%	Quarterly	BNPP	12/20/27	152,000 EUR	5,635	5,532	103
Unibail-Rodamco-Westfield SE	(1.00)%	Quarterly	GSCO	12/20/27	284,000 EUR	10,528	15,028	(4,500)
UniCredit SpA	(1.00)%	Quarterly	JPHQ	12/20/27	112,000 EUR	5,772	7,517	(1,745)
UniCredit SpA	(1.00)%	Quarterly	JPHQ	12/20/27	157,000 EUR	8,091	10,117	(2,026)
UniCredit SpA	(1.00)%	Quarterly	JPHQ	12/20/27	329,000 EUR	16,955	33,718	(16,763)

Contracts to Sell Protection[c,d]

Single Name

American Axle & Manufacturing Inc.	5.00%	Quarterly	CITI	6/20/25	66,000	3,126	2,708	418 BB-

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]	Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts (continued)

Contracts to Sell Protection[c,d] (continued)

Single Name (continued)
Calpine Corp.	5.00%	Quarterly	JPHQ	12/20/27	12,000	$536	$(110)	$646	BB-
Calpine Corp.	5.00%	Quarterly	JPHQ	12/20/27	240,000	10,721	866	9,855	BB-
Kohl's Corp.	1.00%	Quarterly	BOFA	6/20/26	141,000	(12,000)	(8,418)	(3,582)	BB+
Nordstrom Inc.	1.00%	Quarterly	GSCO	12/20/27	132,000	(19,191)	(23,308)	4,117	BB+
Nordstrom Inc.	1.00%	Quarterly	GSCO	12/20/27	66,000	(9,595)	(11,992)	2,397	BB+

Total OTC Swap Contracts						$3,176,478	$3,922,807	$(746,329)

Total Credit Default Swap Contracts						$3,143,818	$3,910,313	$(766,495)

[a]

In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

[b]	Based on Standard and Poor's (S&P) Rating for single name swaps.
[c]	Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.
[d]	The Fund enters contracts to sell protection to create a long credit position.

At February 28, 2023, the Fund had the following cross-currency swap contracts outstanding.

Cross-Currency Swap Contracts

Description	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts
Receive Floating rate Overnight SOFR	Semi-Annually	GSCO	12/06/23	4,134,480		$4,671
Pay Floating rate Overnight SIBCSORA - 0.18%				5,600,000	SGD
Receive Floating rate MUTSCALM + 0.74%	Quarterly	JPHQ	6/21/28	130,000,000	JPY	(632)
Pay Floating rate Overnight SOFR				984,848
Receive Floating rate 3-Month-KDR - 0.25%	Semi-Annually	BNPP	7/17/28	1,113,867,000	KRW	5,223
Pay Floating rate Overnight SOFR				900,000
Receive Fixed 2.85%	Quarterly	BNPP	7/19/26	886,060,000	KRW	(5,958)
Pay Floating rate Overnight SOFR				720,000
Receive Fixed 2.85%	Quarterly	BNPP	7/20/26	886,900,000	KRW	(5,955)
Pay Floating rate Overnight SOFR				720,000
Receive Fixed 2.64%	Quarterly	BNPP	7/17/28	820,000,000	KRW	(16,578)
Pay Floating rate Overnight SOFR				670,647

Total Cross-Currency Swap Contracts						$(19,229)

aIn U.S. dollars unless otherwise indicated.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

At February 28, 2023, the Fund had the following interest rate swap contracts outstanding.

Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts
Receive Fixed 5.88%
Pay Floating MIBOR	Annually	3/13/23	340,000,000	INR	$(2,138)
Receive Floating MIBOR
Pay Fixed rate 5.88%	Annually	3/13/23	340,000,000	INR	(2,258)
Receive Fixed 6.03%
Pay Floating MIBOR	Annually	3/14/23	340,000,000	INR	1,996
Receive Floating MIBOR
Pay Fixed rate 6.03%	Annually	3/14/23	204,000,000	INR	(1,387)
Receive Floating MIBOR
Pay Fixed rate 6.64%	Annually	3/14/23	136,000,000	INR	(1,599)
Receive Fixed 1.81%
Pay Floating rate China 7-Day Repo	Quarterly	3/15/23	60,000,000	CNY	(12,799)
Receive Fixed 3.51%
Pay Floating 3-Month-KDR	Quarterly	3/21/23	10,200,000,000	KRW	(2,507)
Receive Federal Funds Rate
Pay Fixed rate 4.61%	Annually	3/22/23	37,200,000		(1,002)
Receive Fixed 3.54%
Pay Floating AONIA	Annually	4/05/23	95,000,000	AUD	533
Receive Floating AONIA
Pay Fixed rate 3.57%	Annually	4/05/23	230,400,000	AUD	(4,849)
Receive Fixed 2.86%
Pay Floating rate Euro STR	Annually	5/10/23	22,418,000	EUR	(1,828)
Receive Fixed 4.92%
Pay Floating MIBOR	Annually	5/10/23	384,000,000	INR	4,705
Receive Fixed 6.10%
Pay Floating MIBOR	Annually	5/10/23	372,000,000	INR	3,688
Receive Floating MIBOR
Pay Fixed rate 6.60%	Annually	5/10/23	581,800,000	INR	547
Receive Fixed 1.82%
Pay Floating rate China 7-Day Repo	Quarterly	6/15/23	60,000,000	CNY	(24,741)
Receive Fixed 1.91%
Pay Floating rate China 7-Day Repo	Quarterly	6/15/23	46,000,000	CNY	(9,285)
Receive Fixed 1.91%
Pay Floating rate China 7-Day Repo	Quarterly	6/15/23	29,000,000	CNY	(6,093)
Receive Fixed 1.96%
Pay Floating CNRR007 Index	Quarterly	6/15/23	54,000,000	CNY	(16,906)
Receive Fixed 2.06%
Pay Floating rate China 7-Day Repo	Quarterly	6/15/23	46,000,000	CNY	(9,023)
Receive Fixed 2.06%
Pay Floating rate China 7-Day Repo	Quarterly	6/15/23	29,200,000	CNY	(6,254)
Receive Fixed 2.11%
Pay Floating rate China 7-Day Repo	Quarterly	6/15/23	50,000,000	CNY	(10,190)
Receive Fixed 2.19%
Pay Floating CNRR007 Index	Quarterly	6/15/23	88,000,000	CNY	(13,221)
Receive Fixed 2.20%
Pay Floating rate China 7-Day Repo	Quarterly	6/15/23	31,000,000	CNY	(4,270)
Receive Floating rate China 7-Day Repo
Pay Fixed rate 2.19%	Quarterly	6/15/23	38,220,000	CNY	16,579
Receive Fixed 2.15%
Pay Floating rate China 7-Day Repo	Quarterly	6/21/23	48,000,000	CNY	(8,883)
Receive Fixed 3.11%
Pay Floating rate Euro STR	Annually	6/21/23	40,000,000	EUR	(8,191)
Receive Floating rate Euro STR
Pay Fixed rate 3.14%	Annually	6/21/23	26,688,000	EUR	4,405
Receive Floating rate Euro STR
Pay Fixed rate 3.14%	Annually	6/21/23	40,000,000	EUR	6,553

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts (continued)
Receive Fixed 4.06%
Pay Floating AONIA	Annually	7/05/23	95,400,000	AUD	$(462)
Receive Fixed 4.08%
Pay Floating AONIA	Annually	7/05/23	57,000,000	AUD	377
Receive Fixed 3.71%
Pay Floating 3-Month-KDR	Quarterly	9/15/23	5,214,000,000	KRW	(3,406)
Receive Fixed 4.16%
Pay Floating 3-Month-KDR	Quarterly	10/26/23	8,210,000,000	KRW	8,925
Receive Floating 3-Month-KDR
Pay Fixed rate 3.84%	Quarterly	10/26/23	8,210,000,000	KRW	3,611
Receive Fixed 4.86%
Pay Floating rate Overnight SOFR	Annually	12/15/23	9,600,000		(31,649)
Receive Fixed 4.90%
Pay Floating rate Overnight SOFR	Annually	12/15/23	4,100,000		(12,613)
Receive Floating rate 3-Month-HIBOR
Pay Fixed rate 4.41%	Quarterly	12/15/23	32,000,000	HKD	4,123
Receive Floating rate 3-Month-HIBOR
Pay Fixed rate 4.50%	Quarterly	12/15/23	75,000,000	HKD	4,829
Receive Fixed 2.96%
Pay Floating rate 3-Month-BKBM	Quarterly	12/21/23	10,802,700	NZD	2,658
Receive Fixed 3.88%
Pay Floating 3-Month-KDR	Quarterly	12/21/23	4,000,000,000	KRW	(2,755)
Receive Fixed 3.76%
Pay Floating rate Overnight SIBCSORA	Semi-Annually	2/15/24	5,480,000	SGD	(4,641)
Receive Floating rate 1 Year-SOFR
Pay Fixed rate 1.36%	Annually	3/08/24	4,000,000		198,498
Receive Fixed 2.31%
Pay Floating rate China 7-Day Repo	Quarterly	3/15/24	14,200,000	CNY	(2,631)
Receive Fixed 2.38%
Pay Floating rate China 7-Day Repo	Quarterly	3/15/24	14,000,000	CNY	(1,258)
Receive Fixed 4.77%
Pay Floating rate Overnight SOFR	Annually	3/15/24	2,000,000		(11,263)
Receive Fixed 4.78%
Pay Floating rate Overnight SOFR	Annually	3/15/24	1,660,000		(9,285)
Receive Fixed 4.78%
Pay Floating rate Overnight SOFR	Annually	3/15/24	6,200,000		(35,171)
Receive Fixed 6.66%
Pay Floating MIBOR	Annually	3/15/24	270,000,000	INR	(11,338)
Receive Fixed 6.67%
Pay Floating MIBOR	Annually	3/15/24	450,000,000	INR	(18,745)
Receive Fixed 6.78%
Pay Floating MIBOR	Annually	3/15/24	267,000,000	INR	(7,676)
Receive Fixed 6.85%
Pay Floating MIBOR	Annually	3/15/24	174,800,000	INR	(3,652)
Receive Fixed 6.93%
Pay Floating MIBOR	Annually	3/15/24	440,000,000	INR	(5,192)
Receive Fixed 6.93%
Pay Floating MIBOR	Annually	3/15/24	180,000,000	INR	(2,093)
Receive Fixed 6.96%
Pay Floating MIBOR	Annually	3/15/24	175,000,000	INR	(1,436)
Receive Fixed 7.08%
Pay Floating MIBOR	Annually	3/15/24	350,000,000	INR	1,527
Receive Fixed 7.36%
Pay Floating MIBOR	Annually	3/15/24	624,000,000	INR	21,567
Receive Floating 3-Month-KDR
Pay Fixed rate 3.61%	Quarterly	3/15/24	5,600,000,000	KRW	17,013
Receive Floating 3-Month-KDR
Pay Fixed rate 3.62%	Quarterly	3/15/24	5,800,000,000	KRW	17,062
Receive Floating 3-Month-KDR
Pay Fixed rate 3.76%	Quarterly	3/15/24	6,600,000,000	KRW	12,721

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts (continued)
Receive Floating 3-Month-KDR
Pay Fixed rate 3.78%	Quarterly	3/15/24	6,600,000,000	KRW	$11,744
Receive Floating MIBOR
Pay Fixed rate 6.58%	Annually	3/15/24	364,000,000	INR	18,594
Receive Fixed 5.50%
Pay Floating MIBOR	Semi-Annually	4/11/24	228,480,000	INR	(10,186)
Receive Floating MIBOR
Pay Fixed rate 6.51%	Semi-Annually	4/11/24	391,680,000	INR	16,604
Receive Fixed 5.09%
Pay Floating rate Overnight SOFR	Annually	6/21/24	2,400,000		(5,691)
Receive Fixed 5.15%
Pay Floating rate Overnight SOFR	Annually	6/21/24	8,000,000		(14,146)
Receive Fixed 6.84%
Pay Floating MIBOR	Annually	6/21/24	360,000,000	INR	(5,937)
Receive Floating 3-Month-KDR
Pay Fixed rate 3.74%	Quarterly	6/21/24	3,066,000,000	KRW	8,108
Receive Floating 3-Month-KDR
Pay Fixed rate 3.83%	Quarterly	6/21/24	5,400,000,000	KRW	10,439
Receive Floating 3-Month-KDR
Pay Fixed rate 3.84%	Quarterly	6/21/24	5,400,000,000	KRW	10,122
Receive Floating 3-Month-KDR
Pay Fixed rate 3.51%	Quarterly	8/25/24	5,560,000,000	KRW	21,281
Receive Fixed 6.22%
Pay Floating MIBOR	Annually	9/20/24	200,000,000	INR	(15,241)
Receive Fixed 6.30%
Pay Floating MIBOR	Annually	9/20/24	210,000,000	INR	(14,090)
Receive Floating 3-Month-KDR
Pay Fixed rate 3.82%	Quarterly	9/20/24	5,720,000,000	KRW	7,656
Receive Fixed 9.47%
Pay Floating Banxico Mexico 1 Month Rate	Monthly	10/22/24	82,400,000	MXN	(113,545)
Receive Fixed 7.74%
Pay Floating rate 3-Month-JIBAR	Quarterly	10/25/24	49,768,689	ZAR	5,195
Receive Fixed 2.58%
Pay Floating rate China 7-Day Repo	Quarterly	12/20/24	14,000,000	CNY	(2,210)
Receive Floating rate Overnight SOFR
Pay Fixed rate 3.64%	Annually	12/20/24	2,150,000		22,390
Receive Floating rate Overnight SOFR
Pay Fixed rate 3.75%	Annually	12/20/24	2,140,000		20,078
Receive Floating rate Overnight SOFR
Pay Fixed rate 3.78%	Annually	12/20/24	2,300,000		20,981
Receive Floating rate Overnight SOFR
Pay Fixed rate 3.97%	Annually	12/20/24	2,160,000		15,789
Receive Fixed 8.44%
Pay Floating BRLCDI	Annually	1/02/25	12,000,000	BRL	(209,832)
Receive Floating rate 1 Year-SOFR
Pay Fixed rate 4.17%	Annually	1/24/25	3,500,000		(51,593)
Receive Fixed 1.20%
Pay Floating rate 3-Month-TAIBOR	Quarterly	3/15/25	60,000,000	TWD	(8,123)
Receive Fixed 1.20%
Pay Floating rate 3-Month-TAIBOR	Quarterly	3/15/25	60,000,000	TWD	(8,065)
Receive Fixed 1.22%
Pay Floating rate 3-Month-TAIBOR	Quarterly	3/15/25	90,000,000	TWD	(11,074)
Receive Fixed 1.22%
Pay Floating rate 3-Month-TAIBOR	Quarterly	3/15/25	90,000,000	TWD	(10,987)
Receive Fixed 1.23%
Pay Floating rate 3-Month-TAIBOR	Quarterly	3/15/25	90,000,000	TWD	(10,782)
Receive Fixed 2.06%
Pay Floating rate THOR	Quarterly	3/15/25	88,000,000	THB	(3,172)
Receive Fixed 4.37%
Pay Floating rate Overnight SOFR	Annually	3/15/25	3,180,000		(31,339)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts (continued)
Receive Fixed 4.65%
Pay Floating rate 3-Month-BKBM	Quarterly	3/15/25	2,200,000	NZD	$(18,522)
Receive Fixed 5.12%
Pay Floating rate 3-Month-BKBM	Quarterly	3/15/25	1,680,000	NZD	(4,933)
Receive Fixed 5.13%
Pay Floating rate 3-Month-BKBM	Quarterly	3/15/25	5,088,000	NZD	(14,262)
Receive Fixed 5.14%
Pay Floating rate 3-Month-BKBM	Quarterly	3/15/25	1,686,000	NZD	(4,707)
Receive Fixed 5.35%
Pay Floating rate 3-Month-BKBM	Quarterly	3/15/25	4,700,000	NZD	(1,614)
Receive Floating 3-Month-KLIBOR
Pay Fixed rate 3.55%	Quarterly	3/15/25	11,400,000	MYR	3,151
Receive Floating rate 3-Month-HIBOR
Pay Fixed rate 4.39%	Quarterly	3/15/25	24,760,000	HKD	16,238
Receive Fixed 2.69%
Pay Floating rate China 7-Day Repo	Quarterly	3/20/25	14,200,000	CNY	(1,632)
Receive Fixed 2.73%
Pay Floating rate China 7-Day Repo	Quarterly	3/20/25	21,000,000	CNY	(1,383)
Receive Fixed 5.40%
Pay Floating rate 6-Month-CZEONIA	Semi-Annually	4/22/25	222,789,596	CZK	(141,472)
Receive Fixed 3.87%
Pay Floating 3-Month-KLIBOR	Quarterly	6/15/25	11,600,000	MYR	12,522
Receive Floating rate Overnight SOFR
Pay Fixed rate 3.39%	Annually	6/20/25	2,180,000		12,912
Receive Fixed 3.24%
Pay Floating 3-Month-KDR	Quarterly	6/21/25	1,300,000,000	KRW	(12,010)
Receive Fixed 3.25%
Pay Floating 3-Month-KDR	Quarterly	6/21/25	5,200,000,000	KRW	(47,289)
Receive Fixed 3.42%
Pay Floating 3-Month-KLIBOR	Quarterly	6/21/25	6,800,000	MYR	(5,426)
Receive Fixed 3.53%
Pay Floating 3-Month-KLIBOR	Quarterly	6/21/25	13,900,000	MYR	(4,760)
Receive Fixed 3.59%
Pay Floating 3-Month-KLIBOR	Quarterly	6/21/25	4,600,000	MYR	(422)
Receive Fixed 6.30%
Pay Floating rate 3-Month-JIBAR	Quarterly	7/31/25	53,795,745	ZAR	(87,368)
Receive Fixed 7.57%
Pay Floating rate 3-Month-JIBAR	Quarterly	11/04/25	39,000,000	ZAR	(15,719)
Receive Floating rate Overnight SOFR
Pay Fixed rate 2.95%	Annually	12/18/25	2,220,000		12,852
Receive Fixed 3.31%
Pay Floating 3-Month-KDR	Quarterly	12/20/25	15,136,000,000	KRW	(84,791)
Receive Fixed 3.57%
Pay Floating rate Overnight SOFR	Annually	12/20/25	762,000		(8,672)
Receive Floating 3-Month-KDR
Pay Fixed rate 4.14%	Quarterly	12/20/25	9,636,000,000	KRW	(60,260)
Receive Fixed 3.51%
Pay Floating 3-Month-KDR	Quarterly	3/15/26	2,280,000,000	KRW	(12,165)
Receive Fixed 3.53%
Pay Floating 3-Month-KDR	Quarterly	3/15/26	2,200,000,000	KRW	(10,793)
Receive Floating 3-Month-KDR
Pay Fixed rate 3.55%	Quarterly	3/15/26	920,000,000	KRW	4,217
Receive Floating 3-Month-KDR
Pay Fixed rate 3.58%	Quarterly	3/15/26	920,000,000	KRW	3,624
Receive Floating 3-Month-KDR
Pay Fixed rate 3.64%	Quarterly	3/15/26	910,000,000	KRW	2,313
Receive Floating 3-Month-KDR
Pay Fixed rate 3.64%	Quarterly	3/15/26	910,000,000	KRW	2,353
Receive Fixed 2.69%
Pay Floating rate Overnight SOFR	Annually	3/19/26	6,624,000		(47,980)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts (continued)
Receive Fixed 3.74%
Pay Floating rate Overnight SOFR	Annually	3/20/26	6,534,000		$(24,800)
Receive Fixed 4.06%
Pay Floating 3-Month-KDR	Quarterly	6/11/26	1,320,000,000	KRW	9,182
Receive Floating 3-Month-KDR
Pay Fixed rate 3.25%	Quarterly	6/11/26	3,520,000,000	KRW	15,367
Receive Floating rate 3-Month USD LIBOR
Pay Fixed rate 0.50%	Quarterly	6/16/26	1,150,000		116,387
Receive Floating rate 3-Month USD LIBOR
Pay Fixed rate 0.50%	Quarterly	6/16/26	1,400,000		139,968
Receive Floating 3-Month-KDR
Pay Fixed rate 3.24%	Quarterly	7/19/26	886,060,000	KRW	9,129
Receive Floating 3-Month-KDR
Pay Fixed rate 3.24%	Quarterly	7/20/26	886,900,000	KRW	9,120
Receive Fixed 4.02%
Pay Floating 3-Month-KDR	Quarterly	9/27/26	1,200,000,000	KRW	8,504
Receive Fixed 1.25%
Pay Floating 3-Month-USD LIBOR	Semi-Annually	12/15/26	1,300,000		(140,920)
Receive Fixed 11.07%
Pay Floating BRLCDI	Annually	1/04/27	9,430,255	BRL	(83,602)
Receive Fixed 11.22%
Pay Floating BRLCDI	Annually	1/04/27	10,436,876	BRL	(84,117)
Receive Fixed 11.22%
Pay Floating BRLCDI	Annually	1/04/27	8,000,000	BRL	(64,769)
Receive Fixed 11.26%
Pay Floating BRLCDI	Annually	1/04/27	9,695,993	BRL	(76,522)
Receive Fixed 11.48%
Pay Floating BRLCDI	Annually	1/04/27	10,436,876	BRL	(70,601)
Receive Fixed 12.34%
Pay Floating BRLCDI	Annually	1/04/27	5,028,240	BRL	(14,941)
Receive Fixed 12.72%
Pay Floating BRLCDI	Annually	1/04/27	10,721,816	BRL	(7,244)
Receive Fixed 12.79%
Pay Floating BRLCDI	Annually	1/04/27	10,721,816	BRL	(4,057)
Receive Fixed 13.29%
Pay Floating BRLCDI	Annually	1/04/27	2,980,054	BRL	9,429
Receive Fixed 13.41%
Pay Floating BRLCDI	Annually	1/04/27	5,875,629	BRL	23,786
Receive Fixed 13.47%
Pay Floating BRLCDI	Annually	1/04/27	4,395,970	BRL	19,911
Receive Fixed 13.51%
Pay Floating BRLCDI	Annually	1/04/27	8,748,347	BRL	41,891
Receive Floating rate 1 Year-SOFR
Pay Fixed rate 1.42%	Annually	3/08/27	4,000,000		441,558
Receive Fixed 8.78%
Pay Floating Banxico Mexico 1 Month Rate	Monthly	10/19/27	72,800,000	MXN	85,725
Receive Fixed 3.89%
Pay Floating 3-Month-KDR	Quarterly	12/17/27	9,832,000,000	KRW	58,621
Receive Floating 3-Month-KDR
Pay Fixed rate 3.04%	Quarterly	12/17/27	15,452,400,000	KRW	83,699
Receive Floating 3-Month-KDR
Pay Fixed rate 3.28%	Quarterly	12/17/27	1,472,000,000	KRW	3,228
Receive Floating 3-Month-KDR
Pay Fixed rate 3.32%	Quarterly	12/17/27	1,500,000,000	KRW	2,410
Receive Fixed 4.23%
Pay Floating 3-Month-KDR	Quarterly	1/19/28	1,492,100,000	KRW	29,893
Receive Fixed 6.98%
Pay Floating rate 6-Month-WIBOR	Semi-Annually	1/19/28	7,000,000	PLN	(62,089)
Receive Fixed 7.24%
Pay Floating rate CLP TNA	Semi-Annually	1/19/28	1,000,000,000	CLP	(49,869)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts (continued)
Receive Floating rate 1 Year-SOFR
Pay Fixed rate 3.33%	Annually	1/24/28	2,500,000		$(76,160)
Receive Fixed 0.46%
Pay Floating rate Overnight MUTSCALM	Annually	3/15/28	318,000,000	JPY	242
Receive Fixed 3.32%
Pay Floating rate Overnight SOFR	Annually	3/15/28	1,340,000		(38,820)
Receive Fixed 3.34%
Pay Floating rate Overnight SOFR	Annually	3/15/28	2,840,000		(79,741)
Receive Fixed 3.34%
Pay Floating rate Overnight SOFR	Annually	3/15/28	2,218,000		(62,772)
Receive Fixed 3.41%
Pay Floating rate Overnight SOFR	Annually	3/15/28	1,426,000		(35,585)
Receive Fixed 3.43%
Pay Floating rate Overnight SOFR	Annually	3/15/28	1,340,000		(32,423)
Receive Fixed 3.54%
Pay Floating rate Overnight SOFR	Annually	3/15/28	1,110,000		(21,113)
Receive Fixed 3.55%
Pay Floating rate Overnight SOFR	Annually	3/15/28	1,110,000		(20,766)
Receive Fixed 3.66%
Pay Floating rate Overnight SOFR	Annually	3/15/28	1,112,000		(15,594)
Receive Fixed 4.36%
Pay Floating rate 3-Month-BKBM	Quarterly	3/15/28	2,300,000	NZD	(29,876)
Receive Fixed 4.50%
Pay Floating rate 3-Month-BKBM	Quarterly	3/15/28	1,200,000	NZD	(11,063)
Receive Fixed 6.21%
Pay Floating MIBOR	Semi-Annually	3/15/28	99,000,000	INR	35,320
Receive Fixed 6.43%
Pay Floating MIBOR	Semi-Annually	3/15/28	80,000,000	INR	(10,981)
Receive Floating 3-Month-KDR
Pay Fixed rate 3.27%	Quarterly	3/15/28	570,000,000	KRW	7,249
Receive Floating 3-Month-KDR
Pay Fixed rate 3.33%	Quarterly	3/15/28	1,380,000,000	KRW	14,915
Receive Floating MIBOR
Pay Fixed rate 6.25%	Semi-Annually	3/15/28	60,000,000	INR	13,778
Receive Floating MIBOR
Pay Fixed rate 6.25%	Semi-Annually	3/15/28	20,000,000	INR	4,666
Receive Floating MIBOR
Pay Fixed rate 6.25%	Semi-Annually	3/15/28	100,000,000	INR	23,068
Receive Floating MIBOR
Pay Fixed rate 6.44%	Semi-Annually	3/15/28	80,000,000	INR	10,519
Receive Floating rate 3-Month-HIBOR
Pay Fixed rate 3.50%	Quarterly	3/15/28	10,400,000	HKD	43,093
Receive Floating rate 3-Month-TAIBOR
Pay Fixed rate 1.16%	Quarterly	3/15/28	73,200,000	TWD	29,755
Receive Floating rate 3-Month-TAIBOR
Pay Fixed rate 1.17%	Quarterly	3/15/28	36,600,000	TWD	14,144
Receive Floating rate China 7-Day Repo
Pay Fixed rate 2.83%	Quarterly	3/15/28	4,600,000	CNY	3,950
Receive Floating rate China 7-Day Repo
Pay Fixed rate 2.83%	Quarterly	3/15/28	35,240,000	CNY	29,333
Receive Floating rate China 7-Day Repo
Pay Fixed rate 2.93%	Quarterly	3/15/28	1,800,000	CNY	308
Receive Floating rate China 7-Day Repo
Pay Fixed rate 2.99%	Quarterly	3/15/28	9,000,000	CNY	(1,729)
Receive Fixed 3.28%
Pay Floating 3-Month-KDR	Quarterly	4/19/28	3,103,190,226	KRW	(38,563)
Receive Fixed 3.49%
Pay Floating 3-Month-KDR	Quarterly	4/19/28	2,346,809,774	KRW	(11,994)
Receive Fixed 4.95%
Pay Floating rate 6-Month-WIBOR	Semi-Annually	4/19/28	14,800,000	PLN	136,279

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts (continued)
Receive Fixed 5.00%
Pay Floating rate CLP TNA	Semi-Annually	4/19/28	2,785,289,141	CLP	$146,445
Receive Floating 3-Month-KLIBOR
Pay Fixed rate 3.98%	Quarterly	6/15/28	4,700,000	MYR	(10,479)
Receive Fixed 3.42%
Pay Floating rate Overnight SOFR	Annually	6/21/28	270,000		(5,293)
Receive Fixed 3.43%
Pay Floating rate Overnight SOFR	Annually	6/21/28	1,360,000		(26,028)
Receive Fixed 3.46%
Pay Floating rate Overnight SIBCSORA	Semi-Annually	6/21/28	600,000	SGD	1,153
Receive Fixed 3.66%
Pay Floating rate Overnight SOFR	Annually	6/21/28	1,128,000		(9,951)
Receive Fixed 4.57%
Pay Floating rate 3-Month-BKBM	Quarterly	6/21/28	1,100,000	NZD	(6,547)
Receive Floating 3-Month-KLIBOR
Pay Fixed rate 3.54%	Quarterly	6/21/28	2,860,000	MYR	5,974
Receive Floating 3-Month-KLIBOR
Pay Fixed rate 3.60%	Quarterly	6/21/28	5,800,000	MYR	8,760
Receive Floating 3-Month-KLIBOR
Pay Fixed rate 3.67%	Quarterly	6/21/28	1,920,000	MYR	1,583
Receive Floating MIBOR
Pay Fixed rate 6.41%	Semi-Annually	6/21/28	81,000,000	INR	11,729
Receive Floating MIBOR
Pay Fixed rate 6.41%	Semi-Annually	6/21/28	81,000,000	INR	11,812
Receive Floating MIBOR
Pay Fixed rate 6.47%	Semi-Annually	6/21/28	82,000,000	INR	9,390
Receive Floating 3-Month-KDR
Pay Fixed rate 2.98%	Quarterly	7/17/28	820,000,000	KRW	17,890
Receive Floating 3-Month-KDR
Pay Fixed rate 3.81%	Quarterly	9/28/28	1,220,000,000	KRW	(6,007)
Receive Fixed 3.80%
Pay Floating 3-Month-KDR	Quarterly	12/16/28	3,046,000,000	KRW	14,205
Receive Fixed 3.85%
Pay Floating 3-Month-KDR	Quarterly	12/16/28	2,537,600,000	KRW	13,591
Receive Floating 3-Month-KDR
Pay Fixed rate 2.91%	Quarterly	12/16/28	5,583,600,000	KRW	38,043
Receive Floating Overnight MUTSCALM
Pay Fixed rate 0.71%	Annually	12/20/28	8,000,000	JPY	(327)
Receive Floating Overnight MUTSCALM
Pay Fixed rate 0.75%	Annually	6/20/30	134,000,000	JPY	(3,718)
Receive Fixed 1.17%
Pay Floating 3-Month-KDR	Quarterly	12/16/30	340,500,000	KRW	7,654
Receive Fixed 1.53%
Pay Floating 3-Month-KDR	Quarterly	6/16/31	207,200,000	KRW	4,881
Receive Floating rate 1 Year-SOFR
Pay Fixed rate 1.52%	Annually	3/08/32	4,000,000		687,232
Receive Fixed 0.77%
Pay Floating rate 6 Month-EURIBOR	Annually	3/17/32	2,308,338	EUR	(203,865)
Receive Fixed 0.98%
Pay Floating rate 6 Month-EURIBOR	Annually	3/17/32	1,042,890	EUR	(91,608)
Receive Floating rate 6 Month-EURIBOR
Pay Fixed rate 2.78%	Semi-Annually	3/17/32	1,454,000	EUR	15,800
Receive Fixed 2.60%
Pay Floating rate 6 Month-EURIBOR	Semi-Annually	9/15/32	2,236,000	EUR	(42,803)
Receive Fixed 2.71%
Pay Floating rate 6 Month-EURIBOR	Semi-Annually	9/15/32	1,190,000	EUR	(17,457)
Receive Fixed 2.88%
Pay Floating rate 6 Month-EURIBOR	Semi-Annually	9/15/32	1,276,000	EUR	(9,511)
Receive Fixed 8.47%
Pay Floating Banxico Mexico 1 Month Rate	Monthly	10/12/32	37,000,000	MXN	(65,728)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts (continued)
Receive Fixed 8.72%
Pay Floating Banxico Mexico 1 Month Rate	Monthly	10/12/32	21,700,000	MXN	$(19,039)
Receive Fixed 9.07%
Pay Floating JIBAR	Quarterly	10/25/32	19,017,434	ZAR	(8,361)
Receive Floating rate Overnight SIBCSORA
Pay Fixed rate 2.72%	Semi-Annually	12/15/32	700,000	SGD	7,744
Receive Floating rate Overnight SIBCSORA
Pay Fixed rate 2.84%	Semi-Annually	12/15/32	700,000	SGD	5,313
Receive Floating rate 6 Month-EURIBOR
Pay Fixed rate 2.70%	Semi-Annually	12/20/32	700,000	EUR	10,732
Receive Floating rate 1 Year-SOFR
Pay Fixed rate 3.17%	Annually	1/24/33	2,900,000		(118,911)
Receive Fixed 2.70%
Pay Floating rate 6 Month-EURIBOR	Semi-Annually	3/15/33	1,344,000	EUR	(20,915)
Receive Fixed 2.75%
Pay Floating rate 6 Month-EURIBOR	Semi-Annually	3/15/33	270,000	EUR	(3,663)
Receive Floating MIBOR
Pay Fixed rate 6.31%	Semi-Annually	3/15/33	115,000,000	INR	52,128
Receive Floating MIBOR
Pay Fixed rate 6.54%	Semi-Annually	3/15/33	46,000,000	INR	11,073
Receive Floating Overnight MUTSCALM
Pay Fixed rate 1.23%	Annually	3/15/33	66,000,000	JPY	587
Receive Floating rate Overnight SOFR
Pay Fixed rate 3.16%	Annually	3/15/33	1,192,000		47,128
Receive Floating rate Overnight SOFR
Pay Fixed rate 3.30%	Annually	3/15/33	596,000		16,805
Receive Floating rate Overnight SOFR
Pay Fixed rate 3.32%	Annually	3/15/33	596,000		16,068
Receive Floating rate Overnight SOFR
Pay Fixed rate 3.39%	Annually	3/15/33	598,000		12,275
Receive Fixed 8.05%
Pay Floating Banxico Mexico 1 Month Rate	Monthly	4/06/33	26,200,000	MXN	(81,734)
Receive Fixed 8.07%
Pay Floating Banxico Mexico 1 Month Rate	Monthly	4/06/33	26,200,000	MXN	(79,409)
Receive Fixed 4.00%
Pay Floating rate 6-Month-CZEONIA	Semi-Annually	4/19/33	52,000,000	CZK	146,049
Receive Fixed 0.98%
Pay Floating rate Overnight MUTSCALM	Annually	4/20/33	34,000,000	JPY	2,818
Receive Floating Overnight MUTSCALM
Pay Fixed rate 0.94%	Annually	4/20/33	52,200,000	JPY	(2,805)
Receive Fixed 3.29%
Pay Floating rate Overnight SOFR	Annually	6/21/33	482,000		(12,005)
Receive Fixed 3.32%
Pay Floating rate Overnight SOFR	Annually	6/21/33	1,630,000		3,271
Receive Fixed 4.42%
Pay Floating 6-Month-BBSW	Semi-Annually	6/21/33	360,000	AUD	(1,841)
Receive Fixed 4.42%
Pay Floating 6-Month-BBSW	Semi-Annually	6/21/33	350,000	AUD	(1,723)
Receive Fixed 4.44%
Pay Floating 6-Month-BBSW	Semi-Annually	6/21/33	358,000	AUD	(1,354)
Receive Fixed 4.53%
Pay Floating 6-Month-BBSW	Semi-Annually	6/21/33	360,000	AUD	381
Receive Floating Overnight MUTSCALM
Pay Fixed rate 0.89%	Annually	6/21/33	66,800,000	JPY	(134)
Receive Floating Overnight MUTSCALM
Pay Fixed rate 0.92%	Annually	6/21/33	68,600,000	JPY	(1,596)
Receive Floating Overnight MUTSCALM
Pay Fixed rate 0.92%	Annually	6/21/33	42,000,000	JPY	(1,067)
Receive Floating rate Overnight SOFR
Pay Fixed rate 3.41%	Annually	6/21/33	608,000		9,133

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts (continued)
Receive Floating rate Overnight SOFR
Pay Fixed rate 3.31%	Annually	12/20/33	172,000		$2,274
Receive Floating rate Overnight SOFR
Pay Fixed rate 3.33%	Annually	3/20/34	734,000		4,727
Receive Floating rate Overnight SOFR
Pay Fixed rate 3.33%	Annually	3/20/34	740,000		4,795
Receive Floating Overnight MUTSCALM
Pay Fixed rate 1.09%	Annually	3/15/38	111,500,000	JPY	(4,123)
Receive Floating 3-Month-KDR
Pay Fixed rate 1.15%	Quarterly	12/16/40	177,000,000	KRW	(5,258)
Receive Floating 3-Month-KDR
Pay Fixed rate 1.57%	Quarterly	6/16/41	108,000,000	KRW	(3,505)
Receive Fixed 2.61%
Pay Floating rate 6 Month-EURIBOR	Semi-Annually	3/17/42	888,000	EUR	(17,484)
Receive Floating rate 6 Month-EURIBOR
Pay Fixed rate 0.74%	Semi-Annually	3/17/42	1,098,871	EUR	162,617
Receive Floating rate 6 Month-EURIBOR
Pay Fixed rate 0.94%	Semi-Annually	3/17/42	558,230	EUR	75,008
Receive Fixed 2.88%
Pay Floating rate 6 Month-EURIBOR	Annually	9/15/42	1,570,000	EUR	62,000
Receive Fixed 3.21%
Pay Floating rate Overnight SOFR	Annually	9/15/42	1,628,000		(10,486)
Receive Floating rate 6 Month-EURIBOR
Pay Fixed rate 2.21%	Semi-Annually	9/15/42	764,000	EUR	33,207
Receive Floating rate 6 Month-EURIBOR
Pay Fixed rate 2.23%	Semi-Annually	9/15/42	274,000	EUR	11,547
Receive Floating rate 6 Month-EURIBOR
Pay Fixed rate 2.43%	Semi-Annually	9/15/42	720,000	EUR	20,465
Receive Floating rate Overnight SOFR
Pay Fixed rate 3.08%	Annually	9/15/42	1,628,000		23,004
Receive Fixed 1.30%
Pay Floating rate Overnight MUTSCALM	Annually	3/15/43	36,000,000	JPY	5,957
Receive Floating rate 6 Month-EURIBOR
Pay Fixed rate 2.37%	Semi-Annually	3/16/43	810,000	EUR	23,134
Receive Floating rate 6 Month-EURIBOR
Pay Fixed rate 2.42%	Semi-Annually	3/16/43	164,000	EUR	4,085
Receive Floating rate Overnight SOFR
Pay Fixed rate 3.28%	Annually	6/15/43	1,048,000		(228)
Receive Floating rate 6 Month-EURIBOR
Pay Fixed rate 0.44%	Semi-Annually	10/27/51	430,000	EUR	14,227
Receive Fixed 1.51%
Pay Floating rate 6 Month-EURIBOR	Semi-Annually	9/16/52	558,000	EUR	(24,859)
Receive Floating rate 6 Month-EURIBOR
Pay Fixed rate 1.15%	Semi-Annually	9/16/52	200,000	EUR	15,095
Receive Floating rate 6 Month-EURIBOR
Pay Fixed rate 1.25%	Semi-Annually	9/16/52	204,000	EUR	13,685
Receive Floating rate 6 Month-EURIBOR
Pay Fixed rate 1.27%	Semi-Annually	9/16/52	542,000	EUR	35,661
Receive Floating rate Overnight SOFR
Pay Fixed rate 2.85%	Annually	3/15/53	660,000		48,684
Receive Floating rate Overnight SOFR
Pay Fixed rate 2.89%	Annually	3/15/53	320,000		21,520
Receive Floating rate Overnight SOFR
Pay Fixed rate 2.96%	Annually	3/15/53	334,000		17,800
Receive Fixed 1.51%
Pay Floating rate Overnight MUTSCALM	Annually	6/16/53	56,000,000	JPY	7,377
Receive Fixed 1.52%
Pay Floating rate Overnight MUTSCALM	Annually	6/16/53	36,400,000	JPY	4,966
Receive Fixed 1.57%
Pay Floating rate Overnight MUTSCALM	Annually	6/16/53	59,800,000	JPY	10,752

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)

				Value/Unrealized
	Payment	Maturity	Notional	Appreciation
Description	Frequency	Date	Amount*	(Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Floating rate Overnight SOFR
Pay Fixed rate 2.97%	Annually	6/21/53	64,000	$2,850
Receive Floating rate Overnight SOFR
Pay Fixed rate 2.98%	Annually	6/21/53	320,000	14,072
Receive Floating rate Overnight SOFR
Pay Fixed rate 3.01%	Annually	6/21/53	210,000	7,724
Receive Floating rate Overnight SOFR
Pay Fixed rate 2.83%	Annually	9/20/53	104,000	6,709
Receive Floating rate Overnight SOFR
Pay Fixed rate 2.91%	Annually	9/20/53	158,000	7,806

Total Interest Rate Swap Contracts				$549,486

*In U.S. dollars unless otherwise indicated.

At February 28, 2023, the Fund had the following total return swap contracts outstanding.

Total Return Swap Contracts

							Value/Unrealized
		Payment	Counter-	Maturity	Notional		Appreciation
Underlying Instrument	Financing Rate	Frequency	party	Date	Value*		(Depreciation)

OTC Swap Contracts

Equity Contracts - Long[a]
1+1 AG INH ON	1-Month EURIBOR + 0.25%	Monthly	JPHQ	1/30/24	132,761	EUR	$ (15,689)
3i Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	203,601	GBP	95,876
7C Solarparken AG	Euro STR + 0.35%	Monthly	JPHQ	11/06/23	64,761	EUR	(8,022)
A.P. Moller - Maersk	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/23	522,266	DKK	2,694
A1 Telekom Austria AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	154,535	EUR	31,686
Aalberts NV	1-Month EURIBOR + 0.25%	Monthly	JPHQ	2/28/24	52,895	EUR	(433)
AcadeMedia AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,079,258	SEK	6,669
Activision Blizzard	1-Day FEDEF + 0.30%	Monthly	BOFA	1/26/24	777,750		(2,027)
AddLife AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/02/23	2,617,705	SEK	(19,548)
ADvTECH Ltd.	1-Day SABOR + 0.30%	Monthly	MSCS	7/17/23	910,076	ZAR	7,196
Aegon NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	34,058	EUR	1,125
African Rainbow Minerals Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/30/23	848,238	ZAR	1,036
AIB Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	28,343	GBP	24,913
Air France-KLM	1-Day EONIA + 0.30%	Monthly	MSCS	10/02/23	158,667	EUR	60,312
Airtel Africa PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	255,935	GBP	(61,795)
Aker Solutions ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	1,593,281	NOK	27,116
Albemarle Corp.	OBFR + 0.25%	Monthly	MSCS	2/26/24	21,135	EUR	37
Albertsons Cos. Inc.	1-Day FEDEF + 0.30%	Monthly	BOFA	1/30/24	286,272		(938)
Allfunds Group PLC	Euro STR + 0.30%	Monthly	BOFA	3/01/24	79,665	EUR	(288)
Altra	1-Day FEDEF + 0.30%	Monthly	BOFA	1/30/24	1,046,010		(3,837)
Altra	1-Day FEDEF + 0.30%	Monthly	BOFA	2/24/24	246,120		–
Amadeus Fire AG	Euro STR + 0.35%	Monthly	JPHQ	1/31/24	60,491	EUR	(2,094)
Ambea AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	2,176,192	SEK	(49,619)
AMC Entertainment Holdings	1-Day FEDEF + 0.30%	Monthly	BOFA	1/30/24	62,100		(220)
American Equity Investments	1-Day FEDEF + 0.30%	Monthly	BOFA	2/01/24	299,880		(914)
Amyris	1-Day FEDEF + 0.70%	Monthly	BOFA	2/01/24	149,847		2,914
Anadolu Efes	1-Day FEDEF + 1.25%	Monthly	MSCS	1/22/24	89,078		(2,218)
Anadolu Grubu	1-Day FEDEF + 0.30%	Monthly	MSCS	11/27/23	109,937		(14,777)
Andritz AG	Euro STR + 0.35%	Monthly	JPHQ	7/14/23	231,357	EUR	26,779
AO World PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/30/23	105,358	GBP	14,685
Aperam SA	Euro STR + 0.35%	Monthly	JPHQ	11/27/23	34,337	EUR	4,793
Arcadis	Euro STR + 0.35%	Monthly	JPHQ	9/22/23	93,828	EUR	10,498

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

							Value/Unrealized
		Payment	Counter-	Maturity	Notional		Appreciation
Underlying Instrument	Financing Rate	Frequency	party	Date	Value*		(Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Arcelormittal	Euro STR + 0.25%	Monthly	JPHQ	2/28/24	71,296	EUR	$ 317
Arctic	1-Day FEDEF + 0.30%	Monthly	MSCS	11/27/23	47,855		1,058
Arise AB	1-Day SABOR + 0.70%	Monthly	SEBA	8/03/23	898,063	SEK	(18,871)
Ariston Holding NV	Euro STR + 0.35%	Monthly	JPHQ	11/29/23	76,830	EUR	(2,535)
ASBIS Kypros Ltd.	1-Day FEDEF + 0.30%	Monthly	MSCS	7/12/23	57,517		52,326
Ascencio	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	41,951	EUR	(1,059)
ASML Holding NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	126,862	EUR	19,537
ASR Nederland NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	48,487	EUR	(1,353)
Asseco Poland SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	220,820		33,250
Astral Foods Ltd.	1-Day SABOR + 0.30%	Monthly	MSCS	7/17/23	4,630,564	ZAR	(28,657)
AT&S Austria Technologie & Systemtechnik AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	243,185	EUR	(17,410)
Atlas Air Worldwide Holdings	1-Day FEDEF + 0.30%	Monthly	BOFA	2/17/24	2,056,524		(2,115)
Atlas Copco	1-Day FEDEF + 0.30%	Monthly	BOFA	1/31/24	617,472		(1,720)
Atoss Software AG	Euro STR + 0.35%	Monthly	JPHQ	8/01/23	102,403	EUR	10,826
Atresmedia Corporacion de Medios de Comunicacion SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/23	77,376	EUR	3,627
Attendo AB	1-Week STIBOR + 0.28%	Monthly	SEBA	1/08/24	886,697	SEK	320
Austevoll Seafood ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/12/23	1,863,450	NOK	6,127
AVI Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	10/03/23	3,253,619	ZAR	3,911
Axa SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	108,207	EUR	48,358
Axfood AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	392,110	SEK	(3,747)
Azimut Holding SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	166,803	EUR	10,694
B2Holding ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	1,181,078	NOK	(14,317)
Balfour Beatty	1-Day SONIA + 0.35%	Monthly	MSCS	9/18/23	193,178	GBP	31,252
Banca de Sabadell SA	1-Day EONIA + 0.35%	Monthly	MSCS	10/10/23	81,074	EUR	43,672
Banca Ifis SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	185,084	EUR	35,967
Banco Bilbao Vizcaya Argentaria SA	1-Day EONIA + 0.35%	Monthly	MSCS	9/29/23	97,242	EUR	42,248
Banco BPM SpA	Euro STR + 0.35%	Monthly	JPHQ	7/26/23	107,799	EUR	37,414
Bank Handlowy w Warszawie SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/14/23	62,448		35,518
Bank of Georgia Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/31/23	133,515	GBP	112,987
Barclays PLC	1-Day SONIA + 0.44%	Monthly	MSCS	7/17/23	107,037	GBP	25,850
Barco	Euro STR + 0.35%	Monthly	JPHQ	10/09/23	156,579	EUR	33,677
Bayerische Motoren Werke AG	Euro STR + 0.35%	Monthly	JPHQ	7/03/23	36,870	EUR	1,816
BE Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	885,617	SEK	19,216
Bell Food Group AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/23	149,634	CHF	19,122
Beneteau	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	117,517	EUR	78,263
Betsson AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,500,563	SEK	58,148
Bidvest Group Ltd.	1-Day SABOR + 0.35%	Monthly	MSCS	7/17/23	363,755	ZAR	1,253
Bilfinger SE	Euro STR + 0.35%	Monthly	JPHQ	12/06/23	134,213	EUR	40,512
Bilia AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,556,310	SEK	(10,727)
BioGaia AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,417,010	SEK	(10,233)
BioMarin Pharmaceutical Inc.	SOFR + 0.35%	Monthly	GSCO	2/23/24	119,405		(4,578)
Biotage AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,741,887	SEK	(40,418)
Black Knight Inc.	1-Day FEDEF + 0.40%	Monthly	MSCS	2/19/24	420,821		(30,665)
Block Inc.	1-Day FEDEF + 0.70%	Monthly	BOFA	5/15/23	165,922		(2,157)
Bloomsbury Publishing PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	62,400	GBP	2,855
BNP Paribas SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	80,770	EUR	48,073
Bogdanka SA	1-Day FEDEF + 0.30%	Monthly	MSCS	8/18/23	92,335		34,277
Bonheur ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	8/28/23	559,388	NOK	(13,522)
BPER Banca SpA	Euro STR + 0.35%	Monthly	JPHQ	9/25/23	157,463	EUR	55,041
Bravida Holding AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/01/23	2,170,895	SEK	18,415
Brederode	Euro STR + 0.35%	Monthly	JPHQ	11/21/23	51,956	EUR	3,179
Breedon Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	180,225	GBP	15,078
Brunel International NV	1-Week STIBOR + 0.28%	Monthly	JPHQ	7/17/23	88,975	EUR	20,080
Budimex SA	1-Day FEDEF + 0.30%	Monthly	MSCS	11/20/23	41,875		4,011
Burckhardt	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	84,669	CHF	11,673
C&C Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/24/23	67,432	GBP	(11,599)
Cairn Homes PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	54,347	GBP	(6,258)
Cairo Communication SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	67,427	EUR	5,781

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

							Value/Unrealized
		Payment	Counter-	Maturity	Notional		Appreciation
Underlying Instrument	Financing Rate	Frequency	party	Date	Value*		(Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
CapMan OYJ	Euro STR + 0.28%	Monthly	SEBA	7/17/23	55,063	EUR	$ 5,024
Card Factory PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	51,079	GBP	57,744
Cargotec OYJ	Euro STR + 0.28%	Monthly	SEBA	8/23/23	183,964	EUR	38,463
Carlsberg Group	1-Week CIBOR + 0.28%	Monthly	SEBA	9/12/23	756,183	DKK	8,230
Catena AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/17/23	732,167	SEK	2,060
Catena Media PLC	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,051,681	SEK	25,288
Cementir Holding NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	74,364	EUR	27,464
Central Asia Metals PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/25/23	54,937	GBP	12,949
CentralNic Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	113,122	GBP	9,317
Centrica PLC ORD	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	220,065	GBP	62,493
Cerillion	1-Day SONIA + 0.35%	Monthly	MSCS	11/29/23	13,373	GBP	(1,157)
Chemometec	1-Week CIBOR + 0.28%	Monthly	SEBA	11/15/23	1,572,406	DKK	(91,700)
Chemring Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	8/22/23	144,491	GBP	747
China Jushi Co. Ltd.	1-Day FEDEF + 0.30%	Monthly	MSCS	9/28/23	786,948		(22,287)
Ciech SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	55,148		34,208
Citycon OYJ	Euro STR + 0.28%	Monthly	SEBA	8/23/23	140,371	EUR	(1,015)
Clas Ohlson AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	3,041,567	SEK	(98,087)
CLIQ Digital AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	120,480	EUR	26,902
Cloetta AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	2,208,689	SEK	19,737
Coca-Cola Europacific Partners PLC	1-Day SONIA + 0.30%	Monthly	JPHQ	10/11/23	152,757	EUR	8,975
COFACE	1-Day EONIA + 0.30%	Monthly	MSCS	7/14/23	162,402	EUR	77,285
Coltene Holding AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/23	29,031	CHF	(1,980)
Commerzbank AG	Euro STR + 0.35%	Monthly	JPHQ	12/18/23	119,637	EUR	39,441
Compagnie des Alpes	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	117,351	EUR	(7,782)
Computacenter PLC ORD	1-Day SONIA + 0.35%	Monthly	MSCS	7/13/23	117,907	GBP	(827)
Construcciones y Auxiliar de Ferrocarriles	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/23	157,711	EUR	2,853
Coor Service Management Holding AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	2,910,991	SEK	(53,425)
Coupa Software	1-Day FEDEF + 0.30%	Monthly	BOFA	1/30/24	2,053,561		(6,380)
Crest Nicholson Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	89,165	GBP	2,918
CRH PLC ORD	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	105,448	GBP	44,547
CropEnergies AG	Euro STR + 0.35%	Monthly	JPHQ	10/18/23	165,263	EUR	(30,641)
CVS Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	10/30/23	32,391	GBP	(1,675)
Dampskibsselskabet Norden A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/23	374,881	DKK	15,543
Danieli & C Officine Meccaniche SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	189,605	EUR	42,626
Darktrace PLC	1-Day SONIA + 0.35%	Monthly	MSCS	12/04/23	114,142	GBP	(3,690)
DCC PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	244,601	GBP	(22,128)
DCP Midstream Partners LP	1-Day FEDEF + 1.00%	Monthly	MSCO	9/21/23	7,832,749		(13,443)
Derichebourg SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	196,189	EUR	20,301
Deutsche Bank AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	194,930	EUR	35,521
Deutsche Lufthansa AG	Euro STR + 0.35%	Monthly	JPHQ	9/06/23	90,244	EUR	33,187
DISH Network Corp.	1-Day FEDEF + 0.70%	Monthly	BOFA	2/24/24	288,951		198
DNO ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/14/23	2,751,978	NOK	(11,434)
Dogus Otomotiv	1-Day FEDEF + 1.25%	Monthly	MSCS	1/22/24	107,427		2,784
Drax Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	277,736	GBP	(18,372)
Duerr AG	Euro STR + 0.35%	Monthly	JPHQ	2/15/24	247,922	EUR	155
Dufry AG	Euro STR + 0.35%	Monthly	JPHQ	8/16/23	124,815	CHF	18,255
E.ON SE	1-Day EONIA + 0.40%	Monthly	MSCS	1/25/24	961,805	EUR	30,530
Econocom Group SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	33,967	EUR	4,383
Edenred	1-Day EONIA + 0.30%	Monthly	MSCS	10/02/23	126,320	EUR	15,138
EFG International AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/23	185,214	CHF	13,957
Eiffage SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	133,182	EUR	28,885
El.En. SpA	Euro STR + 0.35%	Monthly	JPHQ	7/13/23	121,346	EUR	27,187
Elecnor SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/23	30,487	EUR	1,120
Elementis PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/29/23	67,342	GBP	24,179
Elia Group SA	Euro STR + 0.35%	Monthly	JPHQ	7/28/23	116,831	EUR	(6,296)
Elis SA	1-Day EONIA + 0.30%	Monthly	MSCS	2/26/24	84,488	EUR	575
Elkem ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/13/23	3,251,229	NOK	82,046
Elmos Semiconductor SE	Euro STR + 0.35%	Monthly	JPHQ	7/18/23	114,923	EUR	55,335
Endesa SA	1-Day EONIA + 0.35%	Monthly	MSCS	1/12/24	132,339	EUR	79
Enea AB	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	272,167		(68,978)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

							Value/Unrealized
		Payment	Counter-	Maturity	Notional		Appreciation
Underlying Instrument	Financing Rate	Frequency	party	Date	Value*		(Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Energy Transfer LP	1-Month LIBOR + 0.50%	Monthly	CITI	10/18/23	90,194		$ 6,592
Energy Transfer LP	1-Month LIBOR + 0.90%	Monthly	GSCO	1/26/24	42,870		(138)
Energy Transfer LP	1-Month LIBOR + 0.90%	Monthly	GSCO	2/14/24	174,175		(2,770)
Engie SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/30/23	206,173	EUR	19,675
Engie SA	1-Day EONIA + 0.40%	Monthly	MSCO	9/25/23	2,755,393	EUR	116,908
EnQuest PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/23	102,577	GBP	(7,586)
Entain PLC	1-Day SONIA + 0.65%	Monthly	MSCO	2/08/24	377,081	GBP	(1,478)
Equinor ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	1,303,921	NOK	(9,913)
Eramet	1-Day EONIA + 0.30%	Monthly	MSCS	11/27/23	76,336	EUR	8,040
Ercros SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/23	82,176	EUR	11,342
Ergomed PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	46,304	GBP	7,264
Ericsson	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	2,078,727	SEK	(38,616)
ESG Core Investments BV	1-Day EONIA + 0.65%	Monthly	MSCO	9/06/23	41,835	EUR	(1,655)
Etsy Inc.	1-Day FEDEF + 0.70%	Monthly	BOFA	2/24/24	230,361		722
Eurobio Scientific SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	48,413	EUR	(8,453)
Eurocommercial Properties NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	249,609	EUR	7,022
Europris ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	1,394,694	NOK	39,138
EVS Broadcast Equipment SA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	33,566	EUR	881
Exor NV	Euro STR	Monthly	JPHQ	2/28/24	35,463	EUR	174
Exxaro Resources Ltd.	1-Day SABOR + 0.36%	Monthly	MSCS	7/17/23	741,354	ZAR	(1,648)
Fagron NV	Euro STR	Monthly	JPHQ	8/18/23	77,653	EUR	2,713
FD Technologies PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	45,203	GBP	3,831
First Horizon	1-Day FEDEF + 0.30%	Monthly	BOFA	1/26/24	2,372,743		(7,296)
FirstGroup PLC	1-Day SONIA + 0.35%	Monthly	MSCS	8/24/23	180,739	GBP	(17,487)
FLSmidth & Co. A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	10/19/23	516,077	DKK	29,924
Focus Financial Partners	1-Day FEDEF + 0.30%	Monthly	BOFA	2/05/24	373,392		(973)
ForFarmers	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	29,356	EUR	2,191
Forgerock	1-Day FEDEF + 0.30%	Monthly	BOFA	1/29/24	784,794		(2,523)
Foxtons Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/18/23	43,299	GBP	10,490
Galenica AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/23	111,158	CHF	1,677
Galliford Try Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	45,210	GBP	1,100
Gaslog Partners	1-Day FEDEF + 0.30%	Monthly	BOFA	1/31/24	72,880		(240)
[b]Gazprom PJSC ADR	1-Day FEDEF	Monthly	MSCS	1/31/24	–		–
Genfit	1-Day EONIA + 0.30%	Monthly	MSCS	11/01/23	50,734	EUR	3,295
Genmab A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/23	1,233,345	DKK	3,375
GEO Corrections Holdings Inc.	1-Day FEDEF + 0.70%	Monthly	BOFA	2/01/24	616,816		17,688
Gestamp Automocion SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/23	105,075	EUR	32,969
Getinge AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	717,255	SEK	3,456
GK Software SE	Euro STR + 0.35%	Monthly	JPHQ	8/07/23	38,440	EUR	6,857
Glanbia PLC	1-Day EONIA + 0.35%	Monthly	MSCS	10/27/23	1,176	EUR	21
Global Dominion Access SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/18/23	56,477	EUR	(9,507)
Greencore Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/12/23	117,553	GBP	16,731
Greggs PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	55,825	GBP	30,095
Grieg Seafood ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	3,164,313	NOK	(64,940)
Groupe Renault	1-Day EONIA + 0.30%	Monthly	MSCS	10/03/23	155,084	EUR	65,002
Grupa Azoty SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	86,781		14,887
Grupo Catalana Occidente	1-Day EONIA + 0.35%	Monthly	MSCS	11/10/23	69,572	EUR	2,739
GSK PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	116,427	GBP	12,158
Guerbet	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	42,231	EUR	(1,513)
Gulf Keystone Petroleum Ltd.	1-Day SONIA + 0.25%	Monthly	MSCS	7/17/23	98,930	GBP	9,673
H. Lundbeck A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/23	1,055,379	DKK	15,661
H+H International A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/23	671,480	DKK	(19,587)
Harbour Energy	1-Day SONIA + 0.35%	Monthly	MSCS	10/27/23	113,330	GBP	(21,956)
HeidelbergCement AG	1-Month EURIBOR + 0.40%	Monthly	JPHQ	7/17/23	113,178	EUR	39,026
Heijmans NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	176,494	EUR	33,349
Hemnet Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/02/23	1,392,632	SEK	13,238
Hensoldt AG	Euro STR + 0.35%	Monthly	JPHQ	8/23/23	105,447	EUR	45,923
Herbalife Nutrition Ltd.	1-Day FEDEF + 0.70%	Monthly	BOFA	2/16/24	406,043		757
HEXPOL AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/03/23	1,006,143	SEK	7,245
Hilton Food Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	10/18/23	21,400	GBP	4,326

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

							Value/Unrealized
		Payment	Counter-	Maturity	Notional		Appreciation
Underlying Instrument	Financing Rate	Frequency	party	Date	Value*		(Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Hochschild Mining PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	72,942	GBP	$ (7,158)
Hollywood Bowl Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	56,216	GBP	13,632
Home Capital	1-Day CORRA + 0.30%	Monthly	BOFA	2/01/24	553,476	CAD	151
Horizon Therapeutics PLC	1-Day FEDEF + 0.30%	Monthly	BOFA	1/26/24	2,642,651		(7,722)
HORNBACH Holding AG & Co. KGaA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	213,859	EUR	3,280
Huber + Suhner AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	181,764	CHF	(6,768)
Hugo Boss AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	104,751	EUR	40,376
IAA US	1-Day FEDEF + 0.30%	Monthly	BOFA	1/26/24	1,873,023		(5,185)
Illimity Bank	Euro STR + 0.35%	Monthly	JPHQ	11/13/23	112,830	EUR	(11,988)
IMAX	1-Day FEDEF + 0.70%	Monthly	BOFA	2/02/24	392,719		(1,352)
IMAX	1-Day FEDEF + 0.70%	Monthly	JPHQ	2/08/24	222,192	CHF	4,421
Immofinanz	Euro STR + 0.35%	Monthly	JPHQ	11/27/23	25,009	EUR	19
Inchcape PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/28/23	217,516	GBP	56,101
Indivior PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	189,981	GBP	(7,349)
Indra Sistemas SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/23	110,411	EUR	33,654
Industria de Diseno Textil Inditex SA	1-Day EONIA + 0.35%	Monthly	MSCS	8/22/23	43,678	EUR	8,294
Indutrade AB	1-Week STIBOR + 0.28%	Monthly	SEBA	3/01/24	270,920	SEK	(40)
Innovatec SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	126,837	EUR	(19,632)
Integra Corp.	1-Day FEDEF + 0.20%	Monthly	BOFA	2/16/24	241,207		(57)
Intervest Offices & Warehouses NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	67,610	EUR	(3,816)
Inwido AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	2,933,867	SEK	5,326
Ion Beam Applications SA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	40,794	EUR	13,149
IP Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	30,480	GBP	(9)
Ipsos Group SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	70,726	EUR	21,379
ISS A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/23	1,605,183	DKK	663
Iveco	Euro STR + 0.35%	Monthly	JPHQ	11/28/23	164,095	EUR	72,389
Jacquet Metals SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	30,160	EUR	8,031
Jet2 PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/18/23	233,818	GBP	102,412
Julius Baer	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	238,561	CHF	47,814
Just Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/23	179,312	GBP	23,660
Kap Industrial Holdings Ltd.	1-Day SABOR + 0.30%	Monthly	MSCS	7/17/23	2,767,052	ZAR	(23,297)
Keller Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	75,542	GBP	4,014
Kenmare Resources PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	52,268	GBP	8,120
Kernel Holding SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	69,839		(4,422)
Kesko Corp.	Euro STR + 0.28%	Monthly	SEBA	7/14/23	145,339	EUR	(14,257)
Kinepolis	Euro STR + 0.35%	Monthly	JPHQ	2/26/24	70,548	EUR	929
Klepierre SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/08/23	100,114	EUR	9,658
Koc Holding	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	175,787		118,812
Koenig & Bauer AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	53,876	EUR	16,058
Konecranes OYJ	Euro STR + 0.28%	Monthly	SEBA	11/22/23	80,404	EUR	8,819
Kongsberg Gruppen ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	465,300	NOK	15,415
Koninklijke Ahold Delhaize NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	231,783	EUR	8,056
Koninklijke BAM Groep NV	Euro STR + 0.35%	Monthly	JPHQ	8/14/23	75,246	EUR	14,568
Koninklijke KPN NV	Euro STR + 0.35%	Monthly	JPHQ	10/11/23	89,782	EUR	14,694
Krones AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	295,431	EUR	37,018
Kuehne + Nagel AG	Euro STR + 0.35%	Monthly	JPHQ	8/11/23	75,508	CHF	7,828
Lancashire Holdings Ltd.	1-Day SONIA + 0.35%	Monthly	MSCS	2/19/24	157,151	GBP	624
Lar Espana Real Estate SOCIMI SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/23	57,088	EUR	9,787
Lastminute.com Group	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/23	23,650	CHF	(346)
Legal & General Group PLC	1-Day SONIA + 0.30%	Monthly	MSCS	2/19/24	107,917	GBP	(1,294)
Leonardo SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	29,950	EUR	14,742
Leonteq AG	Euro STR + 0.35%	Monthly	JPHQ	7/14/23	176,934	CHF	38,505
LG Chem Ltd.	1-Day FEDEF + 0.30%	Monthly	MSCO	8/10/23	1,155,655		(26,001)
Liberty Media Corp.	1-Day FEDEF + 0.70%	Monthly	BOFA	10/15/23	1,736,351		(40,498)
Livent Corp.	1-Day FEDEF + 0.70%	Monthly	BOFA	2/05/24	1,385,468		3,842
Logista	1-Day EONIA + 0.35%	Monthly	MSCS	9/14/23	124,414	EUR	16,024
Lookers PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	46,033	GBP	11,605
Loomis AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/14/23	2,719,917	SEK	81,553
Lumentum Holdings	1-Day FEDEF + 0.70%	Monthly	BOFA	2/08/24	522,372		556
M.P. Evans Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	33,840	GBP	(555)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

							Value/Unrealized
		Payment	Counter-	Maturity	Notional		Appreciation
Underlying Instrument	Financing Rate	Frequency	party	Date	Value*		(Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Maire Tecnimont SpA	Euro STR + 0.35%	Monthly	JPHQ	8/14/23	160,870	EUR	$ 34,250
Maisons du Monde France SAS	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	94,914	EUR	25,564
Man Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/14/23	232,878	GBP	22,609
Map Aktif Adiperkasa PT	1-Day EONIA + 0.35%	Monthly	MSCS	2/26/24	64,102	EUR	517
Marks & Spencer Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	77,307	GBP	24,758
MAS PLC	1-Day SABOR + 0.30%	Monthly	MSCS	7/17/23	2,857,421	ZAR	8,055
Mavi Giyim Sanayi Ve Ticaret AS	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	105,942		13,208
Maxar Technologies Inc.	1-Day FEDEF + 0.30%	Monthly	BOFA	1/30/24	741,600		(2,336)
Media and Games Invest SE	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,139,754	SEK	(23,194)
Mediaset Espana Comunicacion SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/23	71,901	EUR	(1,968)
Melexis NV	Euro STR + 0.35%	Monthly	JPHQ	8/18/23	91,468	EUR	30,224
Mensch und Maschine Software SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	69,150	EUR	218
Mercedes-Benz Group AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	149,230	EUR	30,153
Mercialys SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	107,189	EUR	24,056
Merck KGaA	Euro STR + 0.35%	Monthly	JPHQ	7/14/23	205,067	EUR	370
Mercury Systems	1-Day FEDEF + 0.30%	Monthly	BOFA	2/05/24	131,897		(312)
MERLIN Properties SOCIMI SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/23	149,831	EUR	(4,963)
Mersen	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	98,244	EUR	50,403
Metall Zug AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	33,390	CHF	3,715
Migros Ticaret	1-Day FEDEF + 0.30%	Monthly	MSCS	9/08/23	86,605		19,839
Ming Yang	1-Day FEDEF + 0.30%	Monthly	MSCS	1/22/24	669,963		(39,189)
Mitchells & Butlers PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/23	4,917	GBP	743
Mitie Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	226,839	GBP	51,094
MLP SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	22,609	EUR	224
Moneysupermarket.com	1-Day SONIA + 0.35%	Monthly	MSCS	2/27/24	43,639	GBP	458
Morgan Advanced Materials	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	160,299	GBP	26,363
Morgan Sindall Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	198,366	GBP	(3,892)
Motus Holdings Ltd.	1-Day SABOR + 0.34%	Monthly	MSCS	7/17/23	2,606,448	ZAR	(7,987)
MPC Container Ships ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	749,604	NOK	(10,378)
MTN Group Ltd.	1-Day SABOR + 0.32%	Monthly	MSCS	7/13/23	3,179,148	ZAR	12,040
MTU Aero Engines AG	Euro STR + 0.35%	Monthly	JPHQ	8/01/23	89,224	EUR	25,188
Muenchener Rueckversicherungs Gesellschaft AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	63,672	EUR	1,251
National Express Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	8/25/23	155,218	GBP	(53,081)
National Grid PLC	1-Day SONIA + 0.40%	Monthly	MSCS	1/23/24	1,176,839	GBP	(14,562)
National Instruments	1-Day FEDEF + 0.30%	Monthly	BOFA	2/23/24	151,530		192
NatWest Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	122,423	GBP	32,211
NCC AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,866,021	SEK	(10,741)
Neinor Homes SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/23	116,548	EUR	(24,837)
NEPI Rockcastle NV	1-Day SABOR + 0.70%	Monthly	MSCS	11/17/23	2,186,289	ZAR	11,300
Netcare Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	10/02/23	2,123,494	ZAR	8,636
New Wave Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,052,822	SEK	21,200
New Work SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	64,490	EUR	14,191
Newriver Reit PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	121,206	GBP	1,999
Nexans	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	140,416	EUR	14,106
Next Fifteen Communications Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	110,498	GBP	9,077
Nilfisk Holding A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/12/23	379,154	DKK	(9,970)
NKT A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/23	934,224	DKK	(21,048)
NN Group NV	Euro STR + 0.35%	Monthly	JPHQ	7/14/23	222,752	EUR	(27,958)
Nokia Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/23	242,684	EUR	(6,401)
Nordea Bank ABP	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	829,510	SEK	7,973
Nordea Bank ABP	1-Week STIBOR + 0.28%	Monthly	SEBA	12/21/23	93,097	EUR	17,158
Norske Skog ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	1,120,131	NOK	5,951
Novo Nordisk AS	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/23	1,460,058	DKK	31,625
NSI NV	Euro STR + 0.35%	Monthly	JPHQ	11/27/23	68,818	EUR	(3,754)
Nuvasive	1-Day FEDEF + 0.30%	Monthly	BOFA	2/10/24	103,752		(191)
OC Oerlikon	1-Day SARON + 0.35%	Monthly	JPHQ	10/19/23	62,256	CHF	(5,693)
OCI NV	Euro STR + 0.35%	Monthly	JPHQ	7/12/23	147,424	EUR	(22,599)
ODAS Elektrik Uretim ve Sanayi Ticaret AS	1-Day FEDEF + 0.30%	Monthly	MSCS	8/24/23	130,746		(11,247)
Okea ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	1,927,765	NOK	(28,945)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

							Value/Unrealized
		Payment	Counter-	Maturity	Notional		Appreciation
Underlying Instrument	Financing Rate	Frequency	party	Date	Value*		(Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Omnia Holdings Ltd.	1-Day SABOR + 0.31%	Monthly	MSCS	7/17/23	3,006,232	ZAR	$ (16,138)
OMV AG	Euro STR + 0.35%	Monthly	JPHQ	7/13/23	39,732	EUR	(3,130)
On The Beach Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	189,805	GBP	92,792
Ontex Group NV	Euro STR + 0.35%	Monthly	JPHQ	11/27/23	20,582	EUR	3,852
Ordina NV	Euro STR + 0.35%	Monthly	JPHQ	7/13/23	167,617	EUR	12,129
Oriola Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/23	52,323	EUR	(14,554)
ORIOR AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	75,186	CHF	3,583
ORSERO	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	63,946	EUR	1,248
OSB Group	1-Day SONIA + 0.35%	Monthly	MSCS	9/12/23	182,060	GBP	36,906
Osram Licht AG	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/23	131,123	CHF	5,823
Outokumpu OYJ	Euro STR + 0.28%	Monthly	SEBA	7/25/23	134,284	EUR	52,073
OVS SpA	Euro STR + 0.35%	Monthly	JPHQ	7/26/23	201,638	EUR	30,593
OZAK GMYO	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	158,401		24,316
Pagegroup PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	109,094	GBP	2,125
Palo Alto Networks Inc.	1-Day FEDEF + 0.70%	Monthly	BOFA	7/01/23	2,116,847		(8,420)
Pan African Resources PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	189,540	GBP	(63,400)
Pandox AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/01/23	1,909,245	SEK	3,081
Paragon Banking Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	2/01/24	186,373	GBP	2,504
Parsons Corp.	1-Day FEDEF + 0.70%	Monthly	BOFA	2/09/24	1,094,848		3,110
Patrizia	Euro STR + 0.35%	Monthly	JPHQ	11/27/23	89,666	EUR	6,291
Per Aarsleff Holding A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/23	718,751	DKK	47,221
Peugeot Invest SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	110,625	EUR	23,506
PGE Polska Grupa Energetyczna SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/14/23	213,093		(26,892)
PORR AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	76,633	EUR	17,313
Poste Italiane SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	184,287	EUR	15,741
PPC Ltd.	1-Day SABOR + 0.32%	Monthly	MSCS	7/17/23	1,185,162	ZAR	8,828
Premier Foods PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	37,576	GBP	2,064
Progress Software Corp.	1-Day FEDEF + 0.70%	Monthly	BOFA	2/05/24	545,612		684
Proximus	Euro STR + 0.35%	Monthly	JPHQ	1/05/24	71,924	EUR	(6,150)
Prysmian SpA	Euro STR + 0.35%	Monthly	JPHQ	8/22/23	91,115	EUR	12,043
PSI Software AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	61,295	EUR	5,594
PSP	1-Day SARON + 0.35%	Monthly	JPHQ	11/29/23	16,140	CHF	13
PVA TePla AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	115,401	EUR	12,558
QIAGEN NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	153,454	EUR	(4,052)
QinetiQ Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/10/23	140,601	GBP	(4,817)
Quadient	1-Day EONIA + 0.30%	Monthly	MSCS	11/27/23	45,698	EUR	3,816
Qualtrics International	1-Day FEDEF + 0.30%	Monthly	BOFA	2/02/24	223,344		(573)
Ramsay Health Care Ltd.	1-Month BBSW + 0.40%	Monthly	BZWS	4/21/23	383,092	AUD	(2,020)
Rana Gruber ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	341,973	NOK	14,694
Randstad NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	89,188	EUR	8,782
Redefine Properties Ltd.	1-Day SABOR + 0.31%	Monthly	MSCS	7/12/23	345,890	ZAR	(32)
Renew Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	60,490	GBP	582
Renewi PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	104,061	GBP	5,497
Repsol SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/12/23	100,735	EUR	24,142
Resilient REIT	1-Day SABOR + 0.70%	Monthly	MSCS	11/28/23	2,289,215	ZAR	(2,716)
Retail Estates NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	125,684	EUR	19,432
Rexel	1-Day EONIA + 0.30%	Monthly	MSCS	7/13/23	148,388	EUR	82,495
Richemont	1-Day SARON + 0.35%	Monthly	JPHQ	7/31/23	130,834	CHF	52,020
Rightmove PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	138,662	GBP	(4,850)
Roche	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	258,091	CHF	(63,536)
Rockwool A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/23	1,183,311	DKK	(10,192)
Rothschild & Co.	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	46,509	EUR	22,210
RWE AG	1-Day EONIA + 0.40%	Monthly	MSCS	1/25/24	603,884	EUR	16,885
SA Corporate Real Estate Ltd.	1-Day SABOR + 0.34%	Monthly	MSCS	7/17/23	981,653	ZAR	663
Saab AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	811,051	SEK	39,360
Sagax AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/24/23	1,942,161	SEK	16,010
Saint Gobain	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	134,555	EUR	51,524
Sanlorenzo	Euro STR + 0.35%	Monthly	JPHQ	8/25/23	120,783	EUR	33,217
Sappi Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	11/27/23	2,980,761	ZAR	(9,385)
Saras	Euro STR + 0.35%	Monthly	JPHQ	11/27/23	26,122	EUR	5,068

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

							Value/Unrealized
		Payment	Counter-	Maturity	Notional		Appreciation
Underlying Instrument	Financing Rate	Frequency	party	Date	Value*		(Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Sartorius AG	1-Day EONIA + 0.30%	Monthly	JPHQ	7/19/23	151,196	EUR	$ 4,037
Sasol Ltd.	1-Day SABOR + 0.33%	Monthly	MSCS	7/17/23	3,901,808	ZAR	(42,328)
SAVILLS PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	223,454	GBP	(1,597)
Scandi Standard AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	818,597	SEK	32,210
Schindler	1-Day SARON + 0.35%	Monthly	JPHQ	11/29/23	83,887	CHF	16,040
Scout24 SE	Euro STR + 0.35%	Monthly	JPHQ	12/06/23	176,948	EUR	6,357
SESA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	156,156	EUR	13,590
SFS Group AG	1-Day SARON + 0.35%	Monthly	JPHQ	2/08/24	211,042	CHF	578
Shaw Communications	1-Day CORRA + 0.30%	Monthly	BOFA	1/31/24	3,225,648	CAD	(6,855)
Sibanye Stillwater Ltd.	1-Day SABOR + 0.31%	Monthly	MSCS	7/14/23	3,307,773	ZAR	(10,318)
Siegfried	1-Day SARON + 0.35%	Monthly	JPHQ	11/09/23	131,560	CHF	4,301
Siemens Energy AG	Euro STR + 0.35%	Monthly	JPHQ	12/06/23	117,185	EUR	5,198
Siemens Energy AG	Euro STR + 0.35%	Monthly	MSCS	3/01/24	74,719	EUR	(176)
Signify NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	146,700	EUR	14,074
SII	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	69,525	EUR	8,708
Silicon Motion Technology	1-Day FEDEF + 0.30%	Monthly	BOFA	1/29/24	806,640		(2,366)
Sinoma Science	1-Day FEDEF + 0.30%	Monthly	MSCS	2/05/24	339,212		(23,261)
SIPEF	Euro STR + 0.35%	Monthly	JPHQ	7/13/23	41,075	EUR	928
Sixt SE	Euro STR + 0.35%	Monthly	JPHQ	2/15/24	69,588	EUR	4,673
SMCP SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	104,052	EUR	42,569
Snam SpA	Euro STR + 0.35%	Monthly	JPHQ	10/13/23	85,903	EUR	(507)
Societe Generale SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	154,145	EUR	56,671
Solar A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/13/23	1,151,423	DKK	(5,784)
Solvay	Euro STR + 0.35%	Monthly	JPHQ	10/09/23	201,541	EUR	18,204
Sonova	Euro STR + 0.35%	Monthly	JPHQ	7/31/23	161,361	CHF	(6,670)
Sopra Steria Group SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	208,422	EUR	66,757
Southern Co.	1-Day FEDEF + 0.70%	Monthly	BOFA	2/28/24	830,361		2,230
Speedy Hire PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	97,556	GBP	(14,952)
Spirit Airlines	1-Day FEDEF + 0.30%	Monthly	BOFA	2/02/24	252,816		(757)
SSAB AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	692,188	SEK	30,828
SSE PLC	1-Day SONIA + 0.40%	Monthly	MSCS	9/26/23	890,205	GBP	4,479
SSP Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	12/04/23	128,796	GBP	16,643
Stadler Rail AG	Euro STR + 0.35%	Monthly	JPHQ	7/31/23	181,221	CHF	25,865
Standard Chartered PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	56,826	GBP	23,778
STEF	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	54,544	EUR	6,663
Stellantis NV	Euro STR + 0.35%	Monthly	JPHQ	7/12/23	172,266	EUR	37,664
SThree PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/12/23	141,846	GBP	35,329
STMicroelectronic NV	Euro STR	Monthly	JPHQ	2/28/24	35,656	EUR	(114)
Stockmann PLC	Euro STR + 0.28%	Monthly	SEBA	7/12/23	144,921	EUR	(36,848)
Stolt-Nielsen Ltd.	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	620,980	NOK	33,797
Stora Enso Oyj	Euro STR + 0.28%	Monthly	SEBA	10/23/23	125,887	EUR	(3,944)
Storskogen Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/23	1,066,392	SEK	2,194
STRABAG SE	Euro STR + 0.35%	Monthly	JPHQ	7/12/23	166,110	EUR	(8,798)
Sulzer Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	11/10/23	213,176	CHF	24,620
Sungrow Power	1-Day FEDEF + 0.30%	Monthly	MSCS	7/10/23	725,344		3,433
Sureserve Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	28,625	GBP	18
SUSE SA	Euro STR + 0.35%	Monthly	JPHQ	1/31/24	133,757	EUR	4,389
SUSS MicroTec SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	78,825	EUR	54,441
Swatch Group Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/23	152,334	CHF	40,393
Swedish Orphan Biovitrum AB	1-Week STIBOR + 0.65%	Monthly	SEBA	7/13/23	2,944,268	SEK	21,784
Swiss Life Holding AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/23	124,248	CHF	20,130
Swissquote Group Holding SA	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/23	73,272	CHF	17,119
Sydbank A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/23	746,096	DKK	67,037
Sylvania Platinum Ltd.	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	86,149	GBP	29,453
Synlab AB	1-Month EURIBOR + 0.25%	Monthly	JPHQ	12/06/23	73,500	EUR	(29,791)
Talanx AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	243,668	EUR	29,743
Tauron Polska Energia SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	75,582		(11,230)
TBC Bank Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	54,253	GBP	65,751
TeamViewer AG	Euro STR + 0.35%	Monthly	JPHQ	8/01/23	216,129	EUR	82,349
Technip Energies NV	1-Day EONIA + 0.30%	Monthly	MSCS	8/07/23	162,467	EUR	80,808

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

							Value/Unrealized
		Payment	Counter-	Maturity	Notional		Appreciation
Underlying Instrument	Financing Rate	Frequency	party	Date	Value*		(Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Tegna Inc.	1-Day FEDEF + 0.30%	Monthly	BOFA	1/29/24	834,869		$ –
Telecom Plus PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/06/23	150,247	GBP	(5,279)
Telephone & Data Systems Inc.	1-Day FEDEF + 0.30%	Monthly	BOFA	2/10/24	304,560		(460)
Ten Square Games	1-Day FEDEF + 1.25%	Monthly	MSCS	1/05/24	94,514		(9,759)
Tessenderlo Group	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	95,475	EUR	1,783
TF1 Group	1-Day EONIA + 0.30%	Monthly	MSCS	7/12/23	271,549	EUR	29,944
Thales	1-Day EONIA + 0.30%	Monthly	MSCS	8/23/23	46,726	EUR	7,876
Tharisa PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	32,680	GBP	1,765
Thungela Resources Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/23/23	2,503,010	ZAR	(48,605)
ThyssenKrupp AG	Euro STR + 0.35%	Monthly	JPHQ	11/27/23	77,997	EUR	13,337
Tiger Brands Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	1/25/24	4,408,586	ZAR	13,841
Toshiba Corp.	1-Day MUTSCALM + 0.55%	Monthly	MSCO	8/25/23	62,733,227	JPY	(74,133)
TotalEnergies SE	1-Day EONIA + 0.30%	Monthly	MSCS	12/18/23	50,148	EUR	1,318
Trainline PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	184,433	GBP	(50,394)
Transocean Ltd.	1-Day FEDEF + 0.70%	Monthly	BOFA	2/10/24	1,348,122		35,030
Transtema Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	536,595	SEK	12,299
Trelleborg AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	725,151	SEK	17,354
TUI AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	89,046	EUR	12,742
Tullow Oil PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	73,726	GBP	(20,019)
Turkiye Hava Yollari	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	42,369		44,158
Tyler Technologies Inc.	SOFR + 0.35%	Monthly	GSCO	2/23/24	134,069		2,646
U.S. Steel	SOFR + 0.35%	Monthly	GSCO	2/23/24	1,665,182		117,694
u-blox AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/23	224,979	CHF	(23,710)
UBS Group AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/23	262,299	CHF	53,719
Umicore	Euro STR + 0.35%	Monthly	JPHQ	11/21/23	107,861	EUR	(8,364)
UniCredit SpA	Euro STR + 0.35%	Monthly	JPHQ	9/25/23	78,945	EUR	41,956
Unipol Gruppo SpA	Euro STR + 0.35%	Monthly	JPHQ	7/14/23	261,476	EUR	21,977
United Internet AG	Euro STR + 0.35%	Monthly	JPHQ	1/31/24	184,620	EUR	(4,220)
Univar Solutions	1-Day FEDEF + 0.30%	Monthly	BOFA	2/10/24	139,695		(251)
Universal Music Group NV	Euro STR + 0.35%	Monthly	JPHQ	10/12/23	73,341	EUR	6,958
Uponor OYJ	Euro STR + 0.28%	Monthly	SEBA	7/17/23	23,289	EUR	7,198
Valiant	Euro STR + 0.35%	Monthly	JPHQ	7/12/23	136,663	CHF	9,803
Var Energi	1-Week NIBOR + 0.28%	Monthly	SEBA	10/23/23	1,108,251	NOK	(11,232)
Veidekke	1-Week NIBOR + 0.28%	Monthly	SEBA	8/24/23	712,773	NOK	11,725
Veradigm Inc.	1-Day FEDEF + 0.70%	Monthly	BOFA	2/08/24	676,111		981
Verallia	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	105,587	EUR	80,166
Vertu Motors PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	102,097	GBP	11,784
VIB Vermoegen AG	Euro STR + 0.35%	Monthly	JPHQ	7/12/23	62,427	EUR	(3,401)
Vilmorin & Cie SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	36,884	EUR	6,689
Virgin Money PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	61,224	GBP	31,382
Vitesco Technologies	Euro STR + 0.35%	Monthly	JPHQ	9/04/23	158,727	EUR	23,303
Vodafone Group PLC	1-Day SONIA + 0.65%	Monthly	MSCO	2/08/24	1,853,842	GBP	(419,540)
Voestalpine AG	Euro STR + 0.35%	Monthly	JPHQ	12/18/23	67,215	EUR	30,004
Volkswagen AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	196,614	EUR	1,700
Vontobel	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	111,778	CHF	(440)
Vukile Property Fund Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/24/23	2,788,084	ZAR	826
Wacker Chemie AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	105,459	EUR	27,908
Watkin Jones PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	297,550	GBP	(163,008)
Webuild SpA	Euro STR	Monthly	JPHQ	7/17/23	121,251	EUR	12,304
Wereldhave NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	89,785	EUR	15,658
Wickes Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	199,007	GBP	(14,893)
Wienerberger AG	Euro STR + 0.35%	Monthly	JPHQ	10/09/23	138,992	EUR	34,008
Wihlborgs Fastigheter AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,719,572	SEK	25,953
Wolfspeed Inc.	SOFR + 0.35%	Monthly	GSCO	3/01/24	89,897		53
WPP PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	90,680	GBP	32,259
Wuestenrot & Wuerttembergische AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	75,610	EUR	8,959
XJ Goldwind	1-Day FEDEF + 0.30%	Monthly	MSCS	1/22/24	687,031		(25,078)
XTB	1-Day FEDEF + 1.25%	Monthly	MSCS	12/15/23	34,289		(622)
Yara International ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	1,453,132	NOK	26,149
YouGov	1-Day SONIA + 0.35%	Monthly	MSCS	10/27/23	42,618	GBP	(409)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

							Value/Unrealized
		Payment	Counter-	Maturity	Notional		Appreciation
Underlying Instrument	Financing Rate	Frequency	party	Date	Value*		(Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Zalando SE	Euro STR	Monthly	JPHQ	3/01/24	35,248	EUR	$22
Zehnder	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	201,000	CHF	78,746
Zug Estates Holding AG	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/23	18,162	CHF	916
Zumtobel Group AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	23,221	EUR	3,426

							4,292,381

Equity Contracts – Short[c]
AAK AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	1,989,334	SEK	(18,175)
AB Dynamics PLC	1-Day SONIA - 1.25%	Monthly	MSCS	7/18/23	45,395	GBP	(30,854)
Abrdn European Logistics Income PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	84,060	GBP	21,988
Acciones Fomento De Construcciones	1-Day EONIA - 1.75%	Monthly	MSCS	1/12/24	48,613	EUR	(1,463)
Accor SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	165,987	EUR	(44,776)
ACEA	Euro STR - 0.30%	Monthly	JPHQ	10/13/23	48,915	EUR	(4,143)
Acomo NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	52,721	EUR	(5,797)
adesso SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	66,971	EUR	(30,617)
Adevinta ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/23	611,508	NOK	(12,197)
Admiral Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	147,383	GBP	(27,098)
Adva Optical Networking SE	Euro STR - 7.30%	Monthly	JPHQ	1/30/24	53,183	EUR	(1,579)
AECI Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	9/20/23	2,500,456	ZAR	(10,680)
Agilyx	1-Week NIBOR - 4.25%	Monthly	SEBA	8/07/23	325,240	NOK	(3,447)
Aker BP ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/23	1,508,124	NOK	(4,279)
Aker Horizons	1-Week NIBOR - 4.25%	Monthly	SEBA	11/22/23	379,129	NOK	3,173
AkzoNobel NV	Euro STR - 0.30%	Monthly	JPHQ	8/28/23	171,954	EUR	(8,666)
Alcadon Group AB	1-Week STIBOR - 6.00%	Monthly	SEBA	7/17/23	155,375	SEK	2,023
Allegro	1-Day FEDEF - 2.13%	Monthly	MSCS	7/12/23	121,405		(3,606)
Allreal Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/23	187,685	CHF	(14,681)
Ally Financial Inc.	1-Day FEDEF - 0.35%	Monthly	MSCS	12/29/23	214,571		6,108
Alm. Brand A/S	1-Week CIBOR - 0.75%	Monthly	SEBA	7/26/23	1,239,459	DKK	(41,013)
Almirall SA	1-Day EONIA - 0.35%	Monthly	MSCS	10/11/23	160,205	EUR	3,199
Alpha FX Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	86,798	GBP	(10,533)
Alstom SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/13/23	86,137	EUR	(23,502)
Aluflexpack AG	Euro STR - 0.85%	Monthly	JPHQ	7/17/23	32,878	CHF	(5,112)
Ambu A/S	1-Week CIBOR - 1.50%	Monthly	SEBA	7/17/23	809,423	DKK	(26,011)
Amplifon	Euro STR - 0.30%	Monthly	JPHQ	11/27/23	56,474	EUR	16
Amyris	1-Day FEDEF - 10.67%	Monthly	BOFA	2/01/24	32,030		(172)
AngloGold Ashanti Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	10/06/23	2,370,575	ZAR	(29,923)
Anheuser-Busch InBev SA/NV	Euro STR - 0.30%	Monthly	JPHQ	7/13/23	218,067	EUR	(17,297)
Anora Group PLC	Euro STR - 0.28%	Monthly	SEBA	7/17/23	81,104	EUR	16,767
Antares Vision	Euro STR - 2.65%	Monthly	JPHQ	8/07/23	19,249	EUR	1,914
Antin Infrastructure Partners	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	122,281	EUR	12,659
Antofagasta PLC	1-Day SONIA - 0.30%	Monthly	MSCS	2/15/24	127,693	GBP	11,608
Arbonia AG	1-Day SARON - 0.35%	Monthly	JPHQ	11/08/23	158,440	CHF	16,289
Arcelik	1-Day FEDEF - 5.00%	Monthly	MSCS	7/17/23	133,760		(90,925)
Argan SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	80,116	EUR	6,947
Aroundtown SA	Euro STR - 0.30%	Monthly	JPHQ	7/12/23	154,538	EUR	7,630
Ascential PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	91,444	GBP	(36,545)
Ascopiave SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	35,724	EUR	(5,219)
Aselsan AS	1-Day FEDEF - 7.50%	Monthly	MSCS	7/17/23	93,090		(123,723)
Ashmore Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/18/23	78,926	GBP	(30,068)
ASOS PLC	1-Day SONIA - 0.88%	Monthly	MSCS	9/29/23	35,793	GBP	(19,277)
Aspen Pharmacare Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/23	2,848,394	ZAR	4,358
AUTO1 Group SE	Euro STR - 0.75%	Monthly	JPHQ	7/14/23	179,368	EUR	26,562
Avanza Bank Holding AB	1-Week STIBOR - 0.75%	Monthly	SEBA	7/17/23	969,539	SEK	(1,544)
Azelis Holding SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	49,003	EUR	736
B&M European Value Retail SA	1-Day SONIA - 0.30%	Monthly	MSCS	10/31/23	142,158	GBP	(75,034)
Bachem AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/23	167,249	CHF	(37,859)
Banca Generali SpA	Euro STR - 0.30%	Monthly	JPHQ	9/21/23	158,599	EUR	(3,980)
Bank OZK	1-Day FEDEF - 0.35%	Monthly	MSCS	12/29/23	48,277		(5,611)
Banque Cantonale Vaudoise	Euro STR - 0.35%	Monthly	JPHQ	7/12/23	183,832	CHF	16,227

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

							Value/Unrealized
		Payment	Counter-	Maturity	Notional		Appreciation
Underlying Instrument	Financing Rate	Frequency	party	Date	Value*		(Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[c] (continued)
Basic-Fit	Euro STR - 1.75%	Monthly	JPHQ	7/14/23	31,504	EUR	$ (11,974)
Basler AG	Euro STR - 1.30%	Monthly	JPHQ	7/17/23	47,528	EUR	2,911
BAWAG Group AG	Euro STR - 0.30%	Monthly	JPHQ	10/23/23	135,643	EUR	(24,429)
BayWa AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	159,906	EUR	11,499
BE Semiconductor Industries	Euro STR	Monthly	JPHQ	2/28/24	35,797	EUR	(236)
Befesa SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	210,563	EUR	(65,657)
Beiersdorf AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	96,694	EUR	(12,173)
Beijer Alma AB	1-Week STIBOR - 0.28%	Monthly	SEBA	1/24/24	296,506	SEK	(1,216)
Beijer Ref AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	1,065,338	SEK	(8,999)
Belimo Holding AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/23	231,956	CHF	(45,391)
Berkeley Group Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/17/23	148,220	GBP	(16,595)
BFF Bank SpA	Euro STR - 0.30%	Monthly	JPHQ	10/16/23	38,806	EUR	(12,422)
BioMarin Pharmaceutical Inc.	SOFR - 0.35%	Monthly	GSCO	2/23/24	274,478		4,441
Block Inc.	1-Day FEDEF - 0.20%	Monthly	BOFA	2/22/24	73,752		62
BMW	1-Day EONIA - 0.40%	Monthly	MSCS	12/13/23	515,240	EUR	8,205
Bollore SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	102,398	EUR	(15,598)
Bonava AB	1-Week STIBOR - 0.28%	Monthly	SEBA	1/24/24	417,208	SEK	10,005
Boohoo Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/01/23	84,420	GBP	(11,188)
Borussia Dortmund	Euro STR - 0.95%	Monthly	JPHQ	7/17/23	75,871	EUR	(11,473)
Bossard AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/23	208,530	CHF	(68,413)
Bufab AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	851,065	SEK	(4,318)
Burkhalter	1-Day SARON - 0.35%	Monthly	JPHQ	9/20/23	69,749	CHF	(2,131)
BW Energy Ltd.	1-Week NIBOR - 0.45%	Monthly	SEBA	7/17/23	358,326	NOK	(8,025)
Bystronic AG	Euro STR - 0.35%	Monthly	JPHQ	8/03/23	218,050	CHF	(53,474)
CA Immobilien Anlagen AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	227,120	EUR	41,710
Cadeler AS	1-Week NIBOR - 6.50%	Monthly	SEBA	7/17/23	1,195,442	NOK	(43,679)
CaixaBank SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/23	99,889	EUR	(40,836)
Campari	Euro STR - 0.30%	Monthly	JPHQ	7/31/23	114,335	EUR	(12,462)
Cancom SE	1-Month EURIBOR - 0.25%	Monthly	JPHQ	7/17/23	104,289	EUR	1,379
Capital One Financial Corp.	1-Day FEDEF - 0.35%	Monthly	MSCS	1/15/24	88,244		(3,106)
Capitec Bank Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/14/23	5,959,252	ZAR	27,443
Capricorn Energy PLC	1-Day SONIA - 0.30%	Monthly	MSCS	12/21/23	229,847	GBP	(574)
Carel Industries	Euro STR - 0.30%	Monthly	JPHQ	9/21/23	65,707	EUR	(13,443)
Carnival Corp.	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	192,845	GBP	(31,199)
Castellum AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	1,030,875	SEK	(214)
CCC SA	1-Day FEDEF - 12.75%	Monthly	MSCS	8/02/23	48,426		5,799
CD Projekt SA	1-Day FEDEF - 1.25%	Monthly	MSCS	7/17/23	109,757		(36,299)
Ceres Power Holdings PLC	1-Day SONIA - 1.38%	Monthly	MSCS	7/17/23	90,424	GBP	(14,924)
CGG SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	82,674	EUR	(12,585)
Chargeurs	1-Day EONIA - 0.75%	Monthly	MSCS	2/19/24	67,289	EUR	395
Chesnara PLC	1-Day SONIA - 0.30%	Monthly	MSCS	12/25/23	46,031	GBP	237
Chr. Hansen A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/23	900,971	DKK	1,440
Clicks Group Ltd.	1-Day SABOR - 1.25%	Monthly	MSCS	10/06/23	3,860,501	ZAR	10,342
Close Brothers Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/31/23	119,684	GBP	(99)
Cloudberry Clean Energy ASA	1-Week NIBOR - 1.00%	Monthly	SEBA	7/17/23	336,786	NOK	9,818
Cofinimmo	Euro STR - 0.30%	Monthly	JPHQ	10/13/23	129,029	EUR	(634)
Coloplast A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/23	1,096,923	DKK	(1,833)
Colruyt SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	195,602	EUR	(3,537)
Concentric AB	1-Week STIBOR - 0.75%	Monthly	SEBA	7/17/23	431,994	SEK	(5,363)
Corbion NV	Euro STR - 0.30%	Monthly	JPHQ	7/12/23	178,576	EUR	(50,034)
COSMO Pharmaceuticals NV	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/23	90,374	CHF	(4,661)
Covestro AG	Euro STR - 0.30%	Monthly	JPHQ	11/06/23	136,326	EUR	(18,467)
Covivio SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	58,004	EUR	(5,455)
Credem	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	69,637	EUR	(21,619)
Credit Agricole SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	114,439	EUR	(35,410)
CTP NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	123,829	EUR	(29,884)
Curro Holdings	1-Day SABOR - 1.50%	Monthly	MSCS	1/08/24	1,150,402	ZAR	1,200
Cyfrowy Polsat SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/23	133,517		5,143
Daetwyler	Euro STR - 0.35%	Monthly	JPHQ	7/17/23	232,016	CHF	(13,507)
Danone SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	130,202	EUR	(1,749)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

							Value/Unrealized
		Payment	Counter-	Maturity	Notional		Appreciation
Underlying Instrument	Financing Rate	Frequency	party	Date	Value*		(Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[c] (continued)
De La Rue PLC	1-Day SONIA - 0.66%	Monthly	MSCS	7/17/23	37,014	GBP	$ 4,295
Deliveroo PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	59,052	GBP	749
Delivery Hero SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	103,612	EUR	(3,055)
De'Longhi SpA	Euro STR - 0.30%	Monthly	JPHQ	7/25/23	232,887	EUR	(62,588)
Deutsche Beteiligungs AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	35,080	EUR	(6,367)
Deutsche Wohnen SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	54,554	EUR	(1,055)
DIC Asset AG	Euro STR - 0.75%	Monthly	JPHQ	2/09/24	106,483	EUR	542
D'Ieteren SA	Euro STR - 0.30%	Monthly	JPHQ	7/14/23	48,051	EUR	(2,332)
Digital Value SpA	Euro STR - 0.30%	Monthly	JPHQ	11/27/23	51,110	EUR	(823)
Dino Polska SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/14/23	172,383		(26,008)
Dis-Chem Pharmacies	1-Day SABOR - 0.50%	Monthly	MSCS	12/25/23	2,941,941	ZAR	11,001
Discovery Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/23	4,763,459	ZAR	(53,128)
DISH Network Corp.	1-Day FEDEF - 0.20%	Monthly	BOFA	2/24/24	58,750		(180)
DLG Exhibitions & Events	1-Day SONIA - 0.25%	Monthly	MSCS	2/26/24	78,151	GBP	(1,120)
Dometic Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	1,962,719	SEK	(4,816)
Dottikon ES Holding AG	1-Day SARON - 1.40%	Monthly	JPHQ	7/17/23	222,865	CHF	447
DRDGOLD Ltd.	1-Day SABOR - 1.00%	Monthly	MSCS	7/17/23	554,783	ZAR	(12,143)
DSV A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/14/23	352,538	DKK	(12,495)
DT Capital Ltd.	1-Month HIBOR - 0.30%	Monthly	JPHQ	1/30/24	115,805	EUR	(12,134)
Dufry AG	1-Day SARON - 0.35%	Monthly	BZWS	11/17/23	2,134,547	CHF	(79,697)
Ebro Foods SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/13/23	148,310	EUR	(7,907)
Eckert & Ziegler AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/23	188,900	EUR	(60,087)
Emmi	1-Day SARON - 0.35%	Monthly	JPHQ	9/04/23	147,969	CHF	(19,724)
Ems-chemie AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/23	158,694	CHF	(13,926)
ENAV SpA	Euro STR - 0.30%	Monthly	JPHQ	9/21/23	94,392	EUR	(7,862)
Encore Capital Group	1-Day FEDEF - 0.20%	Monthly	BOFA	2/02/24	489,410		1,576
ENEL SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	119,780	EUR	(13,490)
Energean PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	101,322	GBP	5,487
Entra ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/13/23	1,577,048	NOK	1,895
Epiroc AB	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/23	756,765	SEK	(811)
EQT AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	1,606,192	SEK	(8,192)
Equites Property Fund Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/23	1,101,573	ZAR	3,284
Eregli Demir ve Celik Fabrikalari TAS	1-Day FEDEF - 5.00%	Monthly	MSCS	7/14/23	100,949		(54,340)
Erste Group Bank AG	Euro STR - 0.30%	Monthly	JPHQ	10/12/23	82,815	EUR	(23,569)
Esprinet	Euro STR - 0.30%	Monthly	JPHQ	11/27/23	93,271	EUR	(3,699)
Essentra PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/01/23	142,559	GBP	(25,841)
Etsy Inc.	1-Day FEDEF - 0.20%	Monthly	BOFA	2/24/24	174,830		45
Eurazeo SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	51,339	EUR	(4,044)
EuroAPI	1-Day EONIA - 0.30%	Monthly	MSCS	12/22/23	34,779	EUR	(4,675)
Euronav NV	Euro STR - 0.30%	Monthly	JPHQ	12/22/23	209,648	EUR	(31,171)
Euronext	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	103,273	EUR	2,954
Eurotech	Euro STR - 10.60%	Monthly	JPHQ	8/04/23	69,247	EUR	(3,862)
EXMAR	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	186,352	EUR	(3,235)
Faurecia SE	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/23	58,150	EUR	(46,367)
Ferrari SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	132,064	EUR	(25,770)
Ferrovial SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/23	263,974	EUR	(17,525)
Fevertree Drinks PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/25/23	187,594	GBP	(30,587)
Fielmann AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	172,992	EUR	2,136
FinecoBank SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	184,041	EUR	(29,584)
flatexDEGIRO AG	1-Month EURIBOR - 0.70%	Monthly	JPHQ	12/06/23	101,572	EUR	(11,542)
Fluidra SA	1-Day EONIA - 0.35%	Monthly	MSCS	9/29/23	182,131	EUR	(20,151)
Flutter Entertainment PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/31/23	140,234	GBP	(49,173)
Fnac Darty SA	1-Day EONIA - 0.30%	Monthly	MSCS	1/29/24	163,268	EUR	(7,169)
Fortress REIT Ltd.	1-Day SABOR - 0.56%	Monthly	MSCS	7/12/23	4,456,242	ZAR	(1,844)
Foschini Group Ltd. (The)	1-Day SABOR - 0.50%	Monthly	MSCS	8/30/23	2,376,210	ZAR	2,054
Francaise Energie	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	90,320	EUR	14,948
Fresenius Medical Care AG & Co.	1-Day FEDEF - 0.50%	Monthly	JPHQ	11/20/23	96,561	EUR	(5,236)
Fresnillo PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	150,122	GBP	(19,031)
Friedrich Vorwerk Group SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	53,502	EUR	30,557
Galapagos NV	Euro STR - 0.30%	Monthly	JPHQ	1/09/24	75,142	EUR	15,841

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

							Value/Unrealized
		Payment	Counter-	Maturity	Notional		Appreciation
Underlying Instrument	Financing Rate	Frequency	party	Date	Value*		(Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[c] (continued)
Generali Group	Euro STR - 0.30%	Monthly	JPHQ	10/13/23	93,344	EUR	$ (12,001)
Genuit Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	168,678	GBP	17,500
Geo Group Inc. (The)	1-Day FEDEF - 0.20%	Monthly	BOFA	2/01/24	367,026		1,567
Getlink SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	257,864	EUR	33,345
GIMV NV	Euro STR - 0.30%	Monthly	JPHQ	12/15/23	101,678	EUR	1,922
Givaudan SA	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/23	89,100	CHF	4,121
Gjensidige Forsikring ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/23	903,786	NOK	3,818
Golden Ocean Group Ltd	1-Week NIBOR - 0.28%	Monthly	SEBA	1/10/24	637,792	NOK	(13,224)
GPW	1-Day FEDEF - 1.125%	Monthly	MSCS	12/22/23	33,044		(842)
Grand City Properties	Euro STR - 0.30%	Monthly	JPHQ	1/30/24	83,996	EUR	2,910
Granges AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	695,776	SEK	(5,747)
Great Portland Estates PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	261,824	GBP	(9,412)
Greatland Gold PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	162,697	GBP	21,574
Grenergy Renovables SA	1-Day EONIA - 1.75%	Monthly	MSCS	12/01/23	92,680	EUR	2,676
Grifols SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/23	140,631	EUR	10,741
Groupe SEB	1-Day EONIA - 0.30%	Monthly	MSCS	8/30/23	182,026	EUR	(126,404)
Groupe Bruxelles Lambert NV	Euro STR - 0.30%	Monthly	JPHQ	7/12/23	175,973	EUR	(8,326)
Gruppo MutuiOnline SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	70,409	EUR	(15,102)
Gurit	Euro STR - 1.20%	Monthly	JPHQ	7/17/23	33,253	CHF	(1,423)
GVS	Euro STR - 0.30%	Monthly	JPHQ	7/13/23	133,727	EUR	(14,117)
Gym Group PLC (The)	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	79,310	GBP	21,344
Halfords Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	10/11/23	148,205	GBP	(26,289)
Halma PLC	1-Day SONIA - 0.30%	Monthly	MSCS	10/27/23	68,746	GBP	894
Hamborner REIT AG	Euro STR - 0.30%	Monthly	JPHQ	9/27/23	75,734	EUR	(609)
Hansa Biopharma AB	1-Week STIBOR - 1.00%	Monthly	SEBA	7/17/23	367,769	SEK	2,167
Hektas	1-Day FEDEF - 15.00%	Monthly	MSCS	7/17/23	5,591		(190,812)
Helios Towers PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	127,431	GBP	15,967
Henry Boot PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	25,828	GBP	3,745
Hera	Euro STR - 0.30%	Monthly	JPHQ	11/27/23	152,036	EUR	9,233
Herbalife Nutrition Ltd.	1-Day FEDEF - 0.20%	Monthly	BOFA	2/16/24	90,661		–
Hexagon Composites ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/23	939,694	NOK	(34,323)
Hexagon Purus ASA	1-Week NIBOR - 3.00%	Monthly	SEBA	8/28/23	419,902	NOK	(20,870)
HIAG Immobilien Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/23	39,511	CHF	109
Hill & Smith Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/17/23	134,749	GBP	(44,752)
Hiscox Ltd. ORD	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	148,954	GBP	(45,644)
Horizonte Minerals PLC	1-Day SONIA - 11.00%	Monthly	MSCS	8/10/23	15,764	GBP	(6,337)
Hufvudstaden AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/12/23	588,157	SEK	(10,226)
Huhtamaki OYJ	Euro STR - 0.28%	Monthly	SEBA	7/13/23	99,536	EUR	7,674
Husqvarna AB	1-Week STIBOR - 0.28%	Monthly	SEBA	11/01/23	1,341,364	SEK	(44,053)
Hypoport SE	1-Day SABOR - 0.75%	Monthly	JPHQ	9/27/23	138,896	EUR	(31,578)
Icade SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	145,262	EUR	(25,610)
Idorsia	Euro STR - 6.50%	Monthly	JPHQ	7/17/23	106,836	CHF	15,735
IMAX	1-Day FEDEF - 0.20%	Monthly	BOFA	2/02/24	153,218		519
IMCD Group NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	40,289	EUR	(5,086)
IMI PLC	1-Day SONIA - 0.30%	Monthly	MSCS	10/26/23	58,918	GBP	(11,947)
Infrastrutture Wireless Italiane SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	136,246	EUR	(15,936)
InPost SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	211,835	EUR	(35,992)
Instone Real Estate Group SE	Euro STR - 0.70%	Monthly	JPHQ	8/21/23	55,976	EUR	(5,509)
Integra LifeSciences Holdings Corp.	1-Day FEDEF - 0.70%	Monthly	BOFA	2/16/24	286,380		(862)
IntegraFin Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	115,661	GBP	(17,995)
Intercontinental Exchange Inc.	1-Day FEDEF - 0.35%	Monthly	MSCS	2/19/24	100,240		4,222
International Distributions SE	1-Day SONIA - 0.30%	Monthly	MSCS	1/17/24	72,520	GBP	(4,292)
Interparfums SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	95,960	EUR	(36,990)
Interroll Group	1-Day SARON - 0.35%	Monthly	JPHQ	10/26/23	121,843	CHF	(44,524)
Intertek Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/31/23	127,288	GBP	(6,479)
Investor AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/14/23	2,484,075	SEK	(42,432)
INVISIO AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	559,023	SEK	(29,079)
IQE PLC	1-Day SONIA - 1.25%	Monthly	MSCS	7/17/23	119,583	GBP	(28,617)
Italian Wine Brands SpA	Euro STR - 1.30%	Monthly	JPHQ	7/17/23	27,779	EUR	(103)
Italtile Ltd.	1-Day SABOR - 0.63%	Monthly	MSCS	8/08/23	248,472	ZAR	822

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

							Value/Unrealized
		Payment	Counter-	Maturity	Notional		Appreciation
Underlying Instrument	Financing Rate	Frequency	party	Date	Value*		(Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[c] (continued)
ITV PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	83,856	GBP	$ (34,478)
James Halstead PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	33,773	GBP	1,668
JCDecaux SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	149,201	EUR	(58,323)
Jenoptik AG NA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	187,821	EUR	(70,464)
JM AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	2,598,815	SEK	(64,782)
John Wood Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	116,048	GBP	(65,830)
Johnson Service Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	33,313	GBP	(6,654)
JTC PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	208,382	GBP	(46,994)
Jupiter Fund Management PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	151,450	GBP	(36,720)
Just Eat Takeaway.com NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	120,617	EUR	4,650
Juventus FC SpA	Euro STR - 3.20%	Monthly	JPHQ	9/01/23	17,160	EUR	(1,627)
Kahoot! ASA	1-Week NIBOR - 3.50%	Monthly	SEBA	7/17/23	669,350	NOK	3,232
Kambi Group PLC	1-Week STIBOR - 0.75%	Monthly	SEBA	10/11/23	1,471,722	SEK	(14,199)
Kardex	Euro STR - 0.35%	Monthly	JPHQ	7/17/23	72,018	CHF	(4,536)
Karnov Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	570,682	SEK	5,200
KBC Groep NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	169,673	EUR	(56,880)
Kempower OYJ	Euro STR - 3.75%	Monthly	SEBA	7/17/23	29,546	EUR	(31,287)
Kerry Group PLC	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	128,832	EUR	5,327
Kety SA	1-Day FEDEF - 1.00%	Monthly	MSCS	7/17/23	64,028		(720)
KGHM Polska Miedz SA	1-Day FEDEF - 0.50%	Monthly	MSCS	8/18/23	145,088		(51,476)
Kingspan Group PLC	1-Day EONIA - 0.30%	Monthly	MSCS	12/07/23	91,268	EUR	(12,304)
Kinnevik AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	710,053	SEK	(4,246)
Kloeckner + Co SE NA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	280,338	EUR	(50,274)
Koninklijke DSM NV	Euro STR - 0.30%	Monthly	JPHQ	8/28/23	118,798	EUR	3,768
Koninklijke Philips NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	129,386	EUR	(18,024)
Landis+Gyr Group AG	1-Day SARON - 0.35%	Monthly	JPHQ	1/23/24	199,372	CHF	(6,581)
Lanxess AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	259,589	EUR	(51,652)
LEG Immobilien AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/23	154,151	EUR	(1,162)
Legrand France SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/23	52,491	EUR	(5,791)
Lenzing AG	Euro STR - 0.30%	Monthly	JPHQ	7/14/23	222,163	EUR	(7,833)
Liberty Media Corp.	1-Day FEDEF - 0.20%	Monthly	BOFA	2/01/24	387,223		991
Liberty Media Corp.	1-Day FEDEF - 0.20%	Monthly	BOFA	2/01/24	838,933		2,525
Liberty Media Corp.	1-Day FEDEF - 0.20%	Monthly	BOFA	2/01/24	95,112		242
Life Healthcare Group Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	1/29/24	2,495,139	ZAR	(19,066)
Linea Directa Aseguradora SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/23	163,074	EUR	23,938
LISI	1-Day EONIA - 0.42%	Monthly	MSCS	2/19/24	32,656	EUR	(2,966)
Livent Corp.	1-Day FEDEF - 0.20%	Monthly	BOFA	2/05/24	1,316,600		4,189
London Stock Exchange Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	170,444	GBP	9,226
L'Oreal SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/23	65,934	EUR	(4,022)
Lotus Bakeries NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	189,090	EUR	(14,560)
Luceco PLC	1-Day SONIA - 0.35%	Monthly	MSCS	2/19/24	8,136	GBP	(102)
Lumentum Holdings	1-Day FEDEF - 0.20%	Monthly	BOFA	2/08/24	228,531		537
LU-VE SpA	Euro STR - 0.30%	Monthly	JPHQ	8/07/23	31,081	EUR	(13,542)
Luzerner Kantonalbank AG	1-Day SARON - 0.35%	Monthly	JPHQ	12/22/23	51,244	CHF	(289)
M&T Bank Corp.	1-Day FEDEF - 0.35%	Monthly	MSCS	12/29/23	48,926		(2,166)
Magnora ASA	1-Week NIBOR - 7.00%	Monthly	SEBA	7/17/23	292,810	NOK	(4,489)
Marel	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	14,422	EUR	(2,573)
Marlowe PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/01/23	112,463	GBP	19,755
MaxLinear	1-Day FEDEF - 0.20%	Monthly	BOFA	1/29/24	159,282		527
mBank SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/14/23	184,274		(135,201)
Medacta Group SA	Euro STR - 0.35%	Monthly	JPHQ	7/17/23	111,815	CHF	(9,231)
Medartis AG	1-Day SARON - 0.85%	Monthly	JPHQ	7/17/23	40,205	CHF	7,054
Medicover AB	1-Week STIBOR - 0.28%	Monthly	SEBA	9/08/23	843,164	SEK	(27,814)
Melia Hotels International	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/23	109,375	EUR	(10,216)
Mercedes-Benz Group AG	1-Day EONIA - 0.40%	Monthly	MSCS	12/13/23	492,627	EUR	(1,757)
Meyer Burger AG	1-Day SARON - 0.95%	Monthly	JPHQ	7/14/23	182,858	CHF	(162,527)
Michelin	1-Day EONIA - 0.30%	Monthly	MSCS	12/11/23	33,540	EUR	(4,639)
Millennium	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/23	144,090		(65,197)
Mips AB	1-Week STIBOR - 0.28%	Monthly	SEBA	9/20/23	2,034,806	SEK	(75,972)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

							Value/Unrealized
		Payment	Counter-	Maturity	Notional		Appreciation
Underlying Instrument	Financing Rate	Frequency	party	Date	Value*		(Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[c] (continued)
Mobimo Holdings AG	1-Day SARON - 0.35%	Monthly	JPHQ	1/23/24	179,324	CHF	$ 1,089
MoneyGram International Inc.	1-Day FEDEF - 0.35%	Monthly	MSCO	2/06/24	557,663		(43,147)
Montana	Euro STR - 0.35%	Monthly	JPHQ	7/17/23	79,640	CHF	(1,612)
Morgan Stanley MSPSARKK Index	1-Day FEDEF - 0.46%	Monthly	MSCO	9/21/23	900,498		(6,195)
Morgan Stanley MSPSEGRL Index	1-Day SONIA - 1.50%	Monthly	MSCO	11/01/23	203,207	GBP	(27,011)
Morgan Stanley MSPSENTH Index	1-Day SONIA - 0.45%	Monthly	MSCO	11/01/23	197,048	GBP	(31,395)
Morgan Stanley MSPSGDXJ Index	1-Day FEDEF - 2.05%	Monthly	MSCO	6/19/23	773,886		40,545
Morgan Stanley MSPSIWM Index	1-Day FEDEF - 0.45%	Monthly	MSCS	9/21/23	2,288,058		(20,863)
Morgan Stanley MSPSKRE Index	1-Day FEDEF - 0.35%	Monthly	MSCO	9/21/23	423,787		5,726
Mr Price Group Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	8/30/23	3,728,952	ZAR	26,056
National Grid PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	98,088	GBP	1,210
NCC Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/13/23	27,416	GBP	3,244
Nel ASA	1-Week NIBOR - 7.00%	Monthly	SEBA	7/17/23	761,821	NOK	(458)
Neoen	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	121,838	EUR	16,601
Neste Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/23	150,426	EUR	(8,171)
Nestle SA	1-Day SARON - 0.35%	Monthly	JPHQ	11/27/23	51,484	CHF	3,197
New York Community Bancorp	1-Day FEDEF - 0.35%	Monthly	MSCS	12/29/23	48,206		441
Nexi SpA	Euro STR - 0.30%	Monthly	JPHQ	10/13/23	112,320	EUR	17,849
Nibe Industrier AB	1-Week STIBOR - 0.28%	Monthly	SEBA	8/11/23	809,180	SEK	(11,150)
Nokian Tyres PLC	Euro STR - 0.28%	Monthly	SEBA	8/23/23	46,951	EUR	10,038
Nolato AB	1-Week STIBOR - 0.28%	Monthly	SEBA	9/26/23	332,977	SEK	2,914
Nordex SE	Euro STR - 0.95%	Monthly	JPHQ	8/21/23	183,433	EUR	(64,630)
Nordnet AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	777,165	SEK	(41,103)
NP3 Fastigheter AB	1-Week STIBOR - 0.28%	Monthly	SEBA	1/24/24	331,655	SEK	2,798
NX Filtration NV	Euro STR - 2.65%	Monthly	JPHQ	8/07/23	19,952	EUR	(2,569)
Obrascon Huarte Lain SA	1-Day EONIA - 0.35%	Monthly	MSCS	9/01/23	120,250	EUR	5,299
Ocado Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	132,655	GBP	17,414
Oesterreichische Post AG	Euro STR - 3.80%	Monthly	JPHQ	8/23/23	117,727	EUR	(11,628)
Orange	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/23	52,107	EUR	(5,894)
Oxford BioMedica PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/26/23	80,969	GBP	(52,801)
Palfinger AG	Euro STR - 0.30%	Monthly	JPHQ	7/12/23	104,052	EUR	(31,381)
Palo Alto Networks Inc.	1-Day FEDEF - 0.20%	Monthly	BOFA	2/02/24	2,109,744		5,618
Parsons Corp.	1-Day FEDEF - 0.20%	Monthly	BOFA	2/09/24	706,826		1,762
Peab AB	1-Week STIBOR - 0.28%	Monthly	SEBA	2/22/24	847,223	SEK	(1,097)
Pennon Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	109,507	GBP	9,905
Pepkor	1-Day SABOR - 0.50%	Monthly	MSCS	10/10/23	2,701,611	ZAR	11,766
Pernod Ricard	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/23	51,895	EUR	(2,616)
Persimmon PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/18/23	212,115	GBP	(4,035)
Petrofac Ltd.	1-Day SONIA - 0.30%	Monthly	MSCS	9/01/23	161,649	GBP	56,118
Pharmanutra SpA	Euro STR - 0.30%	Monthly	JPHQ	1/10/24	19,646	EUR	990
Phoenix Group Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	209,299	GBP	(21,418)
Pick n Pay Group (The)	1-Day SABOR - 0.50%	Monthly	MSCS	12/22/23	650,955	ZAR	7,596
Picton Property Income Ltd.	1-Day SONIA - 0.30%	Monthly	MSCS	8/24/23	96,639	GBP	11,575
PNE AG	Euro STR - 0.70%	Monthly	JPHQ	7/13/23	105,040	EUR	23,141
Polar Capital Holdings PLC	1-Day SONIA - 0.77%	Monthly	MSCS	7/17/23	116,315	GBP	(29,367)
Polypeptide	1-Day SARON - 0.35%	Monthly	JPHQ	9/18/23	118,054	CHF	8,460
PostNL	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	115,451	EUR	6,015
PowerCell Sweden AB	1-Week STIBOR - 1.00%	Monthly	SEBA	7/17/23	246,164	SEK	1,462
Progress Software Corp.	1-Day FEDEF - 0.20%	Monthly	BOFA	2/05/24	312,761		(105)
PRS REIT PLC (The)	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	83,000	GBP	(107)
Prudential PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/14/23	164,676	GBP	(63,389)
Rathbones Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/31/23	211,287	GBP	(36,178)
Ratos AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	764,526	SEK	(1,097)
Re:NewCell AB	1-Week STIBOR - 1.75%	Monthly	SEBA	7/17/23	841,740	SEK	2,465
Reckitt Benckiser Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	145,534	GBP	5,303
Recticel	Euro STR - 0.30%	Monthly	JPHQ	11/21/23	80,548	EUR	(12,439)
RELX PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	90,418	GBP	(9,085)
Remy Cointreau	1-Day EONIA - 0.30%	Monthly	MSCS	12/11/23	238,029	EUR	(5,610)
Renishaw PLC	1-Day SONIA - 0.30%	Monthly	MSCS	2/13/24	114,476	GBP	(2,097)
Restore PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/18/23	79,882	GBP	26,154

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

							Value/Unrealized
		Payment	Counter-	Maturity	Notional		Appreciation
Underlying Instrument	Financing Rate	Frequency	party	Date	Value*		(Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[c] (continued)
RHI Magnesita NV	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	181,926	GBP	$ (84,297)
Rieter	Euro STR - 0.35%	Monthly	JPHQ	7/24/23	64,165	CHF	(6,643)
Ringkjoebing Landbobank A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/23	1,017,697	DKK	(70,507)
Ritchie Bros Auctioneers	1-Day FEDEF - 0.20%	Monthly	BOFA	2/14/24	1,470,955		(418)
Robertet	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	32,685	EUR	(1,196)
Rotork PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	86,821	GBP	(38,465)
Royal Unibrew	1-Week CIBOR - 0.28%	Monthly	SEBA	11/27/23	1,963,470	DKK	1,773
RTL Group	Euro STR - 0.30%	Monthly	JPHQ	1/30/24	120,015	EUR	(2,590)
RVRC Holding	1-Week STIBOR - 0.28%	Monthly	SEBA	10/11/23	1,048,569	SEK	(21,287)
S4 Capital PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/24/23	100,328	GBP	(63,182)
Sabaf SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	34,608	EUR	3,664
Sabre Insurance Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	54,626	GBP	1,018
Sacyr SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/23	230,883	EUR	(104,777)
Saga PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	107,547	GBP	(22,827)
Saipem SpA	1-Month EURIBOR - 6.65%	Monthly	JPHQ	2/26/24	70,915	EUR	(2,241)
Salcef Group SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	141,462	EUR	(8,759)
Salmon Evolution ASA	1-Week NIBOR - 8.50%	Monthly	SEBA	7/12/23	1,386,274	NOK	6,739
Salvatore Ferragamo SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	94,189	EUR	(2,547)
Salzgitter AG	Euro STR - 0.30%	Monthly	JPHQ	11/01/23	20,655	EUR	(12,218)
Samsung SDI Co. Ltd.	1-Day FEDEF - 0.50%	Monthly	MSCO	7/11/23	841,565		59,769
Sandvik AB	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/23	431,510	SEK	(4,858)
Sanlam Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/23	1,063,866	ZAR	(5,964)
Sanoma Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/23	91,441	EUR	33,236
Santam Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/23	1,550,455	ZAR	(15,918)
Santander Bank Polska SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/23	91,315		(41,934)
SBM Offshore NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	180,894	EUR	5,916
Schibsted ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/23	1,410,190	NOK	(48,241)
Schoeller-Bleckmann Oilfield Equipment AG	Euro STR - 0.30%	Monthly	JPHQ	7/13/23	100,389	EUR	(11,572)
Schouw & Co. A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/23	582,855	DKK	(13,420)
Schweiter Technologies AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/23	141,303	CHF	(19,825)
Sdiptech AB	1-Week STIBOR - 1.00%	Monthly	SEBA	7/17/23	1,191,392	SEK	(20,308)
secunet Security Networks AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	81,430	EUR	(12,331)
Seeing Machines Ltd.	1-Day SONIA - 5.75%	Monthly	MSCS	8/04/23	38,098	GBP	(15,627)
Segro PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	53,777	GBP	11,295
SFC Energy AG	Euro STR - 7.00%	Monthly	JPHQ	7/17/23	18,854	EUR	(2,747)
Shoprite Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/23	2,223,319	ZAR	(11,946)
Shurgard	Euro STR - 0.30%	Monthly	JPHQ	2/13/24	110,404	EUR	2,430
Siemens Healthineers AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/23	78,823	EUR	(1,775)
SIG Group AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/23	238,284	CHF	(27,556)
Signify Health	1-Day FEDEF - 0.35%	Monthly	MSCO	10/25/23	295,495		4,058
Signify Health	1-Day FEDEF - 0.35%	Monthly	BOFA	1/31/24	293,658		780
Sika	1-Day SARON - 0.35%	Monthly	JPHQ	11/08/23	118,442	CHF	(5,358)
SKAN AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/23	156,074	CHF	(27,410)
Smart Metering Systems PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/12/23	228,837	GBP	1,335
Smith & Nephew PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	69,385	GBP	(6,534)
Software AG	Euro STR - 0.30%	Monthly	JPHQ	9/22/23	71,409	EUR	17,688
SoftwareONE	Euro STR - 0.35%	Monthly	JPHQ	7/13/23	18,618	CHF	(6,932)
Solaria Energia y Medio Ambiente SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/23	87,952	EUR	12,775
SolGold PLC	1-Day SONIA - 0.56%	Monthly	MSCS	7/17/23	84,118	GBP	17,655
Soltec Power Holdings SA	1-Day EONIA - 0.73%	Monthly	MSCS	7/17/23	136,199	EUR	(39,545)
Southern Co.	1-Day FEDEF - 0.20%	Monthly	BOFA	2/24/24	63,060		13
Sparebank 1 Oestlandet	1-Week NIBOR - 0.28%	Monthly	SEBA	12/22/23	126,990	NOK	(658)
Sparebank Nord-Norge	1-Week NIBOR - 1.50%	Monthly	SEBA	9/20/23	353,696	NOK	(7,972)
Sparebank Nord-Norge	1-Week NIBOR - 1.50%	Monthly	SEBA	10/23/23	1,576,865	NOK	(21,061)
Spectris PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/17/23	122,030	GBP	(33,953)
Spinnova OYJ	Euro STR - 10.50%	Monthly	SEBA	8/08/23	31,719	EUR	3,799
St Galler Kantonalbank AG	1-Day SARON - 0.35%	Monthly	JPHQ	11/06/23	71,845	CHF	(4,769)
Steico SE	Euro STR - 0.95%	Monthly	JPHQ	2/09/24	80,742	EUR	(382)
Storytel AB	1-Week STIBOR - 7.50%	Monthly	SEBA	7/17/23	291,148	SEK	1,970

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

							Value/Unrealized
		Payment	Counter-	Maturity	Notional		Appreciation
Underlying Instrument	Financing Rate	Frequency	party	Date	Value*		(Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[c] (continued)
STOXX Europe 600 Utilities Index	1-Day EONIA - 0.45%	Monthly	MSCS	9/13/23	828,770	EUR	$ (4,116)
Straumann Group	1-Day SARON - 0.35%	Monthly	JPHQ	10/18/23	166,268	CHF	(35,664)
Strix Group PLC	1-Day SONIA - 2.00%	Monthly	MSCS	7/17/23	41,242	GBP	14,627
Stroeer SE & Co. KGaA	Euro STR	Monthly	JPHQ	7/17/23	97,506	EUR	(4,148)
Super Group Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/19/23	1,696,000	ZAR	(25,551)
Supermarket Income REIT	1-Day SONIA - 0.28%	Monthly	MSCS	9/15/23	165,811	GBP	23,540
Svenska Cellulosa AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	1,846,158	SEK	(496)
Swedencare AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/13/23	1,068,605	SEK	48,584
Sword Group SE	1-Day EONIA - 4.00%	Monthly	MSCS	7/17/23	36,938	EUR	(6,032)
Symrise AG	Euro STR - 0.30%	Monthly	JPHQ	9/27/23	67,944	EUR	6,368
TAG Immobilien AG	Euro STR - 0.30%	Monthly	JPHQ	8/16/23	127,773	EUR	9,254
Talenom OYJ	Euro STR - 2.50%	Monthly	SEBA	7/17/23	46,849	EUR	10,297
Talgo SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/23	117,967	EUR	(20,776)
Tamburi	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	209,583	EUR	(11,128)
Tate & Lyle PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	66,035	GBP	(2,614)
Technogym SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	171,009	EUR	(27,097)
Technoprobe	Euro STR - 0.30%	Monthly	JPHQ	10/16/23	45,136	EUR	6,160
Tecnicas Reunidas SA	1-Day EONIA - 3.13%	Monthly	MSCS	7/12/23	50,785	EUR	(28,679)
Telecom Italia	Euro STR - 0.75%	Monthly	JPHQ	7/14/23	159,851	EUR	(32,377)
Telefonica SA	1-Day EONIA - 0.35%	Monthly	MSCS	1/12/24	103,664	EUR	(3,259)
Tenaris SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	147,211	EUR	7,358
Thermador Groupe SA	1-Day EONIA - 2.25%	Monthly	MSCS	8/16/23	33,742	EUR	(8,929)
Thule Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	2,532,559	SEK	(3,355)
Tinexta SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	238,610	EUR	(28,036)
Tomra Systems ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	1/08/24	461,510	NOK	3,890
Topdanmark A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/26/23	1,666,789	DKK	(12,285)
Tower Semiconductor Ltd.	1-Day FEDEF - 0.35%	Monthly	MSCO	7/07/23	385,210		42,873
Transaction Capital Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/23	5,622,798	ZAR	25,857
Transocean Ltd.	1-Day FEDEF - 0.20%	Monthly	BOFA	2/01/24	1,171,000		3,125
Traton SE	Euro STR - 0.80%	Monthly	JPHQ	7/17/23	69,908	EUR	(4,759)
Treatt PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	154,942	GBP	40,850
Trigano	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/23	49,771	EUR	(660)
Tritax EuroBox PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	88,196	GBP	21,511
Trustpilot Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	114,610	GBP	(59,619)
Tryg A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/13/23	2,170,197	DKK	5,878
Tubacex SA	1-Day EONIA - 1.63%	Monthly	MSCS	7/17/23	79,848	EUR	(17,251)
Turkiye Sinai Kalkinma Bankasi AS	1-Day FEDEF - 2.00%	Monthly	MSCS	1/23/24	49,373		7,997
Tyler Technologies Inc.	SOFR - 0.35%	Monthly	GSCO	3/01/24	279,049		(1,601)
U.S. Cellular	1-Day FEDEF - 0.20%	Monthly	BOFA	2/10/24	361,950		484
U.S. Steel	SOFR - 0.35%	Monthly	GSCO	2/23/24	1,490,691		(108,777)
Unilever	1-Day SONIA - 0.30%	Monthly	MSCS	10/16/23	131,446	GBP	(8,206)
UnipolSai	Euro STR - 0.30%	Monthly	JPHQ	11/27/23	88,015	EUR	(520)
United Utilities	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/23	36,336	GBP	1,202
UPM Kymmene Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/23	231,980	EUR	(36,801)
Urban Logistics REIT PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	137,358	GBP	10,852
Valley National Bancorp	1-Day FEDEF - 0.35%	Monthly	MSCS	12/29/23	47,405		(1,338)
Vallourec	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	144,369	EUR	(71,941)
Valmet OYJ	Euro STR - 0.28%	Monthly	SEBA	11/22/23	84,804	EUR	(22,372)
Veolia Environnement SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/30/23	33,313	EUR	(10,532)
Veradigm Inc.	1-Day FEDEF - 0.20%	Monthly	BOFA	2/08/24	548,130		1,398
Vestas Wind Systems A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/12/23	1,328,311	DKK	(40,152)
Vestel	1-Day FEDEF - 7.63%	Monthly	MSCS	9/08/23	88,881		(54,606)
VGP NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	148,184	EUR	(16,198)
Viaplay Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	2,975,245	SEK	(52,656)
Vicat SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/08/23	134,464	EUR	(32,032)
Victrex PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	24,907	GBP	(43)
Vidrala SA	1-Day EONIA - 0.35%	Monthly	MSCS	9/29/23	153,839	EUR	(121,459)
Vienna Insurance Group AG	Euro STR - 0.30%	Monthly	JPHQ	12/18/23	77,887	EUR	(16,889)
Vivendi	1-Day EONIA - 0.30%	Monthly	MSCS	12/11/23	167,732	EUR	(7,919)
Vodacom Group Ltd.	1-Day SABOR - 0.75%	Monthly	MSCS	7/13/23	643,996	ZAR	2,214

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

							Value/Unrealized
		Payment	Counter-	Maturity	Notional		Appreciation
Underlying Instrument	Financing Rate	Frequency	party	Date	Value*		(Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[c] (continued)
Volex PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/01/23	77,339	GBP	$14,331
Volkswagen AG	1-Day EONIA - 0.40%	Monthly	MSCS	12/13/23	310,423	EUR	4,771
Voltalia SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	112,866	EUR	(10,854)
Vonovia SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	73,456	EUR	(3,647)
Waga Energy SA	1-Day EONIA - 0.75%	Monthly	MSCS	7/17/23	39,543	EUR	5,786
Warehouse REIT PLC	1-Day SONIA - 1.38%	Monthly	MSCS	7/17/23	73,549	GBP	21,067
Weir Group PLC	1-Day SONIA - 0.76%	Monthly	MSCS	2/19/24	88,895	GBP	(1,576)
Westwing Group SE	Euro STR - 2.55%	Monthly	JPHQ	7/17/23	28,133	EUR	(5,387)
Wiit SpA	Euro STR - 0.70%	Monthly	JPHQ	7/31/23	107,747	EUR	(30,307)
Wizz Air Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	12/19/23	154,796	GBP	(24,056)
Wolfspeed Inc.	SOFR - 0.35%	Monthly	GSCO	2/23/24	308,977		(820)
XP Power Ltd.	1-Day SONIA - 0.30%	Monthly	MSCS	8/31/23	129,037	GBP	(37,420)
Xvivo Perfusion AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	505,387	SEK	(2,158)
Ypsomed Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/23	113,378	CHF	(12,164)
Zignago Vetro SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	96,823	EUR	(33,613)

							(5,611,413)

Total - Total Return Swap Contracts							$(1,319,032)

* In U.S. dollars unless otherwise indicated.

a The Fund receives the total return on the underlying instrument and pays a variable financing rate.

b Fair valued using significant unobservable inputs. See Note 7 regarding fair value investments.

c The Fund receives the variable financing rate and pays the total return on the underlying instrument.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Counterparty		Currency		Selected Portfolio
BNPP	BNP Paribas	ARS	Argentine Peso	ADR	American Depositary Receipt

BNYM	The Bank of New York Mellon Corp.	AUD	Australian Dollar	AONIA	Australian Interbank Offered Rate

BOFA	Bank of America, NA	BRL	Brazilian Real	ARM	Adjustable Rate Mortgage

BZWS	Barclays Bank PLC	CAD	Canadian Dollar	BADLAR	Argentina Deposit Rates BADLAR Private Banks ARS

CITI	Citigroup, NA	CHF	Swiss Franc	BBSW	Bank Bill Swap Rate

GSCO	Goldman Sachs International	CLP	Chilean Peso	BKBM	Bank Bill Benchmark Rate

HSBC	HSBC Bank PLC	CNY	Chinese Yuan	BRLCDI	Brazil Cetip Di Interbank Deposit Rate

JPHQ	JP Morgan Chase Bank, NA	COP	Colombian Peso	CAC	Cotation Assistee en Continu

MLCO	Merrill Lynch & Co., Inc.	CZK	Czech Koruna	CBOE	Chicago Board Options Exchange

MSCO	Morgan Stanley & Co. LLC	DKK	Danish Krone	CIBOR	Copenhagen Interbank Offered Rate

MSCS	Morgan Stanley Capital Services LLC	DOP	Dominican Peso	CLO	Collateralized Loan Obligation

SEBA	Skandinaviska Enskilda Banken AB	EUR	Euro	CLP TNA	Chilean Peso Floating Rate Index

		GBP	British Pound	CNRR007	China 7-Day Reverse Repo Rate

		HKD	Hong Kong Dollar	CORRA	Canadian Overnight Repo Rate Average

Index		HUF	Hungarian Forint	CZEONIA	Czech Overnight Index Average

CDX.NA.HY	CDX North America High Yield Index	INR	Indian Rupee	DAX	Deutscher Aktienindex

		JPY	Japanese Yen	DJIA	Dow Jones Industrial Average

		KRW	South Korean Won	EONIA	Euro OverNight Index Average

		MXN	Mexican Peso	ETF	Exchange Traded Fund

		MYR	Malaysian Ringgit	EURIBOR	Euro Interbank Offered Rate

		NOK	Norwegian Krone	FEDEF	Federal Funds Effective Rate

		NZD	New Zealand Dollar	FHLMC	Federal Home Loan Mortgage Corp.

		PEN	Peruvian Nuevo Sol	FNMA	Federal National Mortgage Association

		PHP	Philippine Peso	FRN	Floating Rate Note

		PLN	Polish Zloty	FTSE	Financial Times Stock Exchange

		RON	Romanian Leu	HIBOR	Hong Kong Interbank Offered Rate

		SEK	Swedish Krona	JGB	Japanese Government Bond

		SGD	Singapore Dollar	JIBAR	Johannesburg Interbank Agreed Rate

		THB	Thai Baht	KDR	Korean Depositary Receipt

		TWD	Taiwan Dollar	KLIBOR	Kuala Lumpur Interbank Offered Rate

		USD	United States Dollar	LIBOR	London InterBank Offered Rate

		ZAR	South African Rand	MIBOR	Mumbai Interbank Offered Rate

				MUTSCALM	Japan Unsecured Overnight Call Rate

				NIBOR	Norwegian Interbank Offered Rate

				OBFR	Overnight Bank Funding Rate

				PIK	Payment In-Kind

				RC	Revolving Loan Commitment

				REIT	Real Estate Investment Trust

				SABOR	South African Benchmark Overnight Rate

				SARON	Swiss Average Rate Overnight

				SIBCSORA	Singapore Overnight Rate Average

				SOFR	Secured Overnight Financing Rate

				SONIA	Sterling Overnight Index Average

				SPDR	Standard & Poor’s Depositary Receipt

				STIBOR	Stockholm Interbank Offered Rate

				STR	Short Term Rate

				TAIBOR	Taiwan Interbank Offered Rate

				THOR	Thai Overnight Repurchase Rate

				TOPIX	Tokyo Price Index

				WIBOR	Warsaw Interbank Offered Rate

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Schedule of Investments, February 28, 2023 (unaudited)

K2 Long Short Credit Fund

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests 1.0%
Aerospace & Defense 0.0%†
[a]Satellogic Inc., 1/25/27, wts.	United States	603	$147

Communications Equipment 0.0%†
aRiverbed Technology Inc.	United States	3,479	887

Diversified Financial Services 0.2%
[a]Aequi Acquisition Corp., A, 11/30/27, wts.	United States	146	15
[a]African Gold Acquisition Corp., A, 3/13/28, wts.	United States	1,393	—
[a]Agile Growth Corp., A, 12/31/27, wts.	United States	382	1
[a]Blue Whale Acquisition Corp. I, A, 7/09/23, wts.	United Arab Emirates	297	55
[a]Crystal Peak Acquisition, A	Netherlands	1,993	19,930
[a]Crystal Peak Acquisition, A, 6/22/26, wts.	Netherlands	802	401
[a]DHC Acquisition Corp., A, 12/31/27, wts.	United States	71	3
[a]Elliott Opportunity II Corp., A, 3/02/26, wts.	United States	333	49
[a]Fast Acquisition Corp. II, A, 3/16/26, wts.	United States	53	15
[a]Forum Merger IV Corp., A, 12/31/27, wts.	United States	206	41
[a]Fusion Acquisition Corp. II, A, 12/31/27, wts.	United States	318	13
[a]Growth For Good Acquisition Corp., Contingent Value, rts., 6/14/23	United States	1,518	118
[a]Hedosophia European Growth	United Kingdom	1,142	11,837
[a]Jackson Acquisition Co., A, 12/31/28, wts.	United States	880	14
[a]Landcadia Holdings IV Inc., A, 3/29/28, wts.	United States	343	63
[a]LDH Growth Corp. I, A, 12/31/28, wts.	United States	28	1
[a]Lead Edge Growth Opportunities Ltd., A, 12/31/28, wts.	United States	344	8
[a]Obotech Acquisition SE, A	Luxembourg	1,240	12,984
[a]Obotech Acquisition SE, A, 4/30/26, wts.	Luxembourg	413	44
[a]Pegasus Acquisition Co. Europe BV, A	Netherlands	1,768	18,326
[a]Southport Acquisition Corp., 5/24/28, wts.	United States	1,466	50
[a]Spree Acquisition Corp. 1 Ltd., 12/22/28, wts.	Israel	909	50
[a]Target Global Acquisition I Corp., A, 12/31/27, wts.	Israel	1,043	125
[a]Teract SA, 11/16/25, wts.	France	1,165	74
[a]Twin Ridge Capital Acquisition Corp., A	United States	2,202	22,460
[a]Zimmer Energy Transition Acquisition Corp., A, 5/14/23, wts.	United States	703	129

			86,806

Hotels, Restaurants & Leisure 0.0%†
[a]HomeToGo SE, 12/31/25, wts.	Luxembourg	210	—

Independent Power & Renewable Electricity Producers 0.4%
Clearway Energy Inc., A	United States	6,911	205,326

Oil, Gas & Consumable Fuels 0.4%
[a]Bighorn Permian Resources LLC	United States	1,346	34,996
Targa Resources Corp.	United States	2,078	153,980

			188,976

Professional Services 0.0%†
[a,b,c]Acosta Inc.	United States	923	7,569

Specialty Retail 0.0%†
[a]Carvana Co., A	United States	1	9

Total Common Stocks and Other Equity Interests
(Cost $514,303)			489,720

Quarterly Schedule of Investments | See Notes to Consolidated Schedules of Investments.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Long Short Credit Fund (continued)

	Country	Shares/ Warrants		Value

Convertible Preferred Stocks (Cost $50,262) 0.1%
Professional Services 0.1%
[b,c]Acosta Inc., cvt. pfd.	United States	1,145		$50,266

Preferred Stocks 0.0%†
Communications Equipment 0.0%†
[a]Riverbed Technology Inc., pfd., A	United States	2,381		607

Thrifts & Mortgage Finance 0.0%†
FHLMC, 8.375%, pfd., Z	United States	2,420		5,131
FNMA, 8.25%, pfd., S	United States	4,475		10,024

				15,155

Total Preferred Stocks (Cost $87,500)				15,762

		Principal Amount*

Convertible Bonds 1.1%
Airlines 0.3%
[d]Air France-KLM, senior note, Reg S, 0.125%, 3/25/26	France	9,222	EUR	166,833

Diversified Financial Services 0.1%
Lendingtree Inc., senior note, 0.50%, 7/15/25	United States	62,000		48,980

Internet & Direct Marketing Retail 0.1%
The Realreal Inc., senior note, 1.00%, 3/01/28	United States	55,000		21,109

Leisure Products 0.1%
Peloton Interactive Inc., senior note, zero cpn., 2/15/26	United States	52,000		40,811

Real Estate Management & Development 0.5%
[d]Opendoor Technologies Inc., senior note, 144A, 0.25%, 8/15/26	United States	233,000		109,379
Realogy Group LLC / Realogy Co.-Issuer Corp., senior note,
0.25%, 6/15/26	United States	122,000		85,583
Redfin Corp., senior note,
0.50%, 4/01/27	United States	76,000		46,465
zero cpn., 10/15/25	United States	18,000		12,960

				254,387

Total Convertible Bonds (Cost $564,485)				532,120

Corporate Bonds and Notes 23.9%
Airlines 0.1%
[d]Allegiant Travel Co., senior secured note, 144A, 7.25%, 8/15/27	United States	42,000		41,303

Automobiles 1.6%
[d]Aston Martin Capital Holdings Ltd., senior secured note, 144A,
10.50%, 11/30/25	United Kingdom	400,000		399,474
Ford Motor Credit Co. LLC, senior note, 5.125%, 6/16/25	United States	348,000		336,342
[d]Frontier Communications Holdings LLC, senior secured note,
144A, 8.75%, 5/15/30	United States	66,000		66,802

				802,618

Capital Markets 0.2%
Blackstone Private Credit Fund, senior note,
2.625%, 12/15/26	United States	58,000		49,304
3.25%, 3/15/27	United States	57,000		49,126

				98,430

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Chemicals 0.5%
[d]Polar US Borrower LLC / Schenectady International Group Inc.,
senior note, 144A, 6.75%, 5/15/26	United States	500,000		$234,872

Construction Materials 0.6%
[d]SRM Escrow Issuer LLC, senior secured note, 144A, 6.00%,
11/01/28	United States	354,000		314,587

Diversified Consumer Services 0.1%
[d]The Hertz Corp., senior note, 144A, 4.625%, 12/01/26	United States	80,000		71,330

Diversified Financial Services 2.1%
[d]Athenahealth Group Inc., senior note, 144A, 6.50%, 2/15/30	United States	402,000		318,466
[d]Jane Street Group / JSG Finance Inc., senior secured note, 144A,
4.50%, 11/15/29	United States	463,000		406,894
[d]Vistajet Malta Finance PLC / XO Management Holding Inc.,
senior note, 144A, 6.375%, 2/01/30	Switzerland	355,000		311,207

				1,036,567

Diversified Telecommunication Services 1.5%
[d]Altice France Holding SA, senior secured note, 144A, 10.50%,
5/15/27	Luxembourg	200,000		165,366
[d]Level 3 Financing Inc., senior note, 144A, 4.625%, 9/15/27	United States	332,000		248,475
[d]Lorca Telecom Bondco SA, senior secured note, Reg S, 4.00%,
9/18/27	Spain	100,000	EUR	95,600
[d]VMED O2 UK Financing I PLC, senior secured bond, Reg S,
4.50%, 7/15/31	United Kingdom	248,000	GBP	234,917

				744,358

Electric Utilities 0.9%
[d]EP Infrastructure AS, senior note, Reg S, 1.698%, 7/30/26	Czech Republic	100,000	EUR	87,128
[d]Eskom Holdings SOC Ltd., senior bond, Reg S, 6.75%, 8/06/23	South Africa	252,000		251,055
Pacific Gas and Electric Co., secured bond,
4.95%, 7/01/50	United States	84,557		66,912
3.50%, 8/01/50	United States	63,000		39,656

				444,751

Energy Equipment & Services 0.5%
[d]Solaris Midstream Holdings LLC, senior note, 144A, 7.625%,
4/01/26	United States	264,000		260,987

Equity Real Estate Investment Trusts (REITs) 0.1%
[d]Vici Properties LP / Vici Note Co. Inc., senior bond, 144A,
4.125%, 8/15/30	United States	83,000		71,769

Food & Staples Retailing 0.7%
[d]Chobani LLC / Chobani Finance Corp. Inc., senior note, 144A,
7.50%, 4/15/25	United States	383,000		373,502

Gas Utilities 0.2%
[d]Eustream AS, senior note, Reg S, 1.625%, 6/25/27	Slovak Republic	100,000	EUR	76,459

Health Care Providers & Services 0.4%
[d]RP Escrow Issuer LLC, senior secured note, 144A, 5.25%,
12/15/25	United States	283,000		221,477

Health Care Technology 0.2%
[d,e]Cloud Software Group Holdings Inc., senior secured note, 144A,
6.50%, 3/31/29	United States	138,000		119,683

Hotels, Restaurants & Leisure 1.2%
[d]Carnival Corp., 144A,
senior note, 6.00%, 5/01/29	United States	108,000		84,240
senior secured note, 9.875%, 8/01/27	United States	68,000		69,297

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Hotels, Restaurants & Leisure (continued)
[d]Carnival Corp., 144A, (continued) senior secured note, 4.00%, 8/01/28	United States	63,000		$53,324
[d]Carnival Holdings Bermuda Ltd., senior note, 144A, 10.375%, 5/01/28	United States	191,000		204,542
[d]Royal Caribbean Cruises Ltd., 144A, senior secured note, 8.25%, 1/15/29	United States	108,000		111,923
senior note, 9.25%, 1/15/29	United States	70,000		74,314

				597,640

Household Durables 1.4%
[d]K. Hovnanian Enterprises Inc., senior secured note, 144A,
[e]7.75%, 2/15/26	United States	446,000		434,685
10.50%, 2/15/26	United States	250,000		253,032

				687,717

Industrial Conglomerates 0.0%†
[d]Api Group de Inc., senior note, 144A, 4.75%, 10/15/29	United States	25,000		22,343

Internet & Direct Marketing Retail 0.6%
[d]Prosus NV, Reg S,
senior bond, 1.985%, 7/13/33	China	127,000	EUR	93,344
senior bond, 2.778%, 1/19/34	China	100,000	EUR	77,758
senior note, 3.257%, 1/19/27	China	100,000		88,996
[d]Rakuten Group Inc., senior note, 144A, 10.25%, 11/30/24	Japan	27,000		27,103

				287,201

IT Services 1.0%
[d]Hurricane Finance PLC, senior secured note, Reg S, 8.00%, 10/15/25	United Kingdom	234,000	GBP	260,669
[d]Virtusa Corp., senior note, 144A, 7.125%, 12/15/28	United States	286,000		237,845

				498,514

Leisure Products 0.5%
[d]Mattel Inc., senior note, 144A, 3.375%, 4/01/26	United States	280,000		257,240

Machinery 0.6%
[d]Chart Industries Inc., senior secured note, 144A, 7.50%, 1/01/30	United States	61,000		61,991
[d]TK Elevator US Newco Inc., senior secured note, 144A, 5.25%, 7/15/27	Germany	264,000		239,446

				301,437

Media 1.1%
[d]Advantage Sales & Marketing Inc., senior secured note, 144A, 6.50%, 11/15/28	United States	201,000		153,793
Charter Communications Operating LLC / Charter
Communications Operating Capital, senior secured bond, 3.95%, 6/30/62	United States	178,000		106,875
[d]CSC Holdings LLC, senior bond, 144A, 5.50%, 4/15/27	United States	87,000		75,772
[d]DISH DBS Corp., senior secured note, 144A, 5.75%, 12/01/28	United States	67,000		53,645
TEGNA Inc., senior note, 4.625%, 3/15/28	United States	185,000		165,344

				555,429

Multiline Retail 0.2%
Kohl’s Corp., senior bond, 5.55%, 7/17/45	United States	156,000		100,814

Oil, Gas & Consumable Fuels 3.8%
Energy Transfer LP, senior bond,
6.125%, 12/15/45	United States	25,000		23,442
5.00%, 5/15/50	United States	64,000		52,545

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Oil, Gas & Consumable Fuels (continued)
[d]Greensaif Pipelines Bidco SARL, senior secured bond, 144A,
6.129%, 2/23/38	Saudi Arabia	207,000		$206,788
6.51%, 2/23/42	Saudi Arabia	200,000		204,150
[d]Moss Creek Resources Holdings Inc., senior note, 144A,
7.50%, 1/15/26	United States	49,000		44,096
10.50%, 5/15/27	United States	107,000		100,696
[d]New Fortress Energy Inc., senior secured note, 144A, 6.75%,
9/15/25	United States	373,000		350,184
[d]Northern Oil And Gas Inc., senior note, 144A, 8.125%, 3/01/28	United States	34,000		32,841
Petroleos Mexicanos,
senior bond, 6.75%, 9/21/47	Mexico	200,000		130,243
senior note, 6.50%, 3/13/27	Mexico	206,000		187,715
Southwestern Energy Co., senior bond, 4.75%, 2/01/32	United States	278,000		239,191
Targa Resources Corp., senior bond, 6.50%, 2/15/53	United States	18,000		17,722
[d]Venture Global Calcasieu Pass LLC, senior secured bond, 144A,
3.875%, 11/01/33	United States	381,000		311,067
Vital Energy Inc., senior note, 9.50%, 1/15/25	United States	22,000		22,199

				1,922,879

Pharmaceuticals 1.3%
[d]1375209 Bc Ltd., senior secured note, 144A, 9.00%, 1/30/28	Canada	171,000		170,894
[d]Bausch Health Cos. Inc., senior secured note, 144A, 5.50%,
11/01/25	United States	183,000		159,366
[d]Organon & Co. / Organon Foreign Debt Co.-Issuer BV, senior
bond, 144A, 5.125%, 4/30/31	United States	355,000		301,734

				631,994

Road & Rail 0.5%
[d]Transnet SOC Ltd., senior note, 144A, 8.25%, 2/06/28	South Africa	262,000		263,241

Software 0.1%
Oracle Corp., senior bond, 3.85%, 4/01/60	United States	61,000		40,731

Specialty Retail 1.7%
[d]Carvana Co., senior note, 144A,
5.625%, 10/01/25	United States	319,000		195,053
5.50%, 4/15/27	United States	63,000		32,198
5.875%, 10/01/28	United States	65,000		31,325
4.875%, 9/01/29	United States	122,000		57,863
10.25%, 5/01/30	United States	323,000		202,238
[d]Douglas GMBH, senior secured note, Reg S, 6.00%, 4/08/26	Germany	231,000	EUR	215,558
[d]Guitar Center Inc., senior secured note, 144A, 8.50%, 1/15/26	United States	140,000		122,063

				856,298

Textiles, Apparel & Luxury Goods 0.2%
[d]Hanesbrands Inc., senior note, 144A, 4.625%, 5/15/24	United States	75,000		74,994

Total Corporate Bonds and Notes (Cost $13,032,689)				12,011,165

[f] Senior Floating Rate Interests 1.3%
Communications Equipment 0.1%
[g]Riverbed Technology Inc., Exit Term Loan, PIK, 7.00% (cash), (1-
Month USD LIBOR + 6.00%), 12/08/26	United States	88,929		32,404

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

[f] Senior Floating Rate Interests (continued)
Construction Materials 0.0%†
[h] Oldcastle BuildingEnvelope Inc., Term Loan RC, 7.303%, (1- Month SOFR + 3.75%), 4/29/27	United States	8,362		$7,317

Consumer Discretionary Services 0.3%
Travel Leaders Group LLC, Term Loan B, 8.635%, (1-Month USD LIBOR + 4.00%), 1/25/24	United States	140,417		130,535

Equity Real Estate Investment Trusts (REITs) 0.1%
McCarthy & Stone PLC, Term Loan B, 7.00%, (1-Month USD LIBOR + 7.00%), 12/16/25	United Kingdom	50,969	GBP	53,031

Food & Staples Retailing 0.2%
[h]Upfield Group BV, Term Loan RC, 5.429%, (3-Month EURIBOR + 3.00%), 1/02/25	Netherlands	120,960		113,866

Health Services 0.0%†
OpenText Corp., Initial Term Loan, 8.135%, (1-Month SOFR + 3.60%), 8/27/29	United States	11,942		11,941

Media 0.1%
Advantage Sales & Marketing Inc., Term Loan B1, 8.884%, (3- Month USD LIBOR + 4.50%), 10/28/27	United States	34,054		28,167
Cablevision SA, Term Loan B, 6.838%, (1-Month USD LIBOR + 2.25%), 7/17/25	United States	36,715		35,542
CSC Holdings LLC, Term Loan B, 9.063%, (1-Month USD LIBOR + 2.25%), 4/15/27	United States	7,032		6,601

				70,310

Oil, Gas & Consumable Fuels 0.1%
Euro Garage Ltd., Term Loan B1, 6.752%, (3-Month EURIBOR + 4.00%), 2/07/25	United States	33,515		32,017

Pharmaceuticals 0.2%
[h]Bausch Health Cos. Inc., Term Loan B, 9.914%, (1-Month SOFR + 5.25%), 2/01/27	United States	153,131		121,322

Software 0.2%
[h]Citrix Systems Inc., Term Loan B, 9.18%, (1-Month SOFR + 4.50%), 3/30/29	United States	85,883		79,898

Textiles, Apparel & Luxury Goods 0.0%†
[h]Varsity Brands, Initial Term Loan, 8.135%, (1-Month USD LIBOR + 3.50%), 12/16/24	United States	6,040		5,857

Total Senior Floating Rate Interests (Cost $760,252)				658,498

Foreign Government and Agency Securities 5.5%
[d]Government of Angola, senior bond, Reg S,
8.00%, 11/26/29	Angola	274,000		247,082
9.375%, 5/08/48	Angola	200,000		170,940
Government of Argentina, senior bond, 1.50%, 7/09/35	Argentina	1,070,495		307,016
[d]Government of Dominican Republic,
senior bond, Reg S, 5.875%, 1/30/60	Dominican Republic	300,000		226,348
senior note, 144A, 7.05%, 2/03/31	Dominican Republic	150,000		150,122
[d]Government of Germany, senior bond, Reg S, zero cpn., 2/15/32	Germany	76,500	EUR	64,372
[d]Government of Iraq, senior bond, Reg S, 5.80%, 1/15/28	Iraq	156,250		143,943

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

Foreign Government and Agency Securities (continued)
[e]Government of Italy, senior note, 2.375%, 10/17/24	Italy	373,000		$352,816
[d]Government of Ivory Coast, senior bond, Reg S, 4.875%, 1/30/32	Ivory Coast	100,000	EUR	81,245
Government of Mexico, senior bond, 6.35%, 2/09/35	Mexico	200,000		205,697
[d]Government of Nigeria, senior note, Reg S, 8.375%, 3/24/29	Nigeria	224,000		189,140
Government of South Africa, senior bond,
8.875%, 2/28/35	South Africa	2,162,269	ZAR	100,148
8.75%, 2/28/48	South Africa	5,616,233	ZAR	238,625
Government of Turkey, senior note, 9.875%, 1/15/28	Turkey	200,000		203,364
[d]Government of Ukraine, senior bond, Reg S,
7.75%, 9/01/26	Ukraine	200,000		38,164
zero cpn., 8/01/41	Ukraine	208,000		57,920

Total Foreign Government and Agency Securities (Cost $3,053,926)				2,776,942

U.S. Government and Agency Securities 0.3%
U.S. Treasury Bond,
2.875%, 5/15/52	United States	193,500		158,496
3.00%, 8/15/52	United States	1,700		1,430
U.S. Treasury Note, 4.00%, 10/31/29	United States	11,000		10,937

Total U.S. Government and Agency Securities (Cost $177,931)				170,863

Asset-Backed Securities and Commercial Mortgage-Backed
Securities 21.8%
Diversified Financial Services 8.6%
CitiMortgage Alternative Loan Trust, 2007-A1, 2A1, 5.50%, 1/25/22	United States	12,624		11,421
[d]FRTKL, 2021-SFR1, G, 144A, 4.105%, 9/17/38	United States	990,000		850,736
[d,f]GSMSC Pass-Through Trust, 2009-4R, 2A3, 144A, FRN, 4.956%, (1-Month USD LIBOR + 0.45%), 12/26/36	United States	568,491		405,434
[d,f]Mountain View CLO Ltd., 2018-1A, DRR, 144A, FRN, 8.442%, (3- Month USD LIBOR + 3.65%), 10/15/26	United States	1,290,000		1,287,941
[i]STARM Mortgage Loan Trust, 2007-2, 4A1, FRN, 2.753%, 4/25/37	United States	35,978		18,638
[d]Stellar Jay Ireland DAC, 2021-1, B, 144A, 5.926%, 10/15/41	Ireland	946,940		788,301
[f]Suntrust Alternative Loan Trust, 2005-1F, 1A1, FRN, 5.267%, (1- Month USD LIBOR + 0.65%), 12/25/35	United States	73,775		62,037
[d,f]VMC Finance LLC, 2019-FL3, C, 144A, FRN, 6.651%, (1-Month USD LIBOR + 2.05%), 9/15/36	United States	880,961		830,082
Wells Fargo Alternative Loan Trust, 2007-PA3, 2A2, 6.00%, 7/25/37	United States	87,579		74,607

				4,329,197

Mortgage Real Estate Investment Trusts (REITs) 13.2%
[i]American Home Mortgage Assets Trust, 2005-1, 1A1, FRN, 3.209%, 11/25/35	United States	69,935		52,248
[i]Banc of America Mortgage Trust, FRN,
2005-K, 2A1, 3.934%, 12/25/35	United States	105,153		92,521
2005-L, 1A1, 3.695%, 1/25/36	United States	86,164		72,792
2005-L, 3A1, 4.164%, 1/25/36	United States	62,433		57,378
[d,f]BBCMS Mortgage Trust, 2019-BWAY, E, 144A, FRN, 7.527%, (1- Month USD LIBOR + 2.96%), 11/15/34	United States	2,000,000		1,329,653
[d,i]BCAP LLC Trust, 2010-RR1, 1A4, 144A, FRN, 3.224%, 3/26/37	United States	177,277		140,489

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Long Short Credit Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
[i]Bear Stearns ARM Trust, FRN ,
2002-11, 1A2, 3.25%, 2/25/33	United States	1,455	$1,144
2006-2, 4A1, 3.328%, 7/25/36	United States	30,858	26,107
[i]Citigroup Mortgage Loan Trust, 2007-AR5, 2A1A, FRN, 4.393%, 4/25/37	United States	71,439	61,789
Countrywide Alternative Loan Trust,
2005-73CB, 1A2, 6.25%, 1/25/36	United States	108,090	103,397
2005-J10, 2A4, 6.00%, 10/25/35	United States	388,679	200,426
[i]Credit Suisse First Boston Mortgage Securities Corp., 2004-AR3, CB2, FRN, 3.309%, 4/25/34	Switzerland	102,255	86,749
CSMC Mortgage-Backed Trust, 2006-4, 9A1, 6.50%, 5/25/36	United States	718,269	294,546
[d,i]FARM Mortgage Trust, 2021-1, B, 144A, FRN, 3.24%, 7/25/51	United States	875,761	546,678
GSR Mortgage Loan Trust, 2004-6F, 2A4, 5.50%, 5/25/34	United States	70,657	68,723
Impac CMB Trust,
2004-4, 2A2, 5.341%, 9/25/34	United States	111,391	113,891
[f]2004-8, 3B, FRN, 7.242%, (1-Month USD LIBOR + 2.63%), 8/25/34	United States	89,617	78,668
[f]2005-2, 2B, FRN, 7.092%, (1-Month USD LIBOR + 2.48%), 4/25/35	United States	51,676	47,027
[f]2005-4, 2M1, FRN, 5.367%, (1-Month USD LIBOR + 0.50%), 5/25/35	United States	125,980	111,137
[f]2005-8, 2B, FRN, 6.867%, (1-Month USD LIBOR + 2.25%), 2/25/36	United States	66,096	58,641
[f]IndyMac INDX Mortgage Loan Trust, FRN,
2006-AR12, A1, 4.997%, (1-Month USD LIBOR + 0.38%), 9/25/46	United States	135,741	119,054
2006-AR29, A2, 4.777%, (1-Month USD LIBOR + 0.16%), 11/25/36	United States	228,353	215,335
[i]JPMorgan Mortgage Trust, FRN,
2006-A5, 6A1, 3.724%, 8/25/36	United States	161,263	127,923
2006-A7, 2A3, 3.846%, 1/25/37	United States	64,364	49,593
Lehman Mortgage Trust, 2005-3, 2A3, 5.50%, 1/25/36	United States	53,574	41,057
[i]MASTR Adjustable Rate Mortgages Trust, 2004-10, B1, FRN, 3.632%, 10/25/34	United States	412,629	360,818
[i]MASTR Alternative Loan Trust, 2007-HF1, 3A1, FRN, 3.275%, 10/25/47	United States	468,426	312,269
[d,f]Morgan Stanley Capital I Trust, 2018-BOP, E, 144A, FRN, 6.538%, (1-Month USD LIBOR + 1.95%), 6/15/35	United States	1,200,000	962,326
[i]RFMSI Trust, 2007-SA2, 3A, FRN, 5.855%, 4/25/37	United States	703,512	192,728
[i]Structured ARM Loan Trust, 2004-4, B1, FRN, 4.366%, 4/25/34	United States	440,637	371,489
WaMu Mortgage Pass-Through Certificates Series Trust, FRN,
[i]2003-AR3, B1, 3.871%, 6/25/33	United States	192,088	171,002
[f]2006-4, 3A2B, 4.777%, (1-Month USD LIBOR + 0.16%), 5/25/36	United States	180,499	153,444

			6,621,042

Total Asset-Backed Securities and Commercial Mortgage- Backed Securities (Cost $12,496,255)			10,950,239

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Long Short Credit Fund (continued)

	Number of Contracts	Notional Amount#	Value

Options Purchased 0.0%†

Puts - Exchange-Traded 0.0%†
Deere & Co., March Strike Price $300.00, Expires 3/17/23	2	83,848	$4
Dick's Sporting Good Inc., March Strike Price $70.00, Expires 3/17/23	8	102,904	40
S&P 500 Index, March Strike Price $3,445.00, Expires 3/31/23	4	1,588,060	1,800
SPDR S&P Regional Banking ETF, March Strike Price $52.00, Expires 3/17/23	28	172,368	196

			2,040

Puts - Over-the-Counter 0.0%†
H & M Hennes & Mauritz AB, Counterparty CITI, March Strike Price 100.00 SEK, Expires 3/17/23	21	277,284	15
Softbank Group, Counterparty GSCO, March Strike Price 4,540.00 JPY, Expires 3/09/23	1,180	6,510,060	8

			23

Total Options Purchased (Cost $64,825)			2,063

Total Investments before Short Term Investments

(Cost $30,802,428)			27,657,638

	Country	Shares

Short Term Investments 42.8%

Money Market Funds (Cost $21,506,085) 42.8%
[j]Fidelity Investments Money Market Government Portfolio, Institutional, 4.46%	United States	21,506,085	21,506,085

Total Investments (Cost $52,308,513) 97.8%			49,163,723

Options Written (0.0)%†			(12,400)

Securities Sold Short (7.0)%			(3,534,134)

Other Assets, less Liabilities 9.2%			4,636,642

Net Assets 100.0%			$50,253,831

	Number of Contracts	Notional Amount#

Options Written (Proceeds $53,104) (0.0)%†

Calls - Exchange-Traded (0.0)%†
S&P 500 Index, March Strike Price $4,100.00, Expires 3/31/23	4	1,632,044	(12,400)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Long Short Credit Fund (continued)

	Country	Shares	Value

Securities Sold Short (7.0)%

Common Stocks (2.5)%
Capital Markets (2.5)%
Ares Capital Corp.	United States	29,109	$(563,550)
Owl Rock Capital Corp.	United States	51,114	(700,262)

Total Common Stocks (Proceeds $1,210,847)			(1,263,812)

		Principal Amount*

Corporate Bonds and Notes (3.8)%
Automobiles (0.2)%
Ford Motor Credit Co. LLC, senior note, 4.95%, 5/28/27	United States	123,000	(114,731)

Banks (0.0)%†
SVB Financial Group, senior note, 1.80%, 10/28/26	United States	21,000	(18,319)

Chemicals (0.1)%
Celanese US Holdings LLC, senior note, 6.33%, 7/15/29	United States	30,000	(29,442)

Construction & Engineering (0.6)%
Fluor Corp., senior bond, 4.25%, 9/15/28	United States	312,000	(281,818)

Consumer Finance (0.8)%
Ally Financial Inc., junior sub. bond, 5.75%, 11/20/25	United States	96,000	(94,050)
Onemain Finance Corp., senior note,
6.875%, 3/15/25	United States	40,000	(39,089)
7.125%, 3/15/26	United States	257,000	(250,084)

			(383,223)

Diversified Financial Services (0.6)%
[d]Kronos Acquisition Holdings Inc. / KIK Custom Products Inc., senior note, 144A, 7.00%, 12/31/27	Canada	200,000	(171,729)
[d]MPH Acquisition Holdings LLC, senior note, 144A, 5.75%, 11/01/28	United States	169,000	(110,061)

			(281,790)

Health Care Providers & Services (0.2)%
Tenet Healthcare Corp., senior secured note, 6.25%, 2/01/27	United States	119,000	(116,005)

Hotels, Restaurants & Leisure (0.1)%
[d]Mohegan Tribal Gaming Authority, senior secured note, 144A, 8.00%, 2/01/26	United States	34,000	(31,884)

Media (0.7)%
DISH DBS Corp., senior note, 7.75%, 7/01/26	United States	67,000	(52,076)
iHeartCommunications Inc., senior note, 8.375%, 5/01/27	United States	228,886	(201,649)
[d]Scripps Escrow II Inc., senior bond, 144A, 5.375%, 1/15/31	United States	154,000	(109,196)

			(362,921)

Oil, Gas & Consumable Fuels (0.1)%
[d]Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., senior bond, 144A, 6.00%, 12/31/30	United States	87,000	(75,139)

Semiconductors & Semiconductor Equipment (0.4)%
Intel Corp., senior bond, 4.75%, 3/25/50	United States	143,000	(124,016)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

Securities Sold Short (continued)

Corporate Bonds and Notes (continued)
Intel Corp., senior bond, (continued) 4.90%, 8/05/52	United States	93,000		$(82,539)

				(206,555)

Total Corporate Bonds and Notes (Proceeds $2,042,284)				(1,901,827)

Foreign Government and Agency Securities (0.7)%
[d]Government of Italy, senior bond, Reg S, 0.95%, 6/01/32 Government of Turkey, senior bond, 5.75%, 3/22/24	Italy Turkey	92,000 170,000	EUR	(72,892) (166,319)
7.375%, 2/05/25	Turkey	131,000		(129,284)

Total Foreign Government and Agency Securities (Proceeds $389,442)				(368,495)

Total Securities Sold Short (Proceeds $3,642,573)				$(3,534,134)

†	Rounds to less than 0.1% of net assets.
*	The principal amount is stated in U.S. dollars unless otherwise indicated.
#

Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.

[a]	Non-income producing.
[b]	Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
[c]	See Note 3 regarding restricted securities.
[d]

Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2023, the net value of these securities was $18,599,231, representing 37.0% of net assets.

[e]

A portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and/or open written option contracts. At February 28, 2023, the aggregate value of these securities and/or cash pledged amounted to $4,943,292, representing 9.8% of net assets.

[f]	The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
[g]	Income may be received in additional securities and/or cash.
[h]	See Note 4 regarding unfunded loan commitments.
[i]

Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

[j]	The rate shown is the annualized seven-day effective yield at period end.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Long Short Credit Fund (continued)

At February 28, 2023, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Equity Contracts
S&P 500 E-Mini Index	Short	1	$198,775	3/17/23	$3,697

Total Futures Contracts					$3,697

    *As of period end.

At February 28, 2023, the Fund had the following forward exchange contracts outstanding.

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts
Brazilian Real	JPHQ	Buy	2,778,328	537,250		3/02/23	$–	$(6,574)
Brazilian Real	JPHQ	Sell	2,778,328	536,463		3/02/23	5,787	–
British Pound	JPHQ	Sell	560,000	690,422		3/15/23	16,629	–
Czech Koruna	JPHQ	Buy	22,695,789	1,001,582		3/15/23	19,975	(868)
Czech Koruna	JPHQ	Sell	22,695,789	1,007,246		3/15/23	1,301	(14,742)
Polish Zloty	JPHQ	Sell	926,818	194,987	EUR	3/15/23	2,306	(3,978)
Czech Koruna	JPHQ	Sell	1,019,051	42,834	EUR	3/15/23	237	(717)
Euro	JPHQ	Buy	163,225	178,062		3/15/23	–	(5,253)
Euro	JPHQ	Sell	240,349	258,182		3/15/23	3,722	–
Indonesian Rupiah	JPHQ	Buy	2,767,084,779	177,925		3/15/23	3,427	–
Indonesian Rupiah	JPHQ	Sell	4,636,980,450	296,710		3/15/23	–	(7,193)
Mexican Peso	JPHQ	Buy	2,189,411	109,243		3/15/23	10,060	–
Mexican Peso	JPHQ	Sell	2,189,411	117,646		3/15/23	–	(1,657)
Euro	JPHQ	Sell	195,769	926,818	PLN	3/15/23	2,880	(2,034)
Polish Zloty	JPHQ	Buy	193,768	43,546		3/15/23	–	(37)
Polish Zloty	JPHQ	Sell	680,766	152,326		3/15/23	–	(534)
South African Rand	JPHQ	Buy	15,227,857	888,024		3/15/23	–	(59,977)
South African Rand	JPHQ	Sell	19,182,534	1,098,745		3/15/23	55,654	–
South Korean Won	JPHQ	Buy	385,572,346	305,682		3/15/23	–	(14,122)
South Korean Won	JPHQ	Sell	332,438,742	255,694		3/15/23	4,312	–
Swedish Krona	JPHQ	Buy	20,000	1,914		3/15/23	–	(2)
Swedish Krona	JPHQ	Sell	20,000	1,964		3/15/23	52	–
Hungarian Forint	JPHQ	Sell	72,827,058	178,192	EUR	3/16/23	330	(14,071)
Euro	JPHQ	Buy	4,754	5,198		3/16/23	–	(165)
Euro	JPHQ	Sell	366,817	144,523,198	HUF	3/16/23	13,560	(271)
Hungarian Forint	JPHQ	Buy	50,751,936	140,849		3/16/23	675	(472)
Hungarian Forint	JPHQ	Sell	50,751,936	140,587		3/16/23	538	(1,004)
Euro	JPHQ	Buy	200,000	213,979		3/31/23	–	(2,022)
Euro	JPHQ	Sell	870,000	973,246		3/31/23	51,232	–
Brazilian Real	JPHQ	Buy	838,585	161,660		4/04/23	–	(2,590)
Euro	JPHQ	Buy	250,000	277,258		3/31/25	–	(4,493)
Euro	JPHQ	Sell	970,000	1,135,928		3/31/25	77,600	–

Total Forward Exchange Contracts							$270,277	$(142,776)

Net unrealized appreciation (depreciation)							$127,501

*In U.S. dollars unless otherwise indicated.

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Long Short Credit Fund (continued)

At February 28, 2023, the Fund had the following credit default swap contracts outstanding.

Credit Default Swap Contracts

Description	Annual Payment Rate Received (Paid)	Payment Frequency		Maturity Date	Notional Amount[a]	Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

Centrally Cleared Swap Contracts

Contracts to Buy Protection[c]

Traded Index

CDX.EM.38	(1.00)%	Quarterly		12/20/27	325,269	$18,449	$19,176	$(727)

OTC Swap Contracts

Contracts to Buy Protection[c]

Single Name			Counterparty
Air France-KLM	(5.00)%	Quarterly	CITI	12/20/27	5,000EUR	(156)	514	(670)
Air France-KLM	(5.00)%	Quarterly	CITI	12/20/27	6,000EUR	(187)	603	(790)
Air France-KLM	(5.00)%	Quarterly	CITI	12/20/27	12,000EUR	(374)	871	(1,245)
Air France-KLM	(5.00)%	Quarterly	CITI	12/20/27	14,000EUR	(3,356)	1,335	(4,691)
Air France-KLM	(5.00)%	Quarterly	CITI	12/20/27	23,000EUR	(716)	1,761	(2,477)
Ally Financial Inc.	(5.00)%	Quarterly	BNPP	12/20/27	138,000	(15,973)	(10,007)	(5,966)
Ally Financial Inc.	(5.00)%	Quarterly	BNPP	12/20/27	37,000	(4,282)	(2,830)	(1,452)
Ally Financial Inc.	(5.00)%	Quarterly	BNPP	12/20/27	24,000	(2,778)	(1,988)	(790)
Ally Financial Inc.	(5.00)%	Quarterly	CITI	12/20/24	40,000	(2,945)	(1,767)	(1,178)
Ally Financial Inc.	(5.00)%	Quarterly	GSCO	12/20/27	119,000	(13,773)	(9,252)	(4,521)
Ally Financial Inc.	(5.00)%	Quarterly	GSCO	12/20/27	15,000	(1,736)	(1,276)	(460)
Ally Financial Inc.	(5.00)%	Quarterly	GSCO	12/20/27	7,000	(810)	(590)	(220)
Ally Financial Inc.	(5.00)%	Quarterly	GSCO	12/20/27	5,000	(579)	(454)	(125)
Ally Financial Inc.	(5.00)%	Quarterly	MSCS	12/20/24	34,000	(2,503)	(1,494)	(1,009)
Altice France Holding SA	(5.00)%	Quarterly	JPHQ	12/20/27	1,000EUR	57	92	(35)
Altice France Holding SA	(5.00)%	Quarterly	JPHQ	12/20/27	2,000EUR	115	172	(57)
Altice France Holding SA	(5.00)%	Quarterly	JPHQ	12/20/27	6,000EUR	344	520	(176)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	12/20/23	15,000	(362)	167	(529)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	12/20/23	14,000	(337)	289	(626)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	12/20/23	41,000	(988)	723	(1,711)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	6/20/24	42,000	(508)	1,145	(1,653)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	6/20/24	25,000	(302)	2,331	(2,633)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	6/20/24	84,000	(1,016)	4,595	(5,611)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	12/20/24	20,000	(23)	2,451	(2,474)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	6/20/25	16,000	209	1,777	(1,568)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	6/20/25	64,000	835	6,748	(5,913)
American Airlines Group Inc.	(5.00)%	Quarterly	GSCO	12/20/23	12,000	(289)	145	(434)
American Airlines Group Inc.	(5.00)%	Quarterly	GSCO	12/20/23	17,000	(410)	204	(614)
American Airlines Group Inc.	(5.00)%	Quarterly	GSCO	12/20/23	48,000	(1,157)	655	(1,812)
American Airlines Group Inc.	(5.00)%	Quarterly	GSCO	12/20/23	20,000	(482)	696	(1,178)
American Airlines Group Inc.	(5.00)%	Quarterly	GSCO	12/20/23	33,000	(795)	1,567	(2,362)
American Airlines Group Inc.	(5.00)%	Quarterly	GSCO	6/20/24	10,000	(121)	685	(806)
American Airlines Group Inc.	(5.00)%	Quarterly	GSCO	6/20/24	37,000	(448)	2,783	(3,231)
American Airlines Group Inc.	(5.00)%	Quarterly	GSCO	12/20/24	9,000	(10)	1,158	(1,168)
American Airlines Group Inc.	(5.00)%	Quarterly	GSCO	12/20/24	78,000	(88)	5,543	(5,631)
American Axle &
Manufacturing Inc.	(5.00)%	Quarterly	JPHQ	6/20/25	11,000	(521)	(452)	(69)
American Axle &
Manufacturing Inc.	(5.00)%	Quarterly	JPHQ	6/20/27	26,000	(247)	(308)	61
American Axle &
Manufacturing Inc.	(5.00)%	Quarterly	MSCS	6/20/27	26,000	(247)	(398)	151
American Axle &
Manufacturing Inc.	(5.00)%	Quarterly	MSCS	6/20/27	12,000	(114)	119	(233)
American Axle &
Manufacturing Inc.	(5.00)%	Quarterly	MSCS	12/20/27	6,000	22	196	(174)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]	Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)

Arcelormittal SA	(5.00)%	Quarterly	BOFA	12/20/27	25,000EUR	$(3,563)	$(1,494)	$(2,069)

Arcelormittal SA	(5.00)%	Quarterly	JPHQ	12/20/27	51,000EUR	(7,269)	(3,069)	(4,200)

Arcelormittal SA	(5.00)%	Quarterly	JPHQ	12/20/27	12,000EUR	(1,710)	(986)	(724)

Arcelormittal SA	(5.00)%	Quarterly	JPHQ	12/20/27	12,000EUR	(1,710)	(915)	(795)

Arcelormittal SA	(5.00)%	Quarterly	JPHQ	12/20/27	12,000EUR	(1,710)	(896)	(814)

BMW AG	(1.00)%	Quarterly	BZWS	12/20/27	54,000EUR	(1,080)	663	(1,743)

BMW AG	(1.00)%	Quarterly	MSCS	12/20/27	54,000EUR	(1,080)	528	(1,608)

Carnival Corp.	(1.00)%	Quarterly	BZWS	12/20/26	12,000	2,548	4,484	(1,936)

Carnival Corp.	(1.00)%	Quarterly	BZWS	12/20/26	12,000	2,548	4,539	(1,991)

Carnival Corp.	(1.00)%	Quarterly	BZWS	12/20/26	12,000	2,548	4,563	(2,015)

Carnival Corp.	(1.00)%	Quarterly	BZWS	12/20/26	24,000	5,097	7,903	(2,806)

Carnival Corp.	(1.00)%	Quarterly	BZWS	12/20/26	24,000	5,097	8,995	(3,898)

Carnival Corp.	(1.00)%	Quarterly	CITI	12/20/26	12,000	2,548	3,857	(1,309)

Carnival Corp.	(1.00)%	Quarterly	CITI	12/20/26	12,000	2,548	4,011	(1,463)

Ceconomy AG	(1.00)%	Quarterly	MSCS	6/20/23	2,000EUR	14	98	(84)

Ceconomy AG	(1.00)%	Quarterly	MSCS	12/20/23	4,000EUR	189	273	(84)

Ceconomy AG	(1.00)%	Quarterly	MSCS	12/20/23	4,000EUR	189	350	(161)

Ceconomy AG	(1.00)%	Quarterly	MSCS	12/20/23	4,000EUR	189	359	(170)

Ceconomy AG	(1.00)%	Quarterly	MSCS	12/20/23	4,000EUR	189	371	(182)

Ceconomy AG	(1.00)%	Quarterly	MSCS	12/20/23	8,000EUR	379	676	(297)

Ceconomy AG	(1.00)%	Quarterly	MSCS	6/20/24	10,000EUR	945	1,117	(172)

Compagnie de Saint-Gobain SA	(1.00)%	Quarterly	CITI	12/20/27	67,000EUR	(734)	1,491	(2,225)

Compagnie de Saint-Gobain SA	(1.00)%	Quarterly	CITI	12/20/27	112,000EUR	(1,227)	2,488	(3,715)

Daimler Truck Holding AG	(1.00)%	Quarterly	GSCO	12/20/27	56,000EUR	(957)	806	(1,763)

Ford Motor Credit Co. LLC	(5.00)%	Quarterly	CITI	12/20/27	86,000	(8,477)	(4,740)	(3,737)

Ford Motor Credit Co. LLC	(5.00)%	Quarterly	GSCO	12/20/27	1,000	(99)	(59)	(40)

Ford Motor Credit Co. LLC	(5.00)%	Quarterly	MSCS	12/20/27	29,000	(2,858)	(2,166)	(692)

Ford Motor Credit Co. LLC	(5.00)%	Quarterly	MSCS	12/20/27	12,000	(1,183)	(471)	(712)

Government of Italy	(1.00)%	Quarterly	BOFA	6/20/24	233,000	(2,304)	639	(2,943)

Government of Italy	(1.00)%	Quarterly	BOFA	6/20/24	140,000	(1,384)	861	(2,245)

Government of Japan	(1.00)%	Quarterly	BZWS	12/20/27	58,000	(1,990)	(1,717)	(273)

Government of Japan	(1.00)%	Quarterly	BZWS	12/20/27	47,000	(1,613)	(1,522)	(91)

Government of Japan	(1.00)%	Quarterly	BZWS	12/20/27	47,000	(1,613)	(1,497)	(116)

Government of Japan	(1.00)%	Quarterly	BZWS	12/20/27	47,000	(1,613)	(1,487)	(126)

Government of Japan	(1.00)%	Quarterly	BZWS	12/20/27	47,000	(1,613)	(1,386)	(227)

Government of Japan	(1.00)%	Quarterly	BZWS	12/20/27	24,000	(824)	(706)	(118)

Government of Japan	(1.00)%	Quarterly	GSCO	12/20/27	82,000	(2,814)	(2,393)	(421)

Government of Japan	(1.00)%	Quarterly	GSCO	12/20/27	47,000	(1,613)	(1,387)	(226)

Government of Japan	(1.00)%	Quarterly	GSCO	12/20/27	35,000	(1,201)	(1,146)	(55)

Government of Japan	(1.00)%	Quarterly	GSCO	12/20/27	24,000	(824)	(701)	(123)

Government of Japan	(1.00)%	Quarterly	MSCS	12/20/27	70,000	(2,402)	(2,202)	(200)

HP Inc.	(1.00)%	Quarterly	GSCO	12/20/27	60,000	371	2,318	(1,947)

HP Inc.	(1.00)%	Quarterly	MSCS	12/20/27	65,000	401	2,168	(1,767)

ICE Ltd.	(5.00)%	Quarterly	JPHQ	6/20/25	10,000EUR	1,007	320	687

Iceland Bondco	(5.00)%	Quarterly	GSCO	6/20/25	15,000EUR	1,511	1,951	(440)

JFE Holdings Inc.	(1.00)%	Quarterly	BZWS	12/20/27	4,732,000JPY	(708)	(317)	(391)

JFE Holdings Inc.	(1.00)%	Quarterly	CITI	12/20/27	4,732,000JPY	(708)	(676)	(32)

JFE Holdings Inc.	(1.00)%	Quarterly	CITI	12/20/27	4,725,000JPY	(706)	(668)	(38)

JFE Holdings Inc.	(1.00)%	Quarterly	CITI	12/20/27	2,363,000JPY	(353)	(320)	(33)

JFE Holdings Inc.	(1.00)%	Quarterly	GSCO	12/20/27	4,732,000JPY	(708)	(606)	(102)

JFE Holdings Inc.	(1.00)%	Quarterly	GSCO	12/20/27	2,335,000JPY	(349)	(315)	(34)

JFE Holdings Inc.	(1.00)%	Quarterly	GSCO	12/20/27	2,366,000JPY	(354)	(221)	(133)

JFE Holdings Inc.	(1.00)%	Quarterly	GSCO	12/20/27	2,366,000JPY	(354)	(174)	(180)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]	Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)

Kawasaki Heavy Industries Ltd.	(1.00)%	Quarterly	BZWS	12/20/27	4,706,000JPY	$(842)	$(988)	$146

Kawasaki Heavy Industries Ltd.	(1.00)%	Quarterly	BZWS	12/20/27	4,706,000JPY	(842)	(686)	(156)

Kawasaki Heavy Industries Ltd.	(1.00)%	Quarterly	BZWS	12/20/27	2,353,000JPY	(421)	(436)	15

Kawasaki Heavy Industries Ltd.	(1.00)%	Quarterly	BZWS	12/20/27	2,353,000JPY	(421)	(347)	(74)

Kawasaki Heavy Industries Ltd.	(1.00)%	Quarterly	BZWS	12/20/27	2,353,000JPY	(421)	(272)	(149)

Kawasaki Heavy Industries Ltd.	(1.00)%	Quarterly	CITI	12/20/27	2,353,000JPY	(421)	(498)	77

Kawasaki Heavy Industries Ltd.	(1.00)%	Quarterly	GSCO	12/20/27	2,353,000JPY	(421)	(439)	18

Kobe Steel Ltd.	(1.00)%	Quarterly	BZWS	12/20/27	1,273,000JPY	40	17	23

Kobe Steel Ltd.	(1.00)%	Quarterly	CITI	12/20/27	2,437,000JPY	76	170	(94)

Kobe Steel Ltd.	(1.00)%	Quarterly	GSCO	12/20/27	2,437,000JPY	76	153	(77)

Kobe Steel Ltd.	(1.00)%	Quarterly	JPHQ	12/20/27	2,383,000JPY	74	40	34

Kohl’s Corp.	(1.00)%	Quarterly	GSCO	6/20/26	41,000	3,489	553	2,936

Lanxess AG	(1.00)%	Quarterly	GSCO	12/20/27	36,000EUR	361	2,394	(2,033)

Lanxess AG	(1.00)%	Quarterly	JPHQ	12/20/27	181,000EUR	1,815	13,193	(11,378)

Lloyds Bank PLC	(1.00)%	Quarterly	BZWS	12/20/27	40,000EUR	477	2,256	(1,779)

Lloyds Bank PLC	(1.00)%	Quarterly	CITI	12/20/27	12,000EUR	143	539	(396)

Lloyds Bank PLC	(1.00)%	Quarterly	CITI	12/20/27	107,000EUR	1,277	4,661	(3,384)

Lloyds Bank PLC	(1.00)%	Quarterly	JPHQ	12/20/27	14,000EUR	167	1,000	(833)

Macy's Retail Holdings LLC.	(1.00)%	Quarterly	GSCO	12/20/27	10,000	1,056	1,227	(171)

Macy's Retail Holdings LLC.	(1.00)%	Quarterly	GSCO	12/20/27	20,000	2,112	2,354	(242)

Macy's Retail Holdings LLC.	(1.00)%	Quarterly	JPHQ	12/20/27	20,000	2,112	1,780	332

Marubeni Corp.	(1.00)%	Quarterly	CITI	6/20/25	3,711,000JPY	(570)	536	(1,106)

Mitsui O.S.K. Lines Ltd.	(1.00)%	Quarterly	BZWS	12/20/27	2,509,000JPY	(206)	(127)	(79)

Mitsui O.S.K. Lines Ltd.	(1.00)%	Quarterly	GSCO	12/20/27	2,377,000JPY	(195)	(84)	(111)

Mitsui O.S.K. Lines Ltd.	(1.00)%	Quarterly	GSCO	12/20/27	1,175,000JPY	(97)	(63)	(34)

Mitsui O.S.K. Lines Ltd.	(1.00)%	Quarterly	GSCO	12/20/27	2,350,000JPY	(193)	(22)	(171)

Mitsui O.S.K. Lines Ltd.	(1.00)%	Quarterly	GSCO	12/20/27	2,350,000JPY	(193)	–	(193)

Mitsui O.S.K. Lines Ltd.	(1.00)%	Quarterly	GSCO	12/20/27	1,175,000JPY	(97)	18	(115)

Mitsui O.S.K. Lines Ltd.	(1.00)%	Quarterly	GSCO	12/20/27	2,350,000JPY	(193)	37	(230)

Mitsui O.S.K. Lines Ltd.	(1.00)%	Quarterly	JPHQ	12/20/27	2,350,000JPY	(193)	(142)	(51)

Next PLC	(1.00)%	Quarterly	BZWS	12/20/27	9,000EUR	182	602	(420)

Next PLC	(1.00)%	Quarterly	CITI	12/20/27	80,000EUR	1,618	5,350	(3,732)

Next PLC	(1.00)%	Quarterly	GSCO	12/20/27	32,000EUR	647	2,152	(1,505)

Nippon Paper Industries Co. Ltd.	(1.00)%	Quarterly	BZWS	12/20/27	718,000JPY	435	314	121

Nippon Paper Industries Co. Ltd.	(1.00)%	Quarterly	BZWS	12/20/27	5,744,000JPY	3,482	2,039	1,443

Nippon Paper Industries Co. Ltd.	(1.00)%	Quarterly	CITI	12/20/27	2,872,000JPY	1,741	1,065	676

Nippon Paper Industries Co. Ltd.	(1.00)%	Quarterly	JPHQ	12/20/27	2,872,000JPY	1,741	1,310	431

Nippon Steel Corp.	(1.00)%	Quarterly	BZWS	12/20/27	5,915,000JPY	(931)	(587)	(344)

Nippon Steel Corp.	(1.00)%	Quarterly	BZWS	12/20/27	2,366,000JPY	(372)	(275)	(97)

Nippon Steel Corp.	(1.00)%	Quarterly	BZWS	12/20/27	715,000JPY	(113)	(110)	(3)

Nippon Steel Corp.	(1.00)%	Quarterly	BZWS	12/20/27	559,000JPY	(88)	(87)	(1)

Nippon Steel Corp.	(1.00)%	Quarterly	CITI	12/20/27	1,959,000JPY	(308)	(286)	(22)

Nippon Steel Corp.	(1.00)%	Quarterly	GSCO	12/20/27	2,366,000JPY	(372)	(384)	12

Nippon Steel Corp.	(1.00)%	Quarterly	MSCS	12/20/27	4,732,000JPY	(745)	(690)	(55)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]	Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)
Rakuten Group Inc.	(1.00)%	Quarterly	BZWS	12/20/24	2,261,000JPY	$970	$315	$655
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	12/20/24	2,867,000JPY	1,230	648	582
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	6/20/27	158,000JPY	164	109	55
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	6/20/27	481,000JPY	501	335	166
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	6/20/27	1,491,000JPY	1,552	787	765
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	12/20/27	1,420,000JPY	1,635	1,125	510
Simon Property Group LP	(1.00)%	Quarterly	BNPP	12/20/27	52,000	(402)	765	(1,167)
Simon Property Group LP	(1.00)%	Quarterly	BZWS	12/20/27	84,000	(650)	1,374	(2,024)
Societe Generale SA	(1.00)%	Quarterly	BZWS	12/20/23	200,000EUR	(1,525)	732	(2,257)
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/27	777,000JPY	404	725	(321)
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/27	1,331,000JPY	692	1,178	(486)
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/27	1,503,000JPY	781	1,338	(557)
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/27	4,972,000JPY	2,583	4,484	(1,901)
Stellantis NV	(5.00)%	Quarterly	BZWS	12/20/27	14,000EUR	(2,391)	(1,402)	(989)
Stellantis NV	(5.00)%	Quarterly	CITI	12/20/27	55,000EUR	(9,392)	(5,498)	(3,894)
Stellantis NV	(5.00)%	Quarterly	CITI	12/20/27	12,000EUR	(2,049)	(1,332)	(717)
Stena AB	(5.00)%	Quarterly	BZWS	6/20/24	15,000EUR	(692)	(296)	(396)
Stena AB	(5.00)%	Quarterly	GSCO	6/20/24	3,000EUR	(138)	21	(159)
Stena AB	(5.00)%	Quarterly	GSCO	6/20/24	5,000EUR	(231)	35	(266)
Stena AB	(5.00)%	Quarterly	GSCO	12/20/24	92,000EUR	(5,058)	(3,410)	(1,648)
Stena AB	(5.00)%	Quarterly	GSCO	6/20/27	3,000EUR	(110)	(5)	(105)
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	2,000EUR	(73)	18	(91)
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	6,000EUR	(220)	66	(286)
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	28,000EUR	(1,025)	157	(1,182)
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	10,000EUR	(366)	210	(576)
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	35,000EUR	(1,282)	254	(1,536)
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	15,000EUR	(549)	890	(1,439)
TDC Holding	(1.00)%	Quarterly	BNPP	6/20/27	60,000EUR	(339)	2,944	(3,283)
U.S. Steel Corp.	(5.00)%	Quarterly	BZWS	12/20/27	9,000	(518)	(49)	(469)
U.S. Steel Corp.	(5.00)%	Quarterly	BZWS	12/20/27	5,000	(288)	7	(295)
U.S. Steel Corp.	(5.00)%	Quarterly	BZWS	12/20/27	5,000	(288)	204	(492)
U.S. Steel Corp.	(5.00)%	Quarterly	BZWS	12/20/27	11,000	(633)	517	(1,150)
U.S. Steel Corp.	(5.00)%	Quarterly	GSCO	12/20/27	11,000	(633)	214	(847)
U.S. Steel Corp.	(5.00)%	Quarterly	MSCS	12/20/27	7,000	(403)	100	(503)
U.S. Steel Corp.	(5.00)%	Quarterly	MSCS	12/20/27	12,000	(690)	150	(840)
U.S. Steel Corp.	(5.00)%	Quarterly	MSCS	12/20/27	12,000	(690)	170	(860)
U.S. Steel Corp.	(5.00)%	Quarterly	MSCS	12/20/27	12,000	(690)	562	(1,252)
U.S. Steel Corp.	(5.00)%	Quarterly	MSCS	12/20/27	12,000	(690)	607	(1,297)
U.S. Steel Corp.	(5.00)%	Quarterly	MSCS	12/20/27	23,000	(1,323)	694	(2,017)
Unibail-Rodamco-Westfield SE	(1.00)%	Quarterly	GSCO	12/20/27	43,000EUR	1,594	2,275	(681)

Contracts to Sell Protection[c,d]

Single Name
American Axle &
Manufacturing Inc.	5.00%	Quarterly	CITI	6/20/25	11,000	521	451	70	BB-
Calpine Corp.	5.00%	Quarterly	JPHQ	12/20/27	1,000	45	(9)	54	BB-
Calpine Corp.	5.00%	Quarterly	JPHQ	12/20/27	48,000	2,144	173	1,971	BB-
Kohl’s Corp.	1.00%	Quarterly	JPHQ	6/20/26	41,000	(3,489)	(2,448)	(1,041)	BB+
Nordstrom Inc.	1.00%	Quarterly	GSCO	12/20/27	20,000	(2,908)	(3,532)	624	BB+
Nordstrom Inc.	1.00%	Quarterly	GSCO	12/20/27	10,000	(1,454)	(1,721)	267	BB+

Total OTC Swap Contracts						$(100,345)	$72,790	$(173,135)

Total Credit Default Swap Contracts						$(81,896)	$91,966	$(173,862)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Long Short Credit Fund (continued)

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

bBased on Standard and Poor's (S&P) Rating for single name swaps.

cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

dThe Fund enters contracts to sell protection to create a long credit position.

At February 28, 2023, the Fund had the following interest rate swap contracts outstanding.

Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/ Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts
Receive Floating rate 1 Year-SOFR Pay Fixed rate 1.36%	Annually	3/08/24	1,000,000		$49,625
Receive Fixed 12.865% Pay Floating BZDIOVRA Index	Annually	1/02/25	3,855,637	BRL	2,044
Receive Floating rate 3 Month USD-LIBOR Pay Fixed rate 2.25%	Quarterly	6/20/28	1,100,000		26,100
Receive Floating rate 1 Year-SOFR Pay Fixed rate 1.52%	Annually	3/08/32	1,000,000		171,808

Total Interest Rate Swap Contracts					$249,577

*In U.S. dollars unless otherwise indicated.

At February 28, 2023, the Fund had the following total return swap contracts outstanding.

Total Return Swap Contracts

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value	Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts

Equity Contracts - Long[a]
Energy Transfer LP	1-Month LIBOR + 0.50%	Monthly	CITI	10/18/23	$24,712	$1,806
Energy Transfer LP	1-Month LIBOR + 0.90%	Monthly	GSCO	1/26/24	33,014	(106)
Energy Transfer LP	1-Month LIBOR + 0.90%	Monthly	GSCO	2/14/24	47,495	(756)

						944

Interest Rate Contracts - Long[a]
Government of Indonesia	SOFR + 0.55%	Monthly	JPHQ	2/17/33	117,102	413

Total - Total Return Swap Contracts						$1,357

aThe Fund receives the total return on the underlying instrument and pays a variable financing rate.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Long Short Credit Fund (continued)

Abbreviations

Counterparty		Currency		Selected Portfolio

BNPP	BNP Paribas	EUR	Euro	ARM	Adjustable Rate Mortgage

BOFA	Bank of America, NA	BRL	Brazilian Real	BZDIOVRA	Brazil Interbank Deposit Rate

BZWS	Barclays Bank PLC	GBP	British Pound	CLO	Collateralized Loan Obligation

CITI	Citigroup, NA	HUF	Hungarian Forint	ETF	Exchange Traded Fund

GSCO	Goldman Sachs International	JPY	Japanese Yen	EURIBOR	Euro Interbank Offered Rate

JPHQ	JP Morgan Chase Bank, NA	PLN	Polish Zloty	FHLMC	Federal Home Loan Mortgage Corp.

MSCS	Morgan Stanley Capital Services LLC	SEK	Swedish Krona	FNMA	Federal National Mortgage Association

		USD	United States Dollar	FRN	Floating Rate Note

		ZAR	South African Rand	LIBOR	London InterBank Offered Rate

				PIK	Payment In-Kind

Index				RC	Revolving Loan Commitment

CDX.EM	CDX Emerging Markets Index			REIT	Real Estate Investment Trust

				SFR	Single Family Revenue

				SOFR	Secured Overnight Financing Rate

				SPDR	Standard & Poor's Depositary Receipt

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to (Consolidated) Schedules of Investments (unaudited)

1. Organization

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds. The Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.

Effective January 17, 2023, Franklin K2 Alternative Strategies Fund was renamed K2 Alternative Strategies Fund and Franklin K2 Long Short Credit Fund was renamed K2 Long Short Credit Fund.

2. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds’ investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds’ portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At February 28, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. Restricted Securities

The Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At February 28, 2023, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:

Shares	Issuer	Acquisition Date	Cost	Value
K2 Long Short Credit Fund
923	Acosta Inc.	12/31/19	$8,144	$7,569
1,145	Acosta Inc., cvt. pfd.	12/31/19 – 1/17/23	50,262	50,266

	Total Restricted Securities (Value is 0.1% of Net Assets)		$58,406	$57,835

4. Unfunded Loan Commitments

Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the (Consolidated) Schedules of Investments.

At February 28, 2023, unfunded commitments were as follows:

Borrower	Unfunded Commitment
K2 Alternative Strategies Fund
Areas, Term Loan B1	$44,382
Atlas AI, Initial Term Loan	215,000
Bausch Health Cos. Inc., Term Loan B	655,217
Carnival Corp., Term Loan B	200,000
Carnival Corp., Term Loan B	155,000
Citrix Systems Inc., Term Loan B	153,718
CSC Holdings LLC, Term Loan B	214,158
Euro Garage Ltd., Term Loan B1	125,991
Inspire Brands, Initial Term Loan	1,027,800
K. Hovnanian Enterprises Inc., Term Loan RC	1,000,000
Oldcastle BuildingEnvelope Inc., Term Loan RC	234,831
Solera Holdings, Initial Term Loan	1,027,800
Uber Technologies, Initial Term Loan	100,000
Upfield Group BV, Term Loan RC	316,677
Varsity Brands, Initial Term Loan	13,045
ZF Invest, Term Loan B	149,429

$5,633,048

K2 Long Short Credit Fund
Bausch Health Cos. Inc., Term Loan B	$66,205
K. Hovanian Enterprises Inc., Term Loan RC	1,000,000
Oldcastle BuildingEnvelope Inc., Term Loan RC	49,073
Upfield Group BV, Term Loan RC	93,572
Varsity Brands, Initial Term Loan	2,325

$1,211,175

5. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended February 28, 2023, investments in affiliated management investment companies as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Income from Securities Loaned

K2 Alternative Strategies Fund

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 4.17%	$4,937,000	$55,709,000	$(57,081,000)	$-	$-	$3,565,000	3,565,000	$69,116

6. Investments in K2 Holdings Investment Corp. (K2 Subsidiary)

Certain or all Funds invest in certain financial instruments and commodity-linked derivative investments through its investment in the K2 Subsidiary. The K2 Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At February 28, 2023, the K2 Subsidiary’s investments, as well as any other assets and liabilities of the K2 Subsidiary, are reflected in the Fund’s Consolidated Schedule of Investments. At February 28, 2023, the Fund’s investments in the K2 Subsidiary were as follows:

Fund Name	Subsidiary Name[a]	Consolidated Net Assets	Subsidiary Net Assets	% of Consolidated Net Assets

K2 Alternative Strategies Fund	K2 Holdings Investment Corp.	$943,120,482	$28,256,064	3.0%

a The Fund’s investments in the K2 Subsidiary is limited to 25% of consolidated assets.

7. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

●	Level 1 – quoted prices in active markets for identical financial instruments

●	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

●

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments) The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of February 28, 2023, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2		Level 3		Total
K2 Alternative Strategies Fund
Assets:

Investments in Securities:[a]
Equity Investments[b]	$225,649,758	$22,178,310		$8,232,463		$256,060,531
Convertible Bonds	–	129,628,771		–		129,628,771
Corporate Bonds and Notes	–	125,386,314		23,977		125,410,291
Corporate Bonds and Notes in Reorganization	–	5,995,608		–		5,995,608
Senior Floating Rate Interests	–	3,233,695		–		3,233,695
Foreign Government and Agency Securities	–	58,005,633		–		58,005,633
U.S. Government and Agency Securities	–	22,507,056		–		22,507,056
Asset-Backed Securities and Commercial Mortgage-Backed Securities	–	14,209,777		–		14,209,777
Options Purchased	2,479,920	305,338		–		2,785,258
Short Term Investments	262,312,261	4,866,517		–		267,178,778

Total Investments in Securities	$490,441,939	$386,317,019	[d]	$8,256,440		$885,015,398

Other Financial Instruments:
Futures Contracts	$4,159,649	$–		$–		$4,159,649
Forward Exchange Contracts	–	9,851,122		–		9,851,122
Swap Contracts	–	13,303,324		–		13,303,324

Total Other Financial Instruments	$4,159,649	$23,154,446		$–		$27,314,095

Liabilities:
Other Financial Instruments:
Options Written	$780,889	$37,317		$–		$818,206
Securities Sold Short[a]	134,304,671	18,499,535	[e]	40,485		152,844,691
Futures Contracts	2,442,193	–		–		2,442,193
Forward Exchange Contracts	–	9,859,974		–		9,859,974
Swap Contracts	–	14,858,594		–	[c]	14,858,594
Unfunded Loan Commitments	–	99,659		–	[c]	99,659

Total Other Financial Instruments	$	137,527,753	$	43,355,079	$	40,485	$	180,923,317

		Level 1		Level 2		Level 3			Total
K2 Long Short Credit Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$	443,009	$	54,904	$	57,835		$	555,748
Convertible Bonds		–		532,120		–			532,120
Corporate Bonds and Notes		–		12,011,165		–			12,011,165
Senior Floating Rate Interests		–		658,498		–			658,498
Foreign Government and Agency Securities		–		2,776,942		–			2,776,942
U.S. Government and Agency Securities		–		170,863		–			170,863
Asset-Backed Securities and Commercial Mortgage-Backed Securities		–		10,950,239		–			10,950,239
Options Purchased		2,040		23		–			2,063
Short Term Investments		21,506,085		–		–			21,506,085

Total Investments in Securities	$	21,951,134	$	27,154,754	$	57,835		$	49,163,723

Other Financial Instruments:
Forward Exchange Contracts	$	–	$	270,277	$	–		$	270,277
Swap Contracts		–		264,678		–			264,678

Total Other Financial Instruments	$	–	$	534,955	$	–		$	534,955

Liabilities:
Other Financial Instruments:
Options Written	$	12,400	$	–	$	–		$	12,400
Securities Sold Short[a]		1,263,812		2,270,322		–			3,534,134
Futures Contracts		3,697		–		–			3,697
Forward Exchange Contracts		–		142,776		–			142,776
Swap Contracts		–		187,606		–			187,606
Unfunded Loan Commitments		–		14,650		–	[c]		14,650

Total Other Financial Instruments	$	1,279,909	$	2,615,354	$	–		$	3,895,263

[a]	For detailed categories, see the accompanying (Consolidated) Schedules of Investments.
[b]	Includes common stocks, convertible preferred stocks and preferred stocks as well as other equity interests.
[c]	Includes securities determined to have no value at February 28, 2023.
[d]

Includes foreign securities valued at $18,371,722, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.

[e]

Includes foreign securities valued at $1,312,358, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.